UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Equity Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 4.8%
14,449		APN Outdoor Group Ltd.	$53,502	0.0
5,957		ARB Corp. Ltd.	80,965	0.1
36,205	(1)	Ardent Leisure Group	51,746	0.0
55,251		Aristocrat Leisure Ltd.	912,612	0.9
22,648	(1)	Automotive Holdings Group Ltd.	59,102	0.1
23,253		Bapcor Ltd.	95,788	0.1
7,869		Breville Group Ltd.	69,985	0.1
7,026		Corporate Travel Management Ltd.	120,729	0.1
31,064		Crown Resorts Ltd.	276,216	0.3
5,616	(1)	Domino's Pizza Enterprises Ltd.	202,334	0.2
199,410		Fairfax Media Ltd.	148,275	0.1
4,995	(1)	Flight Centre Travel Group Ltd.	176,784	0.2
35,313		G8 Education Ltd.	112,930	0.1
10,073		Greencross Ltd.	41,891	0.0
7,394		GUD Holdings Ltd.	63,360	0.1
51,827	(1)	Harvey Norman Holdings Ltd.	158,085	0.1
22,173		HT&E Ltd.	35,934	0.0
9,359		Invocare Ltd.	115,515	0.1
9,708	(1)	JB Hi-Fi Ltd.	174,946	0.2
25,400		Mantra Group Ltd.	63,675	0.1
62,835	(1)	Myer Holdings Ltd.	38,229	0.0
26,511	(1)	Navitas Ltd.	94,364	0.1
4,058		News Corp.	55,127	0.1
64,954		Nine Entertainment Co. Holdings Ltd.	70,316	0.1
12,825		oOh!media Ltd.	44,409	0.0
8,322		Premier Investments Ltd.	85,134	0.1
4,227		REA Group Ltd.	222,652	0.2
13,588	(1)	Retail Food Group Ltd.	45,706	0.0
77,436		Seven West Media Ltd.	40,427	0.0
20,841		Skycity Entertainment Group Ltd.	56,182	0.1
65,351		Southern Cross Media Group Ltd.	60,788	0.1
71,275		Star Entertainment Grp Ltd.	293,776	0.3
11,982		Super Retail Group Ltd.	75,982	0.1
71,677		Tabcorp Holdings Ltd.	240,272	0.2
114,013		Tatts Group Ltd.	356,689	0.3
21,274		Trade Me Ltd.	70,332	0.1
9,824		Webjet Ltd.	83,240	0.1
			4,947,999	4.8

		Consumer Staples: 7.1%
62,173	(2)	a2 Milk Co. Ltd.	286,314	0.3
32,914		Asaleo Care Ltd.	40,014	0.0
31,562	(1),(2)	Australian Agricultural Co. Ltd.	38,210	0.0
16,048	(1)	Bega Cheese Ltd.	86,279	0.1
1,095	(1)	Blackmores Ltd.	101,557	0.1
44,535		Coca-Cola Amatil Ltd.	270,330	0.3
24,888		Costa Group Holdings Ltd.	109,341	0.1
19,794		GrainCorp Ltd.	126,984	0.1
83,976		Metcash Ltd.	169,154	0.2
14,733		Tassal Group Ltd.	44,564	0.0
64,011		Treasury Wine Estates Ltd.	688,615	0.7
98,327		Wesfarmers Ltd.	3,192,042	3.1
112,252		Woolworths Ltd.	2,223,013	2.1
			7,376,417	7.1

		Energy: 4.3%
124,247		Beach Energy Ltd.	76,798	0.1
22,618		Caltex Australia Ltd.	570,684	0.5
101,432		Oil Search Ltd.	559,628	0.5
151,210	(2)	Origin Energy Ltd.	890,515	0.8
152,777	(2)	Santos Ltd.	484,473	0.5
10,141		Washington H Soul Pattinson & Co. Ltd.	126,810	0.1
58,994	(2)	Whitehaven Coal Ltd.	171,040	0.2
62,829		Woodside Petroleum Ltd.	1,438,664	1.4
15,647	(2)	WorleyParsons Ltd.	166,542	0.2
			4,485,154	4.3

		Financials: 36.9%
253,851		AMP Ltd.	963,941	0.9
16,787		ASX Ltd.	691,898	0.7
254,612		Australia & New Zealand Banking Group Ltd.	5,930,828	5.7
33,589		Bank of Queensland Ltd.	342,773	0.3
40,984		Bendigo and Adelaide Bank Ltd.	374,191	0.4
21,543		BT Investment Management Ltd.	187,332	0.2
49,750		Challenger Ltd.	487,663	0.5
150,195		Commonwealth Bank of Australia	8,893,534	8.6
4,056		Credit Corp. Group Ltd.	61,294	0.1
59,489	(2)	CYBG PLC	240,649	0.2
27,221		Eclipx Group Ltd.	86,702	0.1
23,502		FlexiGroup Ltd./Australia	28,728	0.0
21,203		Genworth Mortgage Insurance Australia Ltd.	46,499	0.0
205,311		Insurance Australia Group Ltd.	1,028,277	1.0
22,905		IOOF Holdings Ltd.	200,762	0.2
6,057		Janus Henderson Group PLC	209,505	0.2
27,445		Macquarie Group Ltd.	1,964,953	1.9
12,088		Magellan Financial Group Ltd.	233,551	0.2
238,826		Medibank Pvt Ltd.	547,958	0.5
232,802		National Australia Bank Ltd.	5,771,838	5.5
38,071		NIB Holdings Ltd./Australia	171,597	0.2
4,094		Perpetual Ltd.	166,875	0.2
18,567	(1)	Platinum Asset Management Ltd.	88,437	0.1
118,368		QBE Insurance Group Ltd.	933,162	0.9

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
64,012		Steadfast Group Ltd.	$140,408	0.1
111,574		Suncorp Group Ltd.	1,145,647	1.1
294,309		Westpac Banking Corp.	7,402,911	7.1
			38,341,913	36.9

		Health Care: 7.0%
12,806		Ansell Ltd.	224,410	0.2
34,287		Australian Pharmaceutical Industries Ltd.	40,191	0.0
4,968		Cochlear Ltd.	621,419	0.6
39,239		CSL Ltd.	4,130,815	4.0
20,566		Estia Health Ltd.	51,226	0.0
13,430		Fisher & Paykel Healthcare Corp. Ltd.	123,625	0.1
150,207		Healthscope Ltd.	197,181	0.2
21,399		Japara Healthcare Ltd.	30,103	0.0
119,035	(1),(2)	Mayne Pharma Group Ltd.	61,845	0.1
22,205	(2)	Nanosonics Ltd.	45,539	0.0
36,013		Primary Health Care Ltd.	87,234	0.1
11,181		Ramsay Health Care Ltd.	547,078	0.5
11,461		Regis Healthcare Ltd.	31,331	0.0
48,927		ResMed, Inc.	375,386	0.4
93,826		Sigma Healthcare Ltd.	60,871	0.1
4,963		Sirtex Medical Ltd.	52,167	0.1
36,353		Sonic Healthcare Ltd.	597,383	0.6
			7,277,804	7.0

		Industrials: 7.1%
43,726		ALS Ltd.	268,997	0.3
177,946		Aurizon Holdings Ltd.	685,731	0.7
137,727		Brambles Ltd.	974,838	0.9
8,476		CIMIC Group Ltd.	294,556	0.3
136,861		Cleanaway Waste Management Ltd.	147,834	0.1
52,781		Downer EDI Ltd.	281,251	0.3
23,519		GWA Group Ltd.	48,325	0.0
11,958		IPH Ltd.	42,703	0.0
45,214		Macquarie Atlas Roads Group	192,880	0.2
6,707		McMillan Shakespeare Ltd.	77,465	0.1
7,863		Monadelphous Group Ltd.	97,123	0.1
156,809		Qantas Airways Ltd.	718,236	0.7
118,201	(1)	Qube Logistics Holdings Ltd.	229,602	0.2
40,975	(1)	Reliance Worldwide Corp. Ltd.	126,997	0.1
29,839		Seek Ltd.	389,612	0.4
9,409		Seven Group Holdings Ltd.	89,041	0.1
195,247		Sydney Airport	1,090,363	1.0
177,973		Transurban Group - Stapled Security	1,661,965	1.6
231,429	(2),(3)	Virgin Australia International Holdings	–	–
			7,417,519	7.1

		Information Technology: 1.4%
15,264	(1),(2)	Aconex Ltd.	47,867	0.0
9,620		Altium Ltd.	81,740	0.1
20,886		carsales.com Ltd.	210,777	0.2
43,417		Computershare Ltd.	493,967	0.5
11,865		IRESS Ltd.	106,305	0.1
42,548		Link Administration Holdings Ltd.	251,724	0.2
28,382		MYOB Group Ltd.	76,793	0.1
24,592	(2)	NEXTDC Ltd.	84,345	0.1
19,571		Technology One Ltd.	77,213	0.1
			1,430,731	1.4

		Materials: 16.7%
34,149		Adelaide Brighton Ltd.	156,529	0.1
202,077	(1)	Alumina Ltd.	350,196	0.3
100,434		Amcor Ltd.	1,201,227	1.2
278,299		BHP Billiton Ltd.	5,643,846	5.4
48,660		BlueScope Steel Ltd.	420,350	0.4
101,662		Boral Ltd.	542,054	0.5
6,621		Brickworks Ltd.	70,269	0.1
44,756		CSR Ltd.	166,659	0.2
33,049		DuluxGroup Ltd.	181,875	0.2
100,510		Evolution Mining Ltd.	173,978	0.2
13,951		Fletcher Building Ltd.	80,963	0.1
147,541		Fortescue Metals Group Ltd.	597,503	0.6
33,002	(1),(2)	Galaxy Resources Ltd.	67,494	0.1
36,291		Iluka Resources Ltd.	271,662	0.3
145,310		Incitec Pivot Ltd.	411,681	0.4
40,092		Independence Group NL	109,393	0.1
38,451		James Hardie Industries SE	536,679	0.5
13,547		Mineral Resources Ltd.	173,417	0.2
66,197		Newcrest Mining Ltd.	1,089,587	1.0
52,050		Northern Star Resources Ltd.	201,367	0.2
15,513		Nufarm Ltd.	101,084	0.1
32,514		Orica Ltd.	506,111	0.5
17,540	(1),(2)	Orocobre Ltd.	61,758	0.1
104,644		Orora Ltd.	255,301	0.2
25,901		OZ Minerals Ltd.	151,541	0.1
14,793		Pact Group Holdings Ltd.	60,923	0.1
42,673		Regis Resources Ltd.	120,368	0.1
63,501		Resolute Mining Ltd.	51,179	0.0
36,786		Rio Tinto Ltd.	1,928,135	1.9
13,524		Sandfire Resources NL	61,410	0.1
64,503	(2)	Saracen Mineral Holdings Ltd.	66,422	0.1
13,858		Sims Metal Management Ltd.	147,212	0.1
452,496		South32 Ltd.	1,170,610	1.1
44,512		St Barbara Ltd.	91,726	0.1
21,079	(1),(2)	Syrah Resources Ltd.	57,073	0.0
22,771	(1)	Western Areas Ltd.	46,655	0.0
			17,324,237	16.7

		Real Estate: 8.1%
27,952		Abacus Property Group	82,955	0.1
36,753		Aveo Group	69,030	0.1
41,922		BWP Trust	97,130	0.1
40,143		Charter Hall Group	169,308	0.2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
13,300		Charter Hall Long Wale REIT	$44,025	0.1
28,581		Charter Hall Retail REIT	88,647	0.1
111,267		Cromwell Property Group	83,399	0.1
87,516		Dexus	653,080	0.6
25,964		Gateway Lifestyle	39,946	0.0
138,101		Goodman Group	894,144	0.9
155,646		GPT Group	606,504	0.6
21,794		Growthpoint Properties Australia Ltd.	54,254	0.0
43,133		Investa Office Fund	152,478	0.1
2,599		Iron Mountain, Inc.	100,783	0.1
50,599		Lend Lease Corp., Ltd.	712,902	0.7
321,306		Mirvac Group	577,993	0.5
43,978		National Storage REIT	51,628	0.0
461,721		Scentre Group	1,425,297	1.4
62,568		Shopping Centres Australasia Property Group	112,510	0.1
208,564		Stockland	704,340	0.7
283,325		Vicinity Centres	591,767	0.6
37,712		Viva Energy REIT	62,467	0.0
165,777		Westfield Corp.	1,020,701	1.0
			8,395,288	8.1

		Telecommunication Services: 3.1%
14,733		Chorus Ltd.	41,652	0.0
17,286	(1)	SpeedCast International Ltd.	54,103	0.1
19,160		Spark New Zealand Ltd.	50,098	0.1
1,031,382		Telstra Corp., Ltd.	2,825,429	2.7
29,508	(1)	TPG Telecom Ltd.	112,961	0.1
53,552	(1)	Vocus Communications Ltd.	100,606	0.1
			3,184,849	3.1

		Utilities: 2.1%
57,059		AGL Energy Ltd.	1,047,753	1.0
96,635		APA Group	633,913	0.6
150,764		AusNet Services	200,058	0.2
83,406	(2)	Infigen Energy	49,798	0.0
145,863		Spark Infrastructure Group	288,699	0.3
			2,220,221	2.1

	Total Common Stock (Cost $97,680,746)		102,402,132	98.6

RIGHTS: –%
		Industrials: –%
6,840	(2)	Macquarie Atlas Roads Group	–	–

		Materials: –%
2,007	(2)	Syrah Resources Ltd.	–	–

		Real Estate: –%
72,917	(2),(3)	Chapter Hall Units Contingent	–	–

	Total Rights (Cost $–)		–	–

	Total Long-Term Investments (Cost $97,680,746)		102,402,132	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(4): 1.9%
41,258	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $41,262, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $42,083, due 08/15/18-02/15/37)	41,258	0.0
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/12/17-05/20/67)	1,000,000	0.9
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $1,000,090, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	1.0
		2,041,258	1.9

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
389,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930% (Cost $389,000)	$389,000	0.4

	Total Short-Term Investments (Cost $2,430,258)	2,430,258	2.3

	Total Investments in Securities (Cost $100,111,004)	$104,832,390	100.9
	Liabilities in Excess of Other Assets	(922,255)	(0.9)
	Net Assets	$103,910,135	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$4,947,999	$–	$4,947,999
Consumer Staples	–	7,376,417	–	7,376,417
Energy	–	4,485,154	–	4,485,154
Financials	–	38,341,913	–	38,341,913
Health Care	–	7,277,804	–	7,277,804
Industrials	–	7,417,519	–	7,417,519
Information Technology	–	1,430,731	–	1,430,731
Materials	–	17,324,237	–	17,324,237
Real Estate	44,025	8,351,263	–	8,395,288
Telecommunication Services	–	3,184,849	–	3,184,849
Utilities	–	2,220,221	–	2,220,221
Total Common Stock	44,025	102,358,107	–	102,402,132
Rights	–	–	–	–
Short-Term Investments	389,000	2,041,258	–	2,430,258
Total Investments, at fair value	$433,025	$104,399,365	$–	$104,832,390
Other Financial Instruments+
Forward Foreign Currency Contracts	–	6,347	–	6,347
Total Assets	$433,025	$104,405,712	$–	$104,838,737
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(21,841)	$–	$(21,841)
Futures	(15,572)	–	–	(15,572)
Total Liabilities	$(15,572)	$(21,841)	$–	$(37,413)

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 237,845	AUD 300,000	Barclays Bank PLC	12/20/17	$2,743
USD 238,706	AUD 300,000	Barclays Bank PLC	12/20/17	3,604
AUD 1,500,000	USD 1,197,351	JPMorgan Chase Bank N.A.	12/20/17	(21,841)
				$(15,494)

At September 30, 2017, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	15	12/21/17	$1,667,242	$(15,572)
			$1,667,242	$(15,572)

Currency Abbreviations

AUD	-	Australian Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$6,347
Total Asset Derivatives		$6,347

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$21,841
Equity contracts	Futures contracts	15,572
Total Liability Derivatives		$37,413

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Barclays Bank PLC	JPMorgan Chase Bank N.A.	Totals
Assets:
Forward foreign currency contracts	$6,347	$-	$6,347
Total Assets	$6,347	$-	$6,347

Liabilities:
Forward foreign currency contracts	$-	$21,841	$21,841
Total Liabilities	$-	$21,841	$21,841

Net OTC derivative instruments by counterparty, at fair value	$6,347	$(21,841)	$(15,494)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$6,347	$(21,841)	$(15,494)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $103,096,245.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,029,231
Gross Unrealized Depreciation	(6,425,415)

Net Unrealized Appreciation	$2,603,816

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Brazil: 4.6%
651,300		Ambev SA	$4,326,714	0.6
125,698		Banco Bradesco SA	1,327,565	0.2
119,300		Banco do Brasil S.A.	1,316,494	0.2
57,600		Banco Santander Brasil SA	503,226	0.1
96,700		BB Seguridade Participacoes SA	870,167	0.1
284,769		B3 SA - Brasil Bolsa Balcao	2,146,231	0.3
116,533		BR Malls Participacoes SA	521,007	0.1
61,200	(1)	BRF - Brasil Foods SA	885,010	0.1
31,300	(1)	Centrais Eletricas Brasileiras SA	194,788	0.0
168,600		CCR SA	947,565	0.1
48,200		Cia de Saneamento Basico do Estado de Sao Paulo	505,566	0.1
87,100	(1)	Cia Siderurgica Nacional S.A.	264,010	0.0
169,856		Cielo SA	1,176,118	0.2
21,300		Cosan SA Industria e Comercio	242,918	0.0
34,269		CPFL Energia SA	294,849	0.0
43,700		Duratex SA	130,942	0.0
42,549		EDP - Energias do Brasil S.A.	203,935	0.0
93,700		Embraer SA	530,458	0.1
22,400		Engie Brasil Energia SA	258,433	0.0
28,100		Equatorial Energia SA	544,495	0.1
34,200		Fibria Celulose SA	462,817	0.1
47,600		Hypermarcas SA	482,290	0.1
114,000		JBS SA	306,313	0.0
83,000		Klabin SA	485,345	0.1
190,804		Kroton Educacional SA	1,203,087	0.2
23,125		Localiza Rent a Car SA	422,320	0.1
26,900		Lojas Americanas SA	134,196	0.0
99,060		Lojas Renner SA	1,125,984	0.2
14,300		M Dias Branco SA	225,755	0.0
12,000		Multiplan Empreendimentos Imobiliarios SA	278,749	0.0
23,400		Natura Cosmeticos S.A.	231,255	0.0
38,300		Odontoprev SA	185,021	0.0
409,800	(1)	Petroleo Brasileiro SA	2,059,901	0.3
15,700		Porto Seguro SA	186,736	0.0
31,200		Qualicorp SA	369,614	0.1
32,300		Raia Drogasil SA	764,577	0.1
110,400	(1)	Rumo SA	421,083	0.1
28,486		Sul America SA	160,547	0.0
117,200		Tim Participacoes SA	429,627	0.1
20,900		Transmissora Alianca de Energia Eletrica SA	146,564	0.0
49,800		Ultrapar Participacoes SA	1,188,728	0.2
367,300		Vale SA	3,718,055	0.5
78,180		Weg S.A.	529,733	0.1
			32,708,788	4.6

		Chile: 1.1%
399,810		AES Gener SA	139,885	0.0
361,568		Aguas Andinas SA	230,047	0.0
3,447,998		Banco de Chile	525,940	0.1
5,203		Banco de Credito e Inversiones	329,056	0.1
9,319,163		Banco Santander Chile	692,913	0.1
197,686		Cencosud SA	604,316	0.1
20,307		Cia Cervecerias Unidas SA	273,393	0.0
1,124,966		Colbun SA	271,992	0.0
465,146		Enel Generacion Chile SA	406,128	0.1
20,684		Empresa Nacional de Telecomunicaciones SA	213,927	0.0
168,941		Empresas CMPC SA	444,703	0.1
62,052		Empresas COPEC SA	812,459	0.1
3,987,719		Enel Americas SA	816,484	0.1
2,661,559		Enel Chile SA	324,519	0.1
21,126,241		Itau CorpBanca	198,835	0.0
42,534		Latam Airlines Group SA	559,810	0.1
100,974		SACI Falabella	984,719	0.1
			7,829,126	1.1

		China: 29.2%
134,500	(1),(2),(3)	3SBio, Inc.	216,345	0.0
12,543	(1)	58.com, Inc. ADR	791,965	0.1
102,000		AAC Technologies Holdings, Inc.	1,726,002	0.2
3,625,000		Agricultural Bank of China Ltd.	1,631,796	0.2
250,000		Air China Ltd.	207,937	0.0
157,518	(1)	Alibaba Group Holding Ltd. ADR	27,204,934	3.8
476,000	(1)	Alibaba Health Information Technology Ltd.	238,280	0.0
1,800,000	(1),(2)	Alibaba Pictures Group Ltd.	288,252	0.0
554,000	(1)	Aluminum Corp. of China Ltd.	497,033	0.1
174,500		Anhui Conch Cement Co., Ltd.	700,395	0.1
151,000		Anta Sports Products Ltd.	634,998	0.1
7,173	(1)	Autohome, Inc. ADR	430,954	0.1
296,000		AviChina Industry & Technology Co. Ltd.	179,183	0.0
37,950	(1)	Baidu, Inc. ADR	9,399,836	1.3
10,994,000		Bank of China Ltd.	5,460,974	0.8
1,205,000		Bank of Communications Co., Ltd.	884,495	0.1
208,000		Beijing Capital International Airport Co., Ltd.	310,458	0.0
71,500		Beijing Enterprises Holdings Ltd.	385,121	0.1
646,000		Beijing Enterprises Water Group Ltd.	522,439	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
418,000		Brilliance China Automotive Holdings Ltd.	$1,116,650	0.2
87,500	(2)	Byd Co., Ltd.	829,911	0.1
1,501,000	(3)	CGN Power Co. Ltd.	416,620	0.1
1,257,000		China Cinda Asset Management Co. Ltd.	465,119	0.1
1,242,000		China CITIC Bank Corp. Ltd	792,711	0.1
289,000		China Coal Energy Co. - Class H	137,051	0.0
608,000		China Communications Construction Co., Ltd.	762,567	0.1
324,000		China Communications Services Corp., Ltd.	167,278	0.0
203,000		China Conch Venture Holdings Ltd.	395,778	0.1
11,635,000		China Construction Bank	9,720,483	1.4
387,000		China Everbright Bank Co. Ltd.	179,229	0.0
335,000		China Everbright International Ltd.	422,145	0.1
128,000		China Everbright Ltd.	295,598	0.0
452,000	(1)	China Evergrande Group	1,584,993	0.2
453,500		China Galaxy Securities Co. Ltd.	399,621	0.1
244,000		China Gas Holdings Ltd.	732,330	0.1
885,000	(3)	China Huarong Asset Management Co. Ltd.	396,283	0.1
480,000	(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
526,000		China Jinmao Holdings Group Ltd.	265,538	0.0
1,029,000		China Life Insurance Co., Ltd.	3,084,488	0.4
431,000		China Longyuan Power Group Corp. Ltd.	322,681	0.0
174,000		China Medical System Holdings Ltd.	304,717	0.0
380,000		China Mengniu Dairy Co., Ltd.	1,065,946	0.2
541,880		China Merchants Bank Co., Ltd.	1,918,826	0.3
181,003		China Merchants Port Holdings Co. Ltd	560,687	0.1
779,000		China Minsheng Banking Corp. Ltd.	717,487	0.1
849,000		China Mobile Ltd.	8,619,011	1.2
390,000		China National Building Material Co., Ltd.	271,464	0.0
244,000		China Oilfield Services Ltd.	224,753	0.0
534,000		China Overseas Land & Investment Ltd.	1,742,290	0.2
366,000		China Pacific Insurance Group Co., Ltd.	1,586,110	0.2
3,531,600		China Petroleum & Chemical Corp.	2,661,702	0.4
448,000		China Power International Development Ltd.	147,723	0.0
272,000		China Railway Construction Corp. Ltd.	345,999	0.1
555,000		China Railway Group Ltd.	461,152	0.1
226,000		China Resources Beer Holdings Co Ltd.	613,168	0.1
122,000		China Resources Gas Group Ltd.	425,862	0.1
382,444		China Resources Land Ltd.	1,175,904	0.2
270,000		China Resources Power Holdings Co.	489,015	0.1
471,500		China Shenhua Energy Co., Ltd.	1,114,790	0.2
258,000		China Southern Airlines Co., Ltd.	177,822	0.0
244,000		China State Construction International Holdings Ltd.	356,718	0.1
224,628		China Taiping Insurance Holdings Co., Ltd.	604,440	0.1
1,888,000		China Telecom Corp., Ltd.	971,354	0.1
834,000	(1)	China Unicom Hong Kong Ltd.	1,165,993	0.2
163,400		China Vanke Co. Ltd.	540,611	0.1
121,300		Chongqing Changan Automobile Co. Ltd.	160,406	0.0
358,000		Chongqing Rural Commercial Bank Co. Ltd.	227,904	0.0
805,000		CITIC Ltd.	1,192,806	0.2
319,500		CITIC Securities Co. Ltd.	705,066	0.1
2,483,000		CNOOC Ltd.	3,214,373	0.5
230,000		COSCO Shipping Ports, Ltd.	256,538	0.0
741,133		Country Garden Holdings Co. Ltd.	1,183,082	0.2
575,000		CRRC Corp. Ltd.	512,272	0.1
592,000		CSPC Pharmaceutical Group Ltd.	994,914	0.1
52,921	(1)	Ctrip.com International Ltd. ADR	2,791,054	0.4
370,000		Dongfeng Motor Group Co., Ltd.	490,991	0.1
270,000		Far East Horizon Ltd.	253,907	0.0
359,968		Fosun International Ltd	761,076	0.1
962,500	(2)	Fullshare Holdings Ltd.	418,928	0.1
72,000	(3)	Fuyao Glass Industry Group Co. Ltd.	262,145	0.0
1,765,000	(1),(2)	GCL Poly Energy Holdings Ltd.	242,749	0.0
681,000		Geely Automobile Holdings Ltd.	1,933,844	0.3
186,800		GF Securities Co. Ltd.	407,591	0.1
1,511,000	(2)	GOME Retail Holdings Ltd	170,707	0.0
424,000		Great Wall Motor Co. Ltd.	546,960	0.1
400,000		Guangdong Investment Ltd.	571,165	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
292,000		Guangzhou Automobile Group Co. Ltd.	$678,924	0.1
135,200		Guangzhou R&F Properties Co., Ltd.	313,974	0.0
172,000		Haier Electronics Group Co. Ltd.	420,986	0.1
89,000		Haitian International Holdings Ltd.	256,111	0.0
444,400		Haitong Securities Co. Ltd.	720,927	0.1
1,908,000	(1),(4)	Hanergy Thin Film Power Group Ltd.	–	–
99,500		Hengan International Group Co., Ltd.	922,740	0.1
598,000		Huaneng Power International, Inc.	370,658	0.1
694,000		Huaneng Renewables Corp. Ltd.	230,042	0.0
222,600	(3)	Huatai Securities Co. Ltd.	494,927	0.1
10,209,000		Industrial & Commercial Bank of China	7,631,327	1.1
90,831	(1)	JD.com, Inc. ADR	3,469,744	0.5
172,000		Jiangsu Expressway Co. Ltd.	264,142	0.0
178,000		Jiangxi Copper Co., Ltd.	282,813	0.0
115,000		Kingsoft Corp. Ltd.	269,406	0.0
440,000		Kunlun Energy Co. Ltd.	430,599	0.1
1,002,000		Lenovo Group Ltd.	554,571	0.1
202,000		Longfor Properties Co., Ltd.	510,713	0.1
92,000		Minth Group Ltd.	483,466	0.1
13,107	(1)	Momo, Inc. ADR	410,773	0.1
10,937		NetEase, Inc. ADR	2,885,290	0.4
107,000		New China Life Insurance Co. Ltd.	608,546	0.1
18,659		New Oriental Education & Technology Group, Inc. ADR	1,646,843	0.2
225,000		Nine Dragons Paper Holdings Ltd.	445,287	0.1
969,000		Peoples Insurance Co. Group of China Ltd.	434,860	0.1
2,932,000		PetroChina Co., Ltd.	1,866,082	0.3
633,496		PICC Property & Casualty Co., Ltd.	1,123,761	0.2
721,500		Ping An Insurance Group Co. of China Ltd.	5,573,164	0.8
381,900	(1),(2)	Semiconductor Manufacturing International Corp.	432,096	0.1
268,000		Shandong Weigao Group Medical Polymer Co., Ltd.	190,548	0.0
396,000	(1)	Shanghai Electric Group Co., Ltd.	174,712	0.0
65,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	271,925	0.0
69,000		Shanghai Industrial Holdings Ltd.	209,479	0.0
129,240	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	205,621	0.0
93,700		Shanghai Pharmaceuticals Holding Co. Ltd.	229,568	0.0
104,000		Shenzhou International Group Holdings Ltd.	815,608	0.1
163,000		Shimao Property Holdings Ltd.	355,472	0.1
521,000		Sihuan Pharmaceutical Holdings Group Ltd.	190,234	0.0
7,976	(1)	Sina Corp.	914,448	0.1
621,000		Sino Biopharmaceutical Ltd.	657,910	0.1
418,000		Sino-Ocean Group Holding Ltd.	279,813	0.0
173,000		Sinopec Engineering Group Co. Ltd.	152,590	0.0
488,000		Sinopec Shanghai Petrochemical Co. Ltd.	291,554	0.0
166,000		Sinopharm Group Co.	735,296	0.1
295,500		Soho China Ltd.	169,588	0.0
325,500		Sun Art Retail Group Ltd.	303,217	0.0
287,000	(2)	Sunac China Holdings Ltd.	1,318,060	0.2
99,000		Sunny Optical Technology Group Co. Ltd.	1,589,345	0.2
38,640		TAL Education Group ADR	1,302,554	0.2
787,100		Tencent Holdings Ltd.	34,412,558	4.9
268,000		Tingyi Cayman Islands Holding Corp.	403,996	0.1
135,000		Travelsky Technology Ltd.	353,153	0.1
50,000		Tsingtao Brewery Co., Ltd.	192,132	0.0
57,015	(1)	Vipshop Holdings Ltd. ADR	501,162	0.1
704,000		Want Want China Holdings Ltd.	496,008	0.1
5,249	(1),(2)	Weibo Corp. ADR	519,336	0.1
274,000		Weichai Power Co. Ltd.	302,196	0.0
106,000		ENN Energy Holdings Ltd.	767,931	0.1
260,000		Yanzhou Coal Mining Co., Ltd.	257,058	0.0
53,245	(1)	Yum China Holdings, Inc.	2,128,203	0.3
4,624	(1)	YY, Inc. ADR	401,271	0.1
200,000		Zhejiang Expressway Co., Ltd.	249,140	0.0
74,800		Zhuzhou CSR Times Electric Co., Ltd.	419,855	0.1
790,000		Zijin Mining Group Co., Ltd.	271,774	0.0
101,640	(1)	ZTE Corp.	334,440	0.1
			205,861,020	29.2

		Colombia: 0.4%
21,247		Bancolombia SA	234,999	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Colombia: (continued)
15,831		BanColombia SA ADR	$724,902	0.1
67,358		Cementos Argos SA	267,908	0.0
678,385		Ecopetrol SA	323,413	0.1
42,096		Grupo Argos SA/Colombia	301,892	0.1
32,051		Grupo de Inversiones Suramericana SA	447,485	0.1
59,565		Interconexion Electrica SA ESP	277,479	0.0
			2,578,078	0.4

		Czech Republic: 0.2%
22,356		CEZ AS	449,060	0.1
10,647		Komercni Banka AS	464,959	0.1
59,962	(3)	Moneta Money Bank AS	211,122	0.0
9,025		O2 Czech Republic AS	110,847	0.0
			1,235,988	0.2

		Egypt: 0.1%
144,135		Commercial International Bank Egypt SAE	666,532	0.1
70,820		Egyptian Financial Group-Hermes Holding	88,916	0.0
300,970	(1)	Global Telecom Holding	109,475	0.0
			864,923	0.1

		Greece: 0.3%
193,835	(1)	Alpha Bank AE	384,234	0.1
265,041	(1)	Eurobank Ergasias SA	235,576	0.0
4,349	(1)	FF Group	94,526	0.0
34,748		Hellenic Telecommunications Organization SA	420,824	0.1
14,705		Jumbo SA	243,143	0.0
784,300	(1)	National Bank of Greece SA	267,605	0.0
29,772		OPAP S.A.	314,926	0.1
38,332	(1)	Piraeus Bank SA	132,078	0.0
6,209		Titan Cement Co. SA	157,188	0.0
			2,250,100	0.3

		Hungary: 0.3%
51,456		MOL Hungarian Oil & Gas PLC	585,186	0.1
32,993		OTP Bank Nyrt	1,238,619	0.2
19,097		Richter Gedeon Nyrt	474,541	0.0
			2,298,346	0.3

		India: 8.3%
6,344		ACC Ltd.	161,072	0.0
82,169		Ambuja Cements Ltd.	335,542	0.0
11,850		Apollo Hospitals Enterprise Ltd.	182,599	0.0
158,394		Ashok Leyland Ltd.	298,975	0.0
39,384		Asian Paints Ltd.	683,416	0.1
35,680		Aurobindo Pharma Ltd.	378,378	0.1
232,198		Axis Bank Ltd.	1,812,840	0.3
11,574		Bajaj Auto Ltd.	551,218	0.1
22,732		Bajaj Finance Ltd.	641,024	0.1
5,409		Bajaj Finserv Ltd.	427,507	0.1
28,512		Bharat Forge Ltd.	257,457	0.0
120,209		Bharat Heavy Electricals Ltd.	154,895	0.0
103,682		Bharat Petroleum Corp. Ltd.	748,737	0.1
165,357		Bharti Airtel Ltd.	987,489	0.1
75,548		Bharti Infratel Ltd.	460,998	0.1
1,011		Bosch Ltd.	318,355	0.0
28,055		Cadila Healthcare Ltd.	202,312	0.0
47,483		Cipla Ltd.	426,125	0.1
93,097		Coal India Ltd.	386,419	0.1
5,815		Container Corp. Of India Ltd.	119,978	0.0
73,359		Dabur India Ltd.	342,773	0.0
11,563		Dr Reddys Laboratories Ltd.	413,384	0.1
4,307		Dr. Reddys Laboratories Ltd. ADR	153,674	0.0
1,832		Eicher Motors Ltd.	876,771	0.1
68,605		GAIL India Ltd.	440,711	0.1
18,796		Glenmark Pharmaceuticals Ltd.	172,312	0.0
32,576		Godrej Consumer Products Ltd.	459,260	0.1
45,631		Grasim Industries Ltd.	793,331	0.1
34,900		Havells India Ltd.	258,600	0.0
76,478		HCL Technologies Ltd.	1,024,895	0.1
6,933		Hero Motocorp Ltd.	401,259	0.1
158,131		Hindalco Industries Ltd.	584,282	0.1
84,373		Hindustan Petroleum Corp. Ltd.	551,726	0.1
89,927		Hindustan Unilever Ltd.	1,617,702	0.2
208,812		Housing Development Finance Corp.	5,573,826	0.8
328,014		ICICI Bank Ltd.	1,391,343	0.2
201,480		Idea Cellular Ltd.	239,225	0.0
194,013		IDFC Bank Ltd.	167,720	0.0
44,287		Indiabulls Housing Finance Ltd.	819,862	0.1
81,662		Indian Oil Corp. Ltd.	501,271	0.1
154,552		Infosys Ltd.	2,133,852	0.3
94,776		Infosys Ltd.-SP ADR ADR	1,382,782	0.2
470,609		ITC Ltd.	1,862,111	0.3
116,926		JSW Steel Ltd.	445,608	0.1
42,696		Larsen & Toubro Ltd.	747,630	0.1
23,043	(1),(2)	Larsen & Toubro Ltd. GDS GDR	406,709	0.1
40,817		LIC Housing Finance Ltd.	392,822	0.1
30,945		Lupin Ltd.	480,643	0.1
38,494		Mahindra & Mahindra Financial Services Ltd.	243,317	0.0
36,819		Mahindra & Mahindra Ltd.	707,889	0.1
15,175		Mahindra & Mahindra Ltd. - SPON GDR GDR	292,877	0.1
62,398		Marico Ltd.	297,310	0.0
14,622		Maruti Suzuki India Ltd.	1,789,082	0.3
87,470		Motherson Sumi Systems Ltd.	451,326	0.1
101,998		Adani Ports & Special Economic Zone, Ltd.	589,325	0.1
3,211		Nestle India Ltd.	355,298	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
226,364		NTPC Ltd.	$580,692	0.1
178,250		Oil & Natural Gas Corp., Ltd.	467,123	0.1
11,009		Piramal Enterprises, Ltd.	442,603	0.1
86,417		Power Finance Corp. Ltd.	161,577	0.0
209,026		Reliance Industries Ltd.	2,502,276	0.4
75,618		Reliance Industries Ltd. GDR GDR	1,805,438	0.3
93,810		Rural Electrification Corp. Ltd.	219,984	0.0
19,836		Shriram Transport Finance Co. Ltd.	320,845	0.0
1,164		Shree Cement Ltd.	331,386	0.0
9,875		Siemens, Ltd.	180,047	0.0
196,399		State Bank of India	764,887	0.1
4,282	(2)	State Bank of India Ltd. GDR	164,834	0.0
132,079		Sun Pharmaceutical Industries Ltd.	1,019,304	0.1
63,789		Tata Consultancy Services Ltd.	2,381,796	0.3
206,955	(1)	Tata Motors Ltd.	1,275,444	0.2
53,119	(1)	Tata Motors Ltd. - A - DVR	181,281	0.0
2,354	(1)	Tata Motors Ltd. - SPON ADR ADR	73,610	0.0
151,303		Tata Power Co. Ltd.	180,496	0.0
41,680		Tata Steel Ltd.	417,274	0.1
63,550		Tech Mahindra Ltd.	445,848	0.1
43,240		Titan Co., Ltd.	387,296	0.1
11,901		Ultratech Cement Ltd.	702,730	0.1
8,312	(1)	United Spirits Ltd.	305,587	0.0
49,675		UPL Ltd.	593,107	0.1
204,659		Vedanta Ltd.	987,727	0.1
15,380	(2)	Wipro Ltd. ADR	87,358	0.0
152,258		Wipro Ltd.	653,749	0.1
236,020		Yes Bank Ltd.	1,266,955	0.2
73,654		Zee Entertainment Enterprises Ltd.	587,369	0.1
			58,386,467	8.3

		Indonesia: 2.2%
2,058,000		Adaro Energy Tbk PT	279,364	0.0
246,900		AKR Corporindo Tbk PT	130,150	0.0
2,795,500		Astra International Tbk PT	1,641,258	0.2
1,368,200		Bank Central Asia Tbk PT	2,063,151	0.3
473,900		Bank Danamon Indonesia Tbk PT	183,043	0.0
2,581,400		Bank Mandiri Persero TBK PT	1,290,002	0.2
1,539,500		Bank Rakyat Indonesia	1,747,823	0.3
1,044,000		Bank Negara Indonesia Persero Tbk PT	574,071	0.1
1,039,800		Bumi Serpong Damai PT	136,771	0.0
976,600		Charoen Pokphand Indonesia Tbk PT	198,869	0.0
65,400		Gudang Garam Tbk PT	319,648	0.1
1,284,200		Hanjaya Mandala Sampoerna Tbk PT	368,031	0.1
243,500		Indocement Tunggal Prakarsa Tbk PT	341,685	0.0
320,100		Indofood CBP Sukses Makmur TBK PT	207,520	0.0
617,900		Indofood Sukses Makmur Tbk PT	386,938	0.1
316,031		Jasa Marga Persero Tbk PT	131,363	0.0
2,872,300		Kalbe Farma Tbk PT	355,374	0.1
1,970,000		Lippo Karawaci Tbk PT	106,040	0.0
354,000		Matahari Department Store Tbk PT	243,916	0.0
786,300		Media Nusantara Citra Tbk PT	77,060	0.0
3,061,400		Pakuwon Jati Tbk PT	138,888	0.0
1,560,600		Perusahaan Gas Negara PT	182,641	0.0
402,200		Semen Indonesia Persero Tbk PT	302,667	0.1
1,330,600		Summarecon Agung Tbk PT	105,372	0.0
757,500		Surya Citra Media Tbk PT	123,193	0.0
6,967,700		Telekomunikasi Indonesia Persero Tbk PT	2,423,223	0.4
286,200		Tower Bersama Infrastructure Tbk PT	139,760	0.0
208,300		Unilever Indonesia Tbk PT	757,405	0.1
234,100		United Tractors Tbk PT	556,181	0.1
676,200		Waskita Karya Persero Tbk PT	89,235	0.0
448,675	(1)	XL Axiata Tbk PT	124,664	0.0
			15,725,306	2.2

		Malaysia: 2.2%
200,900		AirAsia Bhd	164,300	0.0
143,300		Alliance Financial Group Bhd	132,355	0.0
229,900		AMMB Holdings Bhd	237,688	0.0
214,300		Astro Malaysia Holdings Bhd	143,121	0.0
366,100		Axiata Group Bhd	455,031	0.1
19,700		British American Tobacco Malaysia Bhd	204,068	0.0
625,900		CIMB Group Holdings Bhd	935,025	0.1
440,642		Dialog Group BHD	208,933	0.0
435,700		Digi.Com BHD	505,608	0.1
204,400		Felda Global Ventures Holdings Bhd	81,948	0.0
245,500		Gamuda BHD	306,984	0.0
307,300		Genting Bhd	695,508	0.1
416,200		Genting Malaysia BHD	530,468	0.1
33,900		Genting Plantations Bhd	82,693	0.0
86,600		HAP Seng Consolidated Bhd	186,687	0.0
95,600		Hartalega Holdings Bhd	157,666	0.0
94,472		Hong Leong Bank BHD	354,843	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
32,192		Hong Leong Financial Group Bhd	$126,706	0.0
294,800		IHH Healthcare Bhd	401,506	0.1
401,800		IJM Corp. Bhd	314,018	0.1
306,500		IOI Corp. Bhd	329,887	0.1
232,940		IOI Properties Group Bhd	111,436	0.0
64,400		Kuala Lumpur Kepong Bhd	374,580	0.1
489,200		Malayan Banking BHD	1,104,886	0.2
116,000		Malaysia Airports Holdings Bhd	233,511	0.0
267,200		Maxis Bhd	367,024	0.1
179,300		MISC Bhd	310,403	0.1
336,900		Petronas Chemicals Group Bhd	581,646	0.1
35,400		Petronas Dagangan BHD	204,036	0.0
99,300		Petronas Gas BHD	421,610	0.1
68,300		PPB Group Bhd	272,715	0.0
398,400		Public Bank BHD	1,929,254	0.3
77,500	(1)	RHB Bank Bhd	–	–
112,476		RHB Capital Bhd	134,129	0.0
515,200		Sapura Energy Bhd	185,980	0.0
324,300		Sime Darby Bhd	692,953	0.1
157,100		Telekom Malaysia BHD	242,059	0.0
457,400		Tenaga Nasional BHD	1,552,110	0.2
63,400	(1)	UMW Holdings Bhd	83,427	0.0
146,400		Westports Holdings Bhd	132,244	0.0
591,700		YTL Corp. Bhd	190,745	0.0
251,295		YTL Power International Bhd	81,533	0.0
			15,761,324	2.2

		Mexico: 3.5%
415,500		Alfa SA de CV	523,653	0.1
4,620,200		America Movil SAB de CV	4,102,616	0.6
61,000		Arca Continental SAB de CV	416,415	0.1
2,017,321	(1)	Cemex SA de CV	1,832,317	0.3
69,400		Coca-Cola Femsa SAB de CV	535,954	0.1
26,500		El Puerto de Liverpool SAB de CV	214,023	0.0
360,700		Fibra Uno Administracion SA de CV	608,496	0.1
268,700		Fomento Economico Mexicano SAB de CV	2,565,709	0.4
137,000		Gentera SAB de CV	221,938	0.0
30,425		Gruma SAB de CV	446,818	0.1
50,200		Grupo Aeroportuario del Pacifico SA de CV	514,130	0.1
28,620		Grupo Aeroportuario del Sureste SA de CV	545,839	0.1
228,900		Grupo Bimbo SAB de CV	553,961	0.1
63,000		Grupo Carso SAB de CV	248,713	0.0
346,400		Grupo Financiero Banorte	2,384,853	0.3
319,400		Grupo Financiero Inbursa SA	583,900	0.1
253,700		Grupo Financiero Santander Mexico SAB de CV	514,923	0.1
87,400	(2)	Grupo Lala SAB de CV	148,162	0.0
528,300		Grupo Mexico SA de CV Series B	1,617,973	0.2
338,000		Grupo Televisa S.A.	1,665,870	0.2
18,800		Industrias Penoles, S.A. de C.V.	468,090	0.1
73,600		Infraestructura Energetica Nova SAB de CV	412,136	0.0
208,200		Kimberly-Clark de Mexico SA de CV	424,289	0.1
142,750		Mexichem SA de CV	376,355	0.0
31,595		Promotora y Operadora de Infraestructura SAB de CV	333,578	0.0
11,891	(2)	Southern Copper Corp.	472,786	0.1
726,500		Wal-Mart de Mexico SAB de CV	1,663,649	0.2
			24,397,146	3.5

		Pakistan: 0.1%
36,200		Engro Corp. Ltd./Pakistan	104,203	0.0
85,300		Habib Bank Ltd.	146,323	0.0
18,950		Lucky Cement Ltd.	101,639	0.0
56,600		MCB Bank Ltd.	112,260	0.0
99,000		Oil & Gas Development Co. Ltd.	139,691	0.1
68,600		United Bank Ltd./Pakistan	123,867	0.0
			727,983	0.1

		Peru: 0.3%
25,876		Cia de Minas Buenaventura SAA ADR	330,954	0.0
9,371		Credicorp Ltd.	1,921,242	0.3
			2,252,196	0.3

		Philippines: 1.1%
280,270		Aboitiz Equity Ventures, Inc.	404,489	0.1
198,700		Aboitiz Power Corp.	167,606	0.0
456,400		Alliance Global Group, Inc.	144,109	0.0
34,190		Ayala Corp.	653,402	0.1
1,001,400		Ayala Land, Inc.	858,753	0.1
119,180		Bank of the Philippine Islands	233,318	0.1
272,629		BDO Unibank, Inc.	702,173	0.1
579,450		DMCI Holdings, Inc.	177,943	0.0
417,984		Energy Development Corp.	46,287	0.0
4,610		Globe Telecom, Inc.	186,260	0.0
12,505		GT Capital Holdings, Inc.	285,964	0.0
71,390		International Container Terminal Services, Inc.	146,471	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Philippines: (continued)
395,090		JG Summit Holdings, Inc.	$583,308	0.1
64,020		Jollibee Foods Corp.	307,255	0.1
1,600,000		Megaworld Corp.	164,928	0.0
2,101,000		Metro Pacific Investments Corp.	277,412	0.0
92,610		Metropolitan Bank & Trust Co.	157,864	0.0
12,220		PLDT, Inc.	399,000	0.1
224,400		Robinsons Land Corp.	111,923	0.0
15,530		Security Bank Corp.	74,434	0.0
34,017		SM Investments Corp.	591,758	0.1
1,188,900		SM Prime Holdings, Inc.	807,115	0.1
124,310		Universal Robina Corp.	374,444	0.1
			7,856,216	1.1

		Poland: 1.3%
12,514	(1)	Alior Bank SA	234,882	0.1
4,625		Bank Handlowy w Warszawie	87,629	0.0
84,067	(1),(2)	Bank Millennium SA	161,693	0.0
21,696	(2)	Bank Pekao SA	761,827	0.1
4,874		Bank Zachodni WBK SA	466,974	0.1
3,844		CCC SA	290,749	0.1
31,123		Cyfrowy Polsat SA	221,332	0.0
10,880	(2)	Eurocash SA	115,151	0.0
12,923		Grupa Lotos SA	211,693	0.0
7,377	(1)	Jastrzebska Spolka Weglowa SA	195,029	0.0
19,060		KGHM Polska Miedz SA	613,999	0.1
176		LPP SA	394,158	0.1
2,061	(1)	mBank SA	236,966	0.0
115,405	(1)	PGE Polska Grupa Energetyczna SA	420,925	0.1
41,694		Polski Koncern Naftowy Orlen	1,391,180	0.2
238,537		Polskie Gornictwo Naftowe I Gazownictwo SA	444,148	0.1
128,641	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	1,247,117	0.2
83,333	(2)	Powszechny Zaklad Ubezpieczen SA	1,051,739	0.1
74,669		Synthos SA	105,278	0.0
148,971	(1)	Tauron Polska Energia SA	153,094	0.0
93,198	(1)	Orange Polska SA	135,220	0.0
6,259		Grupa Azoty SA	136,878	0.0
			9,077,661	1.3

		Qatar: 0.6%
14,312		Barwa Real Estate Co.	126,088	0.0
28,916	(1)	Commercial Bank QSC/The	231,364	0.0
22,165		Doha Bank QSC	176,516	0.0
109,259		Ezdan Holding Group QSC	315,571	0.0
20,705		Industries Qatar QSC	522,498	0.1
50,115		Masraf Al Rayan	510,791	0.1
10,863		Ooredoo QSC	247,001	0.1
3,996		Qatar Electricity & Water Co. QSC	191,817	0.0
38,907		Qatar Gas Transport Co. Ltd.	168,846	0.0
18,446		Qatar Insurance Co. SAQ	265,128	0.1
8,420		Qatar Islamic Bank SAQ	210,668	0.0
31,084		Qatar National Bank QPSC	1,041,726	0.2
			4,008,014	0.6

		Romania: 0.1%
44,642		NEPI Rockcastle PLC	606,383	0.1

		Russia: 3.3%
366,300	(1)	Alrosa PJSC	524,175	0.1
1,479,843		Gazprom PJSC	3,144,788	0.4
4,532,000	(1)	Inter RAO UES PJSC	292,265	0.0
59,201		Lukoil PJSC	3,150,048	0.4
42,697		Magnit PJSC GDR	1,748,109	0.3
8,840		MMC Norilsk Nickel OJSC	1,525,366	0.2
69,928		Mobile TeleSystems PJSC ADR	730,048	0.1
202,715		Moscow Exchange MICEX-RTS PJ	407,034	0.1
11,598		Novatek PJSC GDR	1,362,714	0.2
163,970		Novolipetsk Steel PJSC	377,044	0.1
15,991		PhosAgro OJSC GDR	227,990	0.0
152,836		Rosneft Oil Co. PJSC	847,902	0.1
143,064		Rostelecom PJSC	172,560	0.0
13,766,910		RusHydro PJSC	203,590	0.0
1,185,442	(1)	Sberbank PAO	3,963,838	0.6
80,311		Sberbank PAO ADR ADR	1,146,038	0.2
23,821		Severstal PJSC	360,145	0.1
23,820		Sistema PJSC FC GDR	114,336	0.0
984,451		Surgutneftegas OJSC	504,632	0.1
214,685		Tatneft PJSC	1,535,530	0.2
681,827,930		VTB Bank PJSC	730,110	0.1
			23,068,262	3.3

		South Africa: 6.2%
7,651	(1)	Anglo American Platinum Ltd.	195,422	0.0
56,503		AngloGold Ashanti Ltd.	530,846	0.1
53,560		Aspen Pharmacare Holdings Ltd.	1,201,595	0.2
93,466		Barclays Africa Group Ltd.	959,331	0.1
46,558	(2)	Bid Corp. Ltd.	1,045,073	0.2
46,842		Bidvest Group Ltd.	597,384	0.1
50,248	(1),(2)	Brait SE	198,976	0.0
5,717		Capitec Bank Holdings Ltd.	362,679	0.1
31,625		Coronation Fund Managers Ltd.	157,491	0.0
49,361		Discovery Ltd.	513,302	0.1
28,369		Exxaro Resources Ltd.	258,328	0.0
465,115	(2)	FirstRand Ltd.	1,788,535	0.3
114,470		Fortress Income Fund Ltd.	327,631	0.1
141,989		Fortress Income Fund Ltd. - A	180,911	0.0
30,427		Foschini Group Ltd./The	305,085	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
114,168		Gold Fields Ltd.	$493,734	0.1
299,400		Growthpoint Properties Ltd.	537,706	0.1
34,150		Hyprop Investments Ltd.	266,667	0.0
83,121	(1),(2)	Impala Platinum Holdings Ltd.	190,586	0.0
20,883		Imperial Holdings Ltd.	295,076	0.0
37,933		Investec Ltd.	274,577	0.0
17,607		Liberty Holdings Ltd.	136,820	0.0
185,968		Life Healthcare Group Holdings Ltd.	324,963	0.0
15,406	(2)	Massmart Holdings Ltd.	126,946	0.0
129,518		MMI Holdings Ltd.	165,978	0.0
16,622		Mondi Ltd.	443,802	0.1
34,296		Mr Price Group Ltd.	456,108	0.1
234,553		MTN Group Ltd.	2,156,591	0.3
60,600		Naspers Ltd.	13,100,062	1.9
30,755		Nedbank Group Ltd.	460,179	0.1
137,057		Netcare Ltd.	241,697	0.0
20,960		Novus Holdings Ltd.	10,044	0.0
49,937		Pick n Pay Stores Ltd.	212,492	0.0
17,294		Pioneer Foods Group Ltd.	144,024	0.0
12,964		PSG Group Ltd.	224,171	0.0
92,911		Rand Merchant Investment Holdings Ltd.	284,592	0.0
687,005		Redefine Properties Ltd.	542,449	0.1
72,385		Remgro Ltd.	1,098,565	0.2
40,344		Resilient REIT Ltd.	396,564	0.1
97,038	(2)	RMB Holdings Ltd.	454,855	0.1
194,129		Sanlam Ltd.	969,832	0.1
76,066		Sappi Ltd.	518,065	0.1
76,682		Sasol Ltd.	2,098,387	0.3
60,696		Shoprite Holdings Ltd.	927,515	0.1
238,031		Sibanye-Stillwater	267,441	0.0
26,377		Spar Group Ltd.	325,724	0.0
179,433		Standard Bank Group Ltd.	2,093,362	0.3
417,513		Steinhoff International Holdings NV	1,855,678	0.3
36,783		Telkom SA Ltd.	161,083	0.0
23,084		Tiger Brands Ltd.	643,591	0.1
60,733	(2)	Truworths International Ltd.	346,533	0.1
83,320		Vodacom Group Pty Ltd.	991,202	0.1
138,689		Woolworths Holdings Ltd./South Africa	614,097	0.1
			43,474,347	6.2

		South Korea: 13.9%
4,424		Amorepacific Corp.	1,004,270	0.1
4,083		Amorepacific Group	440,885	0.1
3,104		BGF retail Co. Ltd.	225,497	0.0
35,912		BNK Financial Group, Inc.	314,044	0.1
11,108	(1)	Celltrion, Inc.	1,380,099	0.2
9,289		Cheil Worldwide, Inc.	147,851	0.0
1,124		CJ CheilJedang Corp.	348,034	0.1
2,089		CJ Corp.	311,770	0.1
2,605		CJ E&M Corp.	175,703	0.0
1,085	(1)	CJ Logistics Corp.	155,099	0.0
3,774		Daelim Industrial Co., Ltd.	264,608	0.0
17,344	(1)	Daewoo Engineering & Construction Co., Ltd.	109,413	0.0
23,521		DGB Financial Group, Inc.	215,882	0.0
6,837		Dongbu Insurance Co., Ltd.	436,807	0.1
4,981		Dongsuh Cos, Inc.	116,700	0.0
7,166		Doosan Heavy Industries and Construction Co. Ltd.	107,336	0.0
3,998		Doosan Bobcat, Inc.	127,852	0.0
2,869		E-Mart, Inc.	523,349	0.1
2,540		Hyundai Glovis Co., Ltd.	328,761	0.1
6,926	(1)	GS Engineering & Construction Corp.	161,742	0.0
7,050		GS Holdings Corp.	404,930	0.1
3,642		GS Retail Co. Ltd.	109,887	0.0
41,071		Hana Financial Group, Inc.	1,703,903	0.2
10,372		Hankook Tire Co. Ltd.	546,192	0.1
837	(1)	Hanmi Pharm Co. Ltd.	333,036	0.1
1,794	(1)	Hanmi Science Co. Ltd.	144,320	0.0
25,702		Hanon Systems Corp.	283,456	0.0
1,418		Hanssem Co. Ltd.	187,757	0.0
14,667		Hanwha Chemical Corp.	417,311	0.1
6,326		Hanwha Corp.	243,855	0.0
33,587		Hanwha Life Insurance Co. Ltd.	201,198	0.0
4,904	(1)	Hanwha Techwin Co. Ltd	142,377	0.0
2,163		Lotte Chemical Corp.	716,167	0.1
4,291		Hotel Shilla Co. Ltd.	218,234	0.0
80,674		SK Hynix, Inc.	5,883,581	0.8
3,008		Hyosung Corp.	383,327	0.1
1,935		Hyundai Department Store Co. Ltd.	149,499	0.0
8,095		Hyundai Development Co-Engineering & Construction	253,064	0.0
10,606		Hyundai Engineering & Construction Co. Ltd.	356,385	0.1
4,319	(1)	Hyundai Heavy Industries Co. Ltd	549,797	0.1
8,877		Hyundai Marine & Fire Insurance Co., Ltd.	352,069	0.1
9,466		Hyundai Mobis Co. Ltd.	1,987,461	0.3
21,377		Hyundai Motor Co.	2,812,187	0.4
11,131		Hyundai Steel Co.	515,048	0.1
2,263		Hyundai Wia Corp.	129,220	0.0
1,342	(1)	Hyundai Robotics Co. Ltd.	501,079	0.1
35,361		Industrial Bank Of Korea	445,774	0.1
4,651		Kakao Corp.	586,792	0.1
16,574		Kangwon Land, Inc.	507,101	0.1
55,188		KB Financial Group, Inc.	2,715,202	0.4
836		KCC Corp.	273,902	0.0
2,988		KEPCO Plant Service & Engineering Co. Ltd.	108,364	0.0
36,041		Kia Motors Corp.	997,140	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
9,568		Korea Aerospace Industries Ltd.	$365,576	0.1
35,379		Korea Electric Power Corp.	1,202,013	0.2
3,818	(1)	Korea Gas Corp.	140,574	0.0
5,436		Korea Investment Holdings Co., Ltd.	291,617	0.0
1,164		Korea Zinc Co., Ltd.	504,337	0.1
6,923	(1)	Korean Air Lines Co. Ltd.	186,628	0.0
4,344		KT Corp.	110,746	0.0
16,194		KT&G Corp.	1,494,395	0.2
2,518		Kumho Petrochemical Co. Ltd.	159,074	0.0
6,336		LG Chem Ltd.	2,176,747	0.3
13,250		LG Corp.	935,604	0.1
31,907		LG Display Co., Ltd.	854,728	0.1
14,645		LG Electronics, Inc.	1,057,682	0.2
1,302		LG Household & Health Care Ltd.	1,064,017	0.2
1,973		LG Innotek Co. Ltd.	266,493	0.0
84		Lotte Chilsung Beverage Co., Ltd.	99,302	0.0
772		Lotte Confectionery Co. Ltd.	111,889	0.0
1,721		Lotte Shopping Co. Ltd.	370,390	0.1
568		Medy-Tox, Inc.	246,148	0.0
52,011		Mirae Asset Daewoo Co., Ltd.	448,796	0.1
3,901		NAVER Corp.	2,545,136	0.4
2,476		NCSoft Corp.	1,006,631	0.1
2,247	(1),(3)	Netmarble Games Corp.	297,220	0.1
19,643		NH Investment & Securities Co., Ltd.	234,602	0.0
2,224		OCI Co. Ltd.	199,514	0.0
3,066	(1)	Orion Corp./Republic of Korea	259,660	0.0
169		Ottogi Corp.	108,304	0.0
28,525	(1)	Pan Ocean Co. Ltd.	134,557	0.0
10,289		POSCO	2,859,153	0.4
5,221		Posco Daewoo Corp.	88,226	0.0
2,358		S-1 Corp.	184,008	0.0
2,326	(1),(3)	Samsung Biologics Co. Ltd.	688,261	0.1
10,532		Samsung C&T Corp.	1,245,119	0.2
4,043		Samsung Card Co.	130,370	0.0
7,886		Samsung Electro-Mechanics Co. Ltd.	704,822	0.1
13,552		Samsung Electronics Co., Ltd.	30,495,033	4.3
35,943	(1)	Samsung Heavy Industries Co., Ltd.	352,640	0.1
9,634		Samsung Life Insurance Co. Ltd.	952,290	0.1
7,621		Samsung SDI Co., Ltd.	1,325,973	0.2
4,914		Samsung SDS Co. Ltd.	725,662	0.1
9,439		Samsung Securities Co. Ltd.	285,771	0.0
4,291		Samsung Fire & Marine Insurance Co. Ltd.	1,051,554	0.2
59,419		Shinhan Financial Group Co., Ltd.	2,626,218	0.4
1,022		Shinsegae, Inc.	173,999	0.0
8,931		SK Innovation Co. Ltd.	1,556,621	0.2
4,358		SK Holdings Co. Ltd.	1,099,102	0.2
19,574		SK Networks Co. Ltd.	123,488	0.0
2,784		SK Telecom Co., Ltd.	621,191	0.1
6,223		S-Oil Corp.	694,997	0.1
7,253		Coway Co., Ltd.	596,195	0.1
43,046		Woori Bank	672,025	0.1
1,090		Yuhan Corp.	196,838	0.0
			98,377,253	13.9

		Taiwan: 11.3%
396,462		Acer, Inc.	198,423	0.0
914,486		Advanced Semiconductor Engineering, Inc.	1,121,772	0.2
48,694		Advantech Co. Ltd.	347,619	0.1
321,356		Asia Cement Corp.	283,912	0.0
294,000	(1)	Asia Pacific Telecom Co. Ltd.	99,000	0.0
98,000		Asustek Computer, Inc.	807,600	0.1
1,220,000		AU Optronics Corp.	490,301	0.1
91,000		Catcher Technology Co., Ltd.	851,244	0.1
1,130,611		Cathay Financial Holding Co., Ltd.	1,801,743	0.3
149,128		Chailease Holding Co. Ltd.	360,214	0.1
672,395		Chang Hwa Commercial Bank Ltd.	363,986	0.1
263,650		Cheng Shin Rubber Industry Co. Ltd.	528,243	0.1
72,370		Chicony Electronics Co. Ltd.	172,124	0.0
1,259,439		Innolux Corp.	589,525	0.1
366,000	(1)	China Airlines Ltd.	138,234	0.0
1,834,000		China Development Financial Holding Corp.	551,291	0.1
341,347		China Life Insurance Co., Ltd.	321,908	0.1
1,732,535		China Steel Corp.	1,392,811	0.2
2,435,170		CTBC Financial Holding Co. Ltd.	1,528,554	0.2
525,000		Chunghwa Telecom Co., Ltd.	1,808,589	0.3
575,000		Compal Electronics, Inc.	409,016	0.1
269,703		Delta Electronics, Inc.	1,391,523	0.2
1,268,534		E.Sun Financial Holding Co., Ltd.	758,131	0.1
25,386		Eclat Textile Co. Ltd.	309,645	0.0
288,020		Eva Airways Corp.	140,632	0.0
249,620	(1)	Evergreen Marine Corp. Taiwan Ltd	144,309	0.0
436,685		Far Eastern New Century Corp.	346,247	0.1
221,000		Far EasTone Telecommunications Co., Ltd.	525,795	0.1
46,312		Feng TAY Enterprise Co., Ltd.	211,122	0.0
1,280,151		First Financial Holding Co., Ltd.	822,203	0.1
403,600		Formosa Chemicals & Fibre Co.	1,228,993	0.2

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
182,000		Formosa Petrochemical Corp.	$628,653	0.1
573,600		Formosa Plastics Corp.	1,739,438	0.3
102,000		Formosa Taffeta Co. Ltd.	102,705	0.0
126,849		Foxconn Technology Co., Ltd.	367,103	0.1
922,000		Fubon Financial Holding Co., Ltd.	1,440,875	0.2
16,000		General Interface Solution Holding Ltd.	159,703	0.0
40,000		Giant Manufacturing Co., Ltd.	188,292	0.0
20,000		Globalwafers Co. Ltd.	195,936	0.0
115,300		Highwealth Construction Corp.	153,257	0.0
29,122		Hiwin Technologies Corp.	257,732	0.0
2,158,463		HON HAI Precision Industry Co., Ltd.	7,496,143	1.1
37,000		Hotai Motor Co. Ltd.	427,250	0.1
87,000	(1)	HTC Corp.	218,111	0.0
1,019,856		Hua Nan Financial Holdings Co. Ltd.	553,869	0.1
341,000		Inventec Co., Ltd.	252,475	0.0
14,000		Largan Precision Co. Ltd.	2,469,812	0.4
297,538		Lite-On Technology Corp.	426,208	0.1
208,820		MediaTek, Inc.	1,964,975	0.3
1,527,826		Mega Financial Holdings Co., Ltd.	1,195,897	0.2
27,850		Merida Industry Co. Ltd.	121,559	0.0
97,000		Micro-Star International Co., Ltd.	209,226	0.0
658,890		Nan Ya Plastics Corp.	1,625,862	0.2
99,000		Nanya Technology Corp.	280,959	0.0
20,000		Nien Made Enterprise Co. Ltd.	205,373	0.0
79,000		Novatek Microelectronics Corp., Ltd.	297,590	0.0
271,000		Pegatron Corp.	705,635	0.1
22,000		Phison Electronics Corp.	261,536	0.0
311,000		Pou Chen Corp.	391,020	0.1
101,000		Powertech Technology, Inc.	291,903	0.0
81,000		President Chain Store Corp.	683,645	0.1
379,000		Quanta Computer, Inc.	874,389	0.1
64,760		Realtek Semiconductor Corp.	223,724	0.0
136,032	(1)	Ruentex Development Co. Ltd.	124,925	0.0
80,081		Ruentex Industries Ltd.	118,911	0.0
1,120,860		Shin Kong Financial Holding Co., Ltd.	336,324	0.1
278,000		Siliconware Precision Industries Co. Ltd.	444,735	0.1
1,450,642		SinoPac Financial Holdings Co., Ltd.	434,709	0.1
77,914		Standard Foods Corp.	190,232	0.0
195,800		Synnex Technology International Corp.	235,308	0.0
25,000	(1)	TaiMed Biologics, Inc.	158,741	0.0
1,261,451		Taishin Financial Holdings Co., Ltd.	543,589	0.1
555,083		Taiwan Business Bank	151,317	0.0
451,000		Taiwan Cement Corp.	503,528	0.1
1,113,049		Taiwan Cooperative Financial Holding Co. Ltd.	575,054	0.1
99,000		Taiwan Fertilizer Co., Ltd.	128,290	0.0
220,000		Taiwan High Speed Rail Corp.	174,678	0.0
226,000		Taiwan Mobile Co., Ltd.	805,501	0.1
3,407,000		Taiwan Semiconductor Manufacturing Co., Ltd.	24,402,502	3.5
270,000		Teco Electric and Machinery Co. Ltd.	242,150	0.0
27,000		Transcend Information, Inc.	76,428	0.0
671,209		Uni-President Enterprises Corp.	1,407,351	0.2
1,653,000		United Microelectronics Corp.	828,185	0.1
130,000		Vanguard International Semiconductor Corp.	224,527	0.0
352,530		Wistron Corp.	282,726	0.0
215,000		WPG Holdings Ltd.	286,578	0.0
1,369,586		Yuanta Financial Holding Co., Ltd.	590,554	0.1
119,000		Yulon Motor Co., Ltd.	101,913	0.0
59,000		Zhen Ding Technology Holding Ltd.	119,916	0.0
			79,944,236	11.3

		Thailand: 2.2%
144,400		Advanced Info Service PCL	827,439	0.1
598,200		Airports of Thailand PCL	1,060,098	0.2
34,400		Bangkok Bank PCL - Foreign Reg	201,443	0.0
528,100		Bangkok Dusit Medical Services PCL	324,871	0.1
1,016,200		Bangkok Expressway & Metro PCL	245,650	0.0
279,600		Banpu PCL	147,850	0.0
167,700		BEC World PCL	81,964	0.0
160,600		Berli Jucker PCL	254,440	0.0
800,600		BTS Group Holdings PCL	205,473	0.0
49,200		Bumrungrad Hospital PCL	317,181	0.0
186,500		Central Pattana PCL	436,192	0.1
388,400		Charoen Pokphand Foods PCL	312,142	0.1
678,300		CP ALL PCL	1,357,617	0.2
72,900		Delta Electronics Thailand PCL	191,102	0.0
18,700		Electricity Generating PCL	131,769	0.0
160,000		Energy Absolute PCL	183,859	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
70,600		Glow Energy PCL	$188,937	0.0
560,051		Home Product Center PCL	205,229	0.0
200,900		Indorama Ventures PCL	254,925	0.0
1,409,500		IRPC PCL	266,690	0.1
9,100		Kasikornbank PCL	56,593	0.0
233,600		Kasikornbank PCL - Foreign	1,501,082	0.2
37,100		KCE Electronics PCL	111,248	0.0
485,000		Krung Thai Bank PCL	273,756	0.1
313,300		Minor International PCL	382,818	0.1
193,500		PTT Exploration & Production PCL	520,091	0.1
290,300		PTT Global Chemical PCL	670,985	0.1
146,900		PTT PCL	1,798,811	0.3
66,700		Robinson PCL	129,159	0.0
55,100		Siam Cement PCL	830,433	0.1
239,000		Siam Commercial Bank PCL	1,098,883	0.2
115,000		Thai Oil PCL	318,966	0.1
270,700		Thai Union Group PCL	162,339	0.0
1,894,200		TMB Bank PCL	143,287	0.0
1,440,790	(1)	True Corp. PCL	264,009	0.0
			15,457,331	2.2

		Turkey: 1.1%
298,288		Akbank TAS	787,199	0.1
27,685		Anadolu Efes Biracilik Ve Malt Sanayii AS	162,492	0.0
35,002		Arcelik A/S	223,228	0.1
27,488		Aselsan Elektronik Sanayi Ve Ticaret AS	202,915	0.0
29,220		BIM Birlesik Magazalar AS	609,247	0.1
10,467		Coca-Cola Icecek AS	109,328	0.0
278,158	(1)	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	209,303	0.0
192,962		Eregli Demir ve Celik Fabrikalari TAS	418,722	0.1
10,101		Ford Otomotiv Sanayi A/S	129,262	0.0
129,819		Haci Omer Sabanci Holding AS	365,080	0.1
93,971		KOC Holding AS	431,077	0.1
101,739		Petkim Petrokimya Holding	170,717	0.0
22,876		TAV Havalimanlari Holding AS	113,360	0.0
17,861		Tofas Turk Otomobil Fabrikasi AS	154,756	0.0
17,705		Tupras Turkiye Petrol Rafine	604,206	0.1
79,749	(1)	Turk Hava Yollari	195,810	0.0
75,988	(1)	Turk Telekomunikasyon AS	144,923	0.0
122,746		Turkcell Iletisim Hizmet AS	436,548	0.1
312,834		Turkiye Garanti Bankasi A/S	849,983	0.1
91,231		Turkiye Halk Bankasi AS	310,282	0.1
224,931		Turkiye Is Bankasi	427,988	0.1
100,340		Turk Sise Ve Cam Fabrikalari	115,464	0.0
109,568		Turkiye Vakiflar Bankasi Tao	192,890	0.0
21,418		Ulker Biskuvi Sanayi AS	116,313	0.0
126,839	(1)	Yapi Ve Kredi Bankasi	153,890	0.0
			7,634,983	1.1

		United Arab Emirates: 0.7%
281,923		Abu Dhabi Commercial Bank PJSC	545,896	0.1
458,626		Aldar Properties PJSC	291,548	0.1
226,502		DAMAC Properties Dubai Co. PJSC	234,701	0.0
23,188		DP World Ltd.	520,803	0.1
174,635		Dubai Islamic Bank PJSC	287,888	0.0
453,850	(1)	DXB Entertainments PJSC	94,134	0.0
276,702		Emaar Malls PJSC	175,547	0.0
474,002		Emaar Properties PJSC	1,097,908	0.2
239,584		Emirates Telecommunications Group Co. PJSC	1,128,575	0.1
199,888		First Abu Dhabi Bank PJSC	555,154	0.1
			4,932,154	0.7

	Total Common Stock
	(Cost $567,313,657)		667,313,631	94.6

PREFERRED STOCK: 3.9%
		Brazil: 2.8%
423,556		Banco Bradesco SA	4,704,766	0.7
23,400		Braskem SA	312,970	0.0
21,600	(1)	Cia Brasileira de Distribuicao	512,115	0.1
104,659		Cia Energetica de Minas Gerais	264,361	0.0
14,300		Cia Paranaense de Energia	126,649	0.0
30,500		Centrais Eletricas Brasileiras SA	219,374	0.0
125,000		Gerdau SA	435,328	0.1
446,950		Itau Unibanco Holding S.A.	6,138,745	0.9
548,069		Investimentos Itau SA	1,912,180	0.3
101,060		Lojas Americanas SA	614,883	0.1
544,400	(1)	Petroleo Brasileiro SA	2,636,786	0.4
55,600		Suzano Papel e Celulose SA	323,016	0.0
61,300		Telefonica Brasil SA	974,715	0.1
55,000		Vale SA	512,290	0.1
			19,688,178	2.8

		Chile: 0.1%
36,357		Embotelladora Andina SA	169,927	0.0
13,635		Sociedad Quimica y Minera de Chile SA	756,449	0.1
			926,376	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Colombia: 0.1%
509,213	Grupo Aval Acciones y Valores	$229,757	0.0
17,598	Grupo de Inversiones Suramericana SA	240,304	0.1
		470,061	0.1

	Russia: 0.1%
966,623	Surgutneftegas OAO	497,082	0.1
80	Transneft PJSC	246,551	0.0
		743,633	0.1

	South Korea: 0.8%
1,281	Amorepacific Corp.	174,476	0.0
3,278	Hyundai Motor Co.	268,246	0.1
5,240	Hyundai Motor Co.- Series 2	469,711	0.1
301	LG Household & Health Care Ltd.	157,155	0.0
1,109	LG Chem Ltd.	246,005	0.0
2,448	Samsung Electronics Co., Ltd. - Pref	4,428,042	0.6
		5,743,635	0.8

	Total Preferred Stock
	(Cost $22,392,158)	27,571,883	3.9

RIGHTS: –%
	China: –%
231	(1) Sisram Medical Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $589,705,815)	694,885,514	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateral(5): 1.6%
2,701,774	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,702,014, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $2,755,810, due 12/01/17-06/01/51)	2,701,774	0.4
2,701,774	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,702,012, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,755,810, due 10/12/17-12/01/51)	2,701,774	0.4
2,701,774	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,702,014, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,755,810, due 11/15/17-08/20/67)	2,701,774	0.4
1,167,335	Royal Bank of Scotland PLC, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,167,436, collateralized by various U.S. Government Securities, 0.488%-3.500%, Market Value plus accrued interest $1,190,685, due 10/31/17-11/15/42)	1,167,335	0.1
2,102,907	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $2,103,114, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,148,819, due 01/15/19-02/15/46)	2,102,907	0.3
		11,375,564	1.6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
10,079,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $10,079,000)	$10,079,000	1.4

	Total Short-Term Investments
	(Cost $21,454,564)	21,454,564	3.0

	Total Investments in Securities (Cost $611,160,379)	$716,340,078	101.5
	Liabilities in Excess of Other Assets	(10,523,748)	(1.5)
	Net Assets	$705,816,330	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Information Technology	27.0%
Financials	23.9
Consumer Discretionary	10.5
Energy	7.1
Materials	7.0
Consumer Staples	6.2
Industrials	5.0
Telecommunication Services	4.9
Real Estate	2.7
Utilities	2.2
Health Care	2.0
Consumer, Non-cyclical	0.0
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Brazil	$32,708,788	$–	$–	$32,708,788
Chile	7,829,126	–	–	7,829,126

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
China	$56,370,910	$149,490,110	$–	$205,861,020
Colombia	2,578,078	–	–	2,578,078
Czech Republic	786,928	449,060	–	1,235,988
Egypt	864,923	–	–	864,923
Greece	809,783	1,440,317	–	2,250,100
Hungary	–	2,298,346	–	2,298,346
India	2,397,010	55,989,457	–	58,386,467
Indonesia	2,336,552	13,388,754	–	15,725,306
Malaysia	4,066,135	11,695,189	–	15,761,324
Mexico	24,397,146	–	–	24,397,146
Pakistan	360,222	367,761	–	727,983
Peru	2,252,196	–	–	2,252,196
Philippines	1,162,175	6,694,041	–	7,856,216
Poland	1,741,273	7,336,388	–	9,077,661
Qatar	1,091,130	2,916,884	–	4,008,014
Romania	606,383	–	–	606,383
Russia	2,282,687	20,785,575	–	23,068,262
South Africa	6,376,093	37,098,254	–	43,474,347
South Korea	1,903,200	96,474,053	–	98,377,253
Taiwan	–	79,944,236	–	79,944,236
Thailand	3,377,783	12,079,548	–	15,457,331
Turkey	–	7,634,983	–	7,634,983
United Arab Emirates	2,380,079	2,552,075	–	4,932,154
Total Common Stock	158,678,600	508,635,031	–	667,313,631
Preferred Stock	21,913,328	5,658,555	–	27,571,883
Rights	–	–	–	–
Short-Term Investments	10,079,000	11,375,564	–	21,454,564
Total Investments, at fair value	$190,670,928	$525,669,150	$–	$716,340,078
Liabilities Table
Other Financial Instruments+
Futures	$(122,739)	$–	$–	$(122,739)
Total Liabilities	$(122,739)	$–	$–	$(122,739)

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $5,896,513 and $19,565,824 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	218	12/15/17	$11,873,370	$(122,739)
			$11,873,370	$(122,739)

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$122,739
Total Liability Derivatives		$122,739

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $647,499,746.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$139,316,779
Gross Unrealized Depreciation	(69,101,879)

Net Unrealized Appreciation	$70,214,900

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Belgium: 3.0%
105,427		Anheuser-Busch InBev SA/NV	$12,602,381	3.0

		Finland: 1.2%
829,646		Nokia OYJ - Finland	4,984,903	1.2

		France: 33.6%
55,188		Air Liquide SA	7,359,594	1.8
295,749		AXA S.A.	8,941,074	2.1
163,733		BNP Paribas	13,209,214	3.1
79,650		Cie de Saint-Gobain	4,745,525	1.1
247,003	(1)	Engie SA	4,194,435	1.0
31,051		Essilor International SA	3,848,363	0.9
88,860		Danone	6,979,366	1.7
34,663		L'Oreal S.A.	7,350,027	1.8
38,586		LVMH Moet Hennessy Louis Vuitton SE	10,666,547	2.5
284,621		Orange SA	4,660,342	1.1
50,983		Safran S.A.	5,209,879	1.2
163,382		Sanofi	16,264,044	3.9
79,473		Schneider Electric SE	6,920,554	1.7
114,819		Societe Generale	6,728,516	1.6
355,483	(1)	Total S.A.	19,087,356	4.6
14,197		Unibail-Rodamco SE	3,454,717	0.8
79,379		Vinci S.A.	7,542,003	1.8
145,676		Vivendi SA	3,690,508	0.9
			140,852,064	33.6

		Germany: 31.2%
26,015		Adidas AG	5,891,503	1.4
63,902		Allianz SE	14,351,466	3.4
130,565		BASF SE	13,909,827	3.3
117,553		Bayer AG	16,058,043	3.8
45,698		Bayerische Motoren Werke AG	4,638,057	1.1
141,679		Daimler AG	11,309,465	2.7
264,713		Deutsche Bank AG	4,582,353	1.1
136,432		Deutsche Post AG	6,081,328	1.5
464,188		Deutsche Telekom AG	8,668,343	2.1
312,893		E.ON AG	3,547,072	0.8
58,231		Fresenius SE & Co. KGaA	4,709,112	1.1
22,038		Muenchener Rueckversicherungs-Gesellschaft AG	4,716,679	1.1
141,857		SAP SE	15,553,860	3.7
120,830	(2)	Siemens AG	17,050,155	4.1
			131,067,263	31.2

		Ireland: 1.1%
118,897		CRH PLC - Dublin	4,523,263	1.1

		Italy: 4.7%
1,104,147		Enel S.p.A.	6,651,689	1.6
361,112	(1)	ENI S.p.A.	5,980,597	1.4
2,047,100		Intesa Sanpaolo SpA - ISP	7,247,329	1.7
			19,879,615	4.7

		Netherlands: 11.8%
55,226		ASML Holding NV	9,436,836	2.2
85,653		Airbus SE	8,153,707	1.9
552,320		ING Groep NV	10,180,501	2.4
133,753		Koninklijke Philips NV	5,518,615	1.3
172,978		Koninklijke Ahold Delhaize NV	3,232,013	0.8
223,619		Unilever NV	13,218,253	3.2
			49,739,925	11.8

		Spain: 10.4%
947,859		Banco Bilbao Vizcaya Argentaria S.A.	8,474,189	2.0
2,280,210		Banco Santander SA	15,949,634	3.8
822,796		Iberdrola S.A.	6,397,724	1.5
157,989		Industria de Diseno Textil SA	5,956,186	1.4
633,927		Telefonica S.A.	6,888,889	1.7
			43,666,622	10.4

	Total Common Stock (Cost $328,166,293)		407,316,036	97.0

PREFERRED STOCK: 1.0%
		Germany: 1.0%
26,024		Volkswagen AG	4,248,523	1.0

	Total Preferred Stock (Cost $3,734,517)		4,248,523	1.0

	Total Long-Term Investments (Cost $331,900,810)		411,564,559	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(3): 2.3%
476,616	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $476,657, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $486,148, due 08/15/18-02/15/37)	476,616	0.1
2,267,030	BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $2,267,228, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,312,371, due 11/01/18-08/20/67)	2,267,030	0.6

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
2,267,030	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,267,229, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,312,371, due 10/12/17-05/20/67)	$2,267,030	0.5
2,267,030	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,267,229, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,312,371, due 10/12/17-12/01/51)	2,267,030	0.6
2,267,030	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $2,267,235, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $2,312,371, due 02/15/43-02/15/44)	2,267,030	0.5
		9,544,736	2.3

	Total Short-Term Investments (Cost $9,544,736)	9,544,736	2.3

	Total Investments in Securities (Cost $341,445,546)	$421,109,295	100.3
	Liabilities in Excess of Other Assets	(1,387,620)	(0.3)
	Net Assets	$419,721,675	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	22.3%
Industrials	13.3
Health Care	11.0
Consumer Discretionary	11.0
Consumer Staples	10.5
Information Technology	7.1
Materials	6.2
Energy	6.0
Telecommunication Services	4.9
Utilities	4.9
Real Estate	0.8
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$12,602,381	$–	$12,602,381
Finland	–	4,984,903	–	4,984,903
France	–	140,852,064	–	140,852,064
Germany	–	131,067,263	–	131,067,263
Ireland	–	4,523,263	–	4,523,263
Italy	–	19,879,615	–	19,879,615
Netherlands	–	49,739,925	–	49,739,925
Spain	–	43,666,622	–	43,666,622
Total Common Stock	–	407,316,036	–	407,316,036
Preferred Stock	–	4,248,523	–	4,248,523
Short-Term Investments	–	9,544,736	–	9,544,736
Total Investments, at fair value	$–	$421,109,295	$–	$421,109,295
Other Financial Instruments+
Forward Foreign Currency Contracts	–	8,709	–	8,709
Futures	135,006	–	–	135,006
Total Assets	$135,006	$421,118,004	$–	$421,253,010
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(147,395)	$–	$(147,395)
Total Liabilities	$–	$(147,395)	$–	$(147,395)

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $13,182,912 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 839,752	EUR 700,000	Goldman Sachs & Co.	12/20/17	$8,709
EUR 1,750,000	USD 2,103,507	Goldman Sachs & Co.	12/20/17	(25,899)
USD 1,180,854	EUR 1,000,000	Societe Generale	12/20/17	(6,350)
EUR 6,200,000	USD 7,475,811	The Bank of New York Mellon	12/20/17	(115,146)
				$(138,686)

At September 30, 2017, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	178	12/15/17	$7,523,082	$135,006
			$7,523,082	$135,006

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Abbreviations

EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$8,709
Equity contracts	Futures contracts	135,006
Total Asset Derivatives		$143,715

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$147,395
Total Liability Derivatives		$147,395

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Goldman Sachs & Co.	Societe Generale	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$8,709	$-	$-	$8,709
Total Assets	$8,709	$-	$-	$8,709

Liabilities:
Forward foreign currency contracts	$25,899	$6,350	$115,146	$147,395
Total Liabilities	$25,899	$6,350	$115,146	$147,395

Net OTC derivative instruments by counterparty, at fair value	$(17,190)	$(6,350)	$(115,146)	$(138,686)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(17,190)	$(6,350)	$(115,146)	$(138,686)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $355,875,861.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$82,657,823
Gross Unrealized Depreciation	(16,300,988)

Net Unrealized Appreciation	$66,356,835

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Germany: 0.3%
46,331		TUI AG	$786,204	0.3

		Ireland: 0.9%
9,473		DCC PLC	919,842	0.3
8,801		Paddy Power Betfair PLC	873,885	0.3
25,257		Smurfit Kappa Group PLC	789,264	0.3
			2,582,991	0.9

		Mexico: 0.1%
19,650		Fresnillo PLC	370,250	0.1

		Netherlands: 9.7%
477,394		Royal Dutch Shell PLC - Class A	14,427,705	5.2
399,429		Royal Dutch Shell PLC - Class B	12,296,848	4.5
			26,724,553	9.7

		Switzerland: 3.0%
20,773		Coca-Cola HBC AG	703,347	0.3
26,965		Ferguson PLC	1,769,151	0.6
1,241,695		Glencore PLC	5,699,384	2.1
			8,171,882	3.0

		United Arab Emirates: 0.2%
41,674		Mediclinic International PLC	362,980	0.1
8,541		NMC Health PLC	315,974	0.1
			678,954	0.2

		United Kingdom: 83.6%
101,459		3i Group PLC	1,242,173	0.5
21,452		Admiral Group PLC	522,731	0.2
119,470		Anglo American PLC	2,147,875	0.8
36,882		Antofagasta PLC	469,803	0.2
52,943		Ashtead Group PLC	1,277,196	0.5
37,044		Associated British Foods PLC	1,585,913	0.6
134,956		AstraZeneca PLC	8,974,757	3.2
432,349		Aviva PLC	2,984,041	1.1
53,597		Babcock International Group	594,471	0.2
339,110		BAE Systems PLC	2,871,834	1.0
1,809,170		Barclays PLC	4,691,139	1.7
106,650		Barratt Developments PLC	878,601	0.3
13,623		Berkeley Group Holdings PLC	678,925	0.2
221,500		BHP Billiton PLC	3,908,582	1.4
2,053,086		BP PLC	13,152,048	4.8
243,662		British American Tobacco PLC	15,254,132	5.5
109,492		British Land Co. PLC	884,003	0.3
110,102		Sky PLC	1,350,715	0.5
892,340		BT Group PLC	3,394,005	1.2
35,747		Bunzl PLC	1,085,967	0.4
45,684		Burberry Group PLC	1,078,669	0.4
19,132		Carnival PLC	1,216,646	0.4
595,785		Centrica PLC	1,493,250	0.5
168,307		Compass Group PLC	3,571,055	1.3
139,924	(1)	ConvaTec Group PLC	514,160	0.2
89,067		CRH PLC - London	3,382,440	1.2
13,514		Croda International PLC	687,160	0.2
263,307		Diageo PLC	8,658,971	3.1
146,647		Direct Line Insurance Group PLC	714,917	0.3
26,347		easyJet PLC	429,947	0.2
98,919		Experian PLC	1,986,950	0.7
164,947		G4S PLC	615,395	0.2
182,828		GKN PLC	847,144	0.3
514,928		GlaxoSmithKline PLC	10,293,713	3.7
84,521		Hammerson PLC	608,579	0.2
26,073		Hargreaves Lansdown PLC	517,372	0.2
2,137,878		HSBC Holdings PLC	21,134,675	7.6
101,719		Imperial Brands PLC	4,341,442	1.6
87,465		Informa PLC	788,199	0.3
20,231		InterContinental Hotels Group PLC	1,070,232	0.4
177,161		International Consolidated Airlines Group SA	1,408,660	0.5
17,194		Intertek Group PLC	1,149,297	0.4
396,994		ITV PLC	930,117	0.3
171,629		J Sainsbury PLC	547,206	0.2
20,238		Johnson Matthey PLC	928,017	0.3
233,411		Kingfisher PLC	934,502	0.3
75,917		Land Securities Group PLC	990,143	0.4
630,239		Legal & General Group PLC	2,196,681	0.8
7,602,311		Lloyds Banking Group Plc	6,908,642	2.5
33,319		London Stock Exchange Group PLC	1,710,793	0.6
173,165		Marks & Spencer Group PLC	819,880	0.3
74,784	(1)	Merlin Entertainments PLC	446,311	0.2
46,134		Micro Focus International PLC	1,476,637	0.5
39,050		Mondi PLC	1,049,864	0.4
366,413		National Grid PLC	4,538,221	1.6
14,934		Next PLC	1,052,732	0.4
506,282		Old Mutual PLC	1,318,852	0.5
87,437		Pearson PLC	717,034	0.3
32,719		Persimmon PLC	1,132,317	0.4
275,483		Prudential PLC	6,592,436	2.4
9,936		Randgold Resources Ltd.	971,111	0.4
66,324		Reckitt Benckiser Group PLC	6,059,887	2.2
113,140		Relx PLC	2,483,001	0.9
195,926		Rentokil Initial PLC	789,439	0.3
126,674		Rio Tinto PLC	5,896,555	2.1
174,981		Rolls-Royce Holdings PLC	2,081,268	0.8
343,392	(2)	Royal Bank of Scotland Group PLC	1,236,144	0.4

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
108,542		RSA Insurance Group PLC	$906,857	0.3
115,219		Sage Group PLC	1,079,006	0.4
11,898		Schroders PLC	535,251	0.2
106,484		SSE PLC	1,992,542	0.7
106,239		Segro PLC	763,826	0.3
25,157		Severn Trent PLC	732,784	0.3
94,832		Shire PLC	4,830,146	1.7
93,264		Smith & Nephew PLC	1,685,764	0.6
42,158		Smiths Group PLC	891,622	0.3
55,516		St. James's Place PLC	853,268	0.3
287,107	(2)	Standard Chartered PLC	2,854,728	1.0
288,714		Standard Life Aberdeen PLC	1,678,263	0.6
346,038		Taylor Wimpey PLC	906,946	0.3
869,945	(2)	Tesco PLC	2,181,605	0.8
125,655		Unilever PLC	7,272,821	2.6
72,700		United Utilities Group PLC	832,435	0.3
2,839,050		Vodafone Group PLC	7,949,865	2.9
19,521		Whitbread PLC	985,350	0.4
229,564		WM Morrison Supermarkets PLC	720,127	0.3
199,952	(1)	Worldpay Group PLC	1,091,362	0.4
131,895		WPP PLC	2,447,452	0.9
			231,457,594	83.6

	Total Common Stock (Cost $250,347,166)		270,772,428	97.8

CLOSED-END FUNDS: 0.3%
		United Kingdom: 0.3%
148,769	(3)	Scottish Mortgage Investment Trust PLC	842,730	0.3

	Total Closed-End Funds (Cost $675,612)		842,730	0.3

	Total Long-Term Investments (Cost $251,022,778)		271,615,158	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending Collateral(4): 0.1%
188,229	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $188,246, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $191,994, due 02/15/43-02/15/44) (Cost $188,229)	188,229	0.1

	Total Short-Term Investments (Cost $188,229)	188,229	0.1

	Total Investments in Securities (Cost $251,211,007)	$271,803,387	98.2
	Assets in Excess of Other Liabilities	5,020,797	1.8
	Net Assets	$276,824,184	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	21.2%
Consumer Staples	17.2
Energy	14.5
Health Care	9.6
Materials	9.5
Consumer Discretionary	8.5
Industrials	7.3
Telecommunication Services	4.1
Utilities	3.4
Information Technology	1.3
Real Estate	1.2
Closed-End Funds	0.3
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Germany	$–	$786,204	$–	$786,204
Ireland	873,885	1,709,106	–	2,582,991
Mexico	–	370,250	–	370,250
Netherlands	–	26,724,553	–	26,724,553
Switzerland	–	8,171,882	–	8,171,882
United Arab Emirates	362,980	315,974	–	678,954
United Kingdom	720,127	230,737,467	–	231,457,594
Total Common Stock	1,956,992	268,815,436	–	270,772,428
Closed-End Funds	–	842,730	–	842,730
Short-Term Investments	–	188,229	–	188,229
Total Investments, at fair value	$1,956,992	$269,846,395	$–	$271,803,387
Other Financial Instruments+
Forward Foreign Currency Contracts	–	85,640	–	85,640
Total Assets	$1,956,992	$269,932,035	$–	$271,889,027
Liabilities Table
Other Financial Instruments+
Futures	$(8,325)	$–	$–	$(8,325)
Total Liabilities	$(8,325)	$–	$–	$(8,325)

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $970,218 and $2,487,285 transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	674,333	GBP	500,000	Bank of America N.A.	12/20/17	$2,676
USD	544,226	GBP	400,000	Citibank N.A.	12/20/17	6,900
GBP	3,900,000	USD	5,162,860	Goldman Sachs & Co.	12/20/17	76,064
						$85,640

At September 30, 2017, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	55	12/15/17	$5,401,832	$(8,325)
			$5,401,832	$(8,325)

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Abbreviations

GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$85,640
Total Asset Derivatives		$85,640

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$8,325
Total Liability Derivatives		$8,325

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Bank of America N.A.	Citibank N.A.	Goldman Sachs & Co.	Totals
Assets:
Forward foreign currency contracts	$2,676	$6,900	$76,064	$85,640
Total Assets	$2,676	$6,900	$76,064	$85,640

Net OTC derivative instruments by counterparty, at fair value	$2,676	$6,900	$76,064	$85,640

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$2,676	$6,900	$76,064	$85,640

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $260,772,428.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$36,731,537
Gross Unrealized Depreciation	(23,679,421)

Net Unrealized Appreciation	$13,052,116

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.1%
		Australia: 1.3%
1,788,165		Insurance Australia Group Ltd.	$8,955,823	1.3

		Brazil: 0.9%
705,000		Banco Santander Brasil SA	6,159,276	0.9

		Canada: 1.4%
301,021		Canadian Natural Resources Ltd.	10,081,193	1.4

		China: 2.2%
21,250	(1)	Alibaba Group Holding Ltd. ADR	3,670,087	0.5
778,469		China Mobile Ltd.	7,902,983	1.2
82,700		Tencent Holdings Ltd.	3,615,702	0.5
			15,188,772	2.2

		France: 7.4%
34,871		LVMH Moet Hennessy Louis Vuitton SE	9,639,588	1.4
1,158,521	(1)	Natixis SA	9,271,526	1.3
593,249		Orange SA	9,713,771	1.4
83,617		Renault S.A.	8,215,943	1.2
159,855		Societe Generale	9,367,674	1.3
327,799		Suez	5,985,207	0.8
			52,193,709	7.4

		Germany: 4.6%
47,826		Allianz SE	10,741,029	1.5
102,736		BASF SE	10,945,046	1.6
73,839	(1)	Siemens AG	10,419,319	1.5
			32,105,394	4.6

		Hong Kong: 1.4%
1,343,609		AIA Group Ltd.	9,947,142	1.4

		India: 1.2%
1,600,820		Yes Bank Ltd.	8,593,198	1.2

		Ireland: 1.1%
104,084		Medtronic PLC	8,094,613	1.1

		Italy: 1.7%
1,184,287		Enel S.p.A.	7,134,475	1.0
216,900	(1)	UniCredit SpA	4,628,553	0.7
			11,763,028	1.7

		Japan: 6.7%
348,925		LIXIL Group Corp.	9,266,080	1.3
382,715		Mitsubishi Corp.	8,904,183	1.2
94,100		Omron Corp.	4,798,388	0.7
715,246		Panasonic Corp.	10,379,634	1.5
79,900		Rohm Co., Ltd.	6,856,119	1.0
79,000		Shin-Etsu Chemical Co., Ltd.	7,070,496	1.0
			47,274,900	6.7

		Netherlands: 2.9%
235,874		Relx NV	5,017,834	0.7
260,611		Royal Dutch Shell PLC - Class A ADR	15,787,815	2.2
			20,805,649	2.9

		Sweden: 1.4%
526,710		Volvo AB - B Shares	10,169,738	1.4

		Switzerland: 5.5%
164,896		Nestle S.A.	13,841,577	2.0
147,043		Novartis AG	12,612,606	1.8
47,211		Roche Holding AG	12,068,082	1.7
			38,522,265	5.5

		Taiwan: 1.7%
320,193		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,023,247	1.7

		United Kingdom: 4.0%
162,429		AstraZeneca PLC	10,801,749	1.6
282,279		Diageo PLC	9,282,874	1.3
52,303		Shire PLC ADR	8,009,681	1.1
			28,094,304	4.0

		United States: 49.7%
95,336		Allstate Corp.	8,762,332	1.2
17,640	(1)	Amazon.com, Inc.	16,958,214	2.4
145,398		Apple, Inc.	22,408,740	3.2
217,934		Citizens Financial Group, Inc.	8,253,161	1.2
198,894		Coach, Inc.	8,011,450	1.1
230,779		Coca-Cola Co.	10,387,363	1.5
81,676		Crown Castle International Corp.	8,165,967	1.2
83,356		Deere & Co.	10,468,680	1.5
144,844		DowDuPont, Inc.	10,027,550	1.4
56,488		Dr Pepper Snapple Group, Inc.	4,997,493	0.7
174,124		Exxon Mobil Corp.	14,274,686	2.0
57,599	(1)	Facebook, Inc.	9,841,941	1.4
70,590		General Dynamics Corp.	14,511,892	2.1
161,549		Intercontinental Exchange, Inc.	11,098,416	1.6
191,795		JPMorgan Chase & Co.	18,318,341	2.6
506,029		Keycorp	9,523,466	1.4
86,406		Kraft Heinz Co.	6,700,785	0.9
39,406		Lam Research Corp.	7,291,686	1.0
202,701		Lazard Ltd.	9,166,139	1.3
64,417		McDonald's Corp.	10,092,856	1.4
149,947		Merck & Co., Inc.	9,601,106	1.4
124,248		Microchip Technology, Inc.	11,154,985	1.6
284,190		Microsoft Corp.	21,169,313	3.0
75,538		Mid-America Apartment Communities, Inc.	8,073,501	1.1
67,133		NextEra Energy, Inc.	9,838,341	1.4
129,030		Nucor Corp.	7,230,841	1.0
251,796		Oracle Corp.	12,174,337	1.7
95,955		Philip Morris International, Inc.	10,651,965	1.5
122,421		Starbucks Corp.	6,575,232	0.9

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
80,659		Timken Co.	$3,915,994	0.6
75,613		UnitedHealth Group, Inc.	14,808,806	2.1
36,760		Vail Resorts, Inc.	8,385,691	1.2
70,571	(1),(2)	VMware, Inc.	7,705,648	1.1
			350,546,918	49.7

	Total Common Stock
	(Cost $562,019,151)		670,519,169	95.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateral(3): 1.1%
389,245	Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $389,279, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $397,030, due 10/05/17-05/15/46)	389,245	0.0
1,849,888	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,850,051, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,886,886, due 10/12/17-12/01/51)	1,849,888	0.2
1,849,888	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,850,051, collateralized by various U.S. Government Agency Obligations, 1.830%-4.500%, Market Value plus accrued interest $1,886,886, due 01/01/26-07/15/52)	1,849,888	0.3
1,849,888	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $1,850,052, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,886,886, due 11/15/17-08/20/67)	1,849,888	0.3
1,849,888	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,850,048, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,886,886, due 02/08/18-08/20/47)	1,849,888	0.3
		7,788,797	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
28,820,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $28,820,000)	28,820,000	4.1

	Total Short-Term Investments
	(Cost $36,608,797)	36,608,797	5.2

	Total Investments in Securities (Cost $598,627,948)	$707,127,966	100.3
	Liabilities in Excess of Other Assets	(2,118,624)	(0.3)
	Net Assets	$705,009,342	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	18.9%
Information Technology	17.4
Consumer Discretionary	11.1
Health Care	10.8
Industrials	10.3
Consumer Staples	7.9
Energy	5.6
Materials	5.0
Utilities	3.2
Telecommunication Services	2.6
Real Estate	2.3
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$8,955,823	$–	$8,955,823
Brazil	6,159,276	–	–	6,159,276
Canada	10,081,193	–	–	10,081,193
China	3,670,087	11,518,685	–	15,188,772
France	–	52,193,709	–	52,193,709
Germany	–	32,105,394	–	32,105,394
Hong Kong	–	9,947,142	–	9,947,142
India	–	8,593,198	–	8,593,198
Ireland	8,094,613	–	–	8,094,613
Italy	–	11,763,028	–	11,763,028
Japan	–	47,274,900	–	47,274,900
Netherlands	15,787,815	5,017,834	–	20,805,649
Sweden	–	10,169,738	–	10,169,738
Switzerland	–	38,522,265	–	38,522,265
Taiwan	12,023,247	–	–	12,023,247
United Kingdom	8,009,681	20,084,623	–	28,094,304
United States	350,546,918	–	–	350,546,918
Total Common Stock	414,372,830	256,146,339	–	670,519,169
Short-Term Investments	28,820,000	7,788,797	–	36,608,797
Total Investments, at fair value	$443,192,830	$263,935,136	$–	$707,127,966
Other Financial Instruments+
Futures	96,446	–	–	96,446
Total Assets	$443,289,276	$263,935,136	$–	$707,224,412
Liabilities Table
Other Financial Instruments+
Futures	$(234,874)	$–	$–	$(234,874)
Total Liabilities	$(234,874)	$–	$–	$(234,874)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following futures contracts were outstanding for Voya Global Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	418	12/15/17	$22,766,370	$(234,874)
S&P 500 E-Mini	35	12/15/17	4,403,175	96,446
			$27,169,545	$(138,428)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$96,446
Total Asset Derivatives		$96,446

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$234,874
Total Liability Derivatives		$234,874

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $602,011,026.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$112,457,517
Gross Unrealized Depreciation	(5,045,439)

Net Unrealized Appreciation	$107,412,078

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	China: 54.3%
49,500	AAC Technologies Holdings, Inc.	$837,619	1.1
5,321,746	Bank of China Ltd.	2,643,434	3.5
586,451	Bank of Communications Co., Ltd.	430,467	0.6
248,129	BOC Hong Kong Holdings Ltd.	1,208,635	1.6
7,248,107	China Construction Bank	6,055,445	7.9
498,911	China Life Insurance Co., Ltd.	1,495,515	2.0
184,000	China Mengniu Dairy Co., Ltd.	516,142	0.7
83,964	China Merchants Port Holdings Co. Ltd	260,093	0.3
411,601	China Mobile Ltd.	4,178,555	5.5
256,991	China Overseas Land & Investment Ltd.	838,488	1.1
1,708,438	China Petroleum & Chemical Corp.	1,287,619	1.7
129,654	China Resources Power Holdings Co.	234,825	0.3
186,444	China Resources Land Ltd.	573,261	0.8
227,841	China Shenhua Energy Co., Ltd.	538,696	0.7
401,110	(1) China Unicom Hong Kong Ltd.	560,781	0.7
389,811	CITIC Ltd.	577,601	0.8
1,196,714	CNOOC Ltd.	1,549,209	2.0
359,000	Geely Automobile Holdings Ltd.	1,019,457	1.3
48,500	Hengan International Group Co., Ltd.	449,778	0.6
4,942,340	Industrial & Commercial Bank of China	3,694,447	4.8
216,000	Kunlun Energy Co. Ltd.	211,385	0.3
484,000	Lenovo Group Ltd.	267,877	0.4
1,412,604	PetroChina Co., Ltd.	899,057	1.2
349,432	Ping An Insurance Group Co. of China Ltd.	2,699,157	3.5
183,775	Tencent Holdings Ltd.	8,034,770	10.5
419,000	Want Want China Holdings Ltd.	295,209	0.4
		41,357,522	54.3

	Hong Kong: 33.0%
808,800	AIA Group Ltd.	5,987,790	7.8
100,384	Bank of East Asia Ltd.	435,123	0.6
52,818	(1) Cathay Pacific Airways Ltd.	80,019	0.1
174,536	CK Asset Holdings Ltd.	1,450,976	1.9
181,036	CK Hutchison Holdings Ltd.	2,318,761	3.0
44,500	CK Infrastructure Holdings Ltd.	383,638	0.5
126,931	CLP Holdings Ltd.	1,303,152	1.7
158,000	Galaxy Entertainment Group Ltd.	1,116,973	1.5
135,706	Hang Lung Properties Ltd.	323,092	0.4
51,243	Hang Seng Bank Ltd.	1,252,771	1.6
80,107	Henderson Land Development Co., Ltd.	532,822	0.7
562,268	Hong Kong & China Gas	1,059,498	1.4
78,341	Hong Kong Exchanges and Clearing Ltd.	2,115,841	2.8
92,822	Power Assets Holdings Ltd.	805,703	1.1
22,639	(1) I-CABLE Communications Ltd.	744	0.0
148,500	Link REIT	1,207,598	1.6
118,643	MTR Corp.	694,680	0.9
394,100	New World Development Ltd.	568,656	0.7
211,265	Sino Land Co.	372,458	0.5
87,555	Sun Hung Kai Properties Ltd.	1,426,293	1.9
33,591	Swire Pacific Ltd.	327,026	0.4
638,000	(2) WH Group Ltd.	679,472	0.9
81,637	Wharf Holdings Ltd.	730,339	1.0
		25,173,425	33.0

	Macau: 1.1%
162,400	Sands China Ltd.	849,368	1.1

	United Kingdom: 10.2%
785,628	HSBC Holdings PLC (HKD)	7,759,577	10.2

	Total Common Stock
	(Cost $47,948,819)	75,139,892	98.6

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
64,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $64,000)	64,000	0.1

	Total Short-Term Investments
	(Cost $64,000)	64,000	0.1

	Total Investments in Securities (Cost $48,012,819)	$75,203,892	98.7
	Assets in Excess of Other Liabilities	1,013,271	1.3
	Net Assets	$76,217,163	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	46.9%
Information Technology	12.0
Real Estate	11.0
Telecommunication Services	6.2
Energy	5.9
Industrials	5.1
Utilities	5.0
Consumer Discretionary	3.9
Consumer Staples	2.6
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
China	$–	$41,357,522	$–	$41,357,522
Hong Kong	–	25,173,425	–	25,173,425
Macau	–	849,368	–	849,368
United Kingdom	–	7,759,577	–	7,759,577
Total Common Stock	–	75,139,892	–	75,139,892
Short-Term Investments	64,000	–	–	64,000
Total Investments, at fair value	$64,000	$75,139,892	$–	$75,203,892
Other Financial Instruments+
Forward Foreign Currency Contracts	–	191	–	191
Futures	7,965	–	–	7,965
Total Assets	$71,965	$75,140,083	$–	$75,212,048
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(144)	$–	$(144)
Total Liabilities	$–	$(144)	$–	$(144)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	513,037	HKD	4,000,000	Societe Generale	12/20/17	$(49)
HKD	9,500,000	USD	1,218,390	Societe Generale	12/20/17	191
USD	448,856	HKD	3,500,000	The Bank of New York Mellon	12/20/17	(95)
						$47

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	10	10/30/17	$1,761,163	$7,965
			$1,761,163	$7,965

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$191
Equity contracts	Futures contracts	7,965
Total Asset Derivatives		$8,156

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$144
Total Liability Derivatives		$144

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Societe Generale	The Bank of NewYork Mellon	Totals
Assets:
Forward foreign currency contracts	$191	$-	$191
Total Assets	$191	$-	$191

Liabilities:
Forward foreign currency contracts	$49	$95	$144
Total Liabilities	$49	$95	$144

Net OTC derivative instruments by counterparty, at fair value	$142	$(95)	$47

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$142	$(95)	$47

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $51,097,868.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,351,013
Gross Unrealized Depreciation	(2,308,757)

Net Unrealized Appreciation	$25,042,256

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 11.6%
11,097	(1)	Amazon.com, Inc.	$10,668,101	1.3
78,742		Best Buy Co., Inc.	4,485,144	0.6
49,210		BorgWarner, Inc.	2,521,028	0.3
63,045	(1)	Burlington Stores, Inc.	6,018,276	0.7
84,903		Coach, Inc.	3,419,893	0.4
332,151		Comcast Corp. – Class A	12,781,170	1.5
43,223		Darden Restaurants, Inc.	3,405,108	0.4
184,121	(1)	Discovery Communications, Inc. - Class A	3,919,936	0.5
118,821		Foot Locker, Inc.	4,184,876	0.5
82,109		Home Depot, Inc.	13,429,748	1.6
55,872		Marriott International, Inc.	6,160,447	0.7
70,143		McDonald's Corp.	10,990,005	1.3
91,274		Ross Stores, Inc.	5,893,562	0.7
37,746		Royal Caribbean Cruises Ltd.	4,474,411	0.5
20,007		Vail Resorts, Inc.	4,563,997	0.6
			96,915,702	11.6

		Consumer Staples: 8.7%
91,909		Campbell Soup Co.	4,303,179	0.5
124,186		Church & Dwight Co., Inc.	6,016,812	0.7
44,929		Coca-Cola Co.	2,022,254	0.2
14,657		Costco Wholesale Corp.	2,407,998	0.3
88,642		CVS Health Corp.	7,208,367	0.9
35,607		JM Smucker Co.	3,736,242	0.5
89,890		PepsiCo, Inc.	10,016,443	1.2
104,859		Philip Morris International, Inc.	11,640,398	1.4
35,867		Procter & Gamble Co.	3,263,180	0.4
129,288		Sysco Corp.	6,975,088	0.8
65,806		Tyson Foods, Inc.	4,636,033	0.6
133,273		Wal-Mart Stores, Inc.	10,413,952	1.2
			72,639,946	8.7

		Energy: 5.9%
43,250		Andeavor	4,461,237	0.5
188,847		Canadian Natural Resources Ltd.	6,324,486	0.8
38,695		Chevron Corp.	4,546,663	0.5
23,070	(1)	Diamondback Energy, Inc.	2,259,937	0.3
220,722		Exxon Mobil Corp.	18,094,790	2.2
38,896		Marathon Petroleum Corp.	2,181,288	0.3
101,835		Royal Dutch Shell PLC - Class A ADR	6,169,164	0.7
69,501		Valero Energy Corp.	5,346,712	0.6
			49,384,277	5.9

		Financials: 14.1%
66,366		Aflac, Inc.	5,401,529	0.6
36,577		Allstate Corp.	3,361,792	0.4
72,414		American Express Co.	6,550,570	0.8
48,925		Ameriprise Financial, Inc.	7,265,852	0.8
606,598		Bank of America Corp.	15,371,193	1.8
40,372	(1)	Berkshire Hathaway, Inc. – Class B	7,400,995	0.9
90,328		Citigroup, Inc.	6,570,459	0.8
182,076		Citizens Financial Group, Inc.	6,895,218	0.8
73,599		Comerica, Inc.	5,612,660	0.7
76,148		Discover Financial Services	4,910,023	0.6
201,414		JPMorgan Chase & Co.	19,237,051	2.3
146,025		Lazard Ltd.	6,603,251	0.8
65,709		Lincoln National Corp.	4,828,297	0.6
54,939		Prudential Financial, Inc.	5,841,115	0.7
163,636		Synchrony Financial	5,080,898	0.6
68,380		Unum Group	3,496,269	0.4
71,402		Wells Fargo & Co.	3,937,820	0.5
			118,364,992	14.1

		Health Care: 14.2%
50,216		Amgen, Inc.	9,362,773	1.1
25,721		Anthem, Inc.	4,883,904	0.6
26,744	(1)	Biogen, Inc.	8,374,081	1.0
72,479	(1)	Celgene Corp.	10,568,888	1.3
61,683	(1)	Centene Corp.	5,969,064	0.7
12,110		Cigna Corp.	2,263,843	0.3
85,756	(1)	Express Scripts Holding Co.	5,430,070	0.7
22,042		Humana, Inc.	5,370,093	0.6
149,083		Johnson & Johnson	19,382,281	2.3
198,248		Merck & Co., Inc.	12,693,820	1.5
403,892		Pfizer, Inc.	14,418,944	1.7
31,571		Quest Diagnostics, Inc.	2,956,308	0.4
68,015		UnitedHealth Group, Inc.	13,320,738	1.6
58,354		Zoetis, Inc.	3,720,651	0.4
			118,715,458	14.2

		Industrials: 10.0%
29,311		Alaska Air Group, Inc.	2,235,550	0.3
35,457		Ametek, Inc.	2,341,580	0.3
39,522		Boeing Co.	10,046,888	1.2
30,030		Cummins, Inc.	5,045,941	0.6
109,358		Delta Air Lines, Inc.	5,273,243	0.6
89,140		General Electric Co.	2,155,405	0.3
75,344		Ingersoll-Rand PLC - Class A	6,718,424	0.8
15,658		L3 Technologies, Inc.	2,950,437	0.3
171,095		Masco Corp.	6,674,416	0.8
21,605		Northrop Grumman Corp.	6,216,191	0.7
172,642	(1)	Quanta Services, Inc.	6,451,631	0.8
96,116		Southwest Airlines Co.	5,380,574	0.6
46,057		Stanley Black & Decker, Inc.	6,953,225	0.8
52,261		Union Pacific Corp.	6,060,708	0.7
17,432	(1)	United Rentals, Inc.	2,418,516	0.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
91,660		Waste Management, Inc.	$7,174,228	0.9
			84,096,957	10.0

		Information Technology: 23.1%
13,438	(1)	Adobe Systems, Inc.	2,004,681	0.2
16,250	(1)	Alphabet, Inc. - Class A	15,822,950	1.9
184,301		Apple, Inc.	28,404,470	3.4
99,942		Applied Materials, Inc.	5,205,979	0.6
377,616		Cisco Systems, Inc.	12,699,226	1.5
123,125		CSRA, Inc.	3,973,244	0.5
26,752	(1)	Electronic Arts, Inc.	3,158,341	0.4
18,949	(1)	F5 Networks, Inc.	2,284,491	0.3
65,865	(1)	Facebook, Inc.	11,254,353	1.3
39,341		Fidelity National Information Services, Inc.	3,674,056	0.4
262,235		HP, Inc.	5,234,211	0.6
256,131		Intel Corp.	9,753,468	1.2
163,898		Juniper Networks, Inc.	4,561,281	0.5
378,946		Microsoft Corp.	28,227,688	3.4
24,381		Motorola Solutions, Inc.	2,069,215	0.3
70,328		NetApp, Inc.	3,077,553	0.4
158,299		Oracle Corp.	7,653,757	0.9
61,213	(1)	Red Hat, Inc.	6,786,073	0.8
113,437		Texas Instruments, Inc.	10,168,493	1.2
83,480	(1)	Vantiv, Inc.	5,882,836	0.7
39,736	(1),(2)	VeriSign, Inc.	4,227,513	0.5
19,704		Visa, Inc. - Class A	2,073,649	0.3
54,681	(1),(2)	VMware, Inc.	5,970,618	0.7
33,265		Western Digital Corp.	2,874,096	0.3
117,201		Western Union Co.	2,250,259	0.3
136,590		Xerox Corp.	4,547,081	0.5
			193,839,582	23.1

		Materials: 2.8%
71,606	(1)	Berry Plastics Group, Inc.	4,056,480	0.5
46,383	(1)	Crown Holdings, Inc.	2,769,993	0.3
139,145		DowDuPont, Inc.	9,633,009	1.1
24,180		Eastman Chemical Co.	2,188,048	0.3
51,047		LyondellBasell Industries NV - Class A	5,056,205	0.6
			23,703,735	2.8

		Real Estate: 3.0%
58,658		American Tower Corp.	8,017,375	0.9
43,073		Equity Lifestyle Properties, Inc.	3,664,651	0.4
156,993		Gaming and Leisure Properties, Inc.	5,791,472	0.7
211,810		Host Hotels & Resorts, Inc.	3,916,367	0.5
25,723		Simon Property Group, Inc.	4,141,660	0.5
			25,531,525	3.0

		Telecommunication Services: 1.9%
352,650		AT&T, Inc.	13,813,300	1.6
42,146		Verizon Communications, Inc.	2,085,806	0.3
			15,899,106	1.9

		Utilities: 3.3%
49,830		Ameren Corp.	2,882,167	0.4
144,944		Centerpoint Energy, Inc.	4,233,814	0.5
57,358		Edison International	4,426,317	0.5
135,661		Exelon Corp.	5,110,350	0.6
59,360		NextEra Energy, Inc.	8,699,208	1.0
35,301		PG&E Corp.	2,403,645	0.3
			27,755,501	3.3

	Total Common Stock
	(Cost $675,063,174)		826,846,781	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateral(3): 1.2%
513,912	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $513,956, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $524,190, due 08/15/18-02/15/37)	513,912	0.0
2,442,501	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,442,716, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,491,351, due 10/12/17-05/20/67)	2,442,501	0.3
2,442,501	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,442,716, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,491,351, due 10/12/17-12/01/51)	2,442,501	0.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
2,442,501	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,442,716, collateralized by various U.S. Government Agency Obligations, 1.830%-4.500%, Market Value plus accrued interest $2,491,351, due 01/01/26-07/15/52)	$2,442,501	0.3
2,442,501	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $2,442,722, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $2,491,351, due 02/15/43-02/15/44)	2,442,501	0.3
		10,283,916	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
11,982,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $11,982,000)	11,982,000	1.5

	Total Short-Term Investments
	(Cost $22,265,916)	22,265,916	2.7

	Total Investments in Securities (Cost $697,329,090)	$849,112,697	101.3
	Liabilities in Excess of Other Assets	(10,546,568)	(1.3)
	Net Assets	$838,566,129	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$826,846,781	$–	$–	$826,846,781
Short-Term Investments	11,982,000	10,283,916	–	22,265,916
Total Investments, at fair value	$838,828,781	$10,283,916	$–	$849,112,697
Other Financial Instruments+
Futures	181,870	–	–	181,870
Total Assets	$839,010,651	$10,283,916	$–	$849,294,567

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	66	12/15/17	$8,303,130	$181,870
			$8,303,130	$181,870

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$181,870
Total Asset Derivatives		$181,870

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $697,983,586.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$159,634,820
Gross Unrealized Depreciation	(8,323,839)

Net Unrealized Appreciation	$151,310,981

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 11.6%
66,283		Aarons, Inc.	$2,891,927	0.5
49,185		Adtalem Global Education, Inc.	1,763,282	0.3
91,577	(1)	Big Lots, Inc.	4,905,780	0.8
99,576		Brunswick Corp.	5,573,269	0.9
28,835	(2)	Burlington Stores, Inc.	2,752,589	0.4
128,070		CalAtlantic Group, Inc.	4,691,204	0.7
21,326		Carter's, Inc.	2,105,943	0.3
73,164	(1)	Cheesecake Factory	3,081,668	0.5
35,173		Dana, Inc.	983,437	0.1
52,836	(2)	Deckers Outdoor Corp.	3,614,511	0.6
130,148		Dick's Sporting Goods, Inc.	3,515,297	0.5
35,121		Domino's Pizza, Inc.	6,973,275	1.1
114,060		Gentex Corp.	2,258,388	0.4
40,274		Jack in the Box, Inc.	4,104,726	0.6
22,783		John Wiley & Sons, Inc.	1,218,891	0.2
190,510	(1)	KB Home	4,595,101	0.7
135,811	(2)	Live Nation Entertainment, Inc.	5,914,569	0.9
139,941	(2)	Michaels Cos, Inc.	3,004,533	0.5
575	(2)	NVR, Inc.	1,641,625	0.3
141,877		Office Depot, Inc.	644,122	0.1
36,521	(2)	Sotheby's	1,683,983	0.3
45,762		Thor Industries, Inc.	5,761,893	0.9
			73,680,013	11.6

		Consumer Staples: 3.6%
6,701	(2)	Boston Beer Co., Inc.	1,046,696	0.2
57,359		Church & Dwight Co., Inc.	2,779,044	0.4
180,464		Dean Foods Co.	1,963,448	0.3
10,100		Dr Pepper Snapple Group, Inc.	893,547	0.1
63,494		Energizer Holdings, Inc.	2,923,899	0.5
36,105		Flowers Foods, Inc.	679,135	0.1
47,065		Ingredion, Inc.	5,677,922	0.9
32,455		Nu Skin Enterprises, Inc.	1,995,333	0.3
117,929	(2)	United Natural Foods, Inc.	4,904,667	0.8
			22,863,691	3.6

		Energy: 3.8%
29,798	(2)	Diamondback Energy, Inc.	2,919,012	0.4
46,465		EQT Corp.	3,031,376	0.5
116,050	(2)	Gulfport Energy Corp.	1,664,157	0.3
56,597		HollyFrontier Corp.	2,035,794	0.3
149,523		Patterson-UTI Energy, Inc.	3,131,012	0.5
115,569	(1)	PBF Energy, Inc.	3,190,860	0.5
256,948	(2)	QEP Resources, Inc.	2,202,044	0.3
507,042	(2)	Southwestern Energy Co.	3,098,027	0.5
166,647	(1),(2)	Transocean Ltd.	1,793,122	0.3
35,454		World Fuel Services Corp.	1,202,245	0.2
			24,267,649	3.8

		Financials: 16.6%
10,798		Ameriprise Financial, Inc.	1,603,611	0.2
117,166		Bank of the Ozarks, Inc.	5,629,826	0.9
29,389		Cathay General Bancorp.	1,181,438	0.2
82,704		Chemical Financial Corp.	4,322,111	0.7
97,578		Citizens Financial Group, Inc.	3,695,279	0.6
47,987		Comerica, Inc.	3,659,489	0.6
22,049		Cullen/Frost Bankers, Inc.	2,092,891	0.3
120,228		East West Bancorp, Inc.	7,187,230	1.1
28,221		Eaton Vance Corp.	1,393,271	0.2
45,514		Federated Investors, Inc.	1,351,766	0.2
101,218		First American Financial Corp.	5,057,863	0.8
290,619		First Horizon National Corp.	5,565,354	0.9
26,070		Hanover Insurance Group, Inc.	2,526,965	0.4
70,204		Hartford Financial Services Group, Inc.	3,891,408	0.6
211,471		Keycorp	3,979,884	0.6
88,381		Lazard Ltd.	3,996,589	0.6
75,032		Legg Mason, Inc.	2,949,508	0.5
25,953		MarketAxess Holdings, Inc.	4,788,588	0.8
50,184		MB Financial, Inc.	2,259,284	0.4
5,760		MSCI, Inc. - Class A	673,344	0.1
270,913		Old Republic International Corp.	5,334,277	0.8
71,640		PacWest Bancorp	3,618,536	0.6
65,761		Primerica, Inc.	5,362,810	0.8
50,014		Progressive Corp.	2,421,678	0.4
29,050		Reinsurance Group of America, Inc.	4,053,346	0.6
14,448	(2)	Signature Bank	1,849,922	0.3
89,399		Stifel Financial Corp.	4,779,271	0.8
5,434	(2)	SVB Financial Group	1,016,647	0.2
286,657		TCF Financial Corp.	4,884,635	0.8
71,219	(2)	Western Alliance Bancorp.	3,780,304	0.6
			104,907,125	16.6

		Health Care: 8.3%
28,967	(2)	Abiomed, Inc.	4,883,836	0.8
77,104	(2)	Bioverativ, Inc.	4,400,325	0.7
20,859	(2)	Charles River Laboratories International, Inc.	2,253,189	0.4
93,844	(2)	Globus Medical, Inc.	2,789,044	0.4
33,402	(2)	Halyard Health, Inc.	1,504,092	0.2
112,955		Healthsouth Corp.	5,235,464	0.8
48,133		Hill-Rom Holdings, Inc.	3,561,842	0.6
112,207	(2)	Mallinckrodt PLC - W/I	4,193,176	0.7
56,584	(2)	Masimo Corp.	4,897,911	0.8
29,484	(2)	Mednax, Inc.	1,271,350	0.2
23,842	(2)	NuVasive, Inc.	1,322,277	0.2
25,919		Owens & Minor, Inc.	756,835	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
25,227	(2)	Parexel International Corp.	$2,221,994	0.4
35,905		STERIS PLC	3,174,002	0.5
3,367		Teleflex, Inc.	814,713	0.1
37,513	(2)	WellCare Health Plans, Inc.	6,442,483	1.0
39,325		Zoetis, Inc.	2,507,362	0.4
			52,229,895	8.3

		Industrials: 15.3%
40,863		Alaska Air Group, Inc.	3,116,621	0.5
31,579		Brink's Co.	2,660,531	0.4
61,815		Carlisle Cos., Inc.	6,199,426	1.0
63,222		Crane Co.	5,057,128	0.8
48,611		Curtiss-Wright Corp.	5,081,794	0.8
57,519		Deluxe Corp.	4,196,586	0.7
73,880		EMCOR Group, Inc.	5,125,794	0.8
66,324		EnerSys	4,587,631	0.7
10,566	(2)	Esterline Technologies Corp.	952,525	0.1
18,247	(2)	Genesee & Wyoming, Inc.	1,350,460	0.2
18,725		Herman Miller, Inc.	672,227	0.1
25,481		Huntington Ingalls Industries, Inc.	5,769,918	0.9
5,118		IDEX Corp.	621,683	0.1
292,915	(2)	JetBlue Airways Corp.	5,427,715	0.9
15,554	(2)	KLX, Inc.	823,273	0.1
57,333		Manpowergroup, Inc.	6,754,974	1.1
94,970		Masco Corp.	3,704,780	0.6
48,733		Nordson Corp.	5,774,861	0.9
18,219		Orbital ATK, Inc.	2,426,042	0.4
21,364		Oshkosh Corp.	1,763,385	0.3
43,985		Owens Corning, Inc.	3,402,240	0.5
108,695	(2)	Quanta Services, Inc.	4,061,932	0.6
62,650		Regal-Beloit Corp.	4,949,350	0.8
102,289		Timken Co.	4,966,131	0.8
92,697		Toro Co.	5,752,776	0.9
6,159		Valmont Industries, Inc.	973,738	0.2
9,431		Woodward, Inc.	731,940	0.1
			96,905,461	15.3

		Information Technology: 17.5%
208,674	(2)	ARRIS International PLC	5,945,122	0.9
65,413		Belden, Inc.	5,267,709	0.8
20,238		Broadridge Financial Solutions, Inc. ADR	1,635,635	0.3
91,512		CDK Global, Inc.	5,773,492	0.9
197,282	(2)	Ciena Corp.	4,334,286	0.7
83,199	(2)	Cirrus Logic, Inc.	4,436,171	0.7
5,893		Cognex Corp.	649,880	0.1
72,333	(2)	Commvault Systems, Inc.	4,397,846	0.7
165,156	(1)	Convergys Corp.	4,275,889	0.7
34,584	(2)	CoreLogic, Inc.	1,598,473	0.3
148,990	(2)	Fortinet, Inc.	5,339,802	0.9
113,280	(2)	Integrated Device Technology, Inc.	3,010,982	0.5
32,840		InterDigital, Inc.	2,421,950	0.4
60,961		j2 Global, Inc.	4,503,799	0.7
71,073		Jabil, Inc.	2,029,134	0.3
18,103		Jack Henry & Associates, Inc.	1,860,807	0.3
33,713		Leidos Holdings, Inc.	1,996,484	0.3
52,109		LogMeIn, Inc.	5,734,596	0.9
30,476		Maximus, Inc.	1,965,702	0.3
59,867	(2)	Microsemi Corp.	3,081,953	0.5
21,237		Motorola Solutions, Inc.	1,802,384	0.3
138,134	(2)	NCR Corp.	5,182,788	0.8
134,066	(2)	Netscout Systems, Inc.	4,337,035	0.7
131,693	(2)	Nuance Communications, Inc.	2,070,214	0.3
20,647		Plantronics, Inc.	913,010	0.2
16,500	(2)	Red Hat, Inc.	1,829,190	0.3
78,908		Sabre Corp.	1,428,235	0.2
60,393		Science Applications International Corp.	4,037,272	0.6
23,167	(2)	Synaptics, Inc.	907,683	0.1
12,773	(2)	Take-Two Interactive Software, Inc.	1,305,784	0.2
50,997	(2)	Tech Data Corp.	4,531,083	0.7
57,353	(2)	Trimble, Inc.	2,251,105	0.4
46,958	(2)	Vantiv, Inc.	3,309,130	0.5
45,784		Versum Materials, Inc.	1,777,335	0.3
246,316		Vishay Intertechnology, Inc.	4,630,741	0.7
			110,572,701	17.5

		Materials: 7.4%
30,114	(2)	Axalta Coating Systems Ltd.	870,897	0.1
64,339	(2)	Berry Plastics Group, Inc.	3,644,804	0.6
23,971		Cabot Corp.	1,337,582	0.2
29,373		Chemours Co.	1,486,568	0.2
16,221	(1)	Compass Minerals International, Inc.	1,052,743	0.2
11,080	(2)	Crown Holdings, Inc.	661,698	0.1
17,239		Eagle Materials, Inc.	1,839,401	0.3
14,764		Greif, Inc. - Class A	864,285	0.1
171,104	(2)	Louisiana-Pacific Corp.	4,633,496	0.7
40,210		Minerals Technologies, Inc.	2,840,836	0.5
24,837		Nucor Corp.	1,391,865	0.2
32,292		Packaging Corp. of America	3,703,247	0.6
119,778		PolyOne Corp.	4,794,713	0.8
22,080		Reliance Steel & Aluminum Co.	1,681,834	0.3
189,360		Steel Dynamics, Inc.	6,527,239	1.0
232,583		Valvoline, Inc.	5,454,071	0.9
82,258		Worthington Industries, Inc.	3,783,868	0.6
			46,569,147	7.4

		Real Estate: 9.6%
40,392		Camden Property Trust	3,693,848	0.6
161,408		CoreCivic, Inc.	4,320,892	0.7
369,611		Cousins Properties, Inc.	3,452,167	0.6
23,604		DCT Industrial Trust, Inc.	1,367,144	0.2
35,145		Equity Lifestyle Properties, Inc.	2,990,137	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
139,490		First Industrial Realty Trust, Inc.	$4,197,254	0.7
105,527		Gaming and Leisure Properties, Inc.	3,892,891	0.6
77,499		Geo Group, Inc./The	2,084,723	0.3
116,402		Hospitality Properties Trust	3,316,293	0.5
47,724		Lamar Advertising Co.	3,270,526	0.5
159,007		LaSalle Hotel Properties	4,614,383	0.7
24,051		Mack-Cali Realty Corp.	570,249	0.1
167,345	(1)	Omega Healthcare Investors, Inc.	5,339,979	0.9
90,608		Potlatch Corp.	4,621,008	0.7
87,517		Sabra Healthcare REIT, Inc.	1,920,123	0.3
22,066	(2)	SBA Communications Corp.	3,178,607	0.5
109,059	(1)	Tanger Factory Outlet Centers, Inc.	2,663,221	0.4
158,624		Urban Edge Properties	3,826,011	0.6
162,580		Washington Prime Group, Inc.	1,354,291	0.2
			60,673,747	9.6

		Utilities: 5.5%
65,300		Ameren Corp.	3,776,952	0.6
7,159		Atmos Energy Corp.	600,211	0.1
69,614		Black Hills Corp.	4,794,316	0.7
159,257		Great Plains Energy, Inc.	4,825,487	0.8
57,634		Hawaiian Electric Industries	1,923,247	0.3
21,725		Idacorp, Inc.	1,910,279	0.3
62,989		MDU Resources Group, Inc.	1,634,564	0.3
98,368		National Fuel Gas Co.	5,568,612	0.9
69,383		PNM Resources, Inc.	2,796,135	0.4
19,706		Southwest Gas Holdings, Inc.	1,529,580	0.2
119,253		UGI Corp.	5,588,196	0.9
			34,947,579	5.5

		Total Common Stock
		(Cost $563,395,783)	627,617,008	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Securities Lending Collateral(3): 3.0%
4,546,627		Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $4,547,027, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $4,637,560, due 10/12/17-05/20/67)	4,546,627	0.7
4,546,627		Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $4,547,031, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $4,637,560, due 12/01/17-06/01/51)	4,546,627	0.7
2,003,383		HSBC Securities USA, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,003,556, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $2,043,461, due 05/01/22-08/01/47)	2,003,383	0.3
4,546,627		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $4,547,038, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $4,637,560, due 02/15/43-02/15/44)	4,546,627	0.7

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
3,499,838	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $3,500,183, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,576,248, due 01/15/19-02/15/46)	$3,499,838	0.6
		19,143,102	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,698,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $4,698,000)	4,698,000	0.8

	Total Short-Term Investments
	(Cost $23,841,102)	23,841,102	3.8

	Total Investments in Securities (Cost $587,236,885)	$651,458,110	103.0
	Liabilities in Excess of Other Assets	(18,876,581)	(3.0)
	Net Assets	$632,581,529	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$627,617,008	$–	$–	$627,617,008
Short-Term Investments	4,698,000	19,143,102	–	23,841,102
Total Investments, at fair value	$632,315,008	$19,143,102	$–	$651,458,110
Other Financial Instruments+
Futures	86,299	–	–	86,299
Total Assets	$632,401,307	$19,143,102	$–	$651,544,409

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	19	12/15/17	$3,411,830	$86,299
			$3,411,830	$86,299

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$86,299
Total Asset Derivatives		$86,299

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $588,113,053.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$77,994,899
Gross Unrealized Depreciation	(14,563,543)

Net Unrealized Appreciation	$63,431,356

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Consumer Discretionary: 15.0%
96,078		Barnes & Noble, Inc.	$730,193	0.2
92,720	(1)	Big 5 Sporting Goods Corp.	709,308	0.2
33,358	(1)	Big Lots, Inc.	1,786,988	0.6
85,172		Boyd Gaming Corp.	2,218,731	0.7
20,770	(2)	Bright Horizons Family Solutions, Inc.	1,790,582	0.6
82,280		Caleres, Inc.	2,511,186	0.8
22,749		Childrens Place Retail Stores, Inc.	2,687,794	0.9
12,816	(2)	Cooper-Standard Holdings, Inc.	1,486,272	0.5
42,954	(2)	Dave & Buster's Entertainment, Inc.	2,254,226	0.7
9,216		Ethan Allen Interiors, Inc.	298,598	0.1
83,304	(2)	Francesca's Holdings Corp.	613,117	0.2
132,807		Gannett Co., Inc.	1,195,263	0.4
8,148		Haverty Furniture Cos., Inc.	213,070	0.1
57,097	(2)	J. Jill, Inc.	621,786	0.2
64,904		La-Z-Boy, Inc.	1,745,918	0.6
4,390		LCI Industries	508,581	0.2
22,767		Marriott Vacations Worldwide Corp.	2,835,175	0.9
62,626		MDC Holdings, Inc.	2,079,809	0.7
29,395		Monro Muffler Brake, Inc.	1,647,590	0.5
26,820		Movado Group, Inc.	750,960	0.2
24,305	(2)	Nautilus, Inc.	410,755	0.1
57,774		New Media Investment Group, Inc.	854,477	0.3
16,490		Nutri/System, Inc.	921,791	0.3
16,919		Oxford Industries, Inc.	1,075,033	0.4
75,483	(2)	Penn National Gaming, Inc.	1,765,547	0.6
25,259	(2)	Perry Ellis International, Inc.	597,628	0.2
14,251	(1)	PetMed Express, Inc.	472,421	0.2
45,790	(1)	Rent-A-Center, Inc.	525,669	0.2
14,595	(1),(2)	RH	1,026,320	0.3
24,985		Ruth's Hospitality Group, Inc.	523,436	0.2
12,144	(2)	Scientific Games Corp.	556,802	0.2
36,169	(2)	Select Comfort Corp.	1,123,047	0.4
47,916	(2)	Shutterfly, Inc.	2,322,968	0.8
50,097	(1)	Tailored Brands, Inc.	723,401	0.2
22,754	(2)	Universal Electronics, Inc.	1,442,604	0.5
8,072	(1)	Winnebago Industries	361,222	0.1
69,681		Wolverine World Wide, Inc.	2,010,297	0.7
			45,398,565	15.0

		Consumer Staples: 2.8%
45,062	(1),(2)	Blue Buffalo Pet Products, Inc.	1,277,508	0.4
16,288	(1),(2)	Central Garden & Pet Co.	632,626	0.2
27,096	(2)	Central Garden and Pet Co.	1,007,700	0.3
2,116		Coca-Cola Bottling Co. Consolidated	456,527	0.2
32,967	(2)	Hostess Brands, Inc.	450,329	0.2
5,087		Medifast, Inc.	302,015	0.1
47,103	(2)	Performance Food Group Co.	1,330,660	0.4
45,091		SpartanNash Co.	1,189,050	0.4
21,678		Universal Corp.	1,242,149	0.4
24,991		Vector Group Ltd.	511,566	0.2
			8,400,130	2.8

		Energy: 3.1%
60,526	(2)	Bill Barrett Corp.	259,657	0.1
79,518	(2)	Carrizo Oil & Gas, Inc.	1,362,143	0.4
56,626	(2)	Cloud Peak Energy, Inc.	207,251	0.1
13,787	(2)	Dril-Quip, Inc.	608,696	0.2
20,468	(2)	Exterran Corp.	646,993	0.2
34,011	(2)	Forum Energy Technologies, Inc.	540,775	0.2
23,507		Green Plains, Inc.	473,666	0.1
231,669	(2)	McDermott International, Inc.	1,684,234	0.6
4,817	(2)	PDC Energy, Inc.	236,177	0.1
15,618	(2)	REX American Resources Corp.	1,465,437	0.5
62,113	(2)	Unit Corp.	1,278,286	0.4
15,770	(1)	US Silica Holdings, Inc.	489,974	0.2
			9,253,289	3.1

		Financials: 16.6%
32,400		American Equity Investment Life Holding Co.	942,192	0.3
8,674		Ameris Bancorp.	416,352	0.1
30,541		Amerisafe, Inc.	1,777,486	0.6
22,143		Bank of NT Butterfield & Son Ltd.	811,319	0.3
83,232	(1),(2)	BofI Holding, Inc.	2,369,615	0.8
27,259		Chemical Financial Corp.	1,424,555	0.5
20,066	(2)	Customers Bancorp, Inc.	654,553	0.2
71,319	(2)	Enova International, Inc.	959,240	0.3
39,956		Evercore, Inc.	3,206,469	1.1
28,379		Fidelity Southern Corp.	670,880	0.2
11,545		Financial Engines, Inc.	401,189	0.1
253,449	(2)	First BanCorp. Puerto Rico	1,297,659	0.4
68,612		Great Western Bancorp, Inc.	2,832,303	0.9
91,054	(1)	Greenhill & Co., Inc.	1,511,496	0.5
16,490		Hanmi Financial Corp.	510,365	0.2
21,548		HCI Group, Inc.	824,211	0.3
64,949		Home Bancshares, Inc./Conway AR	1,638,014	0.5
68,723		Hope Bancorp, Inc.	1,217,084	0.4
11,854		Houlihan Lokey, Inc.	463,847	0.2
7,913		LegacyTexas Financial Group, Inc.	315,887	0.1
33,754		MB Financial, Inc.	1,519,605	0.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
13,474		Meta Financial Group, Inc.	$1,056,362	0.3
146,252	(2)	MGIC Investment Corp.	1,832,538	0.6
101,379		OFG Bancorp	927,618	0.3
113,917		OM Asset Management Plc	1,699,642	0.6
5,694		Piper Jaffray Cos.	337,939	0.1
11,408		Primerica, Inc.	930,322	0.3
94,320		Radian Group, Inc.	1,762,841	0.6
57,012		Selective Insurance Group	3,070,096	1.0
11,595		ServisFirst Bancshares, Inc.	450,466	0.1
40,932	(1)	Simmons First National Corp.	2,369,963	0.8
132,155		Sterling Bancorp/DE	3,257,621	1.1
29,381	(2)	Third Point Reinsurance Ltd.	458,344	0.2
57,808		Trustco Bank Corp.	514,491	0.2
54,842		Universal Insurance Holdings, Inc.	1,261,366	0.4
68,607	(1)	Waddell & Reed Financial, Inc.	1,376,942	0.5
34,136	(2)	Walker & Dunlop, Inc.	1,786,337	0.6
14,612	(2)	World Acceptance Corp.	1,211,189	0.4
			50,068,398	16.6

		Health Care: 12.6%
33,229		Aceto Corp.	373,162	0.1
19,298	(2)	Acorda Therapeutics, Inc.	456,398	0.2
3,900	(2)	Almost Family, Inc.	209,430	0.1
45,101	(2)	AMAG Pharmaceuticals, Inc.	832,113	0.3
38,312	(2)	Amedisys, Inc.	2,143,940	0.7
59,894	(2)	AMN Healthcare Services, Inc.	2,737,156	0.9
44,379	(1),(2)	Amphastar Pharmaceuticals, Inc.	793,053	0.3
49,369	(2)	Angiodynamics, Inc.	843,716	0.3
17,780	(2)	Cambrex Corp.	977,900	0.3
14,576		Chemed Corp.	2,945,081	1.0
16,938	(2)	Emergent Biosolutions, Inc.	685,142	0.2
9,763	(2)	Haemonetics Corp.	438,066	0.1
11,383	(2)	HealthEquity, Inc.	575,752	0.2
39,026	(2)	Integer Holdings Corp.	1,996,180	0.7
39,427		Kindred Healthcare, Inc.	268,104	0.1
33,720	(1),(2)	Lannett Co., Inc.	622,134	0.2
52,632	(2)	Lantheus Holdings, Inc.	936,850	0.3
31,973	(2)	LHC Group, Inc.	2,267,525	0.8
4,797	(1),(2)	Ligand Pharmaceuticals, Inc.	653,112	0.2
73,821		Luminex Corp.	1,500,781	0.5
18,305	(2)	Magellan Health, Inc.	1,579,721	0.5
16,859	(2)	Masimo Corp.	1,459,315	0.5
59,441	(2)	Merit Medical Systems, Inc.	2,517,326	0.8
35,563	(2)	Momenta Pharmaceuticals, Inc.	657,915	0.2
56,032	(2)	Natus Medical, Inc.	2,101,200	0.7
48,586	(2)	OraSure Technologies, Inc.	1,093,185	0.4
44,929		Owens & Minor, Inc.	1,311,927	0.4
21,621	(2)	Quality Systems, Inc.	340,098	0.1
69,060	(2)	Select Medical Holdings Corp.	1,325,952	0.4
43,310	(2)	Supernus Pharmaceuticals, Inc.	1,732,400	0.6
40,428	(2)	Tivity Health, Inc.	1,649,462	0.5
			38,024,096	12.6

		Industrials: 18.8%
63,178		ABM Industries, Inc.	2,635,154	0.9
25,415		Actuant Corp.	650,624	0.2
14,279	(2)	Aegion Corp.	332,415	0.1
15,367		Allegiant Travel Co.	2,023,834	0.7
7,130	(2)	American Woodmark Corp.	686,262	0.2
42,198		Apogee Enterprises, Inc.	2,036,475	0.7
20,206		ArcBest Corp.	675,891	0.2
11,628	(2)	Atlas Air Worldwide Holdings, Inc.	765,122	0.3
46,705		Barnes Group, Inc.	3,289,900	1.1
26,209		Briggs & Stratton Corp.	615,912	0.2
11,150		Brink's Co.	939,388	0.3
21,294	(2)	Chart Industries, Inc.	835,364	0.3
20,706		CIRCOR International, Inc.	1,127,028	0.4
8,827		Comfort Systems USA, Inc.	315,124	0.1
8,407		Curtiss-Wright Corp.	878,868	0.3
26,757		EnPro Industries, Inc.	2,154,741	0.7
116,421		Essendant, Inc.	1,533,265	0.5
27,746	(2)	Gibraltar Industries, Inc.	864,288	0.3
46,262	(1)	Greenbrier Cos., Inc.	2,227,515	0.7
21,802	(2)	Hawaiian Holdings, Inc.	818,665	0.3
14,872		Healthcare Services Group, Inc.	802,642	0.3
22,581		Heidrick & Struggles International, Inc.	477,588	0.2
26,136		Insperity, Inc.	2,299,968	0.8
22,377		Insteel Industries, Inc.	584,263	0.2
10,625		Kelly Services, Inc.	266,581	0.1
16,863	(2)	Knight-Swift Transportation Holdings, Inc.	700,658	0.2
10,275		Korn/Ferry International	405,143	0.1
14,486		Lindsay Corp.	1,331,263	0.4
13,129	(2)	Lydall, Inc.	752,292	0.3
16,714		Mobile Mini, Inc.	575,797	0.2
7,007	(1)	National Presto Industries, Inc.	745,895	0.2
90,424	(2)	Navigant Consulting, Inc.	1,529,974	0.5
50,537	(2)	On Assignment, Inc.	2,712,826	0.9
22,429		Quanex Building Products Corp.	514,746	0.2
13,442		Regal-Beloit Corp.	1,061,918	0.4
29,914	(2)	Roadrunner Transportation Systems, Inc.	285,080	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
45,635		Simpson Manufacturing Co., Inc.	$2,237,940	0.7
40,714	(2)	SPX FLOW, Inc.	1,569,932	0.5
53,059		Tetra Tech, Inc.	2,469,896	0.8
31,374		Triumph Group, Inc.	933,377	0.3
87,131	(2)	TrueBlue, Inc.	1,956,091	0.6
25,936		Universal Forest Products, Inc.	2,545,878	0.8
9,797	(2)	Veritiv Corp.	318,403	0.1
72,330		Wabash National Corp.	1,650,571	0.5
37,807		Watts Water Technologies, Inc.	2,616,244	0.9
			56,750,801	18.8

		Information Technology: 15.4%
36,964	(2)	Advanced Energy Industries, Inc.	2,985,213	1.0
19,966	(2)	Anixter International, Inc.	1,697,110	0.6
8,717	(1),(2)	Applied Optoelectronics, Inc.	563,728	0.2
39,497	(2)	Benchmark Electronics, Inc.	1,348,823	0.4
20,804	(2)	Blucora, Inc.	526,341	0.2
19,390		Brooks Automation, Inc.	588,680	0.2
21,416	(2)	CACI International, Inc.	2,984,320	1.0
37,440	(2)	Cardtronics plc	861,494	0.3
24,372		Cohu, Inc.	581,028	0.2
17,936		CSG Systems International, Inc.	719,234	0.2
54,784	(2)	Electronics for Imaging, Inc.	2,338,181	0.8
14,418	(2)	Euronet Worldwide, Inc.	1,366,682	0.5
11,815		Fair Isaac Corp.	1,660,008	0.6
11,270		Forrester Research, Inc.	471,650	0.2
20,500	(2)	Insight Enterprises, Inc.	941,360	0.3
27,288	(2)	Integrated Device Technology, Inc.	725,315	0.2
67,616	(2)	Kulicke & Soffa Industries, Inc.	1,458,477	0.5
5,996		Littelfuse, Inc.	1,174,496	0.4
10,002	(2)	Manhattan Associates, Inc.	415,783	0.1
23,678		Methode Electronics, Inc.	1,002,763	0.3
41,937		MKS Instruments, Inc.	3,960,950	1.3
43,480	(2)	Nanometrics, Inc.	1,252,224	0.4
26,045		NIC, Inc.	446,672	0.1
32,528	(2)	Perficient, Inc.	639,826	0.2
31,374	(2)	Plexus Corp.	1,759,454	0.6
24,007		Power Integrations, Inc.	1,757,312	0.6
10,155	(2)	Rogers Corp.	1,353,458	0.4
60,302	(2)	Rudolph Technologies, Inc.	1,585,943	0.5
76,974	(2)	Sanmina Corp.	2,859,584	0.9
12,426	(2)	SPS Commerce, Inc.	704,678	0.2
6,134	(1),(2)	Stamps.com, Inc.	1,243,055	0.4
57,323	(2)	Sykes Enterprises, Inc.	1,671,539	0.6
63,450	(2)	Synchronoss Technologies, Inc.	591,989	0.2
136,008	(2)	TTM Technologies, Inc.	2,090,443	0.7
4,995	(2)	Virtusa Corp.	188,711	0.1
			46,516,524	15.4

		Materials: 5.0%
128,559	(1),(2)	AK Steel Holding Corp.	718,645	0.2
74,290	(2)	Boise Cascade Co.	2,592,721	0.9
6,062	(2)	Clearwater Paper Corp.	298,553	0.1
33,335		FutureFuel Corp.	524,693	0.2
20,842		HB Fuller Co.	1,210,086	0.4
12,118		Kaiser Aluminum Corp.	1,249,850	0.4
47,067		KapStone Paper and Packaging Corp.	1,011,470	0.3
27,857	(2)	Koppers Holdings, Inc.	1,285,601	0.4
5,685		Minerals Technologies, Inc.	401,645	0.1
5,921		Neenah Paper, Inc.	506,542	0.2
86,354	(1)	Rayonier Advanced Materials, Inc.	1,183,050	0.4
18,740		Stepan Co.	1,567,788	0.5
59,019		Valvoline, Inc.	1,383,996	0.5
28,700		Worthington Industries, Inc.	1,320,200	0.4
			15,254,840	5.0

		Real Estate: 6.2%
180,248	(1)	CBL & Associates Properties, Inc.	1,512,281	0.5
126,297		Cedar Realty Trust, Inc.	709,789	0.2
61,647		Chesapeake Lodging Trust	1,662,620	0.6
210,529		DiamondRock Hospitality Co.	2,305,293	0.8
32,580		EastGroup Properties, Inc.	2,870,950	1.0
75,253	(1),(2)	Forestar Group, Inc.	1,329,570	0.4
16,923		Hersha Hospitality Trust	315,952	0.1
16,632		HFF, Inc.	657,962	0.2
52,274		LaSalle Hotel Properties	1,516,991	0.5
20,463		PS Business Parks, Inc.	2,731,810	0.9
19,529		QTS Realty Trust, Inc.	1,022,538	0.3
10,732		RE/MAX Holdings, Inc.	682,019	0.2
32,676		Summit Hotel Properties, Inc.	522,489	0.2
40,009		Urban Edge Properties	965,017	0.3
			18,805,281	6.2

		Telecommunication Services: 0.7%
42,323		Cogent Communications Holdings, Inc.	2,069,595	0.7

		Utilities: 2.8%
1,724		Allete, Inc.	133,248	0.0
52,218		Avista Corp.	2,703,326	0.9
15,932		Black Hills Corp.	1,097,237	0.4
10,701		El Paso Electric Co.	591,230	0.2
16,622		Idacorp, Inc.	1,461,573	0.5
15,544		NorthWestern Corp.	885,075	0.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
32,570		Portland General Electric Co.	$1,486,495	0.5
			8,358,184	2.8

		Total Common Stock
		(Cost $245,613,673)	298,899,703	99.0

RIGHTS: –%
		Materials: –%
15,300	(2),(3)	Gerber Scientific	–	–

		Total Rights
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $245,613,673)	298,899,703	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateral(4): 7.6%
2,347,202	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,347,405, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,394,146, due 08/15/18-02/15/37)	2,347,202	0.8
5,432,549	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,433,027, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,541,200, due 10/12/17-05/20/67)	5,432,549	1.8
5,432,549	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,433,031, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $5,541,200, due 12/01/17-06/01/51)	5,432,549	1.8
5,432,549	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $5,433,040, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $5,541,201, due 02/15/43-02/15/44)	5,432,549	1.8
4,228,346	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $4,228,763, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,320,661, due 01/15/19-02/15/46)	4,228,346	1.4
		22,873,195	7.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,851,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $2,851,000)	2,851,000	0.9

	Total Short-Term Investments
	(Cost $25,724,195)	25,724,195	8.5

	Total Investments in Securities (Cost $271,337,868)	$324,623,898	107.5
	Liabilities in Excess of Other Assets	(22,768,494)	(7.5)
	Net Assets	$301,855,404	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$45,398,565	$–	$–	$45,398,565
Consumer Staples	8,400,130	–	–	8,400,130
Energy	9,253,289	–	–	9,253,289
Financials	50,068,398	–	–	50,068,398
Health Care	38,024,096	–	–	38,024,096
Industrials	56,750,801	–	–	56,750,801
Information Technology	46,516,524	–	–	46,516,524
Materials	15,254,840	–	–	15,254,840
Real Estate	17,475,711	1,329,570	–	18,805,281
Telecommunication Services	2,069,595	–	–	2,069,595
Utilities	8,358,184	–	–	8,358,184
Total Common Stock	297,570,133	1,329,570	–	298,899,703
Rights	–	–	–	–
Short-Term Investments	2,851,000	22,873,195	–	25,724,195
Total Investments, at fair value	$300,421,133	$24,202,765	$–	$324,623,898
Other Financial Instruments+
Futures	99,123	–	–	99,123
Total Assets	$300,520,256	$24,202,765	$–	$324,723,021

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	22	12/15/17	$1,642,190	$99,123
			$1,642,190	$99,123

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$99,123
Total Asset Derivatives		$99,123

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $271,530,174.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$63,503,768
Gross Unrealized Depreciation	(10,310,921)

Net Unrealized Appreciation	$53,192,847

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Australia: 6.5%
75,132		AGL Energy Ltd.	$1,379,621	0.1
268,386	(1)	Alumina Ltd.	465,109	0.0
126,542		Amcor Ltd.	1,513,489	0.1
327,565		AMP Ltd.	1,243,853	0.1
120,312		APA Group	789,231	0.1
59,229		Aristocrat Leisure Ltd.	978,319	0.1
21,859		ASX Ltd.	900,947	0.1
225,631		Aurizon Holdings Ltd.	869,490	0.1
165,686		AusNet Services	219,859	0.0
325,720		Australia & New Zealand Banking Group Ltd.	7,587,188	0.5
42,108		Bank of Queensland Ltd.	429,709	0.0
50,075		Bendigo and Adelaide Bank Ltd.	457,193	0.0
874,585	(2),(3)	BGP Holdings PLC	–	–
353,358		BHP Billiton Ltd.	7,166,027	0.4
60,321		BlueScope Steel Ltd.	521,084	0.0
125,796		Boral Ltd.	670,735	0.0
176,711		Brambles Ltd.	1,250,768	0.1
28,746		Caltex Australia Ltd.	725,302	0.0
61,437		Challenger Ltd.	602,222	0.0
10,450		CIMIC Group Ltd.	363,155	0.0
62,952		Coca-Cola Amatil Ltd.	382,122	0.0
6,725		Cochlear Ltd.	841,192	0.1
190,688		Commonwealth Bank of Australia	11,291,256	0.7
51,874		Computershare Ltd.	590,184	0.0
39,938		Crown Resorts Ltd.	355,122	0.0
50,356		CSL Ltd.	5,301,137	0.3
110,590		Dexus	825,268	0.1
6,532	(1)	Domino's Pizza Enterprises Ltd.	235,336	0.0
6,161		Flight Centre Travel Group Ltd.	218,051	0.0
175,032		Fortescue Metals Group Ltd.	708,835	0.0
200,939		Goodman Group	1,300,993	0.1
205,653		GPT Group	801,365	0.1
55,445	(1)	Harvey Norman Holdings Ltd.	169,121	0.0
184,859		Healthscope Ltd.	242,669	0.0
181,883		Incitec Pivot Ltd.	515,297	0.0
261,453		Insurance Australia Group Ltd.	1,309,458	0.1
60,236		Lend Lease Corp., Ltd.	848,680	0.1
33,859		Macquarie Group Ltd.	2,424,170	0.2
304,566		Medibank Pvt Ltd.	698,791	0.0
423,224		Mirvac Group	761,332	0.0
296,850		National Australia Bank Ltd.	7,359,774	0.4
85,457		Newcrest Mining Ltd.	1,406,602	0.1
152,078		Oil Search Ltd.	839,055	0.1
41,420		Orica Ltd.	644,741	0.0
194,874	(3)	Origin Energy Ltd.	1,147,663	0.1
56,268		Qantas Airways Ltd.	257,726	0.0
150,004		QBE Insurance Group Ltd.	1,182,566	0.1
15,767		Ramsay Health Care Ltd.	771,467	0.0
5,982		REA Group Ltd.	315,094	0.0
46,698		Rio Tinto Ltd.	2,447,672	0.2
203,653	(3)	Santos Ltd.	645,806	0.0
590,542		Scentre Group	1,822,957	0.1
38,851		Seek Ltd.	507,283	0.0
42,353		Sonic Healthcare Ltd.	695,980	0.0
339,189		South32 Ltd.	877,484	0.1
242,587		South32 Ltd. - GBP	627,879	0.0
271,325		Stockland	916,290	0.1
139,721		Suncorp Group Ltd.	1,434,661	0.1
125,804		Sydney Airport	702,556	0.0
87,959		Tabcorp Holdings Ltd.	294,852	0.0
154,775		Tatts Group Ltd.	484,213	0.0
465,121		Telstra Corp., Ltd.	1,274,180	0.1
41,333	(1)	TPG Telecom Ltd.	158,229	0.0
224,326		Transurban Group - Stapled Security	2,094,823	0.1
83,009		Treasury Wine Estates Ltd.	892,991	0.1
370,245		Vicinity Centres	773,312	0.1
125,495		Wesfarmers Ltd.	4,074,012	0.2
217,573		Westfield Corp.	1,339,613	0.1
371,774		Westpac Banking Corp.	9,351,429	0.6
83,524		Woodside Petroleum Ltd.	1,912,540	0.1
141,884		Woolworths Ltd.	2,809,839	0.2
			108,016,969	6.5

		Austria: 0.2%
8,860		Andritz AG	512,053	0.0
32,572	(3)	Erste Group Bank AG	1,407,268	0.1
15,943	(3)	OMV AG	929,475	0.1
14,998	(3)	Raiffeisen International Bank Holding AG	502,692	0.0
12,031		Voestalpine AG	613,494	0.0
			3,964,982	0.2

		Belgium: 1.1%
21,565		Ageas	1,014,276	0.1
84,490		Anheuser-Busch InBev SA/NV	10,099,644	0.6
16,487		Proximus SADP	568,368	0.0
7,534	(1)	Colruyt S.A.	386,025	0.0
8,628		Groupe Bruxelles Lambert S.A.	908,197	0.1
27,720		KBC Group NV	2,351,750	0.1
8,188		Solvay S.A.	1,224,088	0.1
6,246	(3)	Telenet Group Holding NV	413,440	0.0
14,060		UCB S.A.	1,002,025	0.1
10,761		Umicore	890,852	0.0
			18,858,665	1.1

		China: 0.1%
408,417		BOC Hong Kong Holdings Ltd.	1,989,398	0.1

		Denmark: 1.8%
428		AP Moller - Maersk A/S - Class A	787,933	0.0
695		AP Moller - Maersk A/S - Class B	1,323,324	0.1
11,819		Carlsberg A/S	1,296,945	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
10,817		Chr Hansen Holding A/S	$928,559	0.1
13,278		Coloplast A/S	1,079,582	0.1
78,712		Danske Bank A/S	3,154,273	0.2
17,769	(4)	DONG Energy A/S	1,018,560	0.1
21,721		DSV A/S	1,645,496	0.1
6,273	(3)	Genmab A/S	1,387,241	0.1
7,411		H Lundbeck A/S	428,445	0.0
17,806		ISS A/S	717,870	0.0
204,544		Novo Nordisk A/S	9,834,216	0.6
25,968		Novozymes A/S	1,333,915	0.1
12,171		Pandora A/S	1,203,374	0.1
92,066		TDC A/S	539,927	0.0
11,624		Tryg A/S	268,762	0.0
24,388		Vestas Wind Systems A/S	2,192,135	0.1
12,043	(3)	William Demant Holding A/S	318,400	0.0
			29,458,957	1.8

		Finland: 1.0%
16,889		Elisa OYJ	727,566	0.0
47,192		Fortum OYJ	942,984	0.1
37,108		Kone OYJ	1,967,058	0.1
12,339		Metso OYJ	452,846	0.0
14,241		Neste Oyj	622,392	0.0
477,274		Nokia OYJ - Finland	2,867,686	0.2
172,697		Nokia OYJ - France	1,034,054	0.1
12,266		Nokian Renkaat OYJ	545,803	0.0
11,161		Orion Oyj	518,227	0.0
49,765		Sampo OYJ	2,633,770	0.2
58,660		Stora Enso OYJ (Euro Denominated Security)	829,751	0.1
58,314		UPM-Kymmene OYJ	1,582,115	0.1
16,230		Wartsila OYJ	1,149,010	0.1
			15,873,262	1.0

		France: 9.7%
19,953		Accor S.A.	992,327	0.1
3,211	(3)	Aeroports de Paris	519,072	0.0
43,497		Air Liquide SA	5,800,541	0.4
17,996		Alstom SA	764,612	0.1
7,451	(3)	Arkema SA	914,246	0.1
9,829	(3)	Atos SE	1,524,548	0.1
215,863		AXA S.A.	6,525,963	0.4
124,613		BNP Paribas	10,053,195	0.6
93,619		Bollore Investissement	468,148	0.0
22,950		Bouygues	1,089,451	0.1
29,468	(3)	Bureau Veritas SA	760,487	0.1
17,937		Cap Gemini SA	2,102,646	0.1
62,331		Carrefour S.A.	1,258,288	0.1
5,716		Casino Guichard Perrachon S.A.	338,999	0.0
55,502		Cie de Saint-Gobain	3,306,794	0.2
19,618		Cie Generale des Etablissements Michelin	2,862,281	0.2
17,592	(3)	CNP Assurances	412,411	0.0
124,129		Credit Agricole SA	2,259,646	0.1
247		Dassault Aviation SA	399,670	0.0
14,200		Dassault Systemes SE	1,436,645	0.1
23,374		Edenred	635,413	0.0
6,966	(3)	Eiffage SA	721,419	0.1
58,338	(1)	Electricite de France SA	708,531	0.0
201,554	(1)	Engie SA	3,422,652	0.2
23,023		Essilor International SA	2,853,398	0.2
4,977		Eurazeo SA	444,853	0.0
1,211	(3)	Eurofins Scientific SE	766,197	0.1
19,577	(3)	Eutelsat Communications	579,529	0.0
3,587	(3)	Fonciere Des Regions	372,670	0.0
5,018	(3)	Gecina S.A.	814,151	0.1
65,822		Danone	5,169,883	0.3
51,728		Groupe Eurotunnel S.A.	623,597	0.0
3,399		Hermes International	1,714,884	0.1
3,922	(3)	Icade	349,903	0.0
2,946		Iliad SA	783,053	0.1
3,926	(3)	Imerys SA	354,733	0.0
6,149	(3)	Ingenico Group SA	582,944	0.0
3,711	(3)	Ipsen SA	493,758	0.0
8,031		JC Decaux SA	301,091	0.0
24,150		Klepierre	948,523	0.1
13,781		Lagardere SCA	461,666	0.0
29,259		Legrand S.A.	2,111,612	0.1
28,229		L'Oreal S.A.	5,985,746	0.4
31,016		LVMH Moet Hennessy Louis Vuitton SE	8,573,929	0.5
101,393	(3)	Natixis SA	811,438	0.1
222,093		Orange SA	3,636,518	0.2
23,510		Pernod Ricard SA	3,252,222	0.2
53,135		Peugeot S.A.	1,264,881	0.1
8,392		Kering	3,343,082	0.2
20,939		Publicis Groupe	1,464,824	0.1
2,544		Remy Cointreau SA	301,359	0.0
20,121		Renault S.A.	1,977,026	0.1
33,276	(3)	Rexel SA	575,660	0.0
34,782		Safran S.A.	3,554,322	0.2
125,667		Sanofi	12,509,662	0.8
62,879		Schneider Electric SE	5,475,539	0.3
17,282		SCOR SE	724,785	0.1
2,395		SEB SA	439,531	0.0
3,193	(3)	Societe BIC S.A.	382,744	0.0
85,631		Societe Generale	5,018,068	0.3
10,170		Sodexo SA	1,267,794	0.1
37,448		Suez	683,755	0.0
11,775	(3)	Thales S.A.	1,333,516	0.1
255,221		Total S.A.	13,703,874	0.8
10,994		Unibail-Rodamco SE	2,675,295	0.2
26,388		Valeo SA	1,958,000	0.1
53,146		Veolia Environnement	1,228,090	0.1
56,618		Vinci S.A.	5,379,422	0.3
116,561		Vivendi SA	2,952,918	0.2
3,210		Wendel	519,998	0.0
21,805	(3)	Zodiac Aerospace	630,409	0.0
			160,628,837	9.7

		Germany: 8.9%
20,838		Adidas AG	4,719,090	0.3
50,643		Allianz SE	11,373,686	0.7
4,216		Axel Springer AG	271,159	0.0
101,424		BASF SE	10,805,271	0.7
91,468		Bayer AG	12,494,765	0.8
37,012		Bayerische Motoren Werke AG	3,756,483	0.2
11,166		Beiersdorf AG	1,202,190	0.1
17,114		Brenntag AG	954,029	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
115,757	(3)	Commerzbank AG	$1,578,626	0.1
12,289		Continental AG	3,121,009	0.2
12,304	(4)	Covestro AG	1,058,762	0.1
106,419		Daimler AG	8,494,851	0.5
229,467		Deutsche Bank AG	3,972,222	0.2
21,308		Deutsche Boerse AG	2,313,407	0.1
26,893		Deutsche Lufthansa AG	747,860	0.0
108,121		Deutsche Post AG	4,819,392	0.3
363,642		Deutsche Telekom AG	6,790,726	0.4
38,401		Deutsche Wohnen AG	1,631,976	0.1
243,559		E.ON AG	2,761,076	0.2
18,108		Evonik Industries AG	647,404	0.0
4,288		Fraport AG Frankfurt Airport Services Worldwide	407,558	0.0
45,744		Fresenius SE & Co. KGaA	3,699,294	0.2
23,731		Fresenius Medical Care AG & Co. KGaA	2,320,080	0.1
19,924		GEA Group AG	907,005	0.1
6,478		Hannover Rueck SE	781,293	0.1
16,242		HeidelbergCement AG	1,671,449	0.1
11,432		Henkel AG & Co. KGaA	1,392,078	0.1
2,221		Hochtief AG	375,132	0.0
7,317		Hugo Boss AG	645,628	0.0
125,171	(3)	Infineon Technologies AG	3,155,844	0.2
15,504	(4)	Innogy SE	690,687	0.0
21,319		K+S AG	581,159	0.0
6,699		KION Group AG	641,729	0.0
10,102		Lanxess	797,763	0.1
20,709		Linde AG	4,306,369	0.3
3,656		MAN SE	412,703	0.0
14,270		Merck KGaA	1,589,287	0.1
19,808	(3)	Metro Wholesale & Food Specialist AG	418,705	0.0
17,356		Muenchener Rueckversicherungs-Gesellschaft AG	3,714,615	0.2
9,710	(3)	Osram Licht AG	775,528	0.1
25,796		ProSiebenSat.1 Media SE	880,282	0.1
56,164	(3)	RWE AG	1,277,721	0.1
109,375		SAP SE	11,992,383	0.7
84,521	(3)	Siemens AG	11,926,642	0.7
13,572		Symrise AG	1,031,807	0.1
80,562		Telefonica Deutschland Holding AG	452,727	0.0
47,826	(3)	ThyssenKrupp AG	1,420,418	0.1
50,449		TUI AG	856,083	0.1
14,023		United Internet AG	874,089	0.1
3,477		Volkswagen AG	588,129	0.0
51,949	(3)	Vonovia SE	2,212,379	0.1
11,226	(3),(4)	Zalando SE	563,460	0.0
			146,874,010	8.9

		Hong Kong: 3.1%
1,331,699		AIA Group Ltd.	9,858,969	0.6
28,700		ASM Pacific Technology Ltd.	414,564	0.0
134,552		Bank of East Asia Ltd.	583,227	0.0
291,699		CK Asset Holdings Ltd.	2,424,991	0.2
297,699		CK Hutchison Holdings Ltd.	3,813,015	0.2
73,402		CK Infrastructure Holdings Ltd.	632,804	0.0
180,365		CLP Holdings Ltd.	1,851,739	0.1
251,541		First Pacific Co.	201,109	0.0
261,159		Galaxy Entertainment Group Ltd.	1,846,251	0.1
91,000		Hang Lung Group Ltd.	327,700	0.0
233,823		Hang Lung Properties Ltd.	556,691	0.0
83,936		Hang Seng Bank Ltd.	2,052,038	0.1
135,554		Henderson Land Development Co., Ltd.	901,622	0.1
294,000	(4)	HK Electric Investments & HK Electric Investments Ltd.	268,294	0.0
418,867		HKT Trust / HKT Ltd.	508,865	0.0
933,677		Hong Kong & China Gas	1,759,355	0.1
128,688		Hong Kong Exchanges and Clearing Ltd.	3,475,617	0.2
153,845		Power Assets Holdings Ltd.	1,335,388	0.1
127,433		Hongkong Land Holdings Ltd. - HKHGF	918,876	0.1
76,644		Hysan Development Co., Ltd.	361,611	0.0
61,180	(3)	I-CABLE Communications Ltd.	2,010	0.0
24,004		Jardine Matheson Holdings Ltd.	1,522,431	0.1
24,600		Jardine Strategic Holdings Ltd	1,063,972	0.1
82,060		Kerry Properties Ltd.	340,841	0.0
668,194		Li & Fung Ltd.	335,921	0.0
246,532		Link REIT	2,004,791	0.1
25,815		Melco Resorts & Entertainment Ltd ADR	622,658	0.1
157,644		MTR Corp.	923,040	0.1
606,094		New World Development Ltd.	874,547	0.1
159,660		NWS Holdings Ltd.	312,083	0.0
408,000		PCCW Ltd.	221,458	0.0
151,385		Shangri-La Asia Ltd.	280,982	0.0
342,626		Sino Land Co.	604,046	0.0
159,471		Sun Hung Kai Properties Ltd.	2,597,822	0.2
55,620		Swire Pacific Ltd.	541,489	0.0
135,425		Swire Properties Ltd.	459,919	0.0
154,500		Techtronic Industries Co., Ltd.	827,052	0.1
889,500	(4)	WH Group Ltd.	947,320	0.1
135,857		Wharf Holdings Ltd.	1,215,401	0.1
92,504		Wheelock & Co., Ltd.	652,976	0.1
81,449		Yue Yuen Industrial Holdings	310,770	0.0
			50,754,255	3.1

		Ireland: 0.4%
102,169	(3)	Bank of Ireland Group PLC	836,817	0.0
32,992		CRH PLC - Dublin	1,255,132	0.1
9,808		DCC PLC	952,371	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
49,572		James Hardie Industries SE	$691,900	0.0
7,297		Kerry Group PLC - KYG	700,241	0.0
10,633		Kerry Group PLC - KYGA	1,028,127	0.1
9,080		Paddy Power Betfair PLC	905,961	0.1
2,200	(3)	Ryanair Holdings PLC ADR	231,924	0.0
			6,602,473	0.4

		Israel: 0.5%
3,895		Azrieli Group Ltd.	216,631	0.0
121,803		Bank Hapoalim BM	852,332	0.1
168,103		Bank Leumi Le-Israel BM	893,387	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	349,839	0.1
14,503	(3)	Check Point Software Technologies	1,653,632	0.1
2,247		Elbit Systems Ltd.	330,357	0.0
3,755		Frutarom Industries Ltd.	288,838	0.0
56,651		Israel Chemicals Ltd.	252,212	0.0
11,433		Mizrahi Tefahot Bank Ltd.	205,045	0.0
7,313		Nice Ltd.	592,357	0.0
1,564	(3)	Taro Pharmaceuticals Industries	176,247	0.0
101,291		Teva Pharmaceutical Industries Ltd. ADR	1,782,722	0.1
			7,593,599	0.5

		Italy: 2.1%
134,443		Assicurazioni Generali S.p.A.	2,507,522	0.2
47,654		Atlantia S.p.A	1,505,746	0.1
879,752		Enel S.p.A.	5,299,871	0.3
283,790	(1)	ENI S.p.A.	4,700,020	0.3
13,779		Ferrari NV	1,524,615	0.1
45,220		Leonardo SpA	847,876	0.1
5,641	(3)	GEDI Gruppo Editoriale SpA	5,001	0.0
1,418,131		Intesa Sanpaolo SpA - ISP	5,020,596	0.3
91,434		Intesa Sanpaolo SpA - ISPR	302,980	0.0
18,864		Luxottica Group S.p.A.	1,055,615	0.1
60,655		Mediobanca S.p.A.	651,821	0.0
57,041	(4)	Poste Italiane SpA	420,205	0.0
21,948		Prysmian S.p.A.	741,561	0.0
10,260		Recordati S.p.A.	473,463	0.0
68,055	(3)	Saipem SpA	293,907	0.0
271,953		Snam SpA	1,310,548	0.1
1,227,210	(3)	Telecom Italia S.p.A. - TIT	1,151,161	0.1
679,976		Telecom Italia S.p.A. - TITR	511,765	0.0
168,822		Terna Rete Elettrica Nazionale SpA	986,432	0.1
219,836	(3)	UniCredit SpA	4,691,206	0.3
122,637		UnipolSai Assicurazioni SpA	286,766	0.0
			34,288,677	2.1

		Japan: 22.3%
3,200		ABC-Mart, Inc.	169,032	0.0
44,443	(3)	Acom Co., Ltd.	172,435	0.0
69,880		Aeon Co., Ltd.	1,032,864	0.1
13,498	(1)	AEON Financial Service Co., Ltd.	282,376	0.0
13,842		Aeon Mall Co., Ltd.	246,407	0.0
18,543		Air Water, Inc.	342,391	0.0
20,011		Aisin Seiki Co., Ltd.	1,055,034	0.1
60,028		Ajinomoto Co., Inc.	1,171,425	0.1
21,468		Alfresa Holdings Corp.	393,301	0.0
13,289		ANA Holdings, Inc.	503,374	0.0
20,800	(1)	Alps Electric Co., Ltd.	549,718	0.0
37,989		Amada Holdings Co., Ltd.	417,094	0.0
12,768		Aozora Bank Ltd.	486,123	0.0
22,021		Asahi Glass Co., Ltd.	817,928	0.1
42,358		Asahi Group Holdings, Ltd.	1,712,902	0.1
140,653		Asahi Kasei Corp.	1,733,193	0.1
17,249		Asics Corp.	257,262	0.0
226,820		Astellas Pharma, Inc.	2,886,862	0.2
6,911	(1)	Bank of Kyoto Ltd.	351,771	0.0
7,937		Benesse Holdings, Inc.	286,359	0.0
72,143		Bridgestone Corp.	3,275,561	0.2
26,286		Brother Industries Ltd.	612,879	0.0
9,301		Calbee, Inc.	326,664	0.0
117,893		Canon, Inc.	4,034,415	0.3
22,087	(1)	Casio Computer Co., Ltd.	311,549	0.0
15,928		Central Japan Railway Co.	2,795,201	0.2
76,266		Chiba Bank Ltd.	546,180	0.0
72,042		Chubu Electric Power Co., Inc.	895,326	0.1
24,506		Chugai Pharmaceutical Co., Ltd.	1,018,375	0.1
20,006		Chugoku Bank Ltd.	274,387	0.0
32,572	(1)	Chugoku Electric Power Co., Inc.	346,019	0.0
13,900		Coca-Cola Bottlers Japan, Inc.	450,216	0.0
127,909		Concordia Financial Group Ltd.	632,634	0.0
17,324		Credit Saison Co., Ltd.	359,466	0.0
11,700	(1),(3)	CYBERDYNE, Inc.	156,033	0.0
30,874		Dai Nippon Printing Co., Ltd.	740,401	0.1
30,884		Daicel Corp.	372,391	0.0
119,183		Dai-ichi Life Holdings, Inc.	2,137,855	0.1
63,093		Daiichi Sankyo Co., Ltd.	1,423,801	0.1
26,098		Daikin Industries Ltd.	2,643,010	0.2
18,109	(1)	Sumitomo Dainippon Pharma Co. Ltd.	235,908	0.0
7,881		Daito Trust Construction Co., Ltd.	1,435,781	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
63,054		Daiwa House Industry Co., Ltd.	$2,178,045	0.1
153		Daiwa House REIT Investment Corp.	366,209	0.0
182,121		Daiwa Securities Group, Inc.	1,032,410	0.1
11,200		Dena Co., Ltd.	251,218	0.0
52,567		Denso Corp.	2,660,436	0.2
23,903		Dentsu, Inc.	1,050,014	0.1
2,900		Disco Corp.	591,035	0.0
13,642		Don Quijote Holdings Co. Ltd.	509,906	0.0
36,533		East Japan Railway Co.	3,372,301	0.2
27,479		Eisai Co., Ltd.	1,411,125	0.1
16,742		Electric Power Development Co., Ltd.	420,573	0.0
9,038		FamilyMart UNY Holdings Co., Ltd.	476,139	0.0
21,293		Fanuc Ltd.	4,317,233	0.3
5,842		Fast Retailing Co., Ltd.	1,723,127	0.1
62,617		Fuji Electric Holdings Co., Ltd.	347,442	0.0
67,635		Subaru Corp.	2,439,401	0.2
45,660		Fuji Film Holdings Corp.	1,773,953	0.1
212,135		Fujitsu Ltd.	1,578,824	0.1
85,719		Fukuoka Financial Group, Inc.	396,509	0.0
44,147		Hachijuni Bank Ltd.	276,224	0.0
20,000		Hakuhodo DY Holdings, Inc.	263,329	0.0
16,442		Hamamatsu Photonics KK	497,394	0.0
27,157		Hankyu Hanshin Holdings, Inc.	1,031,044	0.1
2,100		Hikari Tsushin, Inc.	263,451	0.0
29,232		Hino Motors Ltd.	357,713	0.0
3,680		Hirose Electric Co., Ltd.	518,174	0.0
25,000		Hiroshima Bank Ltd.	202,697	0.0
6,429		Hisamitsu Pharmaceutical Co., Inc.	308,958	0.0
12,000		Hitachi Chemical Co., Ltd.	329,288	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	367,779	0.0
7,200		Hitachi High-Technologies Corp.	261,495	0.0
535,956		Hitachi Ltd.	3,778,947	0.2
23,510		Hitachi Metals Ltd.	327,631	0.0
183,842		Honda Motor Co., Ltd.	5,430,790	0.3
5,400		Hoshizaki Corp.	474,353	0.0
43,637		Hoya Corp.	2,359,838	0.2
14,844		Idemitsu Kosan Co., Ltd.	419,519	0.0
16,742		IHI Corp.	583,604	0.0
16,091		Iida Group Holdings Co. Ltd.	287,050	0.0
105,016		Inpex Corp.	1,118,712	0.1
38,166	(1)	Isetan Mitsukoshi Holdings Ltd.	398,827	0.0
62,468		Isuzu Motors Ltd.	828,256	0.1
166,416		Itochu Corp.	2,726,690	0.2
27,152		J Front Retailing Co., Ltd.	375,411	0.0
13,078		Japan Airlines Co. Ltd.	442,708	0.0
4,600	(1)	Japan Airport Terminal Co., Ltd.	163,897	0.0
44,300		Japan Post Bank Co. Ltd.	547,479	0.0
173,600	(1)	Japan Post Holdings Co. Ltd.	2,050,987	0.1
96		Japan Prime Realty Investment Corp.	320,782	0.0
143		Japan Real Estate Investment Corp.	687,562	0.1
289		Japan Retail Fund Investment Corp.	518,594	0.0
121,502		Japan Tobacco, Inc.	3,981,738	0.3
58,002		JFE Holdings, Inc.	1,134,508	0.1
23,039		JGC Corp.	373,106	0.0
29,292		LIXIL Group Corp.	777,881	0.1
22,035		JSR Corp.	418,972	0.0
24,565		JTEKT Corp.	340,045	0.0
341,664		JX Holdings, Inc.	1,761,695	0.1
98,909		Kajima Corp.	983,098	0.1
15,323	(1)	Kakaku.com, Inc.	195,485	0.0
13,260		Kamigumi Co., Ltd.	307,203	0.0
28,000		Kaneka Corp.	217,560	0.0
77,662		Kansai Electric Power Co., Inc.	994,034	0.1
24,053	(1)	Kansai Paint Co., Ltd.	605,916	0.0
55,075		Kao Corp.	3,242,450	0.2
15,353		Kawasaki Heavy Industries Ltd.	509,060	0.0
198,901		KDDI Corp.	5,243,026	0.3
10,000	(1)	Keihan Holdings Co., Ltd.	292,888	0.0
26,108	(1)	Keikyu Corp.	529,463	0.0
13,268	(1)	Keio Corp.	546,878	0.0
15,898		Keisei Electric Railway Co., Ltd.	439,855	0.0
10,844		Keyence Corp.	5,767,575	0.4
16,834	(1)	Kikkoman Corp.	517,240	0.0
20,697		Kintetsu Group Holdings Co., Ltd.	769,966	0.1
90,456		Kirin Holdings Co., Ltd.	2,125,164	0.1
35,376		Kobe Steel Ltd.	405,135	0.0
12,200		Koito Manufacturing Co., Ltd.	766,101	0.1
101,983		Komatsu Ltd.	2,887,855	0.2
10,866		Konami Holdings Corp.	523,125	0.0
49,323	(1)	Konica Minolta, Inc.	405,247	0.0
3,200		Kose Corp.	366,791	0.0
117,822		Kubota Corp.	2,143,263	0.1
40,567		Kuraray Co., Ltd.	759,000	0.1
11,348		Kurita Water Industries, Ltd.	327,959	0.0
35,594		Kyocera Corp.	2,209,172	0.1
28,614		Kyowa Hakko Kirin Co., Ltd.	487,552	0.0
47,860	(1)	Kyushu Electric Power Co., Inc.	508,440	0.0
35,700		Kyushu Financial Group, Inc.	219,781	0.0
15,400		Kyushu Railway Co.	458,118	0.0
5,564		Lawson, Inc.	368,446	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,400	(1),(3)	LINE Corp.	$159,120	0.0
26,000		Lion Corp.	475,070	0.0
22,100		M3, Inc.	630,102	0.0
5,100		Mabuchi Motor Co., Ltd.	255,507	0.0
25,008		Makita Corp.	1,009,341	0.1
181,056		Marubeni Corp.	1,237,735	0.1
23,819	(1)	Marui Group Co., Ltd.	340,975	0.0
5,500		Maruichi Steel Tube Ltd.	160,124	0.0
63,366		Mazda Motor Corp.	970,762	0.1
6,300		McDonald's Holdings Co. Japan Ltd.	278,723	0.0
100,262		Mebuki Financial Group, Inc.	387,932	0.0
17,800		Medipal Holdings Corp.	309,353	0.0
12,788		MEIJI Holdings Co., Ltd.	1,012,662	0.1
40,800		Minebea Co., Ltd.	639,019	0.1
5,532		Miraca Holdings, Inc.	257,537	0.0
29,300		Misumi Group, Inc.	772,262	0.1
167,993		Mitsubishi Corp.	3,908,497	0.2
214,061		Mitsubishi Electric Corp.	3,348,633	0.2
139,327		Mitsubishi Estate Co., Ltd.	2,421,418	0.2
35,619		Mitsubishi Heavy Industries Ltd.	1,408,356	0.1
73,415		Mitsubishi Motors Corp.	581,252	0.0
1,332,606		Mitsubishi UFJ Financial Group, Inc.	8,664,386	0.5
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	288,504	0.0
148,648		Mitsubishi Chemical Holdings Corp.	1,417,206	0.1
21,939		Mitsubishi Gas Chemical Co., Inc.	514,766	0.0
12,651		Mitsubishi Materials Corp.	438,194	0.0
25,413		Mitsubishi Tanabe Pharma Corp.	583,407	0.0
187,901		Mitsui & Co., Ltd.	2,779,228	0.2
21,014		Mitsui Chemicals, Inc.	639,192	0.1
98,619		Mitsui Fudosan Co., Ltd.	2,138,358	0.1
12,493		Mitsui OSK Lines Ltd.	379,085	0.0
53,054		MS&AD Insurance Group Holdings, Inc.	1,709,739	0.1
4,900		Mixi, Inc.	236,650	0.0
2,671,161		Mizuho Financial Group, Inc.	4,682,651	0.3
21,248		Murata Manufacturing Co., Ltd.	3,128,094	0.2
12,521		Nabtesco Corp.	465,866	0.0
20,200		Nagoya Railroad Co., Ltd.	434,980	0.0
21,693		Namco Bandai Holdings, Inc.	745,259	0.1
28,620		NEC Corp.	776,388	0.1
19,600	(3)	Nexon Co. Ltd.	512,389	0.0
28,769		NGK Insulators Ltd.	539,027	0.0
19,685	(1)	NGK Spark Plug Co., Ltd.	419,223	0.0
26,392		Nidec Corp.	3,244,392	0.2
38,269		Nikon Corp.	663,636	0.1
12,594		Nintendo Co., Ltd.	4,643,828	0.3
175		Nippon Prologis REIT, Inc.	368,856	0.0
152		Nippon Building Fund, Inc.	757,805	0.1
9,082		Nippon Electric Glass Co., Ltd.	352,055	0.0
9,322		Nippon Express Co., Ltd.	607,721	0.0
19,419		NH Foods Ltd.	533,710	0.0
17,817		Nippon Paint Holdings Co., Ltd.	606,123	0.0
85,380		Nippon Steel & Sumitomo Metal Corp.	1,963,194	0.1
76,698		Nippon Telegraph & Telephone Corp.	3,514,358	0.2
17,803	(3)	Nippon Yusen KK	370,475	0.0
12,800		Nissan Chemical Industries Ltd.	450,456	0.0
257,392	(1)	Nissan Motor Co., Ltd.	2,549,886	0.2
22,867		Nisshin Seifun Group, Inc.	382,791	0.0
6,917		Nissin Food Products Co., Ltd.	420,280	0.0
8,806		Nitori Co., Ltd.	1,259,362	0.1
18,342		Nitto Denko Corp.	1,529,931	0.1
39,313		Sompo Holdings, Inc.	1,532,005	0.1
9,800		NOK Corp.	219,222	0.0
402,026		Nomura Holdings, Inc.	2,255,764	0.1
13,445		Nomura Real Estate Holdings, Inc.	286,810	0.0
15,156		Nomura Research Institute Ltd.	591,888	0.0
432		Nomura Real Estate Master Fund, Inc.	561,667	0.0
42,649		NSK Ltd.	575,808	0.0
70,920		NTT Data Corp.	758,919	0.1
149,054		NTT DoCoMo, Inc.	3,406,895	0.2
73,115		Obayashi Corp.	876,974	0.1
6,300		Obic Co., Ltd.	396,645	0.0
32,827		Odakyu Electric Railway Co., Ltd.	622,894	0.0
90,826		OJI Paper Co., Ltd.	490,422	0.0
32,257		Olympus Corp.	1,093,065	0.1
21,523		Omron Corp.	1,097,510	0.1
45,890		Ono Pharmaceutical Co., Ltd.	1,041,634	0.1
3,700		Oracle Corp. Japan	290,827	0.0
24,080		Oriental Land Co., Ltd.	1,835,852	0.1
146,063		ORIX Corp.	2,358,074	0.2
42,765		Osaka Gas Co., Ltd.	794,849	0.1
59,114		Osaka Securities Exchange Co. Ltd.	1,047,148	0.1
5,861		Otsuka Corp.	375,898	0.0
43,446		Otsuka Holdings Co. Ltd.	1,727,482	0.1
244,631		Panasonic Corp.	3,550,080	0.2
11,799		Park24 Co., Ltd.	287,338	0.0
9,600		Pola Orbis Holdings, Inc.	290,282	0.0
103,070		Rakuten, Inc.	1,125,292	0.1
121,800		Recruit Holdings Co. Ltd.	2,637,393	0.2
51,700	(3)	Renesas Electronics Corp.	563,452	0.0
245,813		Resona Holdings, Inc.	1,263,824	0.1
74,832		Ricoh Co., Ltd.	727,678	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,866		Rinnai Corp.	$331,158	0.0
10,250		Rohm Co., Ltd.	879,540	0.1
2,600		Ryohin Keikaku Co., Ltd.	766,433	0.1
5,288		Sankyo Co., Ltd.	168,732	0.0
42,045		Santen Pharmaceutical Co., Ltd.	663,383	0.1
23,770		SBI Holdings, Inc.	358,476	0.0
23,106		Secom Co., Ltd.	1,682,684	0.1
20,010		Sega Sammy Holdings, Inc.	279,712	0.0
17,600		Seibu Holdings, Inc.	300,626	0.0
31,416	(1)	Seiko Epson Corp.	760,767	0.1
45,719		Sekisui Chemical Co., Ltd.	900,738	0.1
65,685		Sekisui House Ltd.	1,107,169	0.1
82,571		Seven & I Holdings Co., Ltd.	3,190,087	0.2
67,807	(1)	Seven Bank Ltd.	245,035	0.0
16,600	(1),(3)	Sharp Corp.	502,045	0.0
26,172		Shimadzu Corp.	516,208	0.0
2,661		Shimamura Co., Ltd.	319,200	0.0
8,255		Shimano, Inc.	1,099,725	0.1
63,692		Shimizu Corp.	706,305	0.1
43,189		Shin-Etsu Chemical Co., Ltd.	3,865,413	0.2
18,894		Shinsei Bank Ltd.	302,807	0.0
33,232		Shionogi & Co., Ltd.	1,816,690	0.1
42,062		Shiseido Co., Ltd.	1,683,412	0.1
57,181		Shizuoka Bank Ltd.	514,609	0.0
30,364		Hulic Co. Ltd.	297,733	0.0
22,519		Showa Shell Sekiyu KK	259,598	0.0
6,336		SMC Corp.	2,238,898	0.1
91,146		SoftBank Group Corp.	7,391,603	0.5
7,400		Sohgo Security Services Co., Ltd.	339,683	0.0
139,870		Sony Corp.	5,218,363	0.3
18,698		Sony Financial Holdings, Inc.	306,826	0.0
16,988		Stanley Electric Co., Ltd.	582,664	0.0
20,000		Start Today Co. Ltd.	633,803	0.1
171,171		Sumitomo Chemical Co., Ltd.	1,070,856	0.1
129,455		Sumitomo Corp.	1,863,816	0.1
83,333		Sumitomo Electric Industries Ltd.	1,362,331	0.1
12,796		Sumitomo Heavy Industries	513,620	0.0
27,780		Sumitomo Metal Mining Co., Ltd.	894,330	0.1
148,651		Sumitomo Mitsui Financial Group, Inc.	5,714,023	0.4
36,885		Sumitomo Mitsui Trust Holdings, Inc.	1,332,386	0.1
39,496		Sumitomo Realty & Development Co., Ltd.	1,194,963	0.1
19,059		Sumitomo Rubber Industries, Inc.	349,812	0.0
7,600		Sundrug Co., Ltd.	314,939	0.0
15,234		Suntory Beverage & Food Ltd.	677,629	0.1
20,261		Suruga Bank Ltd.	437,227	0.0
9,317		Suzuken Co., Ltd.	331,381	0.0
38,444		Suzuki Motor Corp.	2,017,737	0.1
17,338		Sysmex Corp.	1,107,742	0.1
61,411		T&D Holdings, Inc.	890,912	0.1
13,700		Taiheiyo Cement Corp.	529,288	0.0
22,961		Taisei Corp.	1,204,118	0.1
3,600		Taisho Pharmaceutical Holdings Co. Ltd.	273,543	0.0
14,325	(1)	Taiyo Nippon Sanso Corp.	169,770	0.0
33,689		Takashimaya Co., Ltd.	315,532	0.0
78,762		Takeda Pharmaceutical Co., Ltd.	4,355,219	0.3
13,312		TDK Corp.	904,592	0.1
21,101		Teijin Ltd.	416,299	0.0
36,264		Terumo Corp.	1,426,382	0.1
13,878		THK Co., Ltd.	473,360	0.0
21,985		Tobu Railway Co., Ltd.	604,063	0.0
12,900		Toho Co., Ltd.	450,443	0.0
7,400		Toho Gas Co., Ltd.	216,721	0.0
50,813		Tohoku Electric Power Co., Inc.	646,565	0.1
74,488		Tokio Marine Holdings, Inc.	2,915,268	0.2
158,166	(3)	Tokyo Electric Power Co., Inc.	638,956	0.1
17,565		Tokyo Electron Ltd.	2,704,116	0.2
44,672		Tokyo Gas Co., Ltd.	1,093,952	0.1
23,211		Tokyo Tatemono Co., Ltd.	296,910	0.0
58,194		Tokyu Corp.	824,188	0.1
58,735		Tokyu Fudosan Holdings Corp.	354,520	0.0
63,432		Toppan Printing Co., Ltd.	629,262	0.0
160,903		Toray Industries, Inc.	1,561,303	0.1
450,619	(3)	Toshiba Corp.	1,263,604	0.1
30,000		Tosoh Corp.	677,164	0.1
15,634		Toto Ltd.	658,887	0.1
18,185		Toyo Seikan Group Holdings, Ltd.	303,890	0.0
10,388		Toyo Suisan Kaisha Ltd.	381,641	0.0
5,700		Toyoda Gosei Co., Ltd.	134,704	0.0
17,905		Toyota Industries Corp.	1,029,762	0.1
287,658		Toyota Motor Corp.	17,152,596	1.1
24,754		Toyota Tsusho Corp.	813,555	0.1
12,453		Trend Micro, Inc.	613,510	0.0
3,800		Tsuruha Holdings, Inc.	454,350	0.0
44,578		Unicharm Corp.	1,021,076	0.1
319		United Urban Investment Corp.	467,215	0.0
24,926		USS Co., Ltd.	503,081	0.0
18,221		West Japan Railway Co.	1,266,770	0.1
157,844	(1)	Yahoo! Japan Corp.	750,217	0.1
9,885		Yakult Honsha Co., Ltd.	711,356	0.1
72,937	(1)	Yamada Denki Co., Ltd.	398,828	0.0
22,000	(1)	Yamaguchi Financial Group, Inc.	257,648	0.0
18,607		Yamaha Corp.	686,997	0.1
30,904		Yamaha Motor Co., Ltd.	925,114	0.1
38,901		Yamato Holdings Co., Ltd.	785,796	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
13,400		Yamazaki Baking Co., Ltd.	$241,866	0.0
27,442		Yaskawa Electric Corp.	871,000	0.1
24,973		Yokogawa Electric Corp.	425,557	0.0
12,769		Yokohama Rubber Co., Ltd.	263,337	0.0
			367,544,919	22.3

		Luxembourg: 0.2%
71,926	(3)	ArcelorMittal	1,855,414	0.1
4,218		RTL Group SA	319,532	0.0
169		SES S.A. - France	3,697	0.0
40,313	(3)	SES S.A. - Luxembourg	882,525	0.1
52,721		Tenaris S.A.	747,315	0.0
			3,808,483	0.2

		Macau: 0.1%
105,668		MGM China Holdings Ltd.	253,599	0.0
269,602		Sands China Ltd.	1,410,045	0.1
241,365		SJM Holdings Ltd.	221,731	0.0
177,679		Wynn Macau Ltd.	480,530	0.0
			2,365,905	0.1

		Mexico: 0.0%
24,630		Fresnillo PLC	464,084	0.0

		Netherlands: 5.7%
41,451	(4)	ABN AMRO Group NV	1,241,211	0.1
199,276		Aegon NV	1,161,578	0.1
17,140	(3)	AerCap Holdings NV	876,026	0.0
27,699		Akzo Nobel NV	2,554,649	0.2
44,407	(1),(3)	Altice NV	889,729	0.1
15,398	(3)	Altice NV - B	307,429	0.0
41,229		ASML Holding NV	7,045,075	0.4
9,783		Boskalis Westminster NV	341,955	0.0
64,848		Airbus SE	6,173,182	0.4
11,951		EXOR NV	758,464	0.0
8,783		Gemalto NV	392,533	0.0
12,730		Heineken Holding NV	1,195,986	0.1
28,641		Heineken NV	2,834,083	0.2
430,821		ING Groep NV	7,941,001	0.5
19,791		Koninklijke DSM NV	1,620,203	0.1
380,894		Koninklijke KPN NV	1,307,139	0.1
104,785		Koninklijke Philips NV	4,323,402	0.3
142,804		Koninklijke Ahold Delhaize NV	2,668,226	0.2
7,937		Koninklijke Vopak NV	348,067	0.0
34,408		NN Group NV	1,440,874	0.1
37,667	(3)	NXP Semiconductor NV - NXPI - US	4,259,761	0.3
23,896	(3)	QIAGEN NV	755,348	0.0
12,807		Randstad Holdings NV	791,516	0.0
109,425		Relx NV	2,327,838	0.1
486,391		Royal Dutch Shell PLC - Class A	14,699,611	0.9
417,916		Royal Dutch Shell PLC - Class B	12,865,990	0.8
180,662		Unilever NV	10,679,039	0.6
34,040		Wolters Kluwer NV	1,573,152	0.1
			93,373,067	5.7

		New Zealand: 0.2%
104,549		Auckland International Airport Ltd.	486,760	0.1
80,930		Contact Energy Ltd.	321,823	0.0
75,695		Fletcher Building Ltd.	437,495	0.0
56,005		Mercury NZ Ltd.	137,185	0.0
145,412		Meridian Energy Ltd.	298,813	0.0
45,693		Ryman Healthcare Ltd.	306,120	0.0
203,031		Spark New Zealand Ltd.	536,044	0.1
			2,524,240	0.2

		Norway: 0.7%
107,986		DNB ASA	2,180,245	0.1
22,340		Gjensidige Forsikring ASA	389,144	0.0
42,445		Marine Harvest	839,361	0.1
145,417		Norsk Hydro ASA	1,061,076	0.1
89,213		Orkla ASA	915,476	0.1
8,652		Schibsted ASA - Class A	223,047	0.0
9,351		Schibsted ASA - Class B	221,187	0.0
124,790		Statoil ASA	2,508,839	0.1
82,512		Telenor ASA	1,747,981	0.1
19,842		Yara International ASA	889,733	0.1
			10,976,089	0.7

		Portugal: 0.2%
258,039		EDP - Energias de Portugal SA	972,981	0.1
55,157		Galp Energia SGPS SA	978,102	0.1
27,954		Jeronimo Martins SGPS SA	551,780	0.0
			2,502,863	0.2

		Singapore: 1.2%
274,745		Ascendas Real Estate Investment Trust	539,966	0.0
185,800		CapitaLand Commercial Trust	227,201	0.0
298,296		CapitaLand Ltd.	789,256	0.1
294,101		CapitaLand Mall Trust	434,044	0.0
50,981		City Developments Ltd.	427,203	0.0
239,502		ComfortDelgro Corp., Ltd.	368,032	0.0
197,220		DBS Group Holdings Ltd.	3,036,018	0.2
692,212		Genting Singapore PLC	598,565	0.1
307,397		Global Logistic Properties Ltd.	748,984	0.1
849,769		Golden Agri-Resources Ltd.	234,924	0.0
634,473		Hutchison Port Holdings Trust	273,465	0.0
11,170		Jardine Cycle & Carriage Ltd.	325,048	0.0
159,804		Keppel Corp., Ltd.	767,227	0.1
345,922		Oversea-Chinese Banking Corp., Ltd.	2,852,563	0.2
114,394		SembCorp Industries Ltd.	250,441	0.0
61,760		Singapore Airlines Ltd.	457,960	0.0
65,700		SATS Ltd	223,605	0.0
98,551		Singapore Exchange Ltd.	537,711	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
189,227		Singapore Press Holdings Ltd.	$380,267	0.0
896,050		Singapore Telecommunications Ltd.	2,435,846	0.2
188,506		Singapore Technologies Engineering Ltd.	479,097	0.0
47,000		StarHub Ltd.	90,241	0.0
193,200		Suntec Real Estate Investment Trust	266,124	0.0
142,856		United Overseas Bank Ltd.	2,480,803	0.2
35,600		United Overseas Land Ltd.	213,663	0.0
187,876		Wilmar International Ltd.	441,485	0.0
222,400		Yangzijiang Shipbuilding Holdings Ltd.	235,085	0.0
			20,114,824	1.2

		Spain: 3.3%
71,035		Abertis Infraestructuras S.A.	1,436,104	0.1
26,285		ACS Actividades de Construccion y Servicios S.A.	975,105	0.1
7,463	(4)	Aena SA	1,348,760	0.1
48,477		Amadeus IT Group SA	3,152,866	0.2
742,525		Banco Bilbao Vizcaya Argentaria S.A.	6,638,432	0.4
584,931		Banco de Sabadell SA	1,222,818	0.1
1,784,119		Banco Santander SA	12,479,572	0.8
120,638		Bankia SA	582,412	0.0
75,448		Bankinter S.A.	714,567	0.0
395,728		CaixaBank SA	1,986,347	0.1
64,796		Distribuidora Internacional de Alimentacion SA	378,414	0.0
24,260		Enagas	683,590	0.0
34,235		Endesa S.A.	772,510	0.0
53,865		Ferrovial SA	1,186,846	0.1
25,047		Siemens Gamesa Renewable Energy SA	327,252	0.0
37,595		Gas Natural SDG S.A.	832,820	0.1
32,220		Grifols SA	940,276	0.1
637,292		Iberdrola S.A.	4,955,321	0.3
121,999		Industria de Diseno Textil SA	4,599,363	0.3
111,210		Mapfre SA	362,385	0.0
47,982		Red Electrica Corp. SA	1,009,279	0.1
134,471		Repsol SA	2,481,564	0.1
505,690		Telefonica S.A.	5,495,336	0.3
			54,561,939	3.3

		Sweden: 2.8%
32,452		Alfa Laval AB	793,771	0.0
111,030		Assa Abloy AB	2,542,076	0.2
74,653		Atlas Copco AB - A	3,166,955	0.2
43,299		Atlas Copco AB - B	1,682,068	0.1
30,337		Boliden AB	1,029,012	0.1
26,191	(1)	Electrolux AB	891,432	0.1
67,404	(3)	Essity AB	1,837,706	0.1
26,312		Getinge AB	493,982	0.0
8,559	(1)	ICA Gruppen AB	321,983	0.0
105,641		Hennes & Mauritz AB	2,744,156	0.2
28,639		Hexagon AB	1,420,726	0.1
48,295		Husqvarna AB - B Shares	497,345	0.0
16,542		Industrivarden AB	419,631	0.0
50,303		Investor AB	2,488,702	0.1
25,995		Kinnevik AB	849,222	0.1
3,876		Lundbergforetagen AB	310,149	0.0
21,730	(3)	Lundin Petroleum AB	476,168	0.0
7,294		Millicom International Cellular S.A.	481,836	0.0
339,763		Nordea Bank AB	4,613,037	0.3
117,395		Sandvik AB	2,027,493	0.1
34,574		Securitas AB	579,697	0.0
167,706		Skandinaviska Enskilda Banken AB	2,212,578	0.1
38,742		Skanska AB	898,394	0.1
44,078		SKF AB - B Shares	962,334	0.1
169,012		Svenska Handelsbanken AB	2,553,484	0.2
100,529		Swedbank AB	2,783,801	0.2
20,556		Swedish Match AB	721,956	0.0
37,786		Tele2 AB	432,994	0.0
339,677		Telefonaktiebolaget LM Ericsson	1,958,268	0.1
281,281		Telia Co. AB	1,326,364	0.1
171,610		Volvo AB - B Shares	3,313,453	0.2
			46,830,773	2.8

		Switzerland: 8.6%
212,953		ABB Ltd.	5,265,900	0.3
17,679		Adecco Group AG	1,377,274	0.1
5,528		Baloise Holding AG	875,376	0.1
235		Barry Callebaut AG	359,766	0.0
58,244		Cie Financiere Richemont SA	5,331,423	0.3
19,749		Coca-Cola HBC AG	668,675	0.0
261,297		Credit Suisse Group AG	4,140,146	0.3
3,916	(3)	Dufry Group	622,463	0.0
941		EMS-Chemie Holding AG	626,235	0.0
27,805		Ferguson PLC	1,824,262	0.1
4,119		Geberit AG - Reg	1,950,000	0.1
1,015		Givaudan	2,209,643	0.1
1,356,860		Glencore PLC	6,227,992	0.4
30,247		LafargeHolcim Ltd.-CHF	1,770,808	0.1
24,336		Julius Baer Group Ltd.	1,444,102	0.1
5,966		Kuehne & Nagel International AG	1,105,504	0.1
20,344		LafargeHolcim Ltd.	1,188,402	0.1
11		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	763,281	0.1
107		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	610,497	0.0
8,281		Lonza Group AG	2,175,953	0.1
344,999		Nestle S.A.	28,959,648	1.8
246,361		Novartis AG	21,131,602	1.3
3,273		Pargesa Holding SA	272,337	0.0
1,925		Partners Group	1,306,879	0.1
77,872		Roche Holding AG	19,905,652	1.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
4,918		Schindler Holding AG - Part Cert	$1,086,860	0.1
2,242	(3)	Schindler Holding AG - Reg	482,838	0.0
597		SGS S.A.	1,433,561	0.1
238		Sika AG	1,772,074	0.1
6,008		Sonova Holding AG - Reg	1,019,774	0.1
70,963		STMicroelectronics NV	1,376,629	0.1
929	(3)	Straumann Holding AG	597,453	0.0
3,406		Swatch Group AG - BR	1,419,337	0.1
5,657		Swatch Group AG - Reg	451,059	0.0
3,531		Swiss Life Holding AG	1,244,826	0.1
7,476		Swiss Prime Site AG	672,056	0.1
36,057		Swiss Re Ltd.	3,268,365	0.2
2,789		Swisscom AG	1,429,937	0.1
406,773		UBS Group AG	6,958,658	0.4
4,981		Vifor Pharma AG	587,492	0.0
16,819		Zurich Insurance Group AG	5,139,541	0.3
			141,054,280	8.6

		United Arab Emirates: 0.0%
40,210		Mediclinic International PLC	350,228	0.0

		United Kingdom: 15.2%
108,413		3i Group PLC	1,327,311	0.1
23,808		Admiral Group PLC	580,141	0.0
147,971		Anglo American PLC	2,660,277	0.2
43,756		Antofagasta PLC	557,364	0.0
54,963		Ashtead Group PLC	1,325,926	0.1
39,166		Associated British Foods PLC	1,676,760	0.1
139,931		AstraZeneca PLC	9,305,601	0.6
109,171	(4)	Auto Trader Group PLC	574,347	0.0
453,381		Aviva PLC	3,129,203	0.2
27,584		Babcock International Group	305,948	0.0
353,430		BAE Systems PLC	2,993,106	0.2
1,881,539		Barclays PLC	4,878,790	0.3
111,633		Barratt Developments PLC	919,651	0.1
14,504		Berkeley Group Holdings PLC	722,831	0.0
233,949		BHP Billiton PLC	4,128,257	0.2
2,157,989		BP PLC	13,824,055	0.8
253,113		British American Tobacco PLC	15,845,799	1.0
105,220		British Land Co. PLC	849,513	0.1
112,809		Sky PLC	1,383,924	0.1
942,309		BT Group PLC	3,584,061	0.2
37,197		Bunzl PLC	1,130,017	0.1
48,473		Burberry Group PLC	1,144,521	0.1
74,189		Capita Group PLC	561,324	0.0
100,823		Intu Properties PLC	311,676	0.0
21,019		Carnival PLC	1,336,645	0.1
603,778		Centrica PLC	1,513,283	0.1
111,796		CNH Industrial NV	1,342,141	0.1
280,326		Cobham PLC	547,302	0.0
24,114		Coca-Cola European Partners PLC	1,011,044	0.1
175,824		Compass Group PLC	3,730,547	0.2
138,836	(4)	ConvaTec Group PLC	510,162	0.0
60,857		CRH PLC - London	2,311,127	0.1
14,427		Croda International PLC	733,584	0.0
279,230		Diageo PLC	9,182,607	0.6
146,171		Direct Line Insurance Group PLC	712,596	0.0
107,164		Dixons Carphone PLC	277,855	0.0
18,323		easyJet PLC	299,007	0.0
105,876		Experian PLC	2,126,692	0.1
116,554	(3)	Fiat Chrysler Automobiles NV	2,088,798	0.1
167,943		G4S PLC	626,573	0.0
184,994		GKN PLC	857,181	0.1
543,253		GlaxoSmithKline PLC	10,859,946	0.7
86,945		Hammerson PLC	626,032	0.0
27,252		Hargreaves Lansdown PLC	540,767	0.0
15,884	(1)	Hikma Pharmaceuticals PLC	258,078	0.0
2,200,607		HSBC Holdings PLC	21,754,802	1.3
31,276		IMI PLC	521,122	0.0
106,671		Imperial Brands PLC	4,552,797	0.3
50,875		Inmarsat PLC	439,078	0.0
20,576		InterContinental Hotels Group PLC	1,088,482	0.1
71,678		International Consolidated Airlines Group SA	571,238	0.0
17,911		Intertek Group PLC	1,197,224	0.1
72,320		Investec PLC - INVP - GBP	528,685	0.0
398,107		ITV PLC	932,725	0.1
173,885		J Sainsbury PLC	554,399	0.0
20,668		Johnson Matthey PLC	947,734	0.1
245,783		Kingfisher PLC	984,036	0.1
80,375		Land Securities Group PLC	1,048,288	0.1
662,305		Legal & General Group PLC	2,308,446	0.1
7,804,975		Lloyds Banking Group Plc	7,092,814	0.4
34,597		London Stock Exchange Group PLC	1,776,413	0.1
180,770		Marks & Spencer Group PLC	855,887	0.1
83,904		Meggitt PLC	586,045	0.0
75,321	(4)	Merlin Entertainments PLC	449,516	0.0
48,355		Micro Focus International PLC	1,547,726	0.1
40,753		Mondi PLC	1,095,649	0.1
387,048		National Grid PLC	4,793,797	0.3
15,584		Next PLC	1,098,552	0.1
542,794		Old Mutual PLC	1,413,964	0.1
91,639		Pearson PLC	751,493	0.0
34,132		Persimmon PLC	1,181,217	0.1
16,430		Provident Financial PLC	182,941	0.0
286,483		Prudential PLC	6,855,671	0.4
10,397		Randgold Resources Ltd.	1,016,168	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
71,295		Reckitt Benckiser Group PLC	$6,514,076	0.4
120,897		Relx PLC	2,653,238	0.2
137,061		Rio Tinto PLC	6,380,060	0.4
185,073		Rolls-Royce Holdings PLC	2,201,305	0.1
387,370	(3)	Royal Bank of Scotland Group PLC	1,394,456	0.1
97,488		Royal Mail PLC	501,974	0.0
112,449		RSA Insurance Group PLC	939,499	0.1
119,685		Sage Group PLC	1,120,829	0.1
14,177		Schroders PLC	637,776	0.0
111,685		SSE PLC	2,089,864	0.1
111,474		Segro PLC	801,464	0.0
26,328		Severn Trent PLC	766,894	0.0
100,034		Shire PLC	5,095,103	0.3
97,867		Smith & Nephew PLC	1,768,964	0.1
44,054		Smiths Group PLC	931,722	0.1
56,811		St. James's Place PLC	873,172	0.1
365,730	(3)	Standard Chartered PLC	3,636,483	0.2
296,229		Standard Life Aberdeen PLC	1,721,947	0.1
49,938		Tate & Lyle PLC	433,621	0.0
362,784		Taylor Wimpey PLC	950,837	0.1
907,000	(3)	Tesco PLC	2,274,530	0.1
27,747		Travis Perkins PLC	538,379	0.0
142,361		Unilever PLC	8,239,752	0.5
75,068		United Utilities Group PLC	859,549	0.1
2,953,854		Vodafone Group PLC	8,271,337	0.5
24,094		Weir Group PLC	634,189	0.0
20,294		Whitbread PLC	1,024,369	0.1
245,845		WM Morrison Supermarkets PLC	771,200	0.1
209,282	(4)	Worldpay Group PLC	1,142,286	0.1
142,474		WPP PLC	2,643,757	0.2
			251,151,911	15.2

	Total Common Stock (Cost $1,336,897,572)		1,582,527,689	95.9

PREFERRED STOCK: 0.5%
		Germany: 0.5%
5,798		Bayerische Motoren Werke AG	516,810	0.0
7,796		Fuchs Petrolub AG	461,678	0.0
19,772		Henkel AG & Co. KGaA	2,693,772	0.2
16,675		Porsche AG	1,066,891	0.1
18,641		Schaeffler AG	300,780	0.0
20,667		Volkswagen AG	3,373,971	0.2

	Total Preferred Stock (Cost $8,014,213)		8,413,902	0.5

RIGHTS: 0.0%
		Singapore: 0.0%
30,842	(3)	CapitaLand Commercial Trust	6,594	0.0

	Total Rights (Cost $–)		6,594	0.0

	Total Long-Term Investments (Cost $1,344,911,785)		1,590,948,185	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	Securities Lending Collateral(5): 1.4%
2,426,831	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,427,040, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,475,368, due 08/15/18-02/15/37)	2,426,831	0.2
5,617,609	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,618,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,729,961, due 10/12/17-05/20/67)	5,617,609	0.3
5,617,609	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,618,108, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $5,729,961, due 12/01/17-06/01/51)	5,617,609	0.3

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
5,617,609	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,618,103, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,729,961, due 10/12/17-12/01/51)	$5,617,609	0.3
4,372,392	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $4,372,823, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,467,852, due 01/15/19-02/15/46)	4,372,392	0.3
		23,652,050	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
52,511,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $52,511,000)	52,511,000	3.2

	Total Short-Term Investments (Cost $76,163,050)	76,163,050	4.6

	Total Investments in Securities (Cost $1,421,074,835)	$1,667,111,235	101.0
	Liabilities in Excess of Other Assets	(16,555,210)	(1.0)
	Net Assets	$1,650,556,025	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	20.4%
Industrials	13.4
Consumer Discretionary	12.3
Consumer Staples	10.9
Health Care	10.2
Materials	7.5
Information Technology	6.0
Energy	4.6
Telecommunication Services	3.9
Real Estate	3.7
Utilities	3.5
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$108,016,969	$–	$108,016,969
Austria	613,494	3,351,488	–	3,964,982
Belgium	–	18,858,665	–	18,858,665
China	–	1,989,398	–	1,989,398
Denmark	–	29,458,957	–	29,458,957
Finland	1,149,010	14,724,252	–	15,873,262
France	623,597	160,005,240	–	160,628,837
Germany	418,705	146,455,305	–	146,874,010
Hong Kong	1,131,523	49,622,732	–	50,754,255
Ireland	1,974,702	4,627,771	–	6,602,473
Israel	4,251,278	3,342,321	–	7,593,599
Italy	–	34,288,677	–	34,288,677
Japan	1,640,254	365,904,665	–	367,544,919
Luxembourg	3,697	3,804,786	–	3,808,483
Macau	–	2,365,905	–	2,365,905
Mexico	–	464,084	–	464,084
Netherlands	5,135,787	88,237,280	–	93,373,067
New Zealand	298,813	2,225,427	–	2,524,240
Norway	839,361	10,136,728	–	10,976,089
Portugal	–	2,502,863	–	2,502,863
Singapore	234,924	19,879,900	–	20,114,824
Spain	–	54,561,939	–	54,561,939
Sweden	–	46,830,773	–	46,830,773
Switzerland	1,282,553	139,771,727	–	141,054,280
United Arab Emirates	350,228	–	–	350,228
United Kingdom	2,867,925	248,283,986	–	251,151,911
Total Common Stock	22,815,851	1,559,711,838	–	1,582,527,689
Preferred Stock	–	8,413,902	–	8,413,902
Rights	–	6,594	–	6,594
Short-Term Investments	52,511,000	23,652,050	–	76,163,050
Total Investments, at fair value	$75,326,851	$1,591,784,384	$–	$1,667,111,235
Other Financial Instruments+
Futures	610,235	–	–	610,235
Total Assets	$75,937,086	$1,591,784,384	$–	$1,667,721,470

(1)	For the period ended September 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2017, securities valued at $11,470,890 and $9,991,753 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	592	12/15/17	$58,560,640	$610,235
			$58,560,640	$610,235

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$610,235
Total Asset Derivatives		$610,235

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,436,671,697.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$324,733,166
Gross Unrealized Depreciation	(93,162,116)

Net Unrealized Appreciation	$231,571,050

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 19.3%
2,500		ABC-Mart, Inc.	$132,056	0.1
2,500		Adastria Co. Ltd.	56,487	0.0
700		Aeon Fantasy Co., Ltd.	23,760	0.0
3,600		Aisan Industry Co., Ltd.	34,635	0.0
13,270		Aisin Seiki Co., Ltd.	699,630	0.2
8,000	(1),(2)	Akebono Brake Industry Co., Ltd.	27,396	0.0
1,400		Alpen Co., Ltd.	27,273	0.0
3,700		Alpine Electronics, Inc.	67,400	0.0
500		Amiyaki Tei Co., Ltd.	21,066	0.0
1,100		Amuse, Inc.	27,376	0.0
2,900		AOKI Holdings, Inc.	38,065	0.0
2,700		Aoyama Trading Co., Ltd.	96,621	0.1
800		Arata Corp.	34,204	0.0
3,000		Arc Land Sakamoto Co., Ltd.	45,225	0.0
1,200		Asahi Co., Ltd.	14,215	0.0
2,600		Asatsu-DK, Inc.	73,491	0.0
14,900		Asics Corp.	222,228	0.1
1,700		Askul Corp.	47,955	0.0
1,800		Atsugi Co., Ltd.	20,421	0.0
4,600	(1)	Autobacs Seven Co., Ltd.	74,602	0.0
3,200		Avex Group Holdings, Inc.	43,517	0.0
3,700		Belluna Co., Ltd.	39,038	0.0
5,200		Benesse Holdings, Inc.	187,611	0.1
8,600		BIC Camera, Inc.	95,673	0.1
51,000		Bridgestone Corp.	2,315,590	0.8
1,400		Can Do Co., Ltd.	22,437	0.0
4,100		Canon Marketing Japan, Inc.	98,060	0.1
11,900	(1)	Casio Computer Co., Ltd.	167,856	0.1
700		Central Sports Co., Ltd.	23,931	0.0
1,900		Chiyoda Co., Ltd.	47,598	0.0
800		Chofu Seisakusho Co., Ltd.	18,823	0.0
1,200		Chori Co., Ltd.	22,347	0.0
8,000		Clarion Co., Ltd.	31,583	0.0
1,600		Cleanup Corp.	12,857	0.0
5,100		Colowide Co., Ltd.	93,912	0.0
1,200		Corona Corp.	12,604	0.0
4,200		Create Restaurants Holdings, Inc.	43,578	0.0
9,300	(1)	CyberAgent, Inc.	271,581	0.1
2,500	(1)	Daido Metal Co., Ltd.	22,341	0.0
1,900		Daidoh Ltd.	7,364	0.0
2,400		Daiichikosho Co., Ltd.	114,921	0.1
1,300		Daikoku Denki Co., Ltd.	19,466	0.0
3,000		Daikyonishikawa Corp.	48,333	0.0
1,500		Dainichi Co., Ltd.	10,646	0.0
1,300		Daisyo Corp.	19,642	0.0
8,500		DCM Holdings Co., Ltd.	76,765	0.0
35,600		Denso Corp.	1,801,729	0.6
17,000		Dentsu, Inc.	746,778	0.3
3,900		Descente Ltd.	53,315	0.0
9,200		Don Quijote Holdings Co. Ltd.	343,875	0.1
1,900		Doshisha Co., Ltd.	42,648	0.0
2,700		Doutor Nichires Holdings Co., Ltd.	58,005	0.0
1,600		Dunlop Sports Co. Ltd.	22,798	0.0
1,000		Dynic Corp.	10,835	0.0
2,000		Eagle Industry Co., Ltd.	36,723	0.0
5,300	(1)	EDION Corp.	49,711	0.0
2,100		Exedy Corp.	63,999	0.0
1,700		Yondoshi Holdings, Inc.	48,343	0.0
2,400		Fast Retailing Co., Ltd.	707,892	0.2
2,400		FCC Co., Ltd.	53,475	0.0
2,100		Foster Electric Co., Ltd.	42,454	0.0
3,100		France Bed Holdings Co., Ltd.	28,597	0.0
1,200		F-Tech, Inc.	19,654	0.0
1,800		Fuji Co., Ltd.	46,339	0.0
44,900		Subaru Corp.	1,619,415	0.5
3,000		Fuji Kiko Co., Ltd.	19,651	0.0
2,000	(1)	Fuji Kyuko Co., Ltd.	44,592	0.0
14,000		Fuji Media Holdings, Inc.	199,424	0.1
1,000		Fujibo Holdings, Inc.	34,533	0.0
2,500		Fujikura Rubber Ltd.	20,245	0.0
700		Fujita Kanko, Inc.	22,249	0.0
4,700		Fujitsu General Ltd.	95,122	0.0
1,700		Funai Electric Co., Ltd.	13,292	0.0
2,000		Furukawa Battery Co., Ltd.	21,975	0.0
4,900		Futaba Industrial Co., Ltd.	55,173	0.0
800		Gakken Holdings Co., Ltd.	22,916	0.0
600		Genki Sushi Co., Ltd.	14,217	0.0
2,900		Geo Corp.	41,935	0.0
1,100		Globeride, Inc.	19,049	0.0
800		Goldwin, Inc.	57,181	0.0
1,000		Gourmet Kineya Co., Ltd.	10,034	0.0
4,700	(1)	IDOM, Inc.	29,046	0.0
1,100		Gunze Ltd.	50,286	0.0
7,735		H2O Retailing Corp.	137,974	0.1
20,600		Hakuhodo DY Holdings, Inc.	271,228	0.1
30		Hakuyosha Co., Ltd.	927	0.0
1,400		Happinet Corp.	22,866	0.0
1,500		Hard Off Corp. Co., Ltd.	15,219	0.0
1,400		Haruyama Trading Co., Ltd.	12,467	0.0
18,500		Haseko Corp.	246,871	0.1
4,688		Heiwa Corp.	92,898	0.0
1,992		Hiday Hidaka Corp.	55,432	0.0
1,700		Hikari Tsushin, Inc.	213,270	0.1
3,000		Hiramatsu, Inc.	16,265	0.0
2,100		HIS Co., Ltd.	66,309	0.0
129,800		Honda Motor Co., Ltd.	3,834,360	1.2
2,010		Honeys Holdings Co., Ltd.	23,199	0.0
3,400		Hoosiers Holdings Co. Ltd.	35,382	0.0
1,200		Ichibanya Co., Ltd.	49,926	0.0
4,000		Ichikoh Industries Ltd.	26,262	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,320		Iida Group Holdings Co. Ltd.	$201,939	0.1
2,500		Imasen Electric Industrial	31,165	0.0
2,800		Intage Holdings, Inc.	33,703	0.0
28,700	(1)	Isetan Mitsukoshi Holdings Ltd.	299,909	0.1
41,800		Isuzu Motors Ltd.	554,221	0.2
2,600		Izumi Co., Ltd.	133,477	0.1
18,200		J Front Retailing Co., Ltd.	251,638	0.1
2,200		Janome Sewing Machine Co., Ltd.	14,914	0.0
4,700		Japan Wool Textile Co., Ltd.	42,448	0.0
1,100	(1)	Jin Co. Ltd.	68,847	0.0
1,470		Joban Kosan Co. Ltd.	23,695	0.0
1,500		Joshin Denki Co., Ltd.	50,939	0.0
2,400		Joyful Honda Co. Ltd.	63,685	0.0
5,500	(1)	JP-Holdings, Inc.	19,130	0.0
13,370		JVC Kenwood Holdings, Inc.	38,703	0.0
4,586		Kadokawa Dwango Corp.	55,749	0.0
3,000	(2)	Kappa Create Co., Ltd.	33,579	0.0
2,500		Kasai Kogyo Co., Ltd.	37,946	0.0
1,000		Kawai Musical Instruments Manufacturing Co., Ltd.	20,847	0.0
1,700		KYB Corp.	102,881	0.1
3,000		Keihin Corp.	51,367	0.0
4,400		Keiyo Co., Ltd.	30,042	0.0
12,000	(1),(2)	Kimuratan Corp.	6,505	0.0
1,100	(2)	KNT-CT Holdings Co., Ltd.	20,521	0.0
400	(2)	Kintetsu Department Store Co. Ltd.	12,410	0.0
2,100		Kisoji Co., Ltd.	51,199	0.0
2,200		Kohnan Shoji Co., Ltd.	41,330	0.0
8,600		Koito Manufacturing Co., Ltd.	540,039	0.2
3,800	(2)	Kojima Co., Ltd.	13,615	0.0
4,000		Komatsu Seiren Co., Ltd.	30,859	0.0
1,700		KOMEDA Holdings Co. Ltd.	28,360	0.0
2,300		Komeri Co., Ltd.	66,253	0.0
2,400		Konaka Co., Ltd.	12,333	0.0
1,900		Kourakuen Holdings Corp.	28,962	0.0
6,220	(1)	Ks Holdings Corp.	137,766	0.1
900		Kura Corp.	40,242	0.0
17,000		Kurabo Industries Ltd.	46,792	0.0
2,720		Kyoritsu Maintenance Co., Ltd.	81,305	0.0
1,000		LEC, Inc.	26,042	0.0
5,000		Next Co. Ltd	43,569	0.0
5,200		Look, Inc.	18,211	0.0
1,000	(1)	Macromill, Inc.	22,762	0.0
1,100		Mars Engineering Corp.	23,070	0.0
15,200	(1)	Marui Group Co., Ltd.	217,592	0.1
3,700		Matsuya Co., Ltd.	32,882	0.0
1,000		Matsuya Foods Co., Ltd.	37,921	0.0
45,600		Mazda Motor Corp.	698,588	0.2
2,500		Meiko Network Japan Co., Ltd.	35,485	0.0
1,800		Meiwa Estate Co., Ltd.	14,653	0.0
2,800		Misawa Homes Co., Ltd.	23,529	0.0
2,700		Mitsuba Corp.	41,853	0.0
52,500		Mitsubishi Motors Corp.	415,660	0.2
2,000		Mitsui Home Co., Ltd.	13,028	0.0
1,800		Mizuno Corp.	51,139	0.0
600		Monogatari Corp.	38,788	0.0
2,200	(1)	MOS Food Services, Inc.	68,551	0.0
1,900		Musashi Seimitsu Industry Co., Ltd.	59,352	0.0
1,800		Nakayamafuku Co., Ltd.	12,374	0.0
15,900		Namco Bandai Holdings, Inc.	546,242	0.2
13,100	(1)	NGK Spark Plug Co., Ltd.	278,985	0.1
13,800		NHK Spring Co., Ltd.	148,825	0.1
1,000		Nice Holdings, Inc.	13,819	0.0
2,600		Nifco, Inc.	158,857	0.1
1,300		Nihon Eslead Corp.	25,074	0.0
25,300		Nikon Corp.	438,736	0.2
1,800		Nippon Felt Co., Ltd.	8,059	0.0
900		Nippon Piston Ring Co., Ltd.	19,634	0.0
12,500		Nippon Television Network Corp.	219,583	0.1
3,400		Nishimatsuya Chain Co., Ltd.	38,059	0.0
169,600		Nissan Motor Co., Ltd.	1,680,164	0.6
5,700		Nissan Shatai Co., Ltd.	62,968	0.0
3,500	(1)	Nissei Build Kogyo Co., Ltd.	37,900	0.0
3,200		Nissin Kogyo Co., Ltd.	57,284	0.0
6,200		Nitori Co., Ltd.	886,673	0.3
2,200		Nojima Corp.	44,578	0.0
6,700		NOK Corp.	149,876	0.1
1,600		Ohashi Technica, Inc.	21,963	0.0
1,100		Ohsho Food Service Corp.	44,209	0.0
10,000		Onward Holdings Co., Ltd.	76,111	0.0
16,300		Oriental Land Co., Ltd.	1,242,707	0.4
3,400		Pacific Industrial Co., Ltd.	45,388	0.0
1,000		PAL Group Holdings Co., Ltd.	31,012	0.0
2,300		Paltac Corp.	89,763	0.0
166,150		Panasonic Corp.	2,411,165	0.8
1,700		Parco Co., Ltd.	20,844	0.0
4,400		Paris Miki Holdings, Inc.	18,809	0.0
500	(1)	PIA Corp.	23,754	0.0
2,700		Piolax, Inc.	76,539	0.0
27,000	(2)	Pioneer Corp.	50,173	0.0
1,900		Plenus Co., Ltd.	41,985	0.0
9,000		Press Kogyo Co., Ltd.	49,261	0.0
70,800		Rakuten, Inc.	772,977	0.3
1,300		Renaissance, Inc.	19,939	0.0
5,900		Resorttrust, Inc.	105,578	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,400		Right On Co., Ltd.	$11,852	0.0
800		Riken Corp.	41,194	0.0
1,900		Ringer Hut Co., Ltd.	43,180	0.0
2,500		Rinnai Corp.	214,148	0.1
3,940		Riso Kyoiku Co. Ltd.	30,658	0.0
5,200		Round One Corp.	69,977	0.0
3,000		Royal Holdings Co., Ltd.	75,576	0.0
1,900		Ryohin Keikaku Co., Ltd.	560,085	0.2
2,800	(1)	Sagami Chain Co., Ltd.	34,414	0.0
2,100		Saizeriya Co., Ltd.	57,823	0.0
900		Sakai Ovex Co., Ltd.	18,651	0.0
600		San Holdings, Inc.	14,580	0.0
2,200	(2)	Sanden Holdings Corp.	43,691	0.0
5,000	(1)	Sangetsu Co., Ltd.	85,954	0.0
3,500		Sankyo Co., Ltd.	111,679	0.1
4,700		Sankyo Seiko Co., Ltd.	17,595	0.0
4,600	(1)	Sanrio Co., Ltd.	87,411	0.0
811,000	(1),(2),(3)	Sansui Electric Co., Ltd.	–	–
1,400	(1)	Sanyo Electric Railway Co. Ltd	35,168	0.0
1,100		Sanyo Shokai Ltd.	16,770	0.0
3,500		Scroll Corp.	12,172	0.0
14,400		Sega Sammy Holdings, Inc.	201,292	0.1
2,400		Seiko Holdings Corp.	54,077	0.0
4,000		Seiren Co., Ltd.	73,728	0.0
33,400		Sekisui Chemical Co., Ltd.	658,033	0.2
48,400		Sekisui House Ltd.	815,817	0.3
3,700		Senshukai Co., Ltd.	22,659	0.0
3,200		Shimachu Co., Ltd.	84,126	0.0
1,600		Shimamura Co., Ltd.	191,928	0.1
5,800		Shimano, Inc.	772,672	0.3
900		Shimojima Co., Ltd.	9,244	0.0
1,400		Shobunsha Publications, Inc.	9,004	0.0
1,000	(1)	Shochiku Co., Ltd.	142,648	0.1
3,200		Showa Corp.	39,336	0.0
10,800		SKY Perfect JSAT Holdings, Inc.	48,386	0.0
6,100		Skylark Co. Ltd.	90,152	0.0
102,212		Sony Corp.	3,813,393	1.2
1,100		St. Marc Holdings Co., Ltd.	32,369	0.0
10,300		Stanley Electric Co., Ltd.	353,275	0.1
12,700		Start Today Co. Ltd.	402,465	0.1
1,900		Starts Corp., Inc.	48,892	0.0
1,300		Studio Alice Co., Ltd.	31,480	0.0
5,000		Suminoe Textile Co., Ltd.	15,751	0.0
56,600		Sumitomo Electric Industries Ltd.	925,299	0.3
10,500		Sumitomo Forestry Co., Ltd.	164,440	0.1
14,100		Sumitomo Rubber Industries, Inc.	258,793	0.1
28,700		Suzuki Motor Corp.	1,506,322	0.5
700		T RAD Co., Ltd.	27,122	0.0
2,500		Tachi-S Co., Ltd.	46,316	0.0
1,300		Taiho Kogyo Co., Ltd.	19,758	0.0
24,000		Takashimaya Co., Ltd.	224,784	0.1
1,040		Take And Give Needs Co., Ltd.	7,837	0.0
400		Takihyo Co., Ltd.	8,225	0.0
1,600		Tamron Co., Ltd.	30,920	0.0
4,000		TBK Co., Ltd.	17,771	0.0
1,900		TPR Co., Ltd.	63,834	0.0
1,600		T-Gaia Corp.	31,115	0.0
2,400		Toa Corp./Hyogo	25,269	0.0
1,100		Toabo Corp.	5,749	0.0
500		Toei Co., Ltd.	55,660	0.0
9,600		Toho Co., Ltd.	335,213	0.1
3,500		Tokai Rika Co., Ltd.	69,250	0.0
2,500		Sumitomo Riko Co., Ltd.	25,163	0.0
620		Token Corp.	73,919	0.0
9,100		Tokyo Broadcasting System Holdings, Inc.	168,889	0.1
2,250		Sac's Bar Holdings, Inc.	29,154	0.0
7,400		Tokyo Dome Corp.	68,390	0.0
1,400		Tokyotokeiba Co., Ltd.	42,160	0.0
6,300		Tomy Co., Ltd.	87,122	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	15,089	0.0
3,100		Topre Corp.	95,289	0.1
1,800		Toridoll Holdings Corp.	54,170	0.0
8,300		Toyo Tire & Rubber Co., Ltd.	186,765	0.1
4,800		Toyoda Gosei Co., Ltd.	113,435	0.1
5,200		Toyota Boshoku Corp.	110,255	0.1
13,000		Toyota Industries Corp.	747,663	0.3
175,482		Toyota Motor Corp.	10,463,717	3.3
3,200		TS Tech Co., Ltd.	107,588	0.1
6,950		TSI Holdings Co. Ltd.	55,279	0.0
500		Tsutsumi Jewelry Co., Ltd.	8,637	0.0
4,000		TV Asahi Holdings Corp.	79,870	0.0
1,600		Tv Tokyo Holdings Corp.	33,159	0.0
3,000		Unipres Corp.	83,478	0.0
1,900		United Arrows Ltd.	69,058	0.0
5,900	(2)	Unitika Ltd.	46,465	0.0
3,100	(2)	U-Shin Ltd.	22,223	0.0
18,200		USS Co., Ltd.	367,330	0.1
2,600		ValueCommerce Co. Ltd.	19,384	0.0
5,600		VT Holdings Co. Ltd.	32,079	0.0
4,500		Wacoal Holdings Corp.	128,461	0.1
2,100		WATAMI Co., Ltd.	27,990	0.0
1,000		Wowow, Inc.	31,710	0.0
2,400		Xebio Holdings Co., Ltd.	46,997	0.0
46,892	(1)	Yamada Denki Co., Ltd.	256,411	0.1
20,000	(2)	Yamada SxL Home Co. Ltd.	15,631	0.0
9,600		Yamaha Corp.	354,446	0.1
20,600		Yamaha Motor Co., Ltd.	616,663	0.2
1,500		Yellow Hat Ltd.	42,557	0.0
8,600		Yokohama Rubber Co., Ltd.	177,359	0.1
500		Yomiuri Land Co., Ltd.	21,051	0.0
1,700		Yorozu Corp.	36,381	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
5,200		Yoshinoya D&C Co., Ltd.	$85,722	0.0
2,100		Zenrin Co., Ltd.	63,887	0.0
7,800		Zensho Holdings Co., Ltd.	140,867	0.1
			61,081,242	19.3

		Consumer Staples: 8.3%
58,145		Aeon Co., Ltd.	859,415	0.3
800		Aeon Hokkaido Corp.	4,444	0.0
1,900		Ain Holdings, Inc.	131,014	0.1
33,100		Ajinomoto Co., Inc.	645,935	0.2
2,800		Arcs Co., Ltd.	63,148	0.0
1,300		Ariake Japan Co., Ltd.	93,360	0.0
2,300		Artnature, Inc.	14,480	0.0
30,400		Asahi Group Holdings, Ltd.	1,229,336	0.4
700		Belc Co., Ltd.	35,117	0.0
6,600		Calbee, Inc.	231,801	0.1
1,300		Cawachi Ltd.	31,114	0.0
2,300		Chubu Shiryo Co., Ltd.	40,763	0.0
10,052		Coca-Cola Bottlers Japan, Inc.	325,581	0.1
1,520		Cocokara fine, Inc.	86,715	0.0
700		Cosmos Pharmaceutical Corp.	156,265	0.1
2,300		Create SD Holdings	60,885	0.0
500		Daikokutenbussan Co., Ltd.	23,589	0.0
2,100		Ci:z Holdings Co. Ltd	74,036	0.0
800		DyDo Group Holdings, Inc.	38,107	0.0
1,200		Earth Chemical Co., Ltd.	54,187	0.0
6,600	(1),(2)	Euglena Co. Ltd.	69,514	0.0
4,000		Ezaki Glico Co., Ltd.	211,143	0.1
6,390		FamilyMart UNY Holdings Co., Ltd.	336,637	0.1
3,600		FANCL Corp.	77,758	0.0
16,380		Feed One Co., Ltd.	38,345	0.0
4,300		Fuji Oil Holdings, Inc.	112,262	0.1
1,800		Fujicco Co., Ltd.	42,599	0.0
1,100		Fujiya Co., Ltd.	24,557	0.0
500		Genky Stores, Inc.	19,498	0.0
1,300		Axial Retailing, Inc.	50,000	0.0
1,200		Hayashikane Sangyo Co., Ltd.	9,766	0.0
3,100		Heiwado Co., Ltd.	67,874	0.0
2,300		Hokuto Corp.	40,068	0.0
5,800		House Foods Group, Inc.	172,437	0.1
1,900		Inageya Co., Ltd.	31,340	0.0
5,000		Ito En Ltd.	168,725	0.1
400		Itochu-Shokuhin Co., Ltd.	18,027	0.0
9,770		Itoham Yonekyu Holdings, Inc.	88,072	0.0
89,600		Japan Tobacco, Inc.	2,936,278	0.9
800		J-Oil Mills, Inc.	28,141	0.0
5,700		Kagome Co., Ltd.	178,828	0.1
1,000		Kameda Seika Co. Ltd.	44,204	0.0
35,600		Kao Corp.	2,095,891	0.7
2,200		Kato Sangyo Co., Ltd.	66,233	0.0
800		Kenko Mayonnaise Co. Ltd.	19,584	0.0
8,100		Kewpie Corp.	195,423	0.1
1,800		KEY Coffee, Inc.	34,653	0.0
11,000	(1)	Kikkoman Corp.	337,985	0.1
69,700		Kirin Holdings Co., Ltd.	1,637,525	0.5
4,000		Kobayashi Pharmaceutical Co., Ltd.	226,736	0.1
900		Kobe Bussan Co. Ltd.	40,476	0.0
2,500		Kose Corp.	286,556	0.1
1,500		Kotobuki Spirits Co. Ltd.	53,568	0.0
1,100		Kusuri no Aoki Holdings Co. Ltd.	65,308	0.0
1,100		Kyokuyo Co., Ltd.	32,681	0.0
4,500		Lawson, Inc.	297,989	0.1
1,000		Life Corp.	25,632	0.0
19,500		Lion Corp.	356,302	0.1
3,400		Mandom Corp.	93,663	0.0
9,000		Marudai Food Co., Ltd.	42,648	0.0
3,400		Maruha Nichiro Corp.	99,953	0.0
2,700		Matsumotokiyoshi Holdings Co., Ltd.	180,850	0.1
3,800		Megmilk Snow Brand Co., Ltd.	103,333	0.0
9,500		MEIJI Holdings Co., Ltd.	752,290	0.3
700		Meito Sangyo Co., Ltd.	9,020	0.0
912		Milbon Co., Ltd.	55,386	0.0
1,400		Ministop Co., Ltd.	27,192	0.0
1,500		Mitsubishi Shokuhin Co. Ltd.	43,847	0.0
1,400		Mitsui Sugar Co., Ltd.	47,136	0.0
1,500		Miyoshi Oil & Fat Co., Ltd.	19,642	0.0
3,300		Morinaga & Co., Ltd.	183,743	0.1
2,800		Morinaga Milk Industry Co., Ltd.	107,005	0.0
300		Morozoff Ltd.	19,320	0.0
1,000		Nagatanien Holdings Co., Ltd.	11,596	0.0
700		Nakamuraya Co., Ltd.	31,544	0.0
1,000		Natori Co., Ltd.	17,659	0.0
7,600		Nichirei Corp.	190,690	0.1
620		Nihon Chouzai Co., Ltd.	19,951	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	23,735	0.0
4,400		Nippon Flour Mills Co., Ltd.	67,035	0.0
11,000		NH Foods Ltd.	302,323	0.1
22,300		Nippon Suisan Kaisha Ltd.	124,539	0.1
1,800		Nisshin Oillio Group Ltd.	59,082	0.0
16,945		Nisshin Seifun Group, Inc.	283,658	0.1
6,300		Nissin Food Products Co., Ltd.	382,791	0.1
1,100		Noevir Holdings Co. Ltd.	60,642	0.0
9,000		Oenon Holdings, Inc.	24,883	0.0
1,000		OIE Sangyo Co., Ltd.	11,518	0.0
2,000		Okuwa Co., Ltd.	20,643	0.0
9,000		Pigeon Corp.	307,672	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,400		Pola Orbis Holdings, Inc.	$193,521	0.1
11,000		Prima Meat Packers Ltd.	74,462	0.0
2,000		Qol Co. Ltd.	34,971	0.0
2,100		Rock Field Co., Ltd.	37,278	0.0
1,100		S Foods, Inc.	42,714	0.0
2,500		Sakata Seed Corp.	71,148	0.0
1,200		San-A Co., Ltd.	53,431	0.0
5,600		Sapporo Holdings Ltd.	150,963	0.1
59,843		Seven & I Holdings Co., Ltd.	2,312,003	0.7
500		Shinyei Kaisha	7,497	0.0
27,000		Shiseido Co., Ltd.	1,080,598	0.4
1,400		Showa Sangyo Co., Ltd.	36,176	0.0
800		Sogo Medical Co., Ltd.	36,606	0.0
1,200		ST Corp.	26,790	0.0
800		Starzen Co., Ltd.	39,058	0.0
3,100		Sugi Holdings Co., Ltd.	165,017	0.1
5,400		Sundrug Co., Ltd.	223,773	0.1
11,100		Suntory Beverage & Food Ltd.	493,743	0.2
12,200		Takara Holdings, Inc.	111,344	0.1
400		Tobu Store Co., Ltd.	11,051	0.0
1,200		Toho Co., Ltd./Hyogo	28,787	0.0
2,900		Torigoe Co., Ltd.	22,482	0.0
7,700		Toyo Suisan Kaisha Ltd.	282,888	0.1
2,900		Tsuruha Holdings, Inc.	346,741	0.1
30,600		Unicharm Corp.	700,904	0.2
5,580		United Super Markets Holdings, Inc.	53,443	0.0
3,300		Valor Holdings Co., Ltd.	70,556	0.0
1,300		Warabeya Nichiyo Co., Ltd.	33,163	0.0
3,540		Welcia Holdings Co. Ltd.	133,364	0.1
1,500		Yaizu Suisankagaku Industry Co., Ltd.	15,908	0.0
8,700		Yakult Honsha Co., Ltd.	626,080	0.2
1,400		Yamatane Corp.	23,682	0.0
230		Yamaya Corp.	3,414	0.0
11,600		Yamazaki Baking Co., Ltd.	209,377	0.1
1,700		Yaoko Co., Ltd.	78,677	0.0
4,800		Yokohama Reito Co., Ltd.	45,243	0.0
1,000		Yomeishu Seizo Co., Ltd.	20,170	0.0
			26,359,919	8.3

		Energy: 0.9%
4,900		Fuji Oil Co., Ltd.	19,024	0.0
5,000		Cosmo Energy Holdings Co. Ltd.	114,696	0.0
7,500		Idemitsu Kosan Co., Ltd.	211,964	0.1
84,400		Inpex Corp.	899,095	0.3
2,200		Itochu Enex Co., Ltd.	23,648	0.0
700	(1),(2)	Japan Drilling Co. Ltd.	13,098	0.0
400		Japan Oil Transportation Co., Ltd.	10,900	0.0
2,600		Japan Petroleum Exploration Co., Ltd.	56,347	0.0
230,260		JX Holdings, Inc.	1,187,271	0.4
2,800		Mitsuuroko Group Holdings Co., Ltd.	20,673	0.0
1,500		Modec, Inc.	36,273	0.0
24,400		Nippon Coke & Engineering Co., Ltd.	25,397	0.0
2,800		Nippon Gas Co., Ltd.	87,082	0.0
2,300		Sala Corp.	19,749	0.0
4,500		San-Ai Oil Co., Ltd.	49,949	0.0
3,600		Shinko Plantech Co., Ltd.	31,614	0.0
13,800		Showa Shell Sekiyu KK	159,085	0.1
1,000		Sinanen Holdings Co., Ltd.	20,620	0.0
900		Toyo Kanetsu K K	33,498	0.0
			3,019,983	0.9

		Financials: 12.5%
4,400		77 Bank Ltd.	108,910	0.0
30,400	(2)	Acom Co., Ltd.	117,950	0.1
8,900	(1)	AEON Financial Service Co., Ltd.	186,186	0.1
500		Aichi Bank Ltd.	30,496	0.0
26,100	(1),(2)	Aiful Corp.	87,125	0.0
1,000		Akita Bank Ltd.	31,451	0.0
1,300		Anicom Holdings, Inc.	33,511	0.0
1,300		Aomori Bank Ltd.	45,432	0.0
8,900		Aozora Bank Ltd.	338,855	0.1
11,000		Awa Bank Ltd.	72,624	0.0
1,000		Bank of Iwate Ltd.	40,429	0.0
5,000	(1)	Bank of Kyoto Ltd.	254,501	0.1
1,300	(1)	Bank of Nagoya Ltd.	51,123	0.0
1,500		Bank of Okinawa Ltd.	60,392	0.0
700		Bank of Saga Ltd.	16,942	0.0
3,500		Bank of the Ryukyus Ltd.	54,203	0.0
2,900		Tokyo Century Corp.	130,633	0.1
55,000		Chiba Bank Ltd.	393,884	0.1
5,200		Chiba Kogyo Bank Ltd.	27,484	0.0
10,200		Chugoku Bank Ltd.	139,895	0.1
800		Chukyo Bank Ltd.	16,635	0.0
90,828		Concordia Financial Group Ltd.	449,232	0.2
10,300		Credit Saison Co., Ltd.	213,721	0.1
86,000		Dai-ichi Life Holdings, Inc.	1,542,632	0.5
1,200		Daisan Bank Ltd.	19,715	0.0
1,700		Daishi Bank Ltd.	80,195	0.0
1,300		Daito Bank Ltd.	19,972	0.0
130,000		Daiwa Securities Group, Inc.	736,946	0.2
500		Dream Incubator, Inc.	10,011	0.0
800		eGuarantee, Inc.	22,095	0.0
1,600		Ehime Bank Ltd.	20,556	0.0
10,000		Eighteenth Bank Ltd.	24,464	0.0
16,200		FIDEA Holdings Co., Ltd.	29,674	0.0
5,200		Financial Products Group Co. Ltd.	57,829	0.0
1,400		Fukui Bank Ltd.	37,144	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
55,000		Fukuoka Financial Group, Inc.	$254,413	0.1
3,400		Fukushima Bank Ltd.	27,644	0.0
1,700		Fuyo General Lease Co., Ltd.	111,033	0.0
2,000	(1)	GCA Corp.	18,363	0.0
29,500		Gunma Bank Ltd.	182,758	0.1
27,400		Hachijuni Bank Ltd.	171,439	0.1
21,500		Hiroshima Bank Ltd.	174,320	0.1
3,100		Hitachi Capital Corp.	73,775	0.0
1,700		Hokkoku Bank Ltd.	74,556	0.0
1,800		Hokuetsu Bank Ltd.	40,967	0.0
9,700		Hokugin Financial Group, Inc.	156,133	0.1
13,000		Hyakugo Bank Ltd.	58,125	0.0
17,000		Hyakujushi Bank Ltd.	58,966	0.0
3,000		IBJ Leasing Co., Ltd.	81,275	0.0
4,500		Ichiyoshi Securities Co., Ltd.	44,145	0.0
2,500		IwaiCosmo Holdings, Inc.	30,033	0.0
18,500		Iyo Bank Ltd.	149,913	0.1
1,600		Jaccs Co., Ltd.	39,567	0.0
2,500		Jafco Co., Ltd.	128,025	0.1
1,999	(2)	Japan Asia Investment Co., Ltd.	7,346	0.0
38,200		Japan Post Bank Co. Ltd.	472,092	0.2
76,000	(1)	Japan Post Holdings Co. Ltd.	897,897	0.3
5,400		Japan Post Insurance Co. Ltd.	115,727	0.1
7,211		Japan Securities Finance Co., Ltd.	38,871	0.0
15,700		Jimoto Holdings, Inc.	29,033	0.0
1,700		Juroku Bank Ltd.	55,978	0.0
11,900		kabu.com Securities Co., Ltd.	36,220	0.0
2,700		Kansai Urban Banking Corp.	33,589	0.0
11,000		Keiyo Bank Ltd.	51,083	0.0
500		Kita-Nippon Bank Ltd.	14,066	0.0
5,400		Kiyo Bank Ltd.	90,700	0.0
700	(1)	Kosei Securities Co., Ltd.	10,461	0.0
2,600		Kyokuto Securities Co., Ltd.	35,363	0.0
23,420		Kyushu Financial Group, Inc.	144,181	0.1
6,300	(1)	Marusan Securities Co., Ltd.	52,088	0.0
8,500		Matsui Securities Co., Ltd.	64,092	0.0
66,690		Mebuki Financial Group, Inc.	258,036	0.1
1,000		Michinoku Bank Ltd.	17,218	0.0
800		Mie Bank Ltd.	18,733	0.0
1,400		Minato Bank Ltd.	25,442	0.0
5,400		Mito Securities Co., Ltd.	17,024	0.0
1,068,900		Mitsubishi UFJ Financial Group, Inc.	6,949,813	2.2
34,700		Mitsubishi UFJ Lease & Finance Co., Ltd.	184,109	0.1
39,711		MS&AD Insurance Group Holdings, Inc.	1,279,742	0.4
1,100		Miyazaki Bank Ltd.	39,922	0.0
1,928,100		Mizuho Financial Group, Inc.	3,380,036	1.1
19,800		Monex Group, Inc.	53,253	0.0
2,300		Musashino Bank Ltd.	68,420	0.0
600		Nagano Bank Ltd.	10,505	0.0
1,400		Nanto Bank Ltd.	39,338	0.0
800		NEC Capital Solutions Ltd.	15,365	0.0
9,000		Nishi-Nippon Financial Holdings, Inc.	98,581	0.0
29,650		Sompo Holdings, Inc.	1,155,444	0.4
291,800		Nomura Holdings, Inc.	1,637,287	0.5
21,400		North Pacific Bank Ltd.	67,797	0.0
2,100		Ogaki Kyoritsu Bank Ltd.	58,794	0.0
900		Oita Bank Ltd.	37,346	0.0
11,000		Okasan Securities Group, Inc.	63,251	0.0
27,800	(1)	Orient Corp.	45,269	0.0
100,800		ORIX Corp.	1,627,338	0.5
44,100		Osaka Securities Exchange Co. Ltd.	781,189	0.3
1,800		Pocket Card Co., Ltd.	17,058	0.0
167,200		Resona Holdings, Inc.	859,643	0.3
1,500		Ricoh Leasing Co., Ltd.	56,455	0.0
8,600		San-In Godo Bank Ltd.	74,578	0.0
15,960		SBI Holdings, Inc.	240,693	0.1
14,530		Senshu Ikeda Holdings, Inc.	55,974	0.0
53,100	(1)	Seven Bank Ltd.	191,888	0.1
13,000		Shiga Bank Ltd.	72,342	0.0
2,600		Shikoku Bank Ltd.	39,356	0.0
700		Shimizu Bank Ltd.	22,405	0.0
13,100		Shinsei Bank Ltd.	209,949	0.1
37,000		Shizuoka Bank Ltd.	332,987	0.1
13,400		Sony Financial Holdings, Inc.	219,888	0.1
113,952		Sumitomo Mitsui Financial Group, Inc.	4,380,222	1.4
29,444		Sumitomo Mitsui Trust Holdings, Inc.	1,063,597	0.3
14,300		Suruga Bank Ltd.	308,590	0.1
51,700		T&D Holdings, Inc.	750,031	0.3
700		Taiko Bank Ltd.	15,577	0.0
8,800		Tochigi Bank Ltd.	37,569	0.0
13,000		Toho Bank Ltd.	48,925	0.0
1,300		Tohoku Bank Ltd.	17,528	0.0
17,200		Tokai Tokyo Financial Holdings	102,195	0.0
57,400		Tokio Marine Holdings, Inc.	2,246,487	0.7
2,128		Tokyo TY Financial Group, Inc.	54,466	0.0
1,100		Tomato Bank Ltd.	14,758	0.0
12,300		TOMONY Holdings, Inc.	55,714	0.0
600		Tottori Bank Ltd.	9,157	0.0
3,300		Towa Bank Ltd.	35,372	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
7,000		Toyo Securities Co., Ltd.	$16,891	0.0
8,300		Tsukuba Bank Ltd.	27,827	0.0
1,600		Yamagata Bank Ltd.	37,146	0.0
11,000	(1)	Yamaguchi Financial Group, Inc.	128,824	0.1
9,000		Yamanashi Chuo Bank Ltd.	37,880	0.0
4,100		Zenkoku Hosho Co. Ltd.	172,332	0.1
			39,410,640	12.5

		Health Care: 6.6%
16,500		Alfresa Holdings Corp.	302,286	0.1
1,300		As One Corp.	69,227	0.0
1,900		ASKA Pharmaceutical Co., Ltd.	31,344	0.0
148,500		Astellas Pharma, Inc.	1,890,040	0.6
2,600		BML, Inc.	55,658	0.0
15,200		Chugai Pharmaceutical Co., Ltd.	631,653	0.2
1,000		CMIC Holdings Co., Ltd.	13,994	0.0
900		Create Medic Co., Ltd.	8,469	0.0
44,300		Daiichi Sankyo Co., Ltd.	999,705	0.3
2,700	(1)	Daiken Medical Co. Ltd.	18,730	0.0
10,100	(1)	Sumitomo Dainippon Pharma Co. Ltd.	131,574	0.1
1,060		Daito Pharmaceutical Co. Ltd.	27,472	0.0
1,600		Eiken Chemical Co., Ltd.	62,388	0.0
18,500		Eisai Co., Ltd.	950,028	0.3
2,600		EPS Holdings, Inc.	49,910	0.0
1,800		Falco Holdings Co. Ltd.	27,950	0.0
1,000		FINDEX, Inc.	7,531	0.0
800		Fuso Pharmaceutical Industries Ltd.	19,764	0.0
4,300		Hisamitsu Pharmaceutical Co., Inc.	206,645	0.1
1,000		Hogy Medical Co., Ltd.	71,002	0.0
29,800		Hoya Corp.	1,611,550	0.5
1,600	(1)	Japan Lifeline Co. Ltd	79,339	0.0
1,200		JCR Pharmaceuticals Co. Ltd.	36,984	0.0
7,000		Jeol Ltd.	35,628	0.0
2,800		Kaken Pharmaceutical Co., Ltd.	142,498	0.1
2,800		Kissei Pharmaceutical Co., Ltd.	75,675	0.0
3,500		Kyorin Co., Ltd.	70,565	0.0
18,000		Kyowa Hakko Kirin Co., Ltd.	306,701	0.1
13,100		M3, Inc.	373,499	0.1
2,100		Mani, Inc.	50,361	0.0
14,000		Medipal Holdings Corp.	243,312	0.1
1,000		Menicon Co. Ltd.	39,565	0.0
4,000		Miraca Holdings, Inc.	186,216	0.1
17,300		Mitsubishi Tanabe Pharma Corp.	397,156	0.1
900		Mochida Pharmaceutical Co., Ltd.	66,221	0.0
1,800		Nagaileben Co., Ltd.	45,302	0.0
2,600		NichiiGakkan Co., Ltd.	26,802	0.0
3,850	(1)	Nichi-iko Pharmaceutical Co., Ltd.	59,937	0.0
6,300		Nihon Kohden Corp.	136,357	0.1
5,800		Nikkiso Co., Ltd.	53,936	0.0
400		Nippon Chemiphar Co., Ltd.	18,096	0.0
3,500		Nippon Shinyaku Co., Ltd.	243,251	0.1
10,500	(1)	Nipro Corp.	144,936	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	17,506	0.0
23,200		Olympus Corp.	786,158	0.3
34,700		Ono Pharmaceutical Co., Ltd.	787,638	0.3
30,000		Otsuka Holdings Co. Ltd.	1,192,848	0.4
1,600		Paramount Bed Holdings Co. Ltd.	68,814	0.0
5,800	(2)	PeptiDream, Inc.	179,273	0.1
7,700		Rohto Pharmaceutical Co., Ltd.	173,867	0.1
27,200		Santen Pharmaceutical Co., Ltd.	429,160	0.1
2,700		Sawai Pharmaceutical Co., Ltd.	153,505	0.1
3,100		Seikagaku Corp.	56,133	0.0
1,700	(2)	Shin Nippon Biomedical Laboratories Ltd.	8,179	0.0
19,200		Shionogi & Co., Ltd.	1,049,604	0.3
2,700		Ship Healthcare Holdings, Inc.	83,409	0.0
6,330		Suzuken Co., Ltd.	225,141	0.1
11,200		Sysmex Corp.	715,579	0.2
1,500		Taiko Pharmaceutical Co. Ltd.	31,252	0.0
3,000		Taisho Pharmaceutical Holdings Co. Ltd.	227,953	0.1
4,300		Takara Bio, Inc.	59,316	0.0
56,700		Takeda Pharmaceutical Co., Ltd.	3,135,280	1.0
22,200		Terumo Corp.	873,199	0.3
4,200		Toho Holdings Co., Ltd.	80,364	0.0
900		Tokai Corp./Gifu	38,451	0.0
1,200		Torii Pharmaceutical Co., Ltd.	34,150	0.0
800		Towa Pharmaceutical Co., Ltd.	40,436	0.0
5,200	(1)	Tsukui Corp.	35,990	0.0
5,100		Tsumura & Co.	183,808	0.1
3,100		Vital KSK Holdings, Inc.	25,723	0.0
3,000		ZERIA Pharmaceutical Co., Ltd.	53,667	0.0
			20,765,660	6.6

		Industrials: 22.1%
1,900		Advan Co., Ltd.	16,553	0.0
1,900		Aeon Delight Co., Ltd.	71,360	0.0
4,600		Aica Kogyo Co., Ltd.	154,645	0.1
2,900		Aichi Corp.	21,613	0.0
5,300		Aida Engineering Ltd.	62,621	0.0
26,600		ANA Holdings, Inc.	1,007,581	0.3

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
19,500		Amada Holdings Co., Ltd.	$214,097	0.1
3,000		Anest Iwata Corp.	28,255	0.0
6,000	(2)	Arrk Corp.	5,767	0.0
5,200		Asahi Diamond Industrial Co., Ltd.	50,027	0.0
14,800		Asahi Glass Co., Ltd.	549,718	0.2
720		Asahi Kogyosha Co., Ltd.	21,386	0.0
7,000		Asanuma Corp.	20,927	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	13,169	0.0
3,000		Bando Chemical Industries Ltd.	31,882	0.0
2,800		Bell System24 Holdings, Inc.	30,593	0.0
3,300		Bunka Shutter Co., Ltd.	24,722	0.0
3,200		Central Glass Co., Ltd.	69,803	0.0
12,000		Central Japan Railway Co.	2,105,877	0.7
800		Central Security Patrols Co., Ltd.	14,943	0.0
13,000	(1)	Chiyoda Corp.	76,074	0.0
1,100		Chiyoda Integre Co., Ltd.	25,792	0.0
1,700		Chudenko Corp.	49,444	0.0
900		Chugai Ro Co., Ltd.	17,589	0.0
4,700		CKD Corp.	92,490	0.0
6,400		COMSYS Holdings Corp.	152,874	0.1
2,400		Cosel Co., Ltd.	31,158	0.0
1,500		CTI Engineering Co., Ltd.	13,948	0.0
20,000		Dai Nippon Printing Co., Ltd.	479,628	0.2
1,500		Dai-Dan Co., Ltd.	37,029	0.0
7,200		Daifuku Co., Ltd.	355,060	0.1
9,000		Daihen Corp.	79,914	0.0
7,000		Daiho Corp.	33,157	0.0
1,000		Daiichi Jitsugyo Co., Ltd.	29,000	0.0
19,700		Daikin Industries Ltd.	1,995,068	0.6
3,000		Daiseki Co., Ltd.	75,538	0.0
2,900		Daiwa Industries Ltd.	30,998	0.0
1,900		Denyo Co., Ltd.	33,690	0.0
8,300		DMG Mori Co. Ltd.	149,255	0.1
4,000		Duskin Co., Ltd.	112,734	0.1
27,700		East Japan Railway Co.	2,556,942	0.8
6,700		Ebara Corp.	222,593	0.1
700		Ebara Jitsugyo Co. Ltd.	10,586	0.0
700		Endo Lighting Corp.	8,447	0.0
14,600		Fanuc Ltd.	2,960,203	1.0
17,800		Fudo Tetra Corp.	29,615	0.0
42,000		Fuji Electric Holdings Co., Ltd.	233,045	0.1
4,800		Fuji Machine Manufacturing Co., Ltd.	89,439	0.0
20,300		Fujikura Ltd.	163,148	0.1
4,000		Fujitec Co., Ltd.	55,963	0.0
600		Fukuda Corp.	34,022	0.0
1,100		Fukushima Industries Corp.	40,644	0.0
1,400		Fukuyama Transporting Co., Ltd.	44,390	0.0
1,300		Fullcast Co., Ltd.	23,677	0.0
2,340		Funai Soken Holdings, Inc.	72,037	0.0
2,700		Furukawa Co., Ltd.	46,043	0.0
5,100		Furukawa Electric Co., Ltd.	280,376	0.1
2,600		Futaba Corp.	49,086	0.0
1,000		Gakujo Co., Ltd.	11,862	0.0
1,100		Gecoss Corp.	11,881	0.0
4,300		Glory Ltd.	152,433	0.1
28,000	(1)	GS Yuasa Corp.	147,211	0.1
1,500		Hamakyorex Co., Ltd.	43,032	0.0
17,900		Hankyu Hanshin Holdings, Inc.	679,592	0.2
3,000		Hanwa Co., Ltd.	107,743	0.1
11,400		Hazama Ando Corp.	79,785	0.0
1,800		Hibiya Engineering Ltd.	37,375	0.0
20,000		Hino Motors Ltd.	244,741	0.1
400	(1)	Hirata Corp.	40,612	0.0
2,700		Hisaka Works Ltd.	22,953	0.0
6,900		Hitachi Construction Machinery Co., Ltd.	204,487	0.1
3,200		Hitachi Transport System Ltd.	74,159	0.0
12,500		Hitachi Zosen Corp.	66,325	0.0
3,200		Hokuetsu Industries Co. Ltd.	31,915	0.0
4,300		Hoshizaki Corp.	377,726	0.1
800		Hosokawa Micron Corp.	46,189	0.0
2,000		Howa Machinery Ltd.	17,676	0.0
3,000		Ichinen Holdings Co., Ltd.	41,321	0.0
1,700		Idec Corp.	34,941	0.0
11,000		IHI Corp.	383,445	0.1
9,500		Iino Kaiun Kaisha Ltd.	44,258	0.0
1,900		Inaba Denki Sangyo Co., Ltd.	78,862	0.0
1,800		Inaba Seisakusho Co., Ltd.	22,516	0.0
3,600		Inabata & Co., Ltd.	48,044	0.0
1,330		Inui Global Logistics Co. Ltd.	8,839	0.0
1,800		Iseki & Co., Ltd.	40,227	0.0
103,800		Itochu Corp.	1,700,741	0.6
4,000		Itoki Corp.	33,712	0.0
600		Iwasaki Electric Co., Ltd.	10,289	0.0
3,200		Iwatani Corp.	97,478	0.0
25,000		Japan Airlines Co. Ltd.	846,283	0.3
4,700	(1)	Japan Airport Terminal Co., Ltd.	167,460	0.1
800		Japan Pulp & Paper Co., Ltd.	32,549	0.0
4,800	(1)	Japan Steel Works Ltd.	110,496	0.1
4,000		Japan Transcity Corp.	16,969	0.0
15,200		JGC Corp.	246,157	0.1
2,600		JK Holdings Co., Ltd.	19,223	0.0
20,970		LIXIL Group Corp.	556,881	0.2
15,500		JTEKT Corp.	214,562	0.1
2,700		Juki Corp.	38,660	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
71,000		Kajima Corp.	$705,699	0.2
8,500		Kamigumi Co., Ltd.	196,925	0.1
2,000		Kanaden Corp.	21,322	0.0
600		Kanagawa Chuo Kotsu Co., Ltd.	19,447	0.0
2,300		Kanamoto Co., Ltd.	72,649	0.0
6,000		Kandenko Co., Ltd.	63,043	0.0
6,400		Kanematsu Corp.	81,766	0.0
2,500		Katakura Industries Co., Ltd.	30,169	0.0
1,200		Kato Works Co., Ltd.	35,895	0.0
400		Kawada Technologies, Inc.	23,029	0.0
11,000		Kawasaki Heavy Industries Ltd.	364,727	0.1
5,300	(1),(2)	Kawasaki Kisen Kaisha Ltd.	139,602	0.1
6,200	(1)	Keihan Holdings Co., Ltd.	181,590	0.1
20,000	(1)	Keikyu Corp.	405,595	0.1
7,800		Keio Corp.	321,499	0.1
10,800		Keisei Electric Railway Co., Ltd.	298,807	0.1
3,300		Kimura Chemical Plants Co., Ltd.	13,500	0.0
900		Kimura Unity Co., Ltd.	9,429	0.0
10,700		Kinden Corp.	172,488	0.1
2,000		King Jim Co., Ltd.	17,904	0.0
300	(2)	Kinki Sharyo Co., Ltd.	6,991	0.0
14,300		Kintetsu Group Holdings Co., Ltd.	531,986	0.2
2,800		Kintetsu World Express, Inc.	46,490	0.0
1,000		Kitagawa Iron Works Co., Ltd.	23,557	0.0
8,000		Kitano Construction Corp.	32,603	0.0
2,200		Kito Corp.	27,458	0.0
7,700		Kitz Corp.	62,822	0.0
400	(2)	Kobe Electric Railway Co. Ltd.	14,171	0.0
6,700		Kokuyo Co., Ltd.	113,564	0.1
395		Komaihal Tec, Inc.	8,519	0.0
69,800		Komatsu Ltd.	1,976,528	0.6
900		Komatsu Wall Industry Co., Ltd.	15,993	0.0
3,200		Komori Corp.	40,278	0.0
2,400		Konoike Transport Co. Ltd.	36,591	0.0
800	(1)	KRS Corp.	23,332	0.0
77,700		Kubota Corp.	1,413,416	0.5
2,500		Kumagai Gumi Co., Ltd.	75,494	0.0
8,200		Kurita Water Industries, Ltd.	236,981	0.1
2,300		Kuroda Electric Co., Ltd.	40,107	0.0
500		Kyodo Printing Co., Ltd.	16,976	0.0
3,400		Kyokuto Kaihatsu Kogyo Co., Ltd.	57,365	0.0
6,100		Kyowa Exeo Corp.	121,213	0.1
3,300		Kyudenko Corp.	127,997	0.1
14,200		Kyushu Railway Co.	422,421	0.2
3,900		Mabuchi Motor Co., Ltd.	195,387	0.1
10,000		Maeda Corp.	122,327	0.1
2,100		Maeda Kosen Co. Ltd	34,602	0.0
5,000		Maeda Road Construction Co., Ltd.	107,680	0.1
1,600		Maezawa Kasei Industries Co., Ltd.	17,360	0.0
600		Maezawa Kyuso Industries Co., Ltd.	9,909	0.0
8,000		Makino Milling Machine Co., Ltd.	71,121	0.0
18,600		Makita Corp.	750,709	0.3
138,100		Marubeni Corp.	944,079	0.3
700		Maruka Machinery Co. Ltd.	11,862	0.0
6,000		Maruzen Showa Unyu Co., Ltd.	28,147	0.0
1,500		Matsuda Sangyo Co., Ltd.	21,612	0.0
2,600		Matsui Construction Co., Ltd.	22,909	0.0
2,000		Max Co., Ltd.	27,718	0.0
15,000	(1)	Meidensha Corp.	57,330	0.0
4,400		Meisei Industrial Co. Ltd.	29,328	0.0
2,100		Meitec Corp.	105,274	0.0
2,400		Meiwa Corp.	9,938	0.0
26,458		Minebea Co., Ltd.	414,391	0.1
5,310		Mirait Holdings Corp.	63,890	0.0
16,300		Misumi Group, Inc.	429,620	0.2
106,500		Mitsubishi Corp.	2,477,811	0.8
154,000		Mitsubishi Electric Corp.	2,409,077	0.8
23,900		Mitsubishi Heavy Industries Ltd.	944,993	0.3
4,500	(1)	Mitsubishi Logistics Corp.	111,964	0.1
900		Mitsubishi Kakoki Kaisha Ltd.	20,462	0.0
2,300		Mitsubishi Pencil Co., Ltd.	57,787	0.0
3,000		Mitsuboshi Belting Co., Ltd.	36,210	0.0
127,800		Mitsui & Co., Ltd.	1,890,279	0.6
4,700		Mitsui Engineering & Shipbuilding Co., Ltd.	61,364	0.0
1,700		Mitsui Matsushima Co., Ltd.	22,926	0.0
7,800		Mitsui OSK Lines Ltd.	236,682	0.1
12,000		Mitsui-Soko Holdings Co. Ltd.	35,453	0.0
6,300		Miura Co., Ltd.	138,749	0.1
600		Miyaji Engineering Group, Inc.	16,581	0.0
5,200		MonotaRO Co. Ltd.	139,085	0.1
3,100		Morita Holdings Corp.	48,235	0.0
3,100		Relia, Inc.	35,802	0.0
7,700		Nabtesco Corp.	286,492	0.1
1,900		NAC Co., Ltd.	16,560	0.0
15,000		Nachi-Fujikoshi Corp.	84,532	0.0
7,700		Nagase & Co., Ltd.	129,164	0.1
10,200		Nagoya Railroad Co., Ltd.	219,643	0.1
2,000		Nakabayashi Co. Ltd.	11,953	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,744	(1)	Namura Shipbuilding Co., Ltd.	$28,022	0.0
6,400	(1)	Nankai Electric Railway Co., Ltd.	158,412	0.1
830		NC Holdings Co. Ltd.	6,207	0.0
19,200		NGK Insulators Ltd.	359,738	0.1
8,000		Nichias Corp.	98,854	0.0
1,200		Nichiden Corp.	24,658	0.0
2,200		Nichiha Corp.	82,597	0.0
3,200		Nichireki Co., Ltd.	40,882	0.0
18,714		Nidec Corp.	2,300,529	0.7
4,600		Nihon M&A Center, Inc.	225,111	0.1
500	(1)	Nihon Trim Co., Ltd.	22,007	0.0
800		Nikko Co. Ltd./Hyogo	15,708	0.0
3,000		Nippo Corp.	64,222	0.0
800		Nippon Carbon Co., Ltd.	31,288	0.0
2,600		Nippon Densetsu Kogyo Co., Ltd.	54,753	0.0
5,300		Nippon Express Co., Ltd.	345,518	0.1
2,100		Nippon Hume Corp.	12,954	0.0
1,800		Nippon Kanzai Co., Ltd.	32,007	0.0
1,100		Nippon Koei Co. Ltd.	37,445	0.0
4,900		Nippon Holdings Co., Ltd.	121,237	0.1
26,400		Nippon Parking Development Co. Ltd.	38,938	0.0
600		Nippon Road Co., Ltd.	33,265	0.0
400		Nippon Seisen Co., Ltd.	17,643	0.0
8,000	(2)	Nippon Sharyo Ltd.	21,488	0.0
7,800	(2)	Nippon Sheet Glass Co., Ltd.	60,677	0.0
1,028		Nippon Steel & Sumikin Bussan Corp.	56,708	0.0
6,000		Nippon Thompson Co., Ltd.	33,267	0.0
12,088	(2)	Nippon Yusen KK	251,547	0.1
2,300		Mitsubishi Nichiyu Forklift Co., Ltd.	16,432	0.0
4,000		Nishimatsu Construction Co., Ltd.	115,649	0.1
3,400	(1)	Nishi-Nippon Railroad Co., Ltd.	81,875	0.0
1,400		Nishio Rent All Co., Ltd.	46,674	0.0
500		Nissei ASB Machine Co. Ltd	20,127	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	27,663	0.0
8,480		Nisshinbo Industries, Inc.	100,372	0.0
1,400		Nissin Corp.	36,334	0.0
2,300		Nissin Electric Co., Ltd.	28,357	0.0
1,500		Nitta Corp.	54,563	0.0
2,600		Nitto Boseki Co., Ltd.	79,851	0.0
2,500		Nitto Kogyo Corp.	44,225	0.0
1,000		Nitto Kohki Co., Ltd.	24,420	0.0
2,900		Nittoc Construction Co. Ltd.	14,889	0.0
3,600		Nomura Co., Ltd.	79,805	0.0
900		Noritake Co., Ltd.	43,062	0.0
3,100		Noritz Corp.	55,754	0.0
700		NS United Kaiun Kaisha Ltd.	15,359	0.0
29,600		NSK Ltd.	399,632	0.1
34,000		NTN Corp.	144,070	0.1
900		Obara Corp.	50,974	0.0
48,100		Obayashi Corp.	576,933	0.2
22,800		Odakyu Electric Railway Co., Ltd.	432,631	0.2
2,180		Oiles Corp.	40,440	0.0
3,600		Okabe Co., Ltd.	33,969	0.0
4,900		Okamura Corp.	56,006	0.0
1,000		OKK Corp.	11,736	0.0
2,000	(1)	Okuma Corp.	109,606	0.1
2,400		Okumura Corp.	91,804	0.0
1,900		Onoken Co., Ltd.	31,830	0.0
800		Organo Corp.	19,789	0.0
600		Origin Electric Co. Ltd.	11,108	0.0
6,100		OSG Corp.	138,905	0.1
5,950		OSJB Holdings Corp.	17,581	0.0
4,000		Outsourcing, Inc.	55,702	0.0
2,100		Oyo Corp.	32,569	0.0
7,600		Park24 Co., Ltd.	185,081	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	19,553	0.0
19,200		Penta-Ocean Construction Co., Ltd.	121,224	0.1
2,700		Pilot Corp.	129,121	0.1
3,500		Prestige International, Inc.	34,950	0.0
1,900		Pronexus, Inc.	22,620	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	19,398	0.0
3,800		Raito Kogyo Co., Ltd.	37,792	0.0
99,300		Recruit Holdings Co. Ltd.	2,150,190	0.7
2,200		Rheon Automatic Machinery Co., Ltd.	34,107	0.0
1,600		Ryobi Ltd.	43,116	0.0
700		Sakai Heavy Industries Ltd.	21,389	0.0
800		Sakai Moving Service Co., Ltd.	42,249	0.0
3,800	(2)	Sanix, Inc.	10,640	0.0
4,200		Sanki Engineering Co., Ltd.	47,138	0.0
2,300		Sankyo Tateyama, Inc.	32,691	0.0
4,000		Sankyu, Inc.	169,409	0.1
14,900		Sanwa Holdings Corp.	171,116	0.1
800		Sanyo Denki Co. Ltd.	45,195	0.0
1,800		Sata Construction Co., Ltd.	7,457	0.0
2,300		Sato Holding Corp.	54,465	0.0
2,300		Sato Shoji Corp.	23,868	0.0
2,000	(1)	SBS Holdings, Inc.	15,507	0.0
15,600		Secom Co., Ltd.	1,136,063	0.4
400		Seibu Electric Industry Co., Ltd.	8,776	0.0
20,400		Seibu Holdings, Inc.	348,452	0.1
4,300		Seikitokyu Kogyo Co., Ltd.	25,021	0.0
9,100		Seino Holdings Corp.	127,877	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,500		Sekisui Jushi Corp.	$27,821	0.0
6,700		Senko Group Holdings Co., Ltd.	47,772	0.0
1,200		Shibusawa Warehouse Co., Ltd.	21,400	0.0
1,100		Shibuya Corp.	35,772	0.0
2,000		Shima Seiki Manufacturing Ltd.	105,382	0.0
49,000		Shimizu Corp.	543,380	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	27,349	0.0
400		Shin-Keisei Electric Railway Co., Ltd.	7,572	0.0
6,000		Shinmaywa Industries Ltd.	54,524	0.0
2,700		Shinnihon Corp.	20,838	0.0
500		Shinsho Corp.	17,563	0.0
1,700		Shinwa Co., Ltd./Nagoya	34,531	0.0
1,400		SHO-BOND Holdings Co., Ltd.	79,800	0.0
11,000		Sinfonia Technology Co. Ltd.	47,165	0.0
3,400		Sintokogio Ltd.	36,808	0.0
4,500		SMC Corp.	1,590,126	0.5
2,000		Soda Nikka Co., Ltd.	10,380	0.0
3,700		Sodick Co., Ltd.	45,877	0.0
5,700		Sohgo Security Services Co., Ltd.	261,648	0.1
81,100		Sojitz Corp.	224,407	0.1
4,600	(1)	Sotetsu Holdings, Inc.	111,240	0.1
3,100		Star Micronics Co., Ltd.	53,404	0.0
100		Subaru Enterprise Co., Ltd.	6,088	0.0
800		Sugimoto & Co., Ltd.	11,939	0.0
8,600		Sumiseki Holdings, Inc.	8,720	0.0
88,300		Sumitomo Corp.	1,271,291	0.4
1,400		Sumitomo Densetsu Co., Ltd.	25,866	0.0
8,940		Sumitomo Heavy Industries	358,843	0.1
12,040		Sumitomo Mitsui Construction Co., Ltd.	69,629	0.0
4,000		Sumitomo Precision Products Co. Ltd.	12,452	0.0
10,000		Sumitomo Warehouse Co., Ltd./The	66,441	0.0
3,400	(2)	SWCC Showa Holdings Co., Ltd.	31,268	0.0
7,400		Tadano Ltd.	86,552	0.0
1,000		Taihei Dengyo Kaisha Ltd.	26,331	0.0
1,400		Taiheiyo Kouhatsu, Inc.	12,484	0.0
2,000		Taikisha Ltd.	55,164	0.0
16,500		Taisei Corp.	865,291	0.3
1,400		Takamatsu Construction Group Co., Ltd.	38,801	0.0
1,000		Takaoka Toko Co. Ltd.	17,871	0.0
1,200		Takara Printing Co., Ltd.	17,866	0.0
2,400		Takara Standard Co., Ltd.	41,399	0.0
4,800		Takasago Thermal Engineering Co., Ltd.	79,345	0.0
2,500		Takeei Corp.	26,869	0.0
3,000		Takeuchi Manufacturing Co. Ltd.	62,804	0.0
700		Takisawa Machine Tool Co., Ltd.	12,614	0.0
4,800		Takuma Co., Ltd.	58,369	0.0
3,000		Tanseisha Co., Ltd.	36,986	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	31,285	0.0
2,600		TechnoPro Holdings, Inc.	123,369	0.1
1,600		Teikoku Electric Manufacturing Co., Ltd.	16,661	0.0
2,000		Teikoku Sen-I Co., Ltd.	40,695	0.0
1,100		Tekken Corp.	35,431	0.0
12,200		Temp Holdings Co., Ltd.	284,263	0.1
10,400		THK Co., Ltd.	354,730	0.1
1,600	(2)	Toa Corp.	31,212	0.0
400		TOA Road Corp.	15,459	0.0
22,300		Tobishima Corp.	32,330	0.0
15,400		Tobu Railway Co., Ltd.	423,133	0.2
1,300		Tocalo Co., Ltd.	50,194	0.0
18,000		Toda Corp.	140,372	0.1
600		Toenec Corp.	17,927	0.0
6,400		Tokai Holdings Corp.	49,495	0.0
2,000		Tokyo Energy & Systems, Inc.	21,525	0.0
1,600		Tokyo Keiki, Inc.	22,332	0.0
2,500		Tokyo Sangyo Co. Ltd.	11,027	0.0
6,990		Tokyu Construction Co., Ltd.	57,393	0.0
38,900		Tokyu Corp.	550,932	0.2
4,700		Toli Corp.	16,644	0.0
1,900		Tomoe Corp.	7,099	0.0
2,000		Toppan Forms Co., Ltd.	21,228	0.0
39,000		Toppan Printing Co., Ltd.	386,890	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	23,287	0.0
10,000		Toshiba Machine Co., Ltd.	54,622	0.0
2,400		Toshiba Plant Systems & Services Corp.	40,374	0.0
2,000		Tosho Printing Co., Ltd.	19,105	0.0
2,100		Totetsu Kogyo Co., Ltd.	69,158	0.0
11,100		Toto Ltd.	467,804	0.2
6,400		Toyo Construction Co., Ltd.	29,448	0.0
2,200		Toyo Engineering Corp.	26,851	0.0
5,000		Toyo Logistics Co., Ltd.	13,983	0.0
1,200		Toyo Tanso Co., Ltd.	28,672	0.0
600		Toyo Wharf & Warehouse Co., Ltd.	10,422	0.0
15,900		Toyota Tsusho Corp.	522,563	0.2
600		Trancom Co. Ltd.	32,985	0.0
3,200	(1)	Trusco Nakayama Corp.	78,031	0.0
8,000		Tsubakimoto Chain Co.	63,939	0.0
600		Tsubakimoto Kogyo Co., Ltd.	15,091	0.0
5,000		Tsugami Corp.	42,272	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,300	(1)	Tsukishima Kikai Co., Ltd.	$39,988	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	23,120	0.0
800		Uchida Yoko Co., Ltd.	26,410	0.0
410		Ueki Corp.	9,933	0.0
800		Union Tool Co.	24,844	0.0
7,900		Ushio, Inc.	105,438	0.0
1,700		Wakachiku Construction Co., Ltd.	29,256	0.0
3,700		Wakita & Co. Ltd.	44,754	0.0
700		Weathernews, Inc.	22,184	0.0
13,800		West Japan Railway Co.	959,411	0.3
2,800		Yahagi Construction Co., Ltd.	24,082	0.0
3,600		Yamabiko Corp.	49,506	0.0
25,800		Yamato Holdings Co., Ltd.	521,158	0.2
5,600		Yamazen Corp.	60,647	0.0
2,100		Yasuda Logistics Corp.	16,875	0.0
2,600		Yokogawa Bridge Holdings Corp.	50,464	0.0
200		Yondenko Corp.	5,547	0.0
1,500		Yuasa Trading Co., Ltd.	53,023	0.0
400		Yuken Kogyo Co., Ltd.	9,440	0.0
2,000		Yusen Logistics Co. Ltd.	18,262	0.0
900		Yushin Precision Equipment Co., Ltd.	25,299	0.0
			69,959,539	22.1

		Information Technology: 12.0%
2,300		A&D Co., Ltd.	11,168	0.0
9,800	(1)	Advantest Corp.	183,740	0.1
2,000		Ai Holdings Corp.	50,045	0.0
400		Aichi Tokei Denki Co., Ltd.	14,192	0.0
1,200		Aiphone Co., Ltd.	19,509	0.0
1,280		Alpha Systems, Inc.	26,274	0.0
13,400	(1)	Alps Electric Co., Ltd.	354,145	0.1
4,800		Amano Corp.	113,630	0.1
10,800		Anritsu Corp.	89,710	0.0
1,000		Argo Graphics, Inc.	31,270	0.0
4,100		Arisawa Manufacturing Co., Ltd.	36,675	0.0
3,000		Asahi Net, Inc.	14,293	0.0
1,200		Ateam, Inc.	31,563	0.0
825		Axell Corp.	6,149	0.0
4,000		Broadleaf Co. Ltd.	34,422	0.0
17,700		Brother Industries Ltd.	412,690	0.1
2,200		CAC Holdings Corp.	20,875	0.0
1,600		Canon Electronics, Inc.	32,329	0.0
77,566		Canon, Inc.	2,654,385	0.9
3,300		Capcom Co., Ltd.	81,251	0.0
3,000		Computer Institute of Japan Ltd.	17,108	0.0
16,800		Citizen Watch Co., Ltd.	115,848	0.1
3,800		CMK Corp.	38,268	0.0
5,200	(1)	COLOPL, Inc.	60,057	0.0
4,300	(1)	Cookpad, Inc.	29,814	0.0
1,400		Cybernet Systems Co., Ltd.	9,522	0.0
3,600	(1)	Cybozu, Inc.	16,305	0.0
1,200		Dai-ichi Seiko Co. Ltd	27,778	0.0
2,900		Screen Holdings Co. Ltd.	201,449	0.1
1,500		Daiwabo Holdings Co., Ltd.	63,341	0.0
7,100		Dena Co., Ltd.	159,254	0.1
1,000		Denki Kogyo Co., Ltd.	25,382	0.0
4,000		Dexerials Corp.	49,003	0.0
700		Digital Arts, Inc.	30,249	0.0
2,800		Digital Garage, Inc.	59,613	0.0
2,300		Dip Corp.	52,584	0.0
1,800		Disco Corp.	366,850	0.1
1,800		DTS Corp.	49,356	0.0
300		E-Guardian, Inc.	5,774	0.0
1,700		Eizo Corp.	67,355	0.0
1,400		Elecom Co. Ltd	28,216	0.0
300	(2)	enish inc	5,865	0.0
800		Enplas Corp.	37,124	0.0
1,500		ESPEC Corp.	30,738	0.0
1,000		Excel Co., Ltd.	18,628	0.0
5,400		F N Communications, Inc.	60,555	0.0
899		Faith, Inc.	10,259	0.0
1,900		Fuji Soft, Inc.	55,549	0.0
29,800		Fuji Film Holdings Corp.	1,157,770	0.4
140,000		Fujitsu Ltd.	1,041,956	0.3
2,700		Furuno Electric Co., Ltd.	16,593	0.0
5,300		GMO internet, Inc.	64,635	0.0
1,000		GMO Payment Gateway, Inc.	62,646	0.0
2,600		Gurunavi, Inc.	37,783	0.0
9,000		Gree, Inc.	61,563	0.0
2,000	(1),(2)	Gumi, Inc.	19,926	0.0
32,800	(1)	GungHo Online Entertainment, Inc.	88,730	0.0
10,600		Hamamatsu Photonics KK	320,665	0.1
1,200	(1)	Hearts United Group Co. Ltd.	16,466	0.0
1,200		Hioki EE Corp.	25,632	0.0
2,265		Hirose Electric Co., Ltd.	318,931	0.1
5,000		Hitachi High-Technologies Corp.	181,594	0.1
3,600		Hitachi Kokusai Electric, Inc.	98,698	0.1
347,146		Hitachi Ltd.	2,447,676	0.8
2,600		Hitachi Maxell Ltd.	58,418	0.0
1,300		Hochiki Corp.	25,670	0.0
1,000		Hokuriku Electric Industry Co., Ltd.	14,046	0.0
2,900		Horiba Ltd.	164,196	0.1
4,400		Hosiden Corp.	71,838	0.0
10,200	(1)	Ibiden Co., Ltd.	162,735	0.1
1,100		Icom, Inc.	26,641	0.0
3,100		Ines Corp.	28,792	0.0
1,430		I-Net Corp.	20,620	0.0
7,300	(1)	Infomart Corp.	52,479	0.0
2,600		Innotech Corp.	21,579	0.0
2,700		Internet Initiative Japan, Inc.	50,458	0.0
1,000		Iriso Electronics Co. Ltd.	52,356	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,200		Information Services International-Dentsu Ltd.	$27,269	0.0
3,200		Istyle, Inc.	19,856	0.0
4,700		TIS, Inc.	138,806	0.1
3,900		Itfor, Inc.	22,344	0.0
3,200		Itochu Techno-Solutions Corp.	119,543	0.1
900		Iwatsu Electric Co., Ltd.	6,971	0.0
4,000		Japan Aviation Electronics Industry Ltd.	62,660	0.0
2,000		Japan Cash Machine Co., Ltd.	20,128	0.0
29,900	(1),(2)	Japan Display, Inc.	57,962	0.0
1,000		Japan Material Co. Ltd.	26,375	0.0
1,700		Jastec Co., Ltd.	20,767	0.0
1,100		JBCC Holdings, Inc.	10,804	0.0
2,700		Justsystems Corp.	57,200	0.0
1,200		Kaga Electronics Co., Ltd.	35,510	0.0
11,400	(1)	Kakaku.com, Inc.	145,437	0.1
1,500		Kanematsu Electronics Ltd.	44,315	0.0
6,600		Keyence Corp.	3,510,328	1.1
2,700	(1),(2)	KLab, Inc.	38,918	0.0
2,500		Koa Corp.	46,426	0.0
6,523		Konami Holdings Corp.	314,039	0.1
34,500		Konica Minolta, Inc.	283,458	0.1
23,500		Kyocera Corp.	1,458,548	0.5
3,700		Lasertec Corp.	76,175	0.0
3,200	(1),(2)	LINE Corp.	115,723	0.1
1,000	(2)	Livesense, Inc.	4,961	0.0
3,200		Macnica Fuji Electronics Holdings, Inc.	58,985	0.0
1,700		Mamezou Holdings Co. Ltd.	17,974	0.0
2,000		Marubun Corp.	15,152	0.0
700		Maruwa Co., Ltd./Aichi	39,597	0.0
3,300	(1)	Marvelous, Inc.	28,031	0.0
1,300		Megachips Corp.	42,718	0.0
1,000		Melco Holdings, Inc.	31,813	0.0
3,400	(1)	Micronics Japan Co. Ltd.	31,388	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	27,377	0.0
1,500		Miroku Jyoho Service Co. Ltd.	34,937	0.0
300		Mitsui High-Tec, Inc.	6,227	0.0
15,155		Murata Manufacturing Co., Ltd.	2,231,093	0.7
320		Mutoh Holdings Co., Ltd.	7,377	0.0
1,600		Nagano Keiki Co., Ltd.	16,949	0.0
19,700		NEC Corp.	534,411	0.2
1,600		NEC Networks & System Integration Corp.	38,225	0.0
6,500		Net One systems Co., Ltd.	68,833	0.0
15,800	(2)	Nexon Co. Ltd.	413,048	0.1
5,500		Nichicon Corp.	67,658	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	15,601	0.0
4,000		Nihon Unisys Ltd.	63,988	0.0
8,900		Nintendo Co., Ltd.	3,281,727	1.1
1,400		Nippon Ceramic Co., Ltd.	39,332	0.0
1,500		Nippon Chemi-Con Corp.	53,353	0.0
6,400		Nippon Electric Glass Co., Ltd.	248,090	0.1
4,800		Nippon Signal Co., Ltd.	51,685	0.0
2,400		Nissha Printing Co., Ltd.	65,193	0.0
2,100		Nohmi Bosai Ltd.	33,138	0.0
10,732		Nomura Research Institute Ltd.	419,117	0.2
1,400		Noritsu Koki Co., Ltd.	17,671	0.0
2,700		NS Solutions Corp.	59,585	0.0
4,150		NSD CO., Ltd.	77,067	0.0
44,200		NTT Data Corp.	472,987	0.2
900		OBIC Business Consultants Co., Ltd.	45,329	0.0
5,100		Obic Co., Ltd.	321,094	0.1
1,100		Oizumi Corp.	5,400	0.0
6,600		Oki Electric Industry Ltd.	87,998	0.0
15,500		Omron Corp.	790,383	0.3
1,300		Optex Group Co., Ltd.	48,761	0.0
2,200		Oracle Corp. Japan	172,924	0.1
4,000		Osaki Electric Co., Ltd.	30,998	0.0
4,100		Otsuka Corp.	262,956	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	20,968	0.0
8,100	(2)	Renesas Electronics Corp.	88,278	0.0
43,000		Ricoh Co., Ltd.	418,139	0.2
1,700		Riso Kagaku Corp.	30,951	0.0
7,000		Rohm Co., Ltd.	600,661	0.2
1,000		Roland DG Corp.	25,654	0.0
1,900		Ryosan Co., Ltd.	75,478	0.0
1,500		Ryoyo Electro Corp.	26,693	0.0
2,000		Sakura Internet, Inc.	15,679	0.0
9,000		Sanken Electric Co., Ltd.	49,596	0.0
2,100		Sanshin Electronics Co., Ltd.	31,166	0.0
2,000		Satori Electric Co., Ltd.	17,693	0.0
700		Saxa Holdings, Inc.	12,922	0.0
21,500	(1)	Seiko Epson Corp.	520,642	0.2
5,000		Shibaura Mechatronics Corp.	18,547	0.0
19,000		Shimadzu Corp.	374,750	0.1
500		Shindengen Electric Manufacturing Co., Ltd.	32,043	0.0
1,500	(2)	Shinkawa Ltd.	10,770	0.0
6,500		Shinko Electric Industries	43,863	0.0
1,400		Shinko Shoji Co., Ltd.	24,840	0.0
800		Siix Corp.	35,213	0.0
6,000		SMK Corp.	27,755	0.0
2,500		SMS Co. Ltd.	79,674	0.0
800		Softbank Technology Corp.	13,368	0.0
1,700		Sourcenext Corp.	8,322	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
5,800		Square Enix Holdings Co., Ltd.	$218,433	0.1
1,100		SRA Holdings	29,208	0.0
13,200		Sumco Corp.	208,269	0.1
500		Sumida Corp.	9,763	0.0
4,044		SCSK Corp.	171,786	0.1
1,600		Systena Corp.	39,940	0.0
1,740		Tachibana Eletech Co., Ltd.	28,077	0.0
7,200	(1)	Taiyo Yuden Co., Ltd.	106,627	0.1
800		Takachiho Koheki Co. Ltd.	7,918	0.0
7,000		Tamura Corp.	42,538	0.0
8,000		TDK Corp.	543,625	0.2
20,000	(2)	Teac Corp.	7,653	0.0
3,760		Koei Tecmo Holdings Co. Ltd.	79,073	0.0
1,600		TKC	49,064	0.0
9,700		Tokyo Electron Ltd.	1,493,306	0.5
3,000		Tokyo Seimitsu Co., Ltd.	106,460	0.1
7,600		Topcon Corp.	134,145	0.1
9,000		Toshiba Tec Corp.	49,639	0.0
700		Toukei Computer Co., Ltd.	19,006	0.0
1,700		Towa Corp.	26,898	0.0
3,100	(1)	Toyo Corp./Chuo-ku	28,126	0.0
1,800		Transcosmos, Inc.	41,569	0.0
6,900		Trend Micro, Inc.	339,936	0.1
1,500		UKC Holdings Corp.	25,953	0.0
2,500		Ulvac, Inc.	157,555	0.1
8,000		Uniden Holdings Corp.	21,370	0.0
300	(1)	V Technology Co. Ltd.	50,352	0.0
11,400		Wacom Co., Ltd.	53,197	0.0
103,200	(1)	Yahoo! Japan Corp.	490,500	0.2
1,600		Yamaichi Electronics Co., Ltd.	29,449	0.0
4,400		Azbil Corp.	188,867	0.1
16,900		Yaskawa Electric Corp.	536,401	0.2
15,900		Yokogawa Electric Corp.	270,947	0.1
1,500		Yokowo Co., Ltd.	19,242	0.0
			37,890,501	12.0

		Materials: 7.4%
1,900		Achilles Corp.	38,171	0.0
6,600		ADEKA Corp.	120,437	0.1
900		Aichi Steel Corp.	35,416	0.0
12,100		Air Water, Inc.	223,423	0.1
2,000		Alconix Corp.	36,004	0.0
1,900		Asahi Holdings, Inc.	39,144	0.0
94,000		Asahi Kasei Corp.	1,158,313	0.4
1,200		Asahi Yukizia Corp.	15,929	0.0
2,700		Asia Pile Holdings Corp.	14,889	0.0
1,800		Carlit Holdings Co. Ltd.	12,750	0.0
800		Chuetsu Pulp & Paper Co., Ltd.	15,129	0.0
5,000		Chugoku Marine Paints Ltd.	41,829	0.0
2,400		Dai Nippon Toryo Co., Ltd.	36,989	0.0
19,800		Daicel Corp.	238,743	0.1
2,500		Daido Steel Co., Ltd.	148,514	0.1
4,000		DKS Co. Ltd.	25,351	0.0
1,300		Daiken Corp.	32,858	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	29,845	0.0
1,400		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	63,922	0.0
5,500	(1)	Daio Paper Corp.	64,962	0.0
1,600	(1)	Osaka Soda Co., Ltd.	41,260	0.0
5,800		Denka Co., Ltd.	191,303	0.1
6,100		DIC Corp.	221,189	0.1
3,400		Dowa Holdings Co., Ltd.	124,878	0.1
1,200		JCU Corp.	53,588	0.0
1,400		FP Corp.	71,582	0.0
3,300		Fuji Seal International, Inc.	99,845	0.0
2,000		Fujikura Kasei Co., Ltd.	11,842	0.0
1,400		Fujimi, Inc.	32,657	0.0
1,400		Fujimori Kogyo Co., Ltd.	47,312	0.0
2,233		UACJ Corp.	63,679	0.0
1,200		Godo Steel Ltd.	22,495	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	17,409	0.0
500		Hakudo Co., Ltd.	9,453	0.0
3,000		Harima Chemicals, Inc.	26,728	0.0
8,400		Hitachi Chemical Co., Ltd.	230,501	0.1
14,620		Hitachi Metals Ltd.	203,742	0.1
5,000		Hokkan Holdings Ltd.	19,206	0.0
8,400	(1)	Hokuetsu Kishu Paper Co. Ltd.	52,493	0.0
3,600	(2)	Ishihara Sangyo Kaisha Ltd.	51,110	0.0
500		Japan Pure Chemical Co. Ltd.	12,120	0.0
40,847		JFE Holdings, Inc.	798,959	0.3
800		JSP Corp.	24,541	0.0
14,900		JSR Corp.	283,307	0.1
20,000		Kaneka Corp.	155,400	0.1
15,800	(1)	Kansai Paint Co., Ltd.	398,015	0.1
3,800	(1)	Kanto Denka Kogyo Co., Ltd.	40,622	0.0
2,000		KH Neochem Co. Ltd.	49,042	0.0
5,800		Kimoto Co., Ltd.	13,107	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	18,540	0.0
26,500		Kobe Steel Ltd.	303,485	0.1
1,100		Kohsoku Corp.	11,684	0.0
2,800		Konishi Co., Ltd.	49,584	0.0
400		Krosaki Harima Corp.	19,173	0.0
5,539		Kumiai Chemical Industry Co., Ltd.	39,888	0.0
25,000		Kuraray Co., Ltd.	467,745	0.2
1,200		KUREHA Corp.	65,351	0.0
900		Kurimoto Ltd.	18,756	0.0
1,800	(1)	Kyoei Steel Ltd.	28,089	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	9,337	0.0
3,100		Lintec Corp.	84,138	0.0
4,800		Maruichi Steel Tube Ltd.	139,745	0.1
1,800		MEC Co., Ltd./Japan	29,602	0.0
1,000		Mitani Sekisan Co. Ltd.	22,772	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
101,700		Mitsubishi Chemical Holdings Corp.	$969,605	0.3
14,000		Mitsubishi Gas Chemical Co., Inc.	328,489	0.1
9,052		Mitsubishi Materials Corp.	313,535	0.1
4,200	(2)	Mitsubishi Paper Mills Ltd.	28,310	0.0
1,100		Mitsubishi Steel Manufacturing Co., Ltd.	28,121	0.0
13,800		Mitsui Chemicals, Inc.	419,761	0.1
4,200		Mitsui Mining & Smelting Co., Ltd.	217,917	0.1
800		Moresco Corp.	15,365	0.0
1,700		Nakayama Steel Works Ltd.	10,998	0.0
3,300		Neturen Co., Ltd.	33,228	0.0
4,400		Nihon Nohyaku Co., Ltd.	24,667	0.0
8,000		Nihon Parkerizing Co., Ltd.	128,166	0.1
12,000		Nihon Yamamura Glass Co., Ltd.	21,238	0.0
600		Nippon Carbide Industries Co., Inc.	13,250	0.0
5,000		Nippon Concrete Industries Co., Ltd.	19,748	0.0
10,400		Nippon Denko Co., Ltd.	41,508	0.0
2,300		Nippon Fine Chemical Co., Ltd.	19,370	0.0
10,000		Nippon Kayaku Co., Ltd.	154,021	0.1
700		Nippon Kinzoku Co., Ltd.	19,756	0.0
1,600		Nippon Koshuha Steel Co., Ltd.	16,074	0.0
34,700		Nippon Light Metal Holdings Co. Ltd.	98,833	0.0
11,700		Nippon Paint Holdings Co., Ltd.	398,026	0.1
6,329	(1)	Nippon Paper Industries Co. Ltd.	117,749	0.1
1,800		Nippon Pillar Packing Co., Ltd.	27,210	0.0
2,300		Nippon Shokubai Co., Ltd.	162,573	0.1
10,000		Nippon Soda Co., Ltd.	60,804	0.0
67,765		Nippon Steel & Sumitomo Metal Corp.	1,558,161	0.5
1,700		Nippon Valqua Industries Ltd.	41,545	0.0
13,600	(2)	Nippon Yakin Kogyo Co., Ltd.	28,331	0.0
8,000		Nissan Chemical Industries Ltd.	281,535	0.1
5,376		Nisshin Steel Co. Ltd.	68,809	0.0
500		Nittetsu Mining Co., Ltd.	36,497	0.0
10,900		Nitto Denko Corp.	909,183	0.3
5,500		NOF Corp.	155,634	0.1
59,000		OJI Paper Co., Ltd.	318,575	0.1
5,000		Okamoto Industries, Inc.	52,096	0.0
4,000		Okura Industrial Co., Ltd.	28,993	0.0
800		Osaka Steel Co., Ltd.	18,144	0.0
1,900		OSAKA Titanium Technologies Co., Ltd.	27,664	0.0
1,100	(1),(2)	Pacific Metals Co., Ltd.	28,047	0.0
1,200		Pack Corp.	42,576	0.0
1,000		Rasa Industries Ltd.	18,035	0.0
14,100		Rengo Co., Ltd.	83,929	0.0
3,000		Riken Technos Corp.	18,305	0.0
1,200		Sakai Chemical Industry Co. Ltd.	30,740	0.0
3,400		Sakata INX Corp.	62,797	0.0
900		Sanyo Chemical Industries Ltd.	52,447	0.0
1,800		Sanyo Special Steel Co., Ltd.	46,183	0.0
1,100	(1)	Seiko PMC Corp.	11,825	0.0
2,700		Sekisui Plastics Co., Ltd.	33,954	0.0
2,000		Shikoku Chemicals Corp.	30,269	0.0
400		Shinagawa Refractories Co., Ltd.	13,334	0.0
27,100		Shin-Etsu Chemical Co., Ltd.	2,425,449	0.8
3,800		Shin-Etsu Polymer Co., Ltd.	34,513	0.0
10,300		Showa Denko KK	321,371	0.1
900		Stella Chemifa Corp.	38,407	0.0
13,000		Sumitomo Bakelite Co., Ltd.	95,844	0.0
111,000		Sumitomo Chemical Co., Ltd.	694,423	0.2
19,500		Sumitomo Metal Mining Co., Ltd.	627,769	0.2
29,000	(1)	Sumitomo Osaka Cement Co., Ltd.	128,258	0.1
700		Sumitomo Seika Chemicals Co., Ltd.	33,483	0.0
2,200		T Hasegawa Co., Ltd.	42,168	0.0
9,012		Taiheiyo Cement Corp.	348,171	0.1
800		Taisei Lamick Co., Ltd.	21,515	0.0
1,400		Taiyo Ink Manufacturing Co., Ltd.	65,268	0.0
10,900	(1)	Taiyo Nippon Sanso Corp.	129,179	0.1
1,100		Takasago International Corp.	37,868	0.0
4,000		Takiron Co., Ltd.	25,617	0.0
1,500		Tayca Corp.	29,412	0.0
12,100		Teijin Ltd.	238,719	0.1
1,400		Tenma Corp.	28,337	0.0
8,200		Toagosei Co., Ltd.	109,926	0.0
400	(1)	Toda Kogyo Corp.	17,475	0.0
3,000		Toho Titanium Co., Ltd.	21,659	0.0
1,000		Toho Zinc Co., Ltd.	43,164	0.0
13,900		Tokai Carbon Co., Ltd.	130,916	0.1
900		Tokushu Tokai Holdings Co., Ltd.	35,166	0.0
4,800	(1)	Tokuyama Corp.	113,787	0.1
2,900		Tokyo Ohka Kogyo Co., Ltd.	103,134	0.0
1,400		Tokyo Rope Manufacturing Co., Ltd.	21,143	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
8,700		Tokyo Steel Manufacturing Co., Ltd.	$71,806	0.0
1,000		Tokyo Tekko Co., Ltd.	20,169	0.0
6,000		Tomoegawa Co., Ltd.	17,518	0.0
1,200		Tomoku Co., Ltd.	21,071	0.0
1,200		Topy Industries Ltd.	40,140	0.0
109,300		Toray Industries, Inc.	1,060,580	0.4
22,000		Tosoh Corp.	496,587	0.2
14,000		Toyo Ink SC Holdings Co., Ltd.	78,848	0.0
3,500		Toyo Kohan Co., Ltd.	16,331	0.0
9,700		Toyo Seikan Group Holdings, Ltd.	162,097	0.1
5,700		Toyobo Co., Ltd.	108,588	0.0
4,000		TYK Corp.	12,878	0.0
7,600		Ube Industries Ltd.	219,941	0.1
1,000		Wood One Co., Ltd.	16,140	0.0
1,800		W-Scope Corp.	36,515	0.0
3,000		Yamato Kogyo Co., Ltd.	81,317	0.0
2,100		Yodogawa Steel Works Ltd.	57,553	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	16,244	0.0
13,000		Zeon Corp.	168,656	0.1
			23,418,942	7.4

		Real Estate: 3.0%
9,470		Aeon Mall Co., Ltd.	168,579	0.1
3,700		Airport Facilities Co., Ltd.	19,546	0.0
3,800		Daibiru Corp.	42,025	0.0
2,900		Daikyo, Inc.	56,976	0.0
5,900		Daito Trust Construction Co., Ltd.	1,074,877	0.4
47,960		Daiwa House Industry Co., Ltd.	1,656,660	0.5
1,120		Goldcrest Co., Ltd.	26,569	0.0
2,900		Heiwa Real Estate Co., Ltd.	49,440	0.0
17,000		Ichigo, Inc.	58,261	0.0
4,200		Keihanshin Building Co. Ltd.	28,350	0.0
19,800		Kenedix, Inc.	110,166	0.0
18,300		Leopalace21 Corp.	127,532	0.1
106,700		Mitsubishi Estate Co., Ltd.	1,854,381	0.6
76,000		Mitsui Fudosan Co., Ltd.	1,647,910	0.5
9,200		Nomura Real Estate Holdings, Inc.	196,255	0.1
8,900		NTT Urban Development Corp.	88,615	0.0
2,500		Open House Co. Ltd.	87,355	0.0
7,600		Relo Holdings, Inc.	173,890	0.1
29,600		Hulic Co. Ltd.	290,242	0.1
34,000		Sumitomo Realty & Development Co., Ltd.	1,028,680	0.3
2,300		Sun Frontier Fudousan Co., Ltd.	24,870	0.0
6,000		Takara Leben Co., Ltd.	29,340	0.0
5,300		TOC Co., Ltd.	46,663	0.0
500		Tokyo Rakutenchi Co., Ltd.	25,690	0.0
15,400		Tokyo Tatemono Co., Ltd.	196,994	0.1
700		Tokyo Theatres Co., Inc.	9,175	0.0
34,896		Tokyu Fudosan Holdings Corp.	210,629	0.1
3,600		Tosei Corp.	31,632	0.0
1,500		Unizo Holdings Co. Ltd.	34,796	0.0
			9,396,098	3.0

		Telecommunication Services: 5.2%
17,400	(1),(2)	Japan Communications, Inc.	21,682	0.0
139,200		KDDI Corp.	3,669,309	1.2
114,400		Nippon Telegraph & Telephone Corp.	5,241,891	1.7
104,500		NTT DoCoMo, Inc.	2,388,534	0.7
64,250		SoftBank Group Corp.	5,210,437	1.6
			16,531,853	5.2

		Utilities: 1.6%
47,900		Chubu Electric Power Co., Inc.	595,293	0.2
20,300	(1)	Chugoku Electric Power Co., Inc.	215,651	0.1
11,200		Electric Power Development Co., Ltd.	281,353	0.1
2,500		eRex Co. Ltd.	23,306	0.0
14,200	(2)	Hokkaido Electric Power Co., Inc.	101,405	0.0
6,000		Hokkaido Gas Co., Ltd.	15,142	0.0
13,500		Hokuriku Electric Power Co.	113,314	0.0
1,200		K&O Energy Group, Inc.	19,560	0.0
59,000		Kansai Electric Power Co., Inc.	755,170	0.2
32,100	(1)	Kyushu Electric Power Co., Inc.	341,014	0.1
2,557		Okinawa Electric Power Co., Inc.	56,216	0.0
27,800		Osaka Gas Co., Ltd.	516,703	0.2
1,600		Saibu Gas Co., Ltd.	40,120	0.0
12,900	(1)	Shikoku Electric Power Co., Inc.	151,684	0.1
4,100		Shizuoka Gas Co., Ltd.	32,459	0.0
7,200		Toho Gas Co., Ltd.	210,864	0.1
36,200		Tohoku Electric Power Co., Inc.	460,624	0.1
123,000	(2)	Tokyo Electric Power Co., Inc.	496,893	0.2
30,800		Tokyo Gas Co., Ltd.	754,247	0.2
			5,181,018	1.6

	Total Common Stock
	(Cost $229,689,510)		313,015,395	98.9

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Securities Lending Collateral(4): 3.4%
531,464	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $531,510, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $542,093, due 08/15/18-02/15/37)	$531,464	0.2
2,525,910	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,526,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,576,428, due 10/12/17-05/20/67)	2,525,910	0.8
2,525,910	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,526,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,576,428, due 10/12/17-12/01/51)	2,525,910	0.8
2,525,910	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,526,132, collateralized by various U.S. Government Agency Obligations, 1.830%-4.500%, Market Value plus accrued interest $2,576,428, due 01/01/26-07/15/52)	2,525,910	0.8
2,525,910	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,526,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,576,428, due 11/15/17-08/20/67)	2,525,910	0.8
		10,635,104	3.4

	Total Short-Term Investments
	(Cost $10,635,104)	10,635,104	3.4

	Total Investments in Securities (Cost $240,324,614)	$323,650,499	102.3
	Liabilities in Excess of Other Assets	(7,228,397)	(2.3)
	Net Assets	$316,422,102	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$42,814	$61,038,428	$–	$61,081,242
Consumer Staples	44,273	26,315,646	–	26,359,919
Energy	–	3,019,983	–	3,019,983
Financials	–	39,410,640	–	39,410,640
Health Care	19,764	20,745,896	–	20,765,660
Industrials	8,776	69,950,763	–	69,959,539
Information Technology	–	37,890,501	–	37,890,501
Materials	–	23,418,942	–	23,418,942
Real Estate	–	9,396,098	–	9,396,098
Telecommunication Services	–	16,531,853	–	16,531,853
Utilities	–	5,181,018	–	5,181,018
Total Common Stock	115,627	312,899,768	–	313,015,395
Short-Term Investments	–	10,635,104	–	10,635,104
Total Investments, at fair value	$115,627	$323,534,872	$–	$323,650,499
Other Financial Instruments+
Forward Foreign Currency Contracts	–	10,849	–	10,849
Futures	33,596	–	–	33,596
Total Assets	$149,223	$323,545,721	$–	$323,694,944
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(43,265)	$–	$(43,265)
Total Liabilities	$–	$(43,265)	$–	$(43,265)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 230,000,000	USD 2,072,789	Bank of America N.A.	12/20/17	$(20,666)
JPY 45,000,000	USD 399,719	Brown Brothers Harriman & Co.	10/03/17	192
USD 401,219	JPY 45,000,000	Brown Brothers Harriman & Co.	12/20/17	(283)
USD 900,550	JPY 100,000,000	Goldman Sachs & Co.	12/20/17	8,322
USD 805,340	JPY 90,000,000	Societe Generale	12/20/17	2,335
JPY 260,000,000	USD 2,342,108	Societe Generale	12/20/17	(22,316)
				$(32,416)

At September 30, 2017, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	26	12/07/17	$3,870,251	$33,596
			$3,870,251	$33,596

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$10,849
Equity contracts	Futures contracts	33,596
Total Asset Derivatives		$44,445

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$43,265
Total Liability Derivatives		$43,265

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Bank of America N.A.	Brown Brothers Harriman & Co.	Goldman Sachs & Co.	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$-	$192	$8,322	$2,335	$10,849
Total Assets	$-	$192	$8,322	$2,335	$10,849

Liabilities:
Forward foreign currency contracts	$20,666	$283	$-	$22,316	$43,265
Total Liabilities	$20,666	$283	$-	$22,316	$43,265

Net OTC derivative instruments by counterparty, at fair value	$(20,666)	$(91)	$8,322	$(19,981)	$(32,416)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$(20,666)	$(91)	$8,322	$(19,981)	$(32,416)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $244,638,857.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$88,589,781
Gross Unrealized Depreciation	(9,342,388)

Net Unrealized Appreciation	$79,247,393

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 17.6%
29,234	(1)	Amazon.com, Inc.	$28,104,106	4.2
26,182		CBS Corp. - Class B	1,518,556	0.2
9,456	(1)	Charter Communications, Inc.	3,436,500	0.5
320,531		Comcast Corp. – Class A	12,334,033	1.8
12,497	(1)	Dish Network Corp. - Class A	677,712	0.1
88,412		Home Depot, Inc.	14,460,667	2.1
26,529		Las Vegas Sands Corp.	1,702,101	0.3
62,167		Lowe's Cos, Inc.	4,969,630	0.7
23,248		Marriott International, Inc.	2,563,325	0.4
60,040		McDonald's Corp.	9,407,067	1.4
30,170	(1)	Netflix, Inc.	5,471,330	0.8
97,225		Nike, Inc.	5,041,116	0.8
3,611	(1)	Priceline.com, Inc.	6,611,091	1.0
103,790		Starbucks Corp.	5,574,561	0.8
9,553	(1),(2)	Tesla, Inc.	3,258,528	0.5
47,406		TJX Cos., Inc.	3,495,244	0.5
3,980		Twenty-First Century Fox, Inc. - Class A	104,992	0.0
1,679		Twenty-First Century Fox, Inc. - Class B	43,301	0.0
78,651		Walt Disney Co.	7,752,629	1.2
25,627		Yum! Brands, Inc.	1,886,403	0.3
			118,412,892	17.6

		Consumer Staples: 7.5%
142,172		Altria Group, Inc.	9,016,548	1.3
211,458		Coca-Cola Co.	9,517,724	1.4
10,007		Colgate-Palmolive Co.	729,010	0.1
11,893		Constellation Brands, Inc.	2,372,059	0.4
32,102		Costco Wholesale Corp.	5,274,038	0.8
16,030		Estee Lauder Cos., Inc.	1,728,675	0.3
30,126		General Mills, Inc.	1,559,322	0.2
22,187		Kimberly-Clark Corp.	2,610,966	0.4
36,193		Kroger Co.	726,032	0.1
30,371	(1)	Monster Beverage Corp.	1,677,998	0.3
91,436		PepsiCo, Inc.	10,188,713	1.5
10,279		Philip Morris International, Inc.	1,141,072	0.2
9,611		Procter & Gamble Co.	874,409	0.1
36,196		Sysco Corp.	1,952,774	0.3
12,805		Walgreens Boots Alliance, Inc.	988,802	0.1
			50,358,142	7.5

		Energy: 0.4%
3,991		EOG Resources, Inc.	386,089	0.1
43,034		Halliburton Co.	1,980,855	0.3
			2,366,944	0.4

		Financials: 2.2%
8,217		American International Group, Inc.	504,442	0.1
7,417		Allstate Corp.	681,696	0.1
19,141		Aon PLC	2,796,500	0.4
2,225		Capital One Financial Corp.	188,369	0.0
69,256		Charles Schwab Corp.	3,029,257	0.5
20,509		Intercontinental Exchange, Inc.	1,408,968	0.2
37,808		Marsh & McLennan Cos., Inc.	3,168,689	0.5
18,958		S&P Global, Inc.	2,963,325	0.4
1,407		State Street Corp.	134,425	0.0
			14,875,671	2.2

		Health Care: 13.4%
117,171		AbbVie, Inc.	10,411,815	1.6
7,672		Aetna, Inc.	1,219,925	0.2
12,913	(1)	Alexion Pharmaceuticals, Inc.	1,811,565	0.3
15,585		Amgen, Inc.	2,905,823	0.4
3,404		Baxter International, Inc.	213,601	0.0
16,434		Becton Dickinson & Co.	3,220,242	0.5
14,659	(1)	Biogen, Inc.	4,590,026	0.7
100,598	(1)	Boston Scientific Corp.	2,934,444	0.4
59,616		Bristol-Myers Squibb Co.	3,799,924	0.6
56,987	(1)	Celgene Corp.	8,309,844	1.2
15,968		Cigna Corp.	2,985,058	0.4
71,850		Eli Lilly & Co.	6,146,049	0.9
3,003	(1)	Express Scripts Holding Co.	190,150	0.0
68,410		Gilead Sciences, Inc.	5,542,578	0.8
1,548	(1)	HCA Healthcare, Inc.	123,205	0.0
9,973		Humana, Inc.	2,429,722	0.4
2,685	(1)	Intuitive Surgical, Inc.	2,808,188	0.4
30,360		Johnson & Johnson	3,947,104	0.6
1,623		McKesson Corp.	249,309	0.0
7,364		Medtronic PLC	572,698	0.1
11,082		Merck & Co., Inc.	709,581	0.1
5,758	(1)	Regeneron Pharmaceuticals, Inc.	2,574,517	0.4
24,995		Stryker Corp.	3,549,790	0.5
13,226		Thermo Fisher Scientific, Inc.	2,502,359	0.4
70,534		UnitedHealth Group, Inc.	13,814,084	2.1
18,508	(1)	Vertex Pharmaceuticals, Inc.	2,813,956	0.4
			90,375,557	13.4

		Industrials: 10.9%
42,662		3M Co.	8,954,754	1.3
40,992		Boeing Co.	10,420,576	1.6
37,851		Caterpillar, Inc.	4,720,398	0.7
57,561		CSX Corp.	3,123,260	0.5
23,400		Deere & Co.	2,938,806	0.4
6,713		Emerson Electric Co.	421,845	0.1
18,204		FedEx Corp.	4,106,458	0.6
7,811		General Dynamics Corp.	1,605,785	0.2
111,293		General Electric Co.	2,691,065	0.4
32,710		Honeywell International, Inc.	4,636,315	0.7
22,396		Illinois Tool Works, Inc.	3,313,712	0.5

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,582		Lockheed Martin Corp.	$5,145,229	0.8
11,862		Northrop Grumman Corp.	3,412,935	0.5
7,942		Raytheon Co.	1,481,818	0.2
41,281		Southwest Airlines Co.	2,310,910	0.3
53,909		Union Pacific Corp.	6,251,827	0.9
50,740		United Parcel Service, Inc. - Class B	6,093,367	0.9
26,851		Waste Management, Inc.	2,101,628	0.3
			73,730,688	10.9

		Information Technology: 40.1%
45,608		Accenture PLC	6,160,273	0.9
54,391		Activision Blizzard, Inc.	3,508,763	0.5
36,324	(1)	Adobe Systems, Inc.	5,418,814	0.8
21,900	(1)	Alphabet, Inc. - Class A	21,324,468	3.2
22,247	(1)	Alphabet, Inc. - Class C	21,337,320	3.2
383,907		Apple, Inc.	59,167,747	8.8
79,397		Applied Materials, Inc.	4,135,790	0.6
32,912		Automatic Data Processing, Inc.	3,597,940	0.5
29,745		Broadcom Ltd.	7,214,352	1.1
42,997		Cognizant Technology Solutions Corp.	3,119,002	0.5
3,869		Corning, Inc.	115,761	0.0
22,038	(1)	Electronic Arts, Inc.	2,601,806	0.4
171,731	(1)	Facebook, Inc.	29,343,676	4.4
43,424		International Business Machines Corp.	6,299,954	0.9
17,878		Intuit, Inc.	2,541,179	0.4
69,299		Mastercard, Inc. - Class A	9,785,019	1.4
58,166	(1)	Micron Technology, Inc.	2,287,669	0.3
551,865		Microsoft Corp.	41,108,424	6.1
41,818		Nvidia Corp.	7,475,804	1.1
14,241	(1)	NXP Semiconductor NV - NXPI - US	1,610,515	0.2
17,136		Oracle Corp.	828,526	0.1
83,273	(1)	PayPal Holdings, Inc.	5,331,970	0.8
49,717	(1)	Salesforce.com, Inc.	4,644,562	0.7
73,414		Texas Instruments, Inc.	6,580,831	1.0
135,939		Visa, Inc. - Class A	14,306,220	2.1
5,238	(1),(2)	VMware, Inc.	571,937	0.1
			270,418,322	40.1

		Materials: 2.9%
81,886		DowDuPont, Inc.	5,668,968	0.8
18,870		Ecolab, Inc.	2,426,870	0.4
10,404		LyondellBasell Industries NV - Class A	1,030,516	0.1
32,251		Monsanto Co.	3,864,315	0.6
17,521		PPG Industries, Inc.	1,903,832	0.3
18,435		Praxair, Inc.	2,576,107	0.4
6,023		Sherwin-Williams Co.	2,156,475	0.3
			19,627,083	2.9

		Real Estate: 2.3%
31,049		American Tower Corp.	4,243,778	0.6
29,550		Crown Castle International Corp.	2,954,409	0.4
5,710		Equinix, Inc.	2,548,373	0.4
10,872		Public Storage, Inc.	2,326,499	0.4
20,703		Simon Property Group, Inc.	3,333,390	0.5
			15,406,449	2.3

		Telecommunication Services: 1.2%
13,333	(1)	T-Mobile US, Inc.	822,113	0.1
150,244		Verizon Communications, Inc.	7,435,575	1.1
			8,257,688	1.2

	Total Common Stock
	(Cost $303,396,930)		663,829,436	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateral(3): 0.5%
858,074		BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $858,149, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $875,235, due 11/01/18-08/20/67)	858,074	0.1
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/12/17-05/20/67)	1,000,000	0.2
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	1,000,000	0.1

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 02/08/18-08/20/47)	$1,000,000	0.1
		3,858,074	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
9,961,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $9,961,000)	9,961,000	1.5

	Total Short-Term Investments
	(Cost $13,819,074)	13,819,074	2.0

	Total Investments in Securities (Cost $317,216,004)	$677,648,510	100.5
	Liabilities in Excess of Other Assets	(3,516,231)	(0.5)
	Net Assets	$674,132,279	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$663,829,436	$–	$–	$663,829,436
Short-Term Investments	9,961,000	3,858,074	–	13,819,074
Total Investments, at fair value	$673,790,436	$3,858,074	$–	$677,648,510
Other Financial Instruments+
Futures	242,142	–	–	242,142
Total Assets	$674,032,578	$3,858,074	$–	$677,890,652

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	86	12/15/17	$10,819,230	$242,142
			$10,819,230	$242,142

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$242,142
Total Asset Derivatives		$242,142

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $317,379,335.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$362,351,587
Gross Unrealized Depreciation	(1,840,270)

Net Unrealized Appreciation	$360,511,317

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 11.3%
20,303	(1)	Amazon.com, Inc.	$19,518,289	2.2
20,792		Carnival Corp.	1,342,539	0.1
18,180		CBS Corp. - Class B	1,054,440	0.1
9,762	(1)	Charter Communications, Inc.	3,547,706	0.4
240,662		Comcast Corp. – Class A	9,260,674	1.0
11,260	(1)	Dish Network Corp. - Class A	610,630	0.1
198,963		Ford Motor Co.	2,381,587	0.3
67,646		General Motors Co.	2,731,546	0.3
61,403		Home Depot, Inc.	10,043,075	1.1
18,427		Las Vegas Sands Corp.	1,182,276	0.1
43,194		Lowe's Cos, Inc.	3,452,928	0.4
16,140		Marriott International, Inc.	1,779,596	0.2
41,696		McDonald's Corp.	6,532,929	0.7
20,952	(1)	Netflix, Inc.	3,799,645	0.4
67,510		Nike, Inc.	3,500,394	0.4
2,508	(1)	Priceline.com, Inc.	4,591,697	0.5
72,080		Starbucks Corp.	3,871,417	0.4
28,214		Target Corp.	1,664,908	0.2
6,634	(1),(2)	Tesla, Inc.	2,262,857	0.3
39,625		Time Warner, Inc.	4,059,581	0.5
32,930		TJX Cos., Inc.	2,427,929	0.3
53,232		Twenty-First Century Fox, Inc. - Class A	1,404,260	0.2
22,376		Twenty-First Century Fox, Inc. - Class B	577,077	0.1
79,973		Walt Disney Co.	7,882,939	0.9
17,792		Yum! Brands, Inc.	1,309,669	0.1
			100,790,588	11.3

		Consumer Staples: 9.1%
98,733		Altria Group, Inc.	6,261,647	0.7
28,410		Archer-Daniels-Midland Co.	1,207,709	0.1
196,333		Coca-Cola Co.	8,836,948	1.0
43,969		Colgate-Palmolive Co.	3,203,142	0.4
8,258		Constellation Brands, Inc.	1,647,058	0.2
22,296		Costco Wholesale Corp.	3,663,010	0.4
52,016		CVS Health Corp.	4,229,941	0.5
11,139		Estee Lauder Cos., Inc.	1,201,230	0.1
29,420		General Mills, Inc.	1,522,779	0.2
18,084		Kimberly-Clark Corp.	2,128,125	0.2
30,696		Kraft Heinz Co.	2,380,475	0.3
46,439		Kroger Co.	931,566	0.1
74,905		Mondelez International, Inc.	3,045,637	0.3
21,093	(1)	Monster Beverage Corp.	1,165,388	0.1
72,991		PepsiCo, Inc.	8,133,387	0.9
79,300		Philip Morris International, Inc.	8,803,093	1.0
130,829		Procter & Gamble Co.	11,902,823	1.3
25,137		Sysco Corp.	1,356,141	0.2
47,377		Walgreens Boots Alliance, Inc.	3,658,452	0.4
74,455		Wal-Mart Stores, Inc.	5,817,914	0.7
			81,096,465	9.1

		Energy: 6.0%
28,627		Anadarko Petroleum Corp.	1,398,429	0.2
96,591		Chevron Corp.	11,349,442	1.3
62,292		ConocoPhillips	3,117,714	0.4
29,451		EOG Resources, Inc.	2,849,090	0.3
216,654		Exxon Mobil Corp.	17,761,295	2.0
44,196		Halliburton Co.	2,034,342	0.2
98,239		Kinder Morgan, Inc.	1,884,224	0.2
39,013		Occidental Petroleum Corp.	2,505,025	0.3
22,272		Phillips 66	2,040,338	0.2
8,630		Pioneer Natural Resources Co.	1,273,270	0.1
71,039		Schlumberger Ltd.	4,955,681	0.6
22,815		Valero Energy Corp.	1,755,158	0.2
			52,924,008	6.0

		Financials: 14.8%
19,830		Aflac, Inc.	1,613,964	0.2
46,036		American International Group, Inc.	2,826,150	0.3
18,590		Allstate Corp.	1,708,607	0.2
37,534		American Express Co.	3,395,326	0.4
13,295		Aon PLC	1,942,399	0.2
504,233		Bank of America Corp.	12,777,264	1.4
51,493		Bank of New York Mellon Corp.	2,730,159	0.3
41,366		BB&T Corp.	1,941,720	0.2
98,305	(1)	Berkshire Hathaway, Inc. – Class B	18,021,273	2.0
6,351		Blackrock, Inc.	2,839,469	0.3
4,244	(1)	Brighthouse Financial, Inc.	258,035	0.0
24,559		Capital One Financial Corp.	2,079,165	0.2
60,507		Charles Schwab Corp.	2,646,576	0.3
23,755		Chubb Ltd.	3,386,275	0.4
139,435		Citigroup, Inc.	10,142,502	1.1
17,306		CME Group, Inc.	2,348,078	0.3
17,062		Franklin Resources, Inc.	759,430	0.1
18,751		Goldman Sachs Group, Inc.	4,447,550	0.5
29,859		Intercontinental Exchange, Inc.	2,051,313	0.2
180,719		JPMorgan Chase & Co.	17,260,472	2.0
26,259		Marsh & McLennan Cos., Inc.	2,200,767	0.3
46,244		Metlife, Inc.	2,402,376	0.3
67,421		Morgan Stanley	3,247,670	0.4
24,712		PNC Financial Services Group, Inc.	3,330,436	0.4
21,907		Prudential Financial, Inc.	2,329,152	0.3
13,166		S&P Global, Inc.	2,057,977	0.2
19,120		State Street Corp.	1,826,725	0.2
14,095		Travelers Cos., Inc.	1,726,919	0.2
80,851		US Bancorp	4,332,805	0.5

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
229,514		Wells Fargo & Co.	$12,657,697	1.4
			131,288,251	14.8

		Health Care: 15.3%
86,406		Abbott Laboratories	4,610,624	0.5
81,378		AbbVie, Inc.	7,231,249	0.8
16,553		Aetna, Inc.	2,632,093	0.3
11,113	(1)	Alexion Pharmaceuticals, Inc.	1,559,043	0.2
17,151		Allergan plc	3,515,097	0.4
37,584		Amgen, Inc.	7,007,537	0.8
13,549		Anthem, Inc.	2,572,684	0.3
25,446		Baxter International, Inc.	1,596,736	0.2
11,416		Becton Dickinson & Co.	2,236,965	0.3
10,831	(1)	Biogen, Inc.	3,391,403	0.4
69,865	(1)	Boston Scientific Corp.	2,037,962	0.2
84,162		Bristol-Myers Squibb Co.	5,364,486	0.6
39,578	(1)	Celgene Corp.	5,771,264	0.7
12,660		Cigna Corp.	2,366,660	0.3
31,298		Danaher Corp.	2,684,742	0.3
49,901		Eli Lilly & Co.	4,268,532	0.5
29,521	(1)	Express Scripts Holding Co.	1,869,270	0.2
66,447		Gilead Sciences, Inc.	5,383,536	0.6
15,106	(1)	HCA Healthcare, Inc.	1,202,287	0.1
7,359		Humana, Inc.	1,792,873	0.2
1,865	(1)	Intuitive Surgical, Inc.	1,950,566	0.2
137,806		Johnson & Johnson	17,916,158	2.0
10,820		McKesson Corp.	1,662,060	0.2
70,017		Medtronic PLC	5,445,222	0.6
139,897		Merck & Co., Inc.	8,957,605	1.0
302,261		Pfizer, Inc.	10,790,718	1.2
3,999	(1)	Regeneron Pharmaceuticals, Inc.	1,788,033	0.2
17,360		Stryker Corp.	2,465,467	0.3
20,371		Thermo Fisher Scientific, Inc.	3,854,193	0.4
48,986		UnitedHealth Group, Inc.	9,593,908	1.1
12,690	(1)	Vertex Pharmaceuticals, Inc.	1,929,388	0.2
			135,448,361	15.3

		Industrials: 9.1%
29,629		3M Co.	6,219,127	0.7
28,482		Boeing Co.	7,240,409	0.8
29,014		Caterpillar, Inc.	3,618,336	0.4
44,536		CSX Corp.	2,416,523	0.3
16,250		Deere & Co.	2,040,838	0.2
33,976		Delta Air Lines, Inc.	1,638,323	0.2
22,816		Eaton Corp. PLC	1,752,041	0.2
32,808		Emerson Electric Co.	2,061,655	0.2
12,642		FedEx Corp.	2,851,782	0.3
13,261		General Dynamics Corp.	2,726,196	0.3
444,162		General Electric Co.	10,739,837	1.2
38,896		Honeywell International, Inc.	5,513,119	0.6
15,552		Illinois Tool Works, Inc.	2,301,074	0.3
47,798		Johnson Controls International plc	1,925,781	0.2
12,797		Lockheed Martin Corp.	3,970,781	0.5
14,782		Norfolk Southern Corp.	1,954,772	0.2
8,238		Northrop Grumman Corp.	2,370,237	0.3
14,868		Raytheon Co.	2,774,071	0.3
28,669		Southwest Airlines Co.	1,604,891	0.2
41,273		Union Pacific Corp.	4,786,430	0.5
35,240		United Parcel Service, Inc. - Class B	4,231,972	0.5
38,121		United Technologies Corp.	4,425,086	0.5
22,570		Waste Management, Inc.	1,766,554	0.2
			80,929,835	9.1

		Information Technology: 25.4%
31,676		Accenture PLC	4,278,477	0.5
37,778		Activision Blizzard, Inc.	2,437,059	0.3
25,229	(1)	Adobe Systems, Inc.	3,763,662	0.4
15,210	(1)	Alphabet, Inc. - Class A	14,810,281	1.7
15,450	(1)	Alphabet, Inc. - Class C	14,818,250	1.7
266,887		Apple, Inc.	41,132,624	4.6
55,136		Applied Materials, Inc.	2,872,034	0.3
22,857		Automatic Data Processing, Inc.	2,498,727	0.3
20,668		Broadcom Ltd.	5,012,817	0.6
256,136		Cisco Systems, Inc.	8,613,854	1.0
29,857		Cognizant Technology Solutions Corp.	2,165,827	0.2
45,446		Corning, Inc.	1,359,744	0.2
51,180	(1)	eBay, Inc.	1,968,383	0.2
15,307	(1)	Electronic Arts, Inc.	1,807,144	0.2
119,265	(1)	Facebook, Inc.	20,378,811	2.3
84,652		Hewlett Packard Enterprise Co.	1,245,231	0.1
86,518		HP, Inc.	1,726,899	0.2
240,872		Intel Corp.	9,172,406	1.0
43,898		International Business Machines Corp.	6,368,722	0.7
12,413		Intuit, Inc.	1,764,384	0.2
48,127		Mastercard, Inc. - Class A	6,795,532	0.8
53,439	(1)	Micron Technology, Inc.	2,101,756	0.2
383,653		Microsoft Corp.	28,578,312	3.2
29,044		Nvidia Corp.	5,192,196	0.6
17,482	(1)	NXP Semiconductor NV - NXPI - US	1,977,039	0.2
146,908		Oracle Corp.	7,103,002	0.8
57,823	(1)	PayPal Holdings, Inc.	3,702,407	0.4
75,521		Qualcomm, Inc.	3,915,009	0.4
34,528	(1)	Salesforce.com, Inc.	3,225,606	0.4
50,986		Texas Instruments, Inc.	4,570,385	0.5
94,410		Visa, Inc. - Class A	9,935,708	1.1
3,643	(1),(2)	VMware, Inc.	397,779	0.1
			225,690,067	25.4

		Materials: 2.4%
10,916		Air Products & Chemicals, Inc.	1,650,717	0.2
119,225		DowDuPont, Inc.	8,253,947	0.9
13,101		Ecolab, Inc.	1,684,920	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
16,580		LyondellBasell Industries NV - Class A	$1,642,249	0.2
22,395		Monsanto Co.	2,683,369	0.3
13,079		PPG Industries, Inc.	1,421,164	0.2
14,582		Praxair, Inc.	2,037,689	0.2
4,183		Sherwin-Williams Co.	1,497,681	0.2
			20,871,736	2.4

		Real Estate: 1.4%
21,561		American Tower Corp.	2,946,957	0.3
20,524		Crown Castle International Corp.	2,051,990	0.2
3,965		Equinix, Inc.	1,769,579	0.2
18,190		Equity Residential	1,199,267	0.2
7,550		Public Storage, Inc.	1,615,624	0.2
15,870		Simon Property Group, Inc.	2,555,229	0.3
			12,138,646	1.4

		Telecommunication Services: 2.7%
314,372		AT&T, Inc.	12,313,951	1.4
32,305	(1),(2)	Sprint Corp.	251,333	0.0
15,007	(1)	T-Mobile US, Inc.	925,332	0.1
208,689		Verizon Communications, Inc.	10,328,018	1.2
			23,818,634	2.7

		Utilities: 1.9%
25,164		American Electric Power Co., Inc.	1,767,519	0.2
32,795		Dominion Resources, Inc.	2,522,919	0.3
35,796		Duke Energy Corp.	3,004,000	0.3
49,056		Exelon Corp.	1,847,940	0.2
23,892		NextEra Energy, Inc.	3,501,373	0.4
26,111		PG&E Corp.	1,777,898	0.2
50,870		Southern Co.	2,499,752	0.3
			16,921,401	1.9

	Total Common Stock
	(Cost $335,363,610)		881,917,992	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateral(3): 0.3%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 10/12/17-05/20/67)	1,000,000	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	1,000,000	0.1
754,395	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $754,461, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $769,483, due 10/31/17-05/15/45)	754,395	0.1
		2,754,395	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
6,565,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $6,565,000)	6,565,000	0.7

	Total Short-Term Investments
	(Cost $9,319,395)	9,319,395	1.0

	Total Investments in Securities (Cost $344,683,005)	$891,237,387	100.4
	Liabilities in Excess of Other Assets	(3,177,721)	(0.4)
	Net Assets	$888,059,666	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$881,917,992	$–	$–	$881,917,992
Short-Term Investments	6,565,000	2,754,395	–	9,319,395
Total Investments, at fair value	$888,482,992	$2,754,395	$–	$891,237,387
Other Financial Instruments+
Futures	167,212	–	–	167,212
Total Assets	$888,650,204	$2,754,395	$–	$891,404,599

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	61	12/15/17	$7,674,105	$167,212
			$7,674,105	$167,212

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$167,212
Total Asset Derivatives		$167,212

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $348,379,990.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$550,234,787
Gross Unrealized Depreciation	(7,210,178)
Net Unrealized Appreciation	$543,024,609

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Discretionary: 4.4%
21,196		Carnival Corp.	$1,368,626	0.3
3,252	(1)	Charter Communications, Inc.	1,181,842	0.3
18,405		Comcast Corp. – Class A	708,224	0.2
2,630	(1)	Dish Network Corp. - Class A	142,625	0.0
202,847		Ford Motor Co.	2,428,079	0.6
68,909		General Motors Co.	2,782,545	0.6
28,767		Target Corp.	1,697,541	0.4
40,406		Time Warner, Inc.	4,139,595	1.0
51,514		Twenty-First Century Fox, Inc. - Class A	1,358,939	0.3
21,655		Twenty-First Century Fox, Inc. - Class B	558,482	0.1
25,852		Walt Disney Co.	2,548,232	0.6
			18,914,730	4.4

		Consumer Staples: 10.9%
28,681		Archer-Daniels-Midland Co.	1,219,229	0.3
50,451		Coca-Cola Co.	2,270,799	0.5
37,755		Colgate-Palmolive Co.	2,750,452	0.6
53,039		CVS Health Corp.	4,313,131	1.0
8,672		General Mills, Inc.	448,863	0.1
2,730		Kimberly-Clark Corp.	321,266	0.1
31,296		Kraft Heinz Co.	2,427,005	0.6
21,377		Kroger Co.	428,822	0.1
76,392		Mondelez International, Inc.	3,106,099	0.7
9,676		PepsiCo, Inc.	1,078,197	0.2
73,586		Philip Morris International, Inc.	8,168,782	1.9
126,605		Procter & Gamble Co.	11,518,523	2.7
39,285		Walgreens Boots Alliance, Inc.	3,033,588	0.7
75,921		Wal-Mart Stores, Inc.	5,932,467	1.4
			47,017,223	10.9

		Energy: 12.2%
29,181		Anadarko Petroleum Corp.	1,425,492	0.3
98,491		Chevron Corp.	11,572,692	2.7
63,455		ConocoPhillips	3,175,923	0.7
27,213		EOG Resources, Inc.	2,632,586	0.6
220,923		Exxon Mobil Corp.	18,111,267	4.2
14,604		Halliburton Co.	672,222	0.2
100,195		Kinder Morgan, Inc.	1,921,740	0.5
39,779		Occidental Petroleum Corp.	2,554,210	0.6
22,707		Phillips 66	2,080,188	0.5
8,801		Pioneer Natural Resources Co.	1,298,500	0.3
72,438		Schlumberger Ltd.	5,053,275	1.2
23,268		Valero Energy Corp.	1,790,007	0.4
			52,288,102	12.2

		Financials: 28.7%
20,218		Aflac, Inc.	1,645,543	0.4
41,221		American International Group, Inc.	2,530,557	0.6
13,709		Allstate Corp.	1,259,994	0.3
38,235		American Express Co.	3,458,738	0.8
513,653		Bank of America Corp.	13,015,967	3.0
52,506		Bank of New York Mellon Corp.	2,783,868	0.6
42,185		BB&T Corp.	1,980,164	0.5
100,240	(1)	Berkshire Hathaway, Inc. – Class B	18,375,997	4.3
6,476		Blackrock, Inc.	2,895,355	0.7
4,335	(1)	Brighthouse Financial, Inc.	263,568	0.1
23,468		Capital One Financial Corp.	1,986,801	0.5
12,647		Charles Schwab Corp.	553,180	0.1
24,223		Chubb Ltd.	3,452,989	0.8
142,040		Citigroup, Inc.	10,331,990	2.4
17,645		CME Group, Inc.	2,394,073	0.6
17,403		Franklin Resources, Inc.	774,607	0.2
19,121		Goldman Sachs Group, Inc.	4,535,310	1.0
15,921		Intercontinental Exchange, Inc.	1,093,773	0.2
184,276		JPMorgan Chase & Co.	17,600,201	4.1
47,108		Metlife, Inc.	2,447,261	0.6
68,759		Morgan Stanley	3,312,121	0.8
25,201		PNC Financial Services Group, Inc.	3,396,339	0.8
22,336		Prudential Financial, Inc.	2,374,763	0.5
18,500		State Street Corp.	1,767,490	0.4
14,358		Travelers Cos., Inc.	1,759,142	0.4
82,448		US Bancorp	4,418,388	1.0
234,044		Wells Fargo & Co.	12,907,527	3.0
			123,315,706	28.7

		Health Care: 17.2%
88,105		Abbott Laboratories	4,701,283	1.1
11,443		Aetna, Inc.	1,819,551	0.4
2,187	(1)	Alexion Pharmaceuticals, Inc.	306,814	0.1
17,491		Allergan plc	3,584,781	0.8
27,287		Amgen, Inc.	5,087,661	1.2
13,816		Anthem, Inc.	2,623,382	0.6
23,533		Baxter International, Inc.	1,476,696	0.3
663	(1)	Biogen, Inc.	207,599	0.0
43,596		Bristol-Myers Squibb Co.	2,778,809	0.6
1,601		Cigna Corp.	299,291	0.1
31,918		Danaher Corp.	2,737,926	0.6
28,028	(1)	Express Scripts Holding Co.	1,774,733	0.4
19,312		Gilead Sciences, Inc.	1,564,658	0.4
14,307	(1)	HCA Healthcare, Inc.	1,138,694	0.3
443		Humana, Inc.	107,928	0.0
119,021		Johnson & Johnson	15,473,920	3.6
9,887		McKesson Corp.	1,518,742	0.4
66,188		Medtronic PLC	5,147,441	1.2
134,813		Merck & Co., Inc.	8,632,076	2.0
308,220		Pfizer, Inc.	11,003,454	2.6

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,404	Thermo Fisher Scientific, Inc.	$2,157,637	0.5
		74,143,076	17.2

	Industrials: 7.0%
2,781	Caterpillar, Inc.	346,819	0.1
4,628	CSX Corp.	251,115	0.1
34,611	Delta Air Lines, Inc.	1,668,942	0.4
23,259	Eaton Corp. PLC	1,786,059	0.4
28,704	Emerson Electric Co.	1,803,759	0.4
7,993	General Dynamics Corp.	1,643,201	0.4
374,106	General Electric Co.	9,045,883	2.1
16,501	Honeywell International, Inc.	2,338,852	0.5
48,749	Johnson Controls International plc	1,964,097	0.4
1,305	Lockheed Martin Corp.	404,928	0.1
15,071	Norfolk Southern Corp.	1,992,989	0.5
9,536	Raytheon Co.	1,779,227	0.4
3,915	Union Pacific Corp.	454,023	0.1
38,875	United Technologies Corp.	4,512,610	1.0
4,006	Waste Management, Inc.	313,550	0.1
		30,306,054	7.0

	Information Technology: 9.0%
261,174	Cisco Systems, Inc.	8,783,282	2.0
43,610	Corning, Inc.	1,304,811	0.3
52,136	(1) eBay, Inc.	2,005,151	0.5
86,330	Hewlett Packard Enterprise Co.	1,269,914	0.3
88,237	HP, Inc.	1,761,210	0.4
245,611	Intel Corp.	9,352,867	2.2
14,011	International Business Machines Corp.	2,032,716	0.5
13,295	(1) Micron Technology, Inc.	522,892	0.1
7,729	(1) NXP Semiconductor NV - NXPI - US	874,073	0.2
137,670	Oracle Corp.	6,656,344	1.6
77,000	Qualcomm, Inc.	3,991,680	0.9
		38,554,940	9.0

	Materials: 1.7%
11,131	Air Products & Chemicals, Inc.	1,683,230	0.4
63,584	DowDuPont, Inc.	4,401,920	1.0
9,526	LyondellBasell Industries NV - Class A	943,550	0.2
934	PPG Industries, Inc.	101,489	0.0
1,814	Praxair, Inc.	253,488	0.1
		7,383,677	1.7

	Real Estate: 0.3%
18,549	Equity Residential	1,222,936	0.3
1,522	Simon Property Group, Inc.	245,057	0.0
		1,467,993	0.3

	Telecommunication Services: 4.3%
320,568	AT&T, Inc.	12,556,649	2.9
32,718	(1) Sprint Corp.	254,546	0.1
5,860	(1) T-Mobile US, Inc.	361,328	0.1
106,401	Verizon Communications, Inc.	5,265,785	1.2
		18,438,308	4.3

	Utilities: 4.0%
25,654	American Electric Power Co., Inc.	1,801,937	0.4
33,408	Dominion Resources, Inc.	2,570,077	0.6
36,499	Duke Energy Corp.	3,062,996	0.7
49,973	Exelon Corp.	1,882,483	0.5
24,365	NextEra Energy, Inc.	3,570,691	0.8
26,631	PG&E Corp.	1,813,305	0.4
51,879	Southern Co.	2,549,334	0.6
		17,250,823	4.0

	Total Common Stock
	(Cost $324,426,771)	429,080,632	99.7

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,089,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $1,089,000)	1,089,000	0.3

	Total Short-Term Investments
	(Cost $1,089,000)	1,089,000	0.3

	Total Investments in Securities (Cost $325,515,771)	$430,169,632	100.0
	Assets in Excess of Other Liabilities	3,659	0.0
	Net Assets	$430,173,291	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$429,080,632	$–	$–	$429,080,632
Short-Term Investments	1,089,000	–	–	1,089,000
Total Investments, at fair value	$430,169,632	$–	$–	$430,169,632
Other Financial Instruments+
Futures	36,751	–	–	36,751
Total Assets	$430,206,383	$–	$–	$430,206,383

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	14	12/15/17	$1,761,270	$36,751
			$1,761,270	$36,751

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$36,751
Total Asset Derivatives		$36,751

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $328,899,544.
Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$111,240,812
Gross Unrealized Depreciation	(9,933,973)

Net Unrealized Appreciation	$101,306,839

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 17.3%
1,937		Advance Auto Parts, Inc.	$192,150	0.1
5,469	(1)	AMC Networks, Inc.	319,772	0.1
10,436		Aramark	423,806	0.1
2,422	(1)	Autozone, Inc.	1,441,356	0.5
2,224		BorgWarner, Inc.	113,935	0.0
5,112	(1)	Bright Horizons Family Solutions, Inc.	440,705	0.2
7,322		Brunswick Corp.	409,812	0.1
4,003	(1)	Burlington Stores, Inc.	382,126	0.1
479		Cable One, Inc.	345,895	0.1
18,487	(1),(2)	Carmax, Inc.	1,401,499	0.5
4,779		Carter's, Inc.	471,926	0.2
2,558	(1),(2)	Chipotle Mexican Grill, Inc.	787,429	0.3
3,402		Choice Hotels International, Inc.	217,388	0.1
4,856		Coach, Inc.	195,600	0.1
12,602		Darden Restaurants, Inc.	992,786	0.3
27,104		Delphi Automotive PLC	2,667,034	0.9
6,818		Dick's Sporting Goods, Inc.	184,154	0.1
10,651		Dollar General Corp.	863,264	0.3
22,078	(1)	Dollar Tree, Inc.	1,916,812	0.6
4,851		Domino's Pizza, Inc.	963,166	0.3
18,964		D.R. Horton, Inc.	757,232	0.3
9,117		Dunkin' Brands Group, Inc.	483,930	0.2
12,279		Expedia, Inc.	1,767,439	0.6
10,970		Extended Stay America, Inc.	219,400	0.1
2,161	(1)	Floor & Decor Holdings, Inc.	84,128	0.0
930		Foot Locker, Inc.	32,755	0.0
1,208		Gap, Inc.	35,672	0.0
18,571		Gentex Corp.	367,706	0.1
5,467		Genuine Parts Co.	522,919	0.2
3,253		H&R Block, Inc.	86,139	0.0
36,719	(2)	Hanesbrands, Inc.	904,756	0.3
12,906		Harley-Davidson, Inc.	622,198	0.2
8,696		Hasbro, Inc.	849,338	0.3
7,028	(1)	Hilton Grand Vacations, Inc.	271,492	0.1
18,277		Hilton Worldwide Holdings, Inc.	1,269,338	0.4
33,697		Interpublic Group of Cos., Inc.	700,561	0.2
3,918	(2)	L Brands, Inc.	163,028	0.1
5,687		Lear Corp.	984,306	0.3
10,735		Leggett & Platt, Inc.	512,382	0.2
1,026	(1)	Liberty Expedia Holdings, Inc.	54,491	0.0
23,497	(1)	Liberty Interactive Corp. QVC Group	553,824	0.2
3,420	(1),(2)	Lions Gate Entertainment Corp. - A	114,399	0.0
6,571	(1)	Lions Gate Entertainment Corp. - B	208,892	0.1
13,540	(1)	Live Nation Entertainment, Inc.	589,667	0.2
4,446	(1)	LKQ Corp.	160,012	0.1
9,788	(1)	Lululemon Athletica, Inc.	609,303	0.2
156	(1)	Madison Square Garden Co.	33,400	0.0
6,638	(2)	Mattel, Inc.	102,756	0.0
3,778		MGM Resorts International	123,125	0.0
1,086	(1)	Michael Kors Holdings Ltd.	51,965	0.0
9,063	(1)	Michaels Cos, Inc.	194,583	0.1
398	(1)	Mohawk Industries, Inc.	98,509	0.0
11,817	(2)	Nordstrom, Inc.	557,172	0.2
336	(1)	NVR, Inc.	959,280	0.3
23,388		Omnicom Group	1,732,349	0.6
8,748	(1)	O'Reilly Automotive, Inc.	1,884,057	0.6
5,958	(2)	Polaris Industries, Inc.	623,386	0.2
4,061		Pool Corp.	439,278	0.2
7,980		Pulte Group, Inc.	218,093	0.1
3,038	(2)	Regal Entertainment Group	48,608	0.0
38,870		Ross Stores, Inc.	2,509,836	0.8
4,632	(1)	Sally Beauty Holdings, Inc.	90,695	0.0
4,783		Scripps Networks Interactive - Class A	410,812	0.1
18,370		Service Corp. International	633,765	0.2
13,580	(1)	ServiceMaster Global Holdings, Inc.	634,593	0.2
139,825	(2)	Sirius XM Holdings, Inc.	771,834	0.3
6,798		Six Flags Entertainment Corp.	414,270	0.1
5,759	(1)	Skechers USA, Inc.	144,493	0.1
1,820	(1),(2)	Tempur Sealy International, Inc.	117,426	0.0
4,989		Thor Industries, Inc.	628,165	0.2
7,234		Toll Brothers, Inc.	299,994	0.1
13,013		Tractor Supply Co.	823,593	0.3
5,288	(1),(2)	TripAdvisor, Inc.	214,323	0.1
5,163		Tupperware Brands Corp.	319,177	0.1
5,977	(1)	Ulta Beauty, Inc.	1,351,161	0.5
13,661	(1),(2)	Under Armour, Inc. - Class A	225,133	0.1
13,860	(1),(2)	Under Armour, Inc. - Class C	208,177	0.1
4,009		Vail Resorts, Inc.	914,533	0.3
24,439		VF Corp.	1,553,587	0.5
3,158	(1)	Visteon Corp.	390,866	0.1
3,909	(1),(2)	Wayfair, Inc.	263,467	0.1
18,803		Wendy's Company	292,011	0.1
583		Whirlpool Corp.	107,529	0.0
1,720	(2)	Williams-Sonoma, Inc.	85,759	0.0
10,333		Wyndham Worldwide Corp.	1,089,202	0.4
8,082	(2)	Wynn Resorts Ltd.	1,203,571	0.4
32,256	(1)	Yum China Holdings, Inc.	1,289,272	0.4
			51,709,727	17.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: 4.1%
9,518	(1),(2)	Blue Buffalo Pet Products, Inc.	$269,835	0.1
5,210		Brown-Forman Corp. - Class A	290,145	0.1
16,830		Brown-Forman Corp. - Class B	913,869	0.3
11,871		Campbell Soup Co.	555,800	0.2
25,195		Church & Dwight Co., Inc.	1,220,698	0.4
11,129		Clorox Co.	1,468,026	0.5
18,340		Dr Pepper Snapple Group, Inc.	1,622,540	0.5
6,237		Energizer Holdings, Inc.	287,214	0.1
6,936	(1),(2)	Herbalife Ltd.	470,469	0.2
12,638		Hershey Co.	1,379,690	0.5
23,144		Kellogg Co.	1,443,491	0.5
3,448		Lamb Weston Holdings, Inc.	161,677	0.1
12,150		McCormick & Co., Inc.	1,247,076	0.4
1,427		Nu Skin Enterprises, Inc.	87,732	0.0
4,802	(1)	Pilgrim's Pride Corp.	136,425	0.0
50,007	(1)	Rite Aid Corp.	98,014	0.0
2,460	(2)	Spectrum Brands Holdings, Inc.	260,563	0.1
13,508	(1)	Sprouts Farmers Market, Inc.	253,545	0.1
1,682	(1)	TreeHouse Foods, Inc.	113,922	0.0
			12,280,731	4.1

		Energy: 2.6%
11,593	(1),(2)	Antero Resources Corp.	230,701	0.1
2,019		Apache Corp.	92,470	0.0
32,827		Cabot Oil & Gas Corp.	878,122	0.3
13,651	(1)	Cheniere Energy, Inc.	614,841	0.2
6,275	(1),(2)	Chesapeake Energy Corp.	26,983	0.0
8,844		Cimarex Energy Co.	1,005,297	0.3
3,908	(1)	Continental Resources, Inc.	150,888	0.1
3,863		Devon Energy Corp.	141,811	0.1
2,271	(1)	Diamondback Energy, Inc.	222,467	0.1
1,602	(1)	Gulfport Energy Corp.	22,973	0.0
16,521	(1)	Laredo Petroleum, Inc.	213,617	0.1
20,119	(1)	Newfield Exploration Co.	596,931	0.2
38,228		Oneok, Inc.	2,118,213	0.7
15,393	(1)	Parsley Energy, Inc.	405,452	0.1
8,842	(1)	Rice Energy, Inc.	255,887	0.1
5,442	(2)	RPC, Inc.	134,907	0.0
6,737	(1)	RSP Permian, Inc.	233,033	0.1
12,223		Williams Cos., Inc.	366,812	0.1
			7,711,405	2.6

		Financials: 7.0%
13,644		Ameriprise Financial, Inc.	2,026,271	0.7
1,742	(1)	Arch Capital Group Ltd.	171,587	0.1
12,341		Arthur J. Gallagher & Co.	759,589	0.3
1,897		Aspen Insurance Holdings Ltd.	76,639	0.0
1,138		Assurant, Inc.	108,702	0.0
5,659		Bank of the Ozarks, Inc.	271,915	0.1
5,950		BGC Partners, Inc.	86,097	0.0
11,159		CBOE Holdings, Inc.	1,201,043	0.4
1,031	(1),(2)	Credit Acceptance Corp.	288,855	0.1
893		East West Bancorp, Inc.	53,384	0.0
11,181		Eaton Vance Corp.	552,006	0.2
1,845		Erie Indemnity Co.	222,452	0.1
3,899		Factset Research Systems, Inc.	702,249	0.2
2,642		Federated Investors, Inc.	78,467	0.0
12,711		First Republic Bank	1,327,791	0.4
6,027		Invesco Ltd.	211,186	0.1
10,915		Lazard Ltd.	493,576	0.2
2,003		Legg Mason, Inc.	78,738	0.0
7,815		Leucadia National Corp.	197,329	0.1
8,920		LPL Financial Holdings, Inc.	460,004	0.2
3,708		MarketAxess Holdings, Inc.	684,163	0.2
16,824		Moody's Corp.	2,342,069	0.8
1,814		Morningstar, Inc.	154,172	0.1
8,988		MSCI, Inc. - Class A	1,050,697	0.3
2,297		Pinnacle Financial Partners, Inc.	153,784	0.1
58,660		Progressive Corp.	2,840,317	0.9
3,397		Raymond James Financial, Inc.	286,469	0.1
294		RenaissanceRe Holdings Ltd.	39,731	0.0
13,540		SEI Investments Co.	826,752	0.3
3,224	(1)	Signature Bank	412,801	0.1
3,925	(1)	SVB Financial Group	734,328	0.2
3,692		T. Rowe Price Group, Inc.	334,680	0.1
22,873		TD Ameritrade Holding Corp.	1,116,202	0.4
1,067	(3)	Voya Financial, Inc.	42,563	0.0
5,614	(1)	Western Alliance Bancorp.	297,991	0.1
8,163		XL Group Ltd.	322,030	0.1
			21,006,629	7.0

		Health Care: 14.1%
4,146	(1)	Abiomed, Inc.	699,016	0.2
9,837	(1),(2)	Acadia Pharmaceuticals, Inc.	370,560	0.1
7,933		Agilent Technologies, Inc.	509,299	0.2
3,912	(1)	Agios Pharmaceuticals, Inc.	261,126	0.1
8,663	(1)	Akorn, Inc.	287,525	0.1
8,037	(1)	Align Technology, Inc.	1,497,052	0.5
15,395	(1)	Alkermes PLC	782,682	0.3
7,018	(1)	Alnylam Pharmaceuticals, Inc.	824,545	0.3
16,078		AmerisourceBergen Corp.	1,330,454	0.4
3,988	(1)	Athenahealth, Inc.	495,948	0.2
17,647	(1)	BioMarin Pharmaceutical, Inc.	1,642,406	0.5
3,736		Bio-Techne Corp.	451,645	0.1
10,955	(1)	Bioverativ, Inc.	625,202	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,866		Bruker Corp.	$115,013	0.0
2,187	(1)	Centene Corp.	211,636	0.1
29,125	(1)	Cerner Corp.	2,077,195	0.7
4,762	(1)	Charles River Laboratories International, Inc.	514,391	0.2
3,799		Cooper Cos., Inc.	900,781	0.3
7,343		CR Bard, Inc.	2,353,431	0.8
8,645	(1),(2)	DexCom, Inc.	422,957	0.1
21,154	(1)	Edwards Lifesciences Corp.	2,312,344	0.8
29,209	(1)	Exelixis, Inc.	707,734	0.2
15,998	(1)	Henry Schein, Inc.	1,311,676	0.4
6,223		Hill-Rom Holdings, Inc.	460,502	0.2
16,016	(1)	Hologic, Inc.	587,627	0.2
8,825	(1)	Idexx Laboratories, Inc.	1,372,199	0.5
14,747	(1)	Illumina, Inc.	2,937,602	1.0
17,045	(1)	Incyte Corp., Ltd.	1,989,833	0.7
1,824	(1),(2)	Intercept Pharmaceuticals, Inc.	105,865	0.0
4,478	(1),(2)	Intrexon Corp.	85,127	0.0
12,484	(1),(2)	Ionis Pharmaceuticals, Inc.	632,939	0.2
632	(1)	LifePoint Health, Inc.	36,593	0.0
2,563	(1)	Mettler Toledo International, Inc.	1,604,848	0.5
8,831	(1)	Neurocrine Biosciences, Inc.	541,164	0.2
3,731	(1),(2)	Opko Health, Inc.	25,595	0.0
811		Patterson Cos., Inc.	31,345	0.0
2,123		PerkinElmer, Inc.	146,423	0.0
1,498	(1)	Premier, Inc.	48,790	0.0
7,583		QIAGEN NV	238,864	0.1
8,394	(1)	Quintiles IMS Holdings, Inc.	798,018	0.3
14,114		Resmed, Inc.	1,086,213	0.4
9,670	(1)	Seattle Genetics, Inc.	526,145	0.2
749		Teleflex, Inc.	181,236	0.1
3,751	(1),(2)	Tesaro, Inc.	484,254	0.2
9,301	(1)	Varian Medical Systems, Inc.	930,658	0.3
10,972	(1)	Veeva Systems, Inc.	618,930	0.2
7,710	(1)	Waters Corp.	1,384,099	0.5
4,142	(1)	WellCare Health Plans, Inc.	711,347	0.2
7,404		West Pharmaceutical Services, Inc.	712,709	0.2
49,789		Zoetis, Inc.	3,174,547	1.1
			42,158,090	14.1

		Industrials: 16.6%
2,892	(2)	Acuity Brands, Inc.	495,342	0.2
600		Air Lease Corp.	25,572	0.0
10,018		Alaska Air Group, Inc.	764,073	0.3
9,642		Allegion Public Ltd.	833,744	0.3
13,501		Allison Transmission Holdings, Inc.	506,693	0.2
19,265		American Airlines Group, Inc.	914,895	0.3
3,797		Ametek, Inc.	250,754	0.1
14,549		AO Smith Corp.	864,647	0.3
4,491	(1)	Armstrong World Industries, Inc.	230,164	0.1
9,474		BWX Technologies, Inc.	530,733	0.2
14,180	(2)	CH Robinson Worldwide, Inc.	1,079,098	0.4
8,694		Cintas Corp.	1,254,370	0.4
3,757	(1)	Clean Harbors, Inc.	213,022	0.1
232		Copa Holdings S.A.	28,891	0.0
20,069	(1)	Copart, Inc.	689,772	0.2
5,180		Cummins, Inc.	870,395	0.3
12,346		Donaldson Co., Inc.	567,175	0.2
1,690		Dover Corp.	154,449	0.1
1,488		Dun & Bradstreet Corp.	173,218	0.1
12,050		Equifax, Inc.	1,277,179	0.4
12,800		Expeditors International Washington, Inc.	766,208	0.3
29,250		Fastenal Co.	1,333,215	0.4
28,123		Fortive Corp.	1,990,827	0.7
14,451		Fortune Brands Home & Security, Inc.	971,541	0.3
4,305	(1)	Gardner Denver Holdings, Inc.	118,474	0.0
5,571		Graco, Inc.	689,077	0.2
20,421	(1)	HD Supply Holdings, Inc.	736,585	0.2
2,497		Heico Corp.	224,256	0.1
4,871		Heico Corp. - Class A	371,170	0.1
6,078		Hexcel Corp.	348,999	0.1
3,542		Hubbell, Inc.	410,943	0.1
3,774		Huntington Ingalls Industries, Inc.	854,585	0.3
7,188		IDEX Corp.	873,126	0.3
22,160	(1)	IHS Markit Ltd.	976,813	0.3
12,997		Ingersoll-Rand PLC - Class A	1,158,942	0.4
8,752		JB Hunt Transport Services, Inc.	972,172	0.3
13,858		KAR Auction Services, Inc.	661,581	0.2
4,220		Landstar System, Inc.	420,523	0.1
3,591		Lennox International, Inc.	642,681	0.2
5,941		Lincoln Electric Holdings, Inc.	544,671	0.2
20,964		Masco Corp.	817,806	0.3
5,723	(1)	Middleby Corp.	733,517	0.2
1,837		MSC Industrial Direct Co.	138,822	0.0
5,815		Nordson Corp.	689,077	0.2
3,849		Old Dominion Freight Line	423,813	0.1
11,579		Parker Hannifin Corp.	2,026,557	0.7
3,830	(1)	Quanta Services, Inc.	143,127	0.1
12,467		Robert Half International, Inc.	627,589	0.2
12,995		Rockwell Automation, Inc.	2,315,839	0.8
16,416		Rockwell Collins, Inc.	2,145,735	0.7
9,666		Rollins, Inc.	445,989	0.2
9,627		Roper Technologies, Inc.	2,343,212	0.8

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,675	(1)	Sensata Technologies Holdings N.V.	$417,007	0.1
776		Snap-On, Inc.	115,632	0.0
1,592		Stanley Black & Decker, Inc.	240,344	0.1
10,659		Toro Co.	661,498	0.2
4,894		TransDigm Group, Inc.	1,251,151	0.4
15,174	(1)	TransUnion	717,123	0.2
8,538	(1)	United Rentals, Inc.	1,184,562	0.4
10,546	(1)	Univar, Inc.	305,096	0.1
15,329	(1)	Verisk Analytics, Inc.	1,275,220	0.4
5,116	(1)	WABCO Holdings, Inc.	757,168	0.3
2,796	(2)	Wabtec Corp.	211,797	0.1
3,059		Watsco, Inc.	492,713	0.2
13,106	(1)	Welbilt, Inc.	302,093	0.1
4,953	(2)	WW Grainger, Inc.	890,302	0.3
8,666	(1)	XPO Logistics, Inc.	587,381	0.2
9,450		Xylem, Inc.	591,854	0.2
			49,642,599	16.6

		Information Technology: 27.5%
83,376	(1),(2)	Advanced Micro Devices, Inc.	1,063,044	0.4
4,909		Alliance Data Systems Corp.	1,087,589	0.4
30,244		Amphenol Corp.	2,559,852	0.9
37,036		Analog Devices, Inc.	3,191,392	1.1
8,630	(1)	ANSYS, Inc.	1,059,160	0.4
5,350	(1)	Arista Networks, Inc.	1,014,413	0.3
7,447	(1)	Atlassian Corp. PLC	261,762	0.1
17,183	(1)	Autodesk, Inc.	1,928,964	0.6
2,886	(1),(2)	Black Knight Financial Services, Inc.	124,242	0.0
13,918		Booz Allen Hamilton Holding Corp.	520,394	0.2
11,848		Broadridge Financial Solutions, Inc. ADR	957,555	0.3
28,026	(1)	Cadence Design Systems, Inc.	1,106,186	0.4
6,655	(1)	Cavium, Inc.	438,831	0.1
13,645		CDK Global, Inc.	860,863	0.3
15,506		CDW Corp.	1,023,396	0.3
15,281	(1)	Citrix Systems, Inc.	1,173,886	0.4
8,388		Cognex Corp.	925,029	0.3
2,471	(1)	Coherent, Inc.	581,105	0.2
9,827	(1)	CommScope Holding Co., Inc.	326,355	0.1
5,074	(1)	CoreLogic, Inc.	234,520	0.1
3,248	(1)	CoStar Group, Inc.	871,276	0.3
16,366		CSRA, Inc.	528,131	0.2
2,825		Cypress Semiconductor Corp.	42,431	0.0
20,745	(1)	Dell Technologies, Inc. Class V	1,601,721	0.5
636		DST Systems, Inc.	34,904	0.0
28,649		DXC Technology Co.	2,460,376	0.8
5,073	(1)	Euronet Worldwide, Inc.	480,870	0.2
6,436	(1)	F5 Networks, Inc.	775,924	0.3
18,929		Fidelity National Information Services, Inc.	1,767,779	0.6
45,973	(1)	First Data Corp.	829,353	0.3
21,457	(1)	Fiserv, Inc.	2,767,095	0.9
9,287	(1)	FleetCor Technologies, Inc.	1,437,349	0.5
7,370		Flir Systems, Inc.	286,767	0.1
14,877	(1)	Fortinet, Inc.	533,192	0.2
8,859	(1)	Gartner, Inc.	1,102,148	0.4
14,498		Genpact Ltd.	416,817	0.1
15,358		Global Payments, Inc.	1,459,471	0.5
11,809	(1)	GoDaddy, Inc.	513,810	0.2
2,966	(1)	Guidewire Software, Inc.	230,933	0.1
3,169		Harris Corp.	417,294	0.1
7,056	(1)	IAC/InterActiveCorp	829,644	0.3
3,632	(1)	IPG Photonics Corp.	672,138	0.2
7,826		Jack Henry & Associates, Inc.	804,435	0.3
15,873		KLA-Tencor Corp.	1,682,538	0.6
16,327		Lam Research Corp.	3,021,148	1.0
3,280		LogMeIn, Inc.	360,964	0.1
7,035	(1)	Manhattan Associates, Inc.	292,445	0.1
3,727	(1),(2)	Match Group, Inc.	86,429	0.0
28,443		Maxim Integrated Products	1,357,016	0.5
23,050		Microchip Technology, Inc.	2,069,429	0.7
9,450	(1)	Microsemi Corp.	486,486	0.2
1,570		Motorola Solutions, Inc.	133,246	0.0
8,550		National Instruments Corp.	360,553	0.1
12,189	(1)	NCR Corp.	457,331	0.1
23,502		NetApp, Inc.	1,028,448	0.3
39,828	(1)	ON Semiconductor Corp.	735,623	0.2
9,002	(1)	Palo Alto Networks, Inc.	1,297,188	0.4
23,019	(1),(2)	Pandora Media, Inc.	177,246	0.1
32,542		Paychex, Inc.	1,951,218	0.6
11,595	(1)	PTC, Inc.	652,567	0.2
6,668	(1)	Qorvo, Inc.	471,294	0.2
17,923	(1)	Red Hat, Inc.	1,986,944	0.7
16,584		Sabre Corp.	300,170	0.1
16,914	(1)	ServiceNow, Inc.	1,987,902	0.7
18,657		Skyworks Solutions, Inc.	1,901,148	0.6
13,920	(1)	Splunk, Inc.	924,706	0.3
24,577	(1)	Square, Inc.	708,063	0.2
16,013		SS&C Technologies Holdings, Inc.	642,922	0.2
61,854		Symantec Corp.	2,029,430	0.7
1,191	(1)	Synopsys, Inc.	95,911	0.0
6,044	(1)	Tableau Software, Inc.	452,635	0.1
10,538	(1)	Take-Two Interactive Software, Inc.	1,077,300	0.4
18,744		Teradyne, Inc.	698,964	0.2
18,352		Total System Services, Inc.	1,202,056	0.4
20,043	(1)	Trimble, Inc.	786,688	0.3
4,299	(1)	Twitter, Inc.	72,524	0.0
3,485	(1)	Tyler Technologies, Inc.	607,505	0.2
2,876	(1),(2)	Ultimate Software Group, Inc.	545,290	0.2
4,205		Universal Display Corp.	541,814	0.2
16,237	(1)	Vantiv, Inc.	1,144,221	0.4
8,740	(1),(2)	VeriSign, Inc.	929,849	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
996		Versum Materials, Inc.	$38,665	0.0
4,224		Western Digital Corp.	364,954	0.1
47,704		Western Union Co.	915,917	0.3
3,166	(1)	WEX, Inc.	355,289	0.1
13,193	(1)	Workday, Inc.	1,390,410	0.5
23,823		Xilinx, Inc.	1,687,383	0.6
5,284	(1)	Zebra Technologies Corp.	573,737	0.2
3,707	(1)	Zillow Group, Inc. - Class A	148,836	0.0
7,422	(1),(2)	Zillow Group, Inc. - Class C	298,439	0.1
			82,333,237	27.5

		Materials: 6.4%
2,105		Albemarle Corp.	286,933	0.1
1,467		Aptargroup, Inc.	126,617	0.0
1,007		Ardagh Group SA	21,560	0.0
8,426		Avery Dennison Corp.	828,613	0.3
21,486	(1)	Axalta Coating Systems Ltd.	621,375	0.2
19,367		Ball Corp.	799,857	0.3
13,093	(1)	Berry Plastics Group, Inc.	741,718	0.2
8,302		Celanese Corp.	865,650	0.3
18,681		Chemours Co.	945,445	0.3
9,251	(1)	Crown Holdings, Inc.	552,470	0.2
4,741		Eagle Materials, Inc.	505,865	0.2
13,528		FMC Corp.	1,208,186	0.4
27,142	(1)	Freeport-McMoRan, Inc.	381,074	0.1
22,196		Graphic Packaging Holding Co.	309,634	0.1
9,905		Huntsman Corp.	271,595	0.1
7,994		International Flavors & Fragrances, Inc.	1,142,423	0.4
37,891		International Paper Co.	2,152,967	0.7
5,748		Martin Marietta Materials, Inc.	1,185,410	0.4
701		NewMarket Corp.	298,451	0.1
12,953	(1)	Owens-Illinois, Inc.	325,897	0.1
9,446		Packaging Corp. of America	1,083,267	0.4
10,335	(1)	Platform Specialty Products Corp.	115,235	0.0
2,460		Royal Gold, Inc.	211,658	0.1
12,144		RPM International, Inc.	623,473	0.2
4,094		Scotts Miracle-Gro Co.	398,510	0.1
10,055		Sealed Air Corp.	429,550	0.1
7,554		Silgan Holdings, Inc.	222,314	0.1
7,462	(2)	Southern Copper Corp.	296,689	0.1
3,060		Steel Dynamics, Inc.	105,478	0.0
12,377		Vulcan Materials Co.	1,480,289	0.5
1,815		Westlake Chemical Corp.	150,808	0.1
6,890		WR Grace & Co.	497,113	0.2
			19,186,124	6.4

		Real Estate: 3.3%
2,359		Boston Properties, Inc.	289,874	0.1
13,042	(1)	CBRE Group, Inc.	494,031	0.2
3,429		Coresite Realty Corp.	383,705	0.1
12,453		CubeSmart	323,280	0.1
7,689		CyrusOne, Inc.	453,113	0.2
15,768		Digital Realty Trust, Inc.	1,865,827	0.6
11,864		Douglas Emmett, Inc.	467,679	0.2
8,226		Equity Lifestyle Properties, Inc.	699,868	0.2
10,437		Extra Space Storage, Inc.	834,125	0.3
2,839		Federal Realty Investment Trust	352,632	0.1
6,515		Gaming and Leisure Properties, Inc.	240,338	0.1
1,635		Hudson Pacific Properties, Inc.	54,822	0.0
23,199		Iron Mountain, Inc.	902,441	0.3
7,488		Lamar Advertising Co.	513,153	0.2
1,987		Outfront Media, Inc.	50,033	0.0
12,147	(1)	SBA Communications Corp.	1,749,775	0.6
634		Tanger Factory Outlet Centers, Inc.	15,482	0.0
2,983		Taubman Centers, Inc.	148,255	0.0
			9,838,433	3.3

		Telecommunication Services: 0.2%
18,795	(1)	Zayo Group Holdings, Inc.	646,924	0.2

		Utilities: 0.0%
6,012		NRG Energy, Inc.	153,847	0.0

	Total Common Stock
	(Cost $173,470,988)		296,667,746	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
		Securities Lending Collateral(4): 4.7%
1,443,431		Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,443,556, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $1,472,300, due 08/15/18-02/15/37)	1,443,431	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
3,340,523	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $3,340,817, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,407,333, due 10/12/17-05/20/67)	$3,340,523	1.1
3,340,523	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $3,340,820, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $3,407,334, due 12/01/17-06/01/51)	3,340,523	1.1
3,340,523	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $3,340,817, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,407,333, due 10/12/17-12/01/51)	3,340,523	1.1
2,599,940	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $2,600,196, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,656,703, due 01/15/19-02/15/46)	2,599,940	0.9
		14,064,940	4.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
507,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $507,000)	507,000	0.2

	Total Short-Term Investments
	(Cost $14,571,940)	14,571,940	4.9

	Total Investments in Securities (Cost $188,042,928)	$311,239,686	104.0
	Liabilities in Excess of Other Assets	(12,001,599)	(4.0)
	Net Assets	$299,238,087	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$296,667,746	$–	$–	$296,667,746
Short-Term Investments	507,000	14,064,940	–	14,571,940
Total Investments, at fair value	$297,174,746	$14,064,940	$–	$311,239,686
Other Financial Instruments+
Futures	39,812	–	–	39,812
Total Assets	$297,214,558	$14,064,940	$–	$311,279,498

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	17	12/15/17	$3,052,690	$39,812
			$3,052,690	$39,812

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$39,812
Total Asset Derivatives		$39,812

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $188,483,305.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$125,764,294
Gross Unrealized Depreciation	(2,968,101)

Net Unrealized Appreciation	$122,796,193

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.7%
		Consumer Discretionary: 14.2%
26,362		Adient plc	$2,214,144	0.1
19,937		Advance Auto Parts, Inc.	1,977,750	0.1
15,021	(1)	AMC Networks, Inc.	878,278	0.1
68,058		Aramark	2,763,835	0.1
17,961	(1),(2)	Autonation, Inc.	852,429	0.0
7,826	(1)	Autozone, Inc.	4,657,331	0.2
38,900		Bed Bath & Beyond, Inc.	912,983	0.1
74,053		Best Buy Co., Inc.	4,218,059	0.2
59,311		BorgWarner, Inc.	3,038,503	0.2
14,164	(1)	Bright Horizons Family Solutions, Inc.	1,221,078	0.1
24,944		Brunswick Corp.	1,396,116	0.1
19,371	(1)	Burlington Stores, Inc.	1,849,156	0.1
1,318		Cable One, Inc.	951,754	0.1
22,561		CalAtlantic Group, Inc.	826,409	0.0
51,125	(1)	Carmax, Inc.	3,875,786	0.2
13,396		Carter's, Inc.	1,322,855	0.1
7,092	(1)	Chipotle Mexican Grill, Inc.	2,183,130	0.1
9,359		Choice Hotels International, Inc.	598,040	0.0
29,766		Cinemark Holdings, Inc.	1,077,827	0.1
78,973		Coach, Inc.	3,181,032	0.2
34,930		Darden Restaurants, Inc.	2,751,785	0.1
75,128		Delphi Automotive PLC	7,392,595	0.4
24,337		Dick's Sporting Goods, Inc.	657,342	0.0
42,427	(1),(2)	Discovery Communications, Inc. - Class A	903,271	0.1
57,112	(1)	Discovery Communications, Inc. - Class C	1,157,089	0.1
77,276		Dollar General Corp.	6,263,220	0.3
64,609	(1)	Dollar Tree, Inc.	5,609,353	0.3
13,439		Domino's Pizza, Inc.	2,668,313	0.1
95,734		D.R. Horton, Inc.	3,822,659	0.2
25,215		Dunkin' Brands Group, Inc.	1,338,412	0.1
34,039		Expedia, Inc.	4,899,574	0.3
53,501		Extended Stay America, Inc.	1,070,020	0.1
5,869	(1)	Floor & Decor Holdings, Inc.	228,480	0.0
36,637		Foot Locker, Inc.	1,290,355	0.1
27,880	(2)	GameStop Corp.	576,001	0.0
66,424		Gap, Inc.	1,961,501	0.1
33,841	(2)	Garmin Ltd.	1,826,399	0.1
79,169		Gentex Corp.	1,567,546	0.1
40,299		Genuine Parts Co.	3,854,599	0.2
70,599		Goodyear Tire & Rubber Co.	2,347,417	0.1
1,216		Graham Holdings Co.	711,482	0.0
57,976		H&R Block, Inc.	1,535,205	0.1
101,758	(2)	Hanesbrands, Inc.	2,507,317	0.1
49,080		Harley-Davidson, Inc.	2,366,147	0.1
31,838		Hasbro, Inc.	3,109,617	0.2
19,263	(1)	Hilton Grand Vacations, Inc.	744,130	0.0
57,438		Hilton Worldwide Holdings, Inc.	3,989,069	0.2
12,960	(1)	Hyatt Hotels Corp.	800,798	0.0
30,256		International Game Technology PLC	742,785	0.0
110,430		Interpublic Group of Cos., Inc.	2,295,840	0.1
12,419		John Wiley & Sons, Inc.	664,417	0.0
47,512		Kohl's Corp.	2,168,923	0.1
67,345	(2)	L Brands, Inc.	2,802,225	0.2
18,996		Lear Corp.	3,287,828	0.2
36,991		Leggett & Platt, Inc.	1,765,580	0.1
55,890		Lennar Corp. - Class A	2,950,992	0.2
2,752		Lennar Corp. - Class B	124,060	0.0
24,899	(1)	Liberty Media Corp. - SiriusXM A	1,043,268	0.1
50,075	(1)	Liberty Media Corp. - SiriusXM C	2,096,640	0.1
7,139	(1)	Liberty Broadband Corp. - A	672,351	0.0
29,131	(1)	Liberty Broadband Corp. - C	2,776,184	0.2
15,158	(1)	Liberty Expedia Holdings, Inc.	805,041	0.0
115,632	(1)	Liberty Interactive Corp. QVC Group	2,725,446	0.1
6,935	(1)	Liberty Media Group-A	253,058	0.0
52,321	(1)	Liberty Media Group-C	1,992,907	0.1
22,314	(1)	Liberty Ventures	1,284,171	0.1
14,580	(1),(2)	Lions Gate Entertainment Corp. - A	487,701	0.0
28,488	(1)	Lions Gate Entertainment Corp. - B	905,634	0.1
37,521	(1)	Live Nation Entertainment, Inc.	1,634,040	0.1
86,022	(1)	LKQ Corp.	3,095,932	0.2
27,142	(1)	Lululemon Athletica, Inc.	1,689,590	0.1
85,569		Macy's, Inc.	1,867,116	0.1
5,153	(1)	Madison Square Garden Co.	1,103,257	0.1
96,166	(2)	Mattel, Inc.	1,488,650	0.1
142,158		MGM Resorts International	4,632,929	0.2
40,177	(1)	Michael Kors Holdings Ltd.	1,922,469	0.1
32,357	(1)	Michaels Cos, Inc.	694,705	0.0
17,352	(1)	Mohawk Industries, Inc.	4,294,794	0.2
9,659	(1)	Murphy USA, Inc.	666,471	0.0
134,645		Newell Brands, Inc.	5,745,302	0.3
106,766		News Corp - Class A	1,415,717	0.1
33,987		News Corp - Class B	463,923	0.0
32,756	(2)	Nordstrom, Inc.	1,544,445	0.1
49,136	(1)	Norwegian Cruise Line Holdings Ltd.	2,655,801	0.1
929	(1)	NVR, Inc.	2,652,295	0.1
64,819		Omnicom Group	4,801,143	0.3
24,190	(1)	O'Reilly Automotive, Inc.	5,209,800	0.3
9,987		Penske Auto Group, Inc.	475,082	0.0
16,508	(2)	Polaris Industries, Inc.	1,727,232	0.1
11,260		Pool Corp.	1,217,994	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
77,913		Pulte Group, Inc.	$2,129,362	0.1
21,751		PVH Corp.	2,741,931	0.1
15,487		Ralph Lauren Corp.	1,367,347	0.1
31,580	(2)	Regal Entertainment Group	505,280	0.0
107,734		Ross Stores, Inc.	6,956,384	0.4
48,141		Royal Caribbean Cruises Ltd.	5,706,634	0.3
36,734	(1)	Sally Beauty Holdings, Inc.	719,252	0.0
24,158		Scripps Networks Interactive - Class A	2,074,931	0.1
50,897		Service Corp. International	1,755,947	0.1
37,647	(1)	ServiceMaster Global Holdings, Inc.	1,759,244	0.1
19,146	(2)	Signet Jewelers Ltd.	1,274,166	0.1
407,915	(2)	Sirius XM Holdings, Inc.	2,251,691	0.1
18,802		Six Flags Entertainment Corp.	1,145,794	0.1
36,737	(1)	Skechers USA, Inc.	921,731	0.1
60,148		TEGNA, Inc.	801,773	0.0
12,974	(1),(2)	Tempur Sealy International, Inc.	837,083	0.0
13,826		Thor Industries, Inc.	1,740,832	0.1
30,262		Tiffany & Co.	2,777,446	0.2
42,505		Toll Brothers, Inc.	1,762,682	0.1
36,079		Tractor Supply Co.	2,283,440	0.1
20,310		Tribune Media Co.	829,867	0.0
30,867	(1)	TripAdvisor, Inc.	1,251,040	0.1
14,194		Tupperware Brands Corp.	877,473	0.1
16,562	(1)	Ulta Beauty, Inc.	3,744,006	0.2
51,520	(1),(2)	Under Armour, Inc. - Class A	849,050	0.0
52,251	(1),(2)	Under Armour, Inc. - Class C	784,810	0.0
24,129	(1)	Urban Outfitters, Inc.	576,683	0.0
11,108		Vail Resorts, Inc.	2,533,957	0.1
91,208		VF Corp.	5,798,093	0.3
2,792	(2)	Viacom, Inc.	102,466	0.0
98,573		Viacom, Inc. - Class B	2,744,272	0.1
8,734	(1)	Visteon Corp.	1,081,007	0.1
10,757	(1)	Wayfair, Inc.	725,022	0.0
51,621		Wendy's Company	801,674	0.0
19,979		Whirlpool Corp.	3,684,927	0.2
24,231	(2)	Williams-Sonoma, Inc.	1,208,158	0.1
28,642		Wyndham Worldwide Corp.	3,019,153	0.2
22,406		Wynn Resorts Ltd.	3,336,702	0.2
103,461	(1)	Yum China Holdings, Inc.	4,135,336	0.2
			270,386,575	14.2

		Consumer Staples: 4.0%
26,188	(1),(2)	Blue Buffalo Pet Products, Inc.	742,430	0.0
15,189		Brown-Forman Corp. - Class A	845,875	0.1
49,457		Brown-Forman Corp. - Class B	2,685,515	0.1
39,349		Bunge Ltd.	2,733,182	0.1
50,151		Campbell Soup Co.	2,348,070	0.1
10,630		Casey's General Stores, Inc.	1,163,454	0.1
69,825		Church & Dwight Co., Inc.	3,383,021	0.2
36,205		Clorox Co.	4,775,802	0.3
111,042		Conagra Brands, Inc.	3,746,557	0.2
130,946		Coty, Inc - Class A	2,164,537	0.1
50,714		Dr Pepper Snapple Group, Inc.	4,486,668	0.2
16,040	(1)	Edgewell Personal Care Co.	1,167,231	0.1
17,164		Energizer Holdings, Inc.	790,402	0.0
49,472		Flowers Foods, Inc.	930,568	0.1
28,484	(1)	Hain Celestial Group, Inc.	1,172,117	0.1
19,229	(1),(2)	Herbalife Ltd.	1,304,303	0.1
39,092		Hershey Co.	4,267,674	0.2
75,496		Hormel Foods Corp.	2,426,441	0.1
19,984		Ingredion, Inc.	2,410,870	0.1
30,722		JM Smucker Co.	3,223,659	0.2
69,502		Kellogg Co.	4,334,840	0.2
41,025		Lamb Weston Holdings, Inc.	1,923,662	0.1
33,597		McCormick & Co., Inc.	3,448,396	0.2
48,432		Molson Coors Brewing Co.	3,953,989	0.2
14,451		Nu Skin Enterprises, Inc.	888,447	0.1
14,845	(1)	Pilgrim's Pride Corp.	421,746	0.0
33,101		Pinnacle Foods, Inc.	1,892,384	0.1
18,184	(1)	Post Holdings, Inc.	1,605,102	0.1
294,923	(1),(2)	Rite Aid Corp.	578,049	0.0
74		Seaboard Corp.	333,370	0.0
6,853		Spectrum Brands Holdings, Inc.	725,870	0.0
37,681	(1)	Sprouts Farmers Market, Inc.	707,272	0.0
15,470	(1)	TreeHouse Foods, Inc.	1,047,783	0.1
78,147		Tyson Foods, Inc.	5,505,456	0.3
48,721	(1)	US Foods Holding Corp.	1,300,851	0.1
			75,435,593	4.0

		Energy: 5.7%
43,664		Andeavor	4,503,941	0.2
64,641	(1)	Antero Resources Corp.	1,286,356	0.1
106,836		Apache Corp.	4,893,089	0.3
119,324		Baker Hughes a GE Co.	4,369,645	0.2
129,100		Cabot Oil & Gas Corp.	3,453,425	0.2
30,993	(1),(2)	Centennial Resource Development, Inc./DE	556,944	0.0
57,247	(1)	Cheniere Energy, Inc.	2,578,405	0.1
253,623	(1),(2)	Chesapeake Energy Corp.	1,090,579	0.1
26,300		Cimarex Energy Co.	2,989,521	0.2
41,335	(1)	Concho Resources, Inc./Midland TX	5,444,646	0.3
63,819	(1)	Consol Energy, Inc.	1,081,094	0.1
24,438	(1)	Continental Resources, Inc.	943,551	0.0
147,421		Devon Energy Corp.	5,411,825	0.3
27,497	(1)	Diamondback Energy, Inc.	2,693,606	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
27,200	(1)	Energen Corp.	$1,487,296	0.1
48,459		EQT Corp.	3,161,465	0.2
33,725	(1),(2)	Extraction Oil & Gas, Inc.	519,028	0.0
44,649	(1)	Gulfport Energy Corp.	640,267	0.0
29,713	(2)	Helmerich & Payne, Inc.	1,548,344	0.1
79,391		Hess Corp.	3,722,644	0.2
49,682		HollyFrontier Corp.	1,787,061	0.1
64,473	(1),(2)	Kosmos Energy, LLC	513,205	0.0
45,507	(1)	Laredo Petroleum, Inc.	588,405	0.0
238,157		Marathon Oil Corp.	3,229,409	0.2
140,617		Marathon Petroleum Corp.	7,885,801	0.4
45,680		Murphy Oil Corp.	1,213,261	0.1
77,624		Nabors Industries Ltd.	626,426	0.0
106,692		National Oilwell Varco, Inc.	3,812,105	0.2
55,766	(1)	Newfield Exploration Co.	1,654,577	0.1
135,079		Noble Energy, Inc.	3,830,840	0.2
27,541		Oceaneering International, Inc.	723,502	0.0
105,719		Oneok, Inc.	5,857,890	0.3
64,688	(1)	Parsley Energy, Inc.	1,703,882	0.1
58,369		Patterson-UTI Energy, Inc.	1,222,247	0.1
30,680	(2)	PBF Energy, Inc.	847,075	0.0
67,017	(1)	QEP Resources, Inc.	574,336	0.0
63,973		Range Resources Corp.	1,251,952	0.1
47,183	(1)	Rice Energy, Inc.	1,365,476	0.1
16,287	(2)	RPC, Inc.	403,755	0.0
36,822	(1)	RSP Permian, Inc.	1,273,673	0.1
31,038		SM Energy Co.	550,614	0.0
141,424	(1)	Southwestern Energy Co.	864,101	0.0
59,322		Targa Resources Corp.	2,805,931	0.1
109,835	(1),(2)	Transocean Ltd.	1,181,825	0.1
247,089	(1),(2)	Weatherford International PLC	1,131,668	0.1
100,659	(1),(2)	Whiting Petroleum Corp.	549,598	0.0
232,146		Williams Cos., Inc.	6,966,701	0.4
19,060		World Fuel Services Corp.	646,325	0.0
110,991	(1)	WPX Energy, Inc.	1,276,396	0.1
			108,713,708	5.7

		Financials: 14.5%
15,825		Affiliated Managers Group, Inc.	3,004,060	0.2
106,208		AGNC Investment Corp.	2,302,589	0.1
4,164	(1)	Alleghany Corp.	2,306,898	0.1
126,221		Ally Financial, Inc.	3,062,121	0.2
19,682		American Financial Group, Inc.	2,036,103	0.1
2,075		American National Insurance Co.	245,016	0.0
41,926		Ameriprise Financial, Inc.	6,226,430	0.3
302,199		Annaly Capital Management, Inc.	3,683,806	0.2
35,678	(1)	Arch Capital Group Ltd.	3,514,283	0.2
49,866		Arthur J. Gallagher & Co.	3,069,252	0.2
16,663		Aspen Insurance Holdings Ltd.	673,185	0.0
42,407		Associated Banc-Corp.	1,028,370	0.1
15,305		Assurant, Inc.	1,461,934	0.1
32,818		Assured Guaranty Ltd.	1,238,880	0.1
30,029	(1)	Athene Holding Ltd.	1,616,761	0.1
22,901		Axis Capital Holdings Ltd.	1,312,456	0.1
11,802		Bank of Hawaii Corp.	983,815	0.0
33,652		Bank of the Ozarks, Inc.	1,616,979	0.1
29,184		BankUnited, Inc.	1,038,075	0.1
64,149		BGC Partners, Inc.	928,236	0.0
6,981		BOK Financial Corp.	621,868	0.0
32,853		Brown & Brown, Inc.	1,583,186	0.1
30,922		CBOE Holdings, Inc.	3,328,135	0.2
52,488		Chimera Investment Corp.	993,073	0.1
43,132		Cincinnati Financial Corp.	3,302,617	0.2
37,836		CIT Group, Inc.	1,855,856	0.1
140,249		Citizens Financial Group, Inc.	5,311,230	0.3
7,559		CNA Financial Corp.	379,840	0.0
49,450		Comerica, Inc.	3,771,057	0.2
25,017		Commerce Bancshares, Inc.	1,445,232	0.1
3,135	(1)	Credit Acceptance Corp.	878,333	0.0
15,960		Cullen/Frost Bankers, Inc.	1,514,923	0.1
103,886		Discover Financial Services	6,698,569	0.3
77,208	(1)	E*Trade Financial Corp.	3,367,041	0.2
40,294		East West Bancorp, Inc.	2,408,775	0.1
31,003		Eaton Vance Corp.	1,530,618	0.1
6,910		Erie Indemnity Co.	833,139	0.0
11,383		Everest Re Group Ltd.	2,599,763	0.1
10,810		Factset Research Systems, Inc.	1,946,989	0.1
26,611		Federated Investors, Inc.	790,347	0.0
210,654		Fifth Third Bancorp	5,894,099	0.3
30,114		First American Financial Corp.	1,504,797	0.1
14,886		First Hawaiian, Inc.	450,897	0.0
64,782		First Horizon National Corp.	1,240,575	0.1
43,870		First Republic Bank	4,582,660	0.2
90,042		FNB Corp.	1,263,289	0.1
73,421		FNF Group	3,484,561	0.2
11,878		Hanover Insurance Group, Inc.	1,151,335	0.1
102,423		Hartford Financial Services Group, Inc.	5,677,307	0.3
302,896		Huntington Bancshares, Inc.	4,228,428	0.2
19,377		Interactive Brokers Group, Inc.	872,740	0.0
112,609		Invesco Ltd.	3,945,819	0.2
306,246		Keycorp	5,763,550	0.3
33,614		Lazard Ltd.	1,520,025	0.1
23,413		Legg Mason, Inc.	920,365	0.0
90,635		Leucadia National Corp.	2,288,534	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
61,883		Lincoln National Corp.	$4,547,163	0.2
78,043		Loews Corp.	3,735,138	0.2
24,739		LPL Financial Holdings, Inc.	1,275,790	0.1
40,564		M&T Bank Corp.	6,532,427	0.3
3,824	(1)	Markel Corp.	4,083,956	0.2
10,273		MarketAxess Holdings, Inc.	1,895,471	0.1
7,634	(2)	Mercury General Corp.	432,771	0.0
110,423		MFA Financial, Inc.	967,305	0.0
46,619		Moody's Corp.	6,489,831	0.3
5,304		Morningstar, Inc.	450,787	0.0
24,917		MSCI, Inc. - Class A	2,912,797	0.2
31,964		Nasdaq, Inc.	2,479,447	0.1
76,056		Navient Corp.	1,142,361	0.1
85,956		New Residential Investment Corp.	1,438,044	0.1
133,279		New York Community Bancorp., Inc.	1,717,966	0.1
58,626		Northern Trust Corp.	5,389,488	0.3
68,305		Old Republic International Corp.	1,344,925	0.1
14,951	(1)	OneMain Holdings, Inc.	421,469	0.0
33,712		PacWest Bancorp	1,702,793	0.1
95,914		People's United Financial, Inc.	1,739,880	0.1
20,358		Pinnacle Financial Partners, Inc.	1,362,968	0.1
28,204		Popular, Inc.	1,013,652	0.1
74,764		Principal Financial Group, Inc.	4,810,316	0.3
14,718		ProAssurance Corp.	804,339	0.0
162,585		Progressive Corp.	7,872,366	0.4
18,593		Prosperity Bancshares, Inc.	1,222,118	0.1
36,024		Raymond James Financial, Inc.	3,037,904	0.2
337,230		Regions Financial Corp.	5,136,013	0.3
17,997		Reinsurance Group of America, Inc.	2,511,121	0.1
11,225		RenaissanceRe Holdings Ltd.	1,516,947	0.1
41,351	(1)	Santander Consumer USA Holdings, Inc.	635,565	0.0
37,541		SEI Investments Co.	2,292,253	0.1
15,138	(1)	Signature Bank	1,938,270	0.1
120,729	(1)	SLM Corp.	1,384,762	0.1
71,425		Starwood Property Trust, Inc.	1,551,351	0.1
135,624		SunTrust Banks, Inc.	8,106,246	0.4
14,701	(1)	SVB Financial Group	2,750,410	0.1
223,182		Synchrony Financial	6,929,801	0.4
33,937		Synovus Financial Corp.	1,563,138	0.1
66,027		T. Rowe Price Group, Inc.	5,985,348	0.3
44,463		TCF Financial Corp.	757,650	0.0
71,125		TD Ameritrade Holding Corp.	3,470,900	0.2
14,739		TFS Financial Corp.	237,740	0.0
32,326		Torchmark Corp.	2,588,989	0.1
96,975		Two Harbors Investment Corp.	977,508	0.0
63,157		Unum Group	3,229,217	0.2
21,606		Validus Holdings Ltd.	1,063,231	0.1
50,324	(3)	Voya Financial, Inc.	2,007,424	0.1
25,675		Webster Financial Corp.	1,349,221	0.1
27,310	(1)	Western Alliance Bancorp.	1,449,615	0.1
1,219		White Mountains Insurance Group Ltd.	1,044,683	0.1
35,482		Willis Towers Watson PLC	5,472,389	0.3
26,683		WR Berkley Corp.	1,780,823	0.1
70,396		XL Group Ltd.	2,777,122	0.1
56,177		Zions Bancorp.	2,650,431	0.1
			275,280,461	14.5

		Health Care: 9.9%
11,466	(1)	Abiomed, Inc.	1,933,168	0.1
21,992	(1),(2)	Acadia Healthcare Co., Inc.	1,050,338	0.1
27,018	(1),(2)	Acadia Pharmaceuticals, Inc.	1,017,768	0.1
90,478		Agilent Technologies, Inc.	5,808,688	0.3
11,645	(1)	Agios Pharmaceuticals, Inc.	777,304	0.0
25,106	(1)	Akorn, Inc.	833,268	0.0
24,083	(1)	Alere, Inc.	1,227,992	0.1
22,273	(1)	Align Technology, Inc.	4,148,792	0.2
42,654	(1)	Alkermes PLC	2,168,529	0.1
22,359	(1)	Alnylam Pharmaceuticals, Inc.	2,626,959	0.1
44,566		AmerisourceBergen Corp.	3,687,836	0.2
11,057	(1)	Athenahealth, Inc.	1,375,049	0.1
48,914	(1)	BioMarin Pharmaceutical, Inc.	4,552,426	0.2
5,873	(1)	Bio-Rad Laboratories, Inc.	1,305,098	0.1
10,352		Bio-Techne Corp.	1,251,453	0.1
30,361	(1)	Bioverativ, Inc.	1,732,702	0.1
51,520	(1)	Brookdale Senior Living, Inc.	546,112	0.0
29,307		Bruker Corp.	871,883	0.0
88,703		Cardinal Health, Inc.	5,936,005	0.3
47,687	(1)	Centene Corp.	4,614,671	0.2
80,726	(1)	Cerner Corp.	5,757,378	0.3
13,202	(1)	Charles River Laboratories International, Inc.	1,426,080	0.1
13,549		Cooper Cos., Inc.	3,212,603	0.2
20,349		CR Bard, Inc.	6,521,854	0.3
42,807	(1)	DaVita, Inc.	2,542,308	0.1
63,195		Dentsply Sirona, Inc.	3,779,693	0.2
23,975	(1)	DexCom, Inc.	1,172,977	0.1
58,618	(1)	Edwards Lifesciences Corp.	6,407,534	0.3
62,492	(1)	Endo International PLC	535,244	0.0
32,595	(1)	Envision Healthcare Corp.	1,465,145	0.1
80,957	(1)	Exelixis, Inc.	1,961,588	0.1
44,342	(1)	Henry Schein, Inc.	3,635,601	0.2
18,412		Hill-Rom Holdings, Inc.	1,362,488	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
78,140	(1)	Hologic, Inc.	$2,866,957	0.2
24,455	(1)	Idexx Laboratories, Inc.	3,802,508	0.2
40,782	(1)	Illumina, Inc.	8,123,774	0.4
47,243	(1)	Incyte Corp., Ltd.	5,515,148	0.3
5,020	(1),(2)	Intercept Pharmaceuticals, Inc.	291,361	0.0
16,823	(1),(2)	Intrexon Corp.	319,805	0.0
34,580	(1)	Ionis Pharmaceuticals, Inc.	1,753,206	0.1
17,799	(1),(2)	Juno Therapeutics, Inc.	798,463	0.0
28,640	(1)	Laboratory Corp. of America Holdings	4,323,781	0.2
10,424	(1)	LifePoint Health, Inc.	603,550	0.0
27,758	(1)	Mallinckrodt PLC - W/I	1,037,316	0.1
25,560	(1)	Mednax, Inc.	1,102,147	0.1
7,102	(1)	Mettler Toledo International, Inc.	4,446,988	0.2
149,630	(1)	Mylan NV	4,693,893	0.2
24,462	(1)	Neurocrine Biosciences, Inc.	1,499,031	0.1
92,861	(1),(2)	Opko Health, Inc.	637,026	0.0
23,170		Patterson Cos., Inc.	895,520	0.1
30,663		PerkinElmer, Inc.	2,114,827	0.1
37,508		Perrigo Co. PLC	3,175,052	0.2
14,340	(1)	Premier, Inc.	467,054	0.0
63,185		QIAGEN NV	1,990,328	0.1
38,355		Quest Diagnostics, Inc.	3,591,562	0.2
35,522	(1)	Quintiles IMS Holdings, Inc.	3,377,077	0.2
39,100		Resmed, Inc.	3,009,136	0.2
26,816	(1)	Seattle Genetics, Inc.	1,459,059	0.1
23,444		STERIS PLC	2,072,450	0.1
12,617		Teleflex, Inc.	3,052,935	0.2
10,399	(1),(2)	Tesaro, Inc.	1,342,511	0.1
12,006	(1)	United Therapeutics Corp.	1,406,983	0.1
24,324		Universal Health Services, Inc.	2,698,505	0.1
25,770	(1)	Varian Medical Systems, Inc.	2,578,546	0.1
30,036	(1)	Veeva Systems, Inc.	1,694,331	0.1
23,908	(1)	VWR Corp.	791,594	0.0
21,364	(1)	Waters Corp.	3,835,265	0.2
12,466	(1)	WellCare Health Plans, Inc.	2,140,911	0.1
20,523		West Pharmaceutical Services, Inc.	1,975,544	0.1
56,632		Zimmer Biomet Holdings, Inc.	6,631,041	0.4
137,684		Zoetis, Inc.	8,778,732	0.5
			188,140,451	9.9

		Industrials: 13.8%
11,694		Acuity Brands, Inc.	2,002,948	0.1
43,501	(1)	Aecom Technology Corp.	1,601,272	0.1
18,669		AGCO Corp.	1,377,212	0.1
27,012		Air Lease Corp.	1,151,251	0.1
33,725		Alaska Air Group, Inc.	2,572,206	0.1
26,720		Allegion Public Ltd.	2,310,478	0.1
37,433		Allison Transmission Holdings, Inc.	1,404,861	0.1
1,407		Amerco, Inc.	527,484	0.0
123,340		American Airlines Group, Inc.	5,857,417	0.3
63,661		Ametek, Inc.	4,204,172	0.2
40,321		AO Smith Corp.	2,396,277	0.1
109,568		Arconic, Inc.	2,726,052	0.1
12,333	(1)	Armstrong World Industries, Inc.	632,066	0.0
26,269		BWX Technologies, Inc.	1,471,589	0.1
17,329		Carlisle Cos., Inc.	1,737,925	0.1
39,290		CH Robinson Worldwide, Inc.	2,989,969	0.2
24,091		Cintas Corp.	3,475,850	0.2
14,674	(1)	Clean Harbors, Inc.	832,016	0.0
24,777	(1)	Colfax Corp.	1,031,714	0.1
8,715		Copa Holdings S.A.	1,085,279	0.1
55,637	(1)	Copart, Inc.	1,912,244	0.1
13,992		Crane Co.	1,119,220	0.1
44,581		Cummins, Inc.	7,490,945	0.4
37,081		Donaldson Co., Inc.	1,703,501	0.1
43,384		Dover Corp.	3,964,864	0.2
10,363		Dun & Bradstreet Corp.	1,206,357	0.1
33,395		Equifax, Inc.	3,539,536	0.2
50,390		Expeditors International Washington, Inc.	3,016,345	0.2
81,087		Fastenal Co.	3,695,945	0.2
36,586		Flowserve Corp.	1,558,198	0.1
39,181		Fluor Corp.	1,649,520	0.1
86,111		Fortive Corp.	6,095,798	0.3
43,032		Fortune Brands Home & Security, Inc.	2,893,041	0.2
11,620	(1)	Gardner Denver Holdings, Inc.	319,782	0.0
17,063	(1)	Genesee & Wyoming, Inc.	1,262,833	0.1
15,435		Graco, Inc.	1,909,155	0.1
56,613	(1)	HD Supply Holdings, Inc.	2,042,031	0.1
6,869		Heico Corp.	616,905	0.0
13,508		Heico Corp. - Class A	1,029,310	0.1
25,002		Hexcel Corp.	1,435,615	0.1
15,293		Hubbell, Inc.	1,774,294	0.1
12,484		Huntington Ingalls Industries, Inc.	2,826,877	0.1
21,387		IDEX Corp.	2,597,879	0.1
107,517	(1)	IHS Markit Ltd.	4,739,349	0.2
71,742		Ingersoll-Rand PLC - Class A	6,397,234	0.3
24,864		ITT, Inc.	1,100,729	0.1
33,484		Jacobs Engineering Group, Inc.	1,951,113	0.1
24,254		JB Hunt Transport Services, Inc.	2,694,134	0.1
93,503	(1)	JetBlue Airways Corp.	1,732,611	0.1
29,641		Kansas City Southern	3,221,384	0.2
38,389		KAR Auction Services, Inc.	1,832,691	0.1
14,917	(1)	Kirby Corp.	983,776	0.1
21,756		L3 Technologies, Inc.	4,099,483	0.2
11,699		Landstar System, Inc.	1,165,805	0.1
10,714		Lennox International, Inc.	1,917,485	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
16,477		Lincoln Electric Holdings, Inc.	$1,510,611	0.1
21,826		Macquarie Infrastructure Co. LLC	1,575,401	0.1
18,758		Manpowergroup, Inc.	2,210,068	0.1
89,541		Masco Corp.	3,492,994	0.2
15,872	(1)	Middleby Corp.	2,034,314	0.1
12,334		MSC Industrial Direct Co.	932,080	0.0
100,185		Nielsen Holdings PLC	4,152,668	0.2
16,106		Nordson Corp.	1,908,561	0.1
17,144		Old Dominion Freight Line	1,887,726	0.1
16,077		Orbital ATK, Inc.	2,140,813	0.1
20,879		Oshkosh Corp.	1,723,353	0.1
31,082		Owens Corning, Inc.	2,404,193	0.1
96,215		Paccar, Inc.	6,960,193	0.4
37,096		Parker Hannifin Corp.	6,492,542	0.3
46,471		Pentair PLC	3,158,169	0.2
52,242		Pitney Bowes, Inc.	731,910	0.0
41,465	(1)	Quanta Services, Inc.	1,549,547	0.1
12,481		Regal-Beloit Corp.	985,999	0.1
64,479		Republic Services, Inc.	4,259,483	0.2
34,567		Robert Half International, Inc.	1,740,103	0.1
36,018		Rockwell Automation, Inc.	6,418,768	0.3
45,493		Rockwell Collins, Inc.	5,946,390	0.3
26,767		Rollins, Inc.	1,235,029	0.1
28,202		Roper Technologies, Inc.	6,864,367	0.4
14,902		Ryder System, Inc.	1,259,964	0.1
47,430	(1),(2)	Sensata Technologies Holdings N.V.	2,279,960	0.1
16,135		Snap-On, Inc.	2,404,276	0.1
33,823		Spirit Aerosystems Holdings, Inc.	2,628,724	0.1
19,464	(1)	Spirit Airlines, Inc.	650,292	0.0
42,911		Stanley Black & Decker, Inc.	6,478,274	0.3
23,144	(1)	Stericycle, Inc.	1,657,573	0.1
9,758	(1)	Teledyne Technologies, Inc.	1,553,278	0.1
23,105		Terex Corp.	1,040,187	0.1
74,216		Textron, Inc.	3,998,758	0.2
19,376		Timken Co.	940,705	0.0
29,536		Toro Co.	1,833,004	0.1
13,561		TransDigm Group, Inc.	3,466,870	0.2
42,039	(1)	TransUnion	1,986,763	0.1
42,113		Trinity Industries, Inc.	1,343,405	0.1
77,329	(1)	United Continental Holdings, Inc.	4,707,790	0.2
23,656	(1)	United Rentals, Inc.	3,282,033	0.2
29,004	(1)	Univar, Inc.	839,086	0.0
24,574	(1),(2)	USG Corp.	802,341	0.0
6,195		Valmont Industries, Inc.	979,430	0.0
42,477	(1)	Verisk Analytics, Inc.	3,533,662	0.2
14,189	(1)	WABCO Holdings, Inc.	2,099,972	0.1
24,019	(2)	Wabtec Corp.	1,819,439	0.1
8,481		Watsco, Inc.	1,366,035	0.1
35,995	(1)	Welbilt, Inc.	829,685	0.0
13,663	(1)	Wesco International, Inc.	795,870	0.0
14,542		WW Grainger, Inc.	2,613,925	0.1
32,567	(1)	XPO Logistics, Inc.	2,207,391	0.1
50,260		Xylem, Inc.	3,147,784	0.2
			263,745,785	13.8

		Information Technology: 15.6%
231,166	(1)	Advanced Micro Devices, Inc.	2,947,367	0.1
47,277	(1)	Akamai Technologies, Inc.	2,303,335	0.1
13,604		Alliance Data Systems Corp.	3,013,966	0.2
40,749		Amdocs Ltd.	2,620,976	0.1
83,814		Amphenol Corp.	7,094,017	0.4
102,426		Analog Devices, Inc.	8,826,048	0.5
23,920	(1)	ANSYS, Inc.	2,935,702	0.1
14,825	(1)	Arista Networks, Inc.	2,810,968	0.1
49,493	(1)	ARRIS International PLC	1,410,056	0.1
24,770	(1)	Arrow Electronics, Inc.	1,991,756	0.1
20,489	(1)	Atlassian Corp. PLC	720,188	0.0
58,228	(1)	Autodesk, Inc.	6,536,675	0.3
34,853		Avnet, Inc.	1,369,723	0.1
8,055	(1),(2)	Black Knight Financial Services, Inc.	346,768	0.0
40,990		Booz Allen Hamilton Holding Corp.	1,532,616	0.1
32,835		Broadridge Financial Solutions, Inc. ADR	2,653,725	0.1
113,731		Brocade Communications Systems, Inc.	1,359,085	0.1
88,357		CA, Inc.	2,949,357	0.1
77,657	(1)	Cadence Design Systems, Inc.	3,065,122	0.2
18,443	(1)	Cavium, Inc.	1,216,131	0.1
37,813		CDK Global, Inc.	2,385,622	0.1
42,988		CDW Corp.	2,837,208	0.1
42,352	(1)	Citrix Systems, Inc.	3,253,481	0.2
23,251		Cognex Corp.	2,564,120	0.1
6,845	(1)	Coherent, Inc.	1,609,739	0.1
53,499	(1)	CommScope Holding Co., Inc.	1,776,702	0.1
53,111	(1)	Conduent, Inc.	832,249	0.0
23,678	(1)	CoreLogic, Inc.	1,094,397	0.1
8,999	(1)	CoStar Group, Inc.	2,413,982	0.1
45,387		CSRA, Inc.	1,464,639	0.1
92,111	(2)	Cypress Semiconductor Corp.	1,383,507	0.1
57,502	(1)	Dell Technologies, Inc. Class V	4,439,729	0.2
15,328		Dolby Laboratories, Inc.	881,667	0.0
17,139		DST Systems, Inc.	940,588	0.0
79,416		DXC Technology Co.	6,820,246	0.4
13,218	(1)	EchoStar Corp.	756,466	0.0
14,051	(1)	Euronet Worldwide, Inc.	1,331,894	0.1
17,799	(1)	F5 Networks, Inc.	2,145,847	0.1
92,196		Fidelity National Information Services, Inc.	8,610,184	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
49,107	(1),(2)	FireEye, Inc.	$823,524	0.0
127,329	(1)	First Data Corp.	2,297,015	0.1
22,833	(1)	First Solar, Inc.	1,047,578	0.1
59,468	(1)	Fiserv, Inc.	7,668,993	0.4
25,733	(1)	FleetCor Technologies, Inc.	3,982,696	0.2
38,079		Flir Systems, Inc.	1,481,654	0.1
41,232	(1)	Fortinet, Inc.	1,477,755	0.1
24,559	(1)	Gartner, Inc.	3,055,385	0.2
40,169		Genpact Ltd.	1,154,859	0.1
42,554		Global Payments, Inc.	4,043,907	0.2
32,658	(1)	GoDaddy, Inc.	1,420,950	0.1
20,793	(1)	Guidewire Software, Inc.	1,618,943	0.1
34,169		Harris Corp.	4,499,374	0.2
19,559	(1)	IAC/InterActiveCorp	2,299,747	0.1
10,070	(1)	IPG Photonics Corp.	1,863,554	0.1
48,936		Jabil, Inc.	1,397,123	0.1
21,690		Jack Henry & Associates, Inc.	2,229,515	0.1
104,792		Juniper Networks, Inc.	2,916,361	0.1
51,719	(1)	Keysight Technologies, Inc.	2,154,614	0.1
43,990		KLA-Tencor Corp.	4,662,940	0.2
45,245		Lam Research Corp.	8,372,135	0.4
39,831		Leidos Holdings, Inc.	2,358,792	0.1
14,520		LogMeIn, Inc.	1,597,926	0.1
19,337	(1)	Manhattan Associates, Inc.	803,839	0.0
112,872		Marvell Technology Group Ltd.	2,020,409	0.1
10,260	(1),(2)	Match Group, Inc.	237,929	0.0
78,853		Maxim Integrated Products	3,762,077	0.2
63,740		Microchip Technology, Inc.	5,722,577	0.3
32,310	(1)	Microsemi Corp.	1,663,319	0.1
45,849		Motorola Solutions, Inc.	3,891,205	0.2
29,807		National Instruments Corp.	1,256,961	0.1
33,776	(1)	NCR Corp.	1,267,276	0.1
76,171		NetApp, Inc.	3,333,243	0.2
80,379	(1)	Nuance Communications, Inc.	1,263,558	0.1
116,883	(1)	ON Semiconductor Corp.	2,158,829	0.1
24,951	(1)	Palo Alto Networks, Inc.	3,595,439	0.2
63,377	(1),(2)	Pandora Media, Inc.	488,003	0.0
90,173		Paychex, Inc.	5,406,773	0.3
32,141	(1)	PTC, Inc.	1,808,895	0.1
35,463	(1)	Qorvo, Inc.	2,506,525	0.1
49,672	(1)	Red Hat, Inc.	5,506,638	0.3
58,306		Sabre Corp.	1,055,339	0.1
46,887	(1)	ServiceNow, Inc.	5,510,629	0.3
51,705		Skyworks Solutions, Inc.	5,268,740	0.3
38,577	(1)	Splunk, Inc.	2,562,670	0.1
67,975	(1)	Square, Inc.	1,958,360	0.1
48,225		SS&C Technologies Holdings, Inc.	1,936,234	0.1
171,053		Symantec Corp.	5,612,249	0.3
42,002	(1)	Synopsys, Inc.	3,382,421	0.2
16,741	(1)	Tableau Software, Inc.	1,253,733	0.1
29,144	(1)	Take-Two Interactive Software, Inc.	2,979,391	0.2
35,194	(1)	Teradata Corp.	1,189,205	0.1
55,657		Teradyne, Inc.	2,075,450	0.1
50,844		Total System Services, Inc.	3,330,282	0.2
70,246	(1)	Trimble, Inc.	2,757,156	0.1
187,490	(1)	Twitter, Inc.	3,162,956	0.2
9,657	(1)	Tyler Technologies, Inc.	1,683,408	0.1
7,974	(1)	Ultimate Software Group, Inc.	1,511,870	0.1
11,651		Universal Display Corp.	1,501,231	0.1
45,001	(1)	Vantiv, Inc.	3,171,220	0.2
24,169	(1),(2)	VeriSign, Inc.	2,571,340	0.1
30,458		Versum Materials, Inc.	1,182,380	0.1
81,847		Western Digital Corp.	7,071,581	0.4
132,214		Western Union Co.	2,538,509	0.1
10,981	(1)	WEX, Inc.	1,232,288	0.1
36,555	(1)	Workday, Inc.	3,852,531	0.2
64,302		Xerox Corp.	2,140,614	0.1
69,800		Xilinx, Inc.	4,943,934	0.3
14,654	(1)	Zebra Technologies Corp.	1,591,131	0.1
14,724	(1)	Zillow Group, Inc. - Class A	591,169	0.0
29,453	(1),(2)	Zillow Group, Inc. - Class C	1,184,305	0.1
212,164	(1)	Zynga, Inc.	801,980	0.0
			297,968,989	15.6

		Materials: 5.8%
30,922		Albemarle Corp.	4,214,978	0.2
51,836		Alcoa Corp.	2,416,594	0.1
17,158		Aptargroup, Inc.	1,480,907	0.1
5,171	(2)	Ardagh Group SA	110,711	0.0
17,343		Ashland Global Holdings, Inc.	1,134,059	0.1
24,741		Avery Dennison Corp.	2,433,030	0.1
59,543	(1)	Axalta Coating Systems Ltd.	1,721,984	0.1
97,076		Ball Corp.	4,009,239	0.2
25,620		Bemis Co., Inc.	1,167,503	0.1
36,297	(1)	Berry Plastics Group, Inc.	2,056,225	0.1
17,127		Cabot Corp.	955,687	0.0
38,455		Celanese Corp.	4,009,703	0.2
65,340		CF Industries Holdings, Inc.	2,297,354	0.1
51,771		Chemours Co.	2,620,130	0.1
36,765	(1)	Crown Holdings, Inc.	2,195,606	0.1
17,450		Domtar Corp.	757,155	0.0
13,151		Eagle Materials, Inc.	1,403,212	0.1
40,832		Eastman Chemical Co.	3,694,888	0.2
37,486		FMC Corp.	3,347,875	0.2
379,978	(1)	Freeport-McMoRan, Inc.	5,334,891	0.3
86,821		Graphic Packaging Holding Co.	1,211,153	0.1
56,284		Huntsman Corp.	1,543,307	0.1
22,157		International Flavors & Fragrances, Inc.	3,166,457	0.2
115,514		International Paper Co.	6,563,505	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
17,600		Martin Marietta Materials, Inc.	$3,629,648	0.2
98,485		Mosaic Co.	2,126,291	0.1
2,066		NewMarket Corp.	879,599	0.0
149,835		Newmont Mining Corp.	5,620,311	0.3
89,539		Nucor Corp.	5,017,765	0.3
46,187		Olin Corp.	1,581,905	0.1
45,469	(1)	Owens-Illinois, Inc.	1,144,000	0.1
26,170		Packaging Corp. of America	3,001,176	0.2
61,934	(1)	Platform Specialty Products Corp.	690,564	0.0
19,842		Reliance Steel & Aluminum Co.	1,511,365	0.1
18,227		Royal Gold, Inc.	1,568,251	0.1
36,725		RPM International, Inc.	1,885,461	0.1
12,311		Scotts Miracle-Gro Co.	1,198,353	0.1
54,533		Sealed Air Corp.	2,329,650	0.1
20,772		Silgan Holdings, Inc.	611,320	0.0
27,449		Sonoco Products Co.	1,384,802	0.1
22,980	(2)	Southern Copper Corp.	913,685	0.0
65,168		Steel Dynamics, Inc.	2,246,341	0.1
86,470		Tahoe Resources, Inc.	455,697	0.0
48,871	(2)	United States Steel Corp.	1,254,030	0.1
57,354		Valvoline, Inc.	1,344,951	0.1
36,846		Vulcan Materials Co.	4,406,782	0.2
9,978		Westlake Chemical Corp.	829,072	0.0
69,620		WestRock Co.	3,949,543	0.2
19,096		WR Grace & Co.	1,377,776	0.1
			110,804,491	5.8

		Real Estate: 9.6%
25,886		Alexandria Real Estate Equities, Inc.	3,079,657	0.2
37,477		American Campus Communities, Inc.	1,654,610	0.1
67,064		American Homes 4 Rent	1,455,959	0.1
43,742		Apartment Investment & Management Co. - Class A	1,918,524	0.1
58,813		Apple Hospitality REIT, Inc.	1,112,154	0.1
38,618		AvalonBay Communities, Inc.	6,890,224	0.4
43,192		Boston Properties, Inc.	5,307,433	0.3
48,406		Brandywine Realty Trust	846,621	0.0
85,541		Brixmor Property Group, Inc.	1,608,171	0.1
25,406		Camden Property Trust	2,323,379	0.1
82,322	(1)	CBRE Group, Inc.	3,118,357	0.2
150,821		Colony NorthStar, Inc.	1,894,312	0.1
34,309		Columbia Property Trust, Inc.	746,907	0.0
33,017		CoreCivic, Inc.	883,865	0.0
9,496		Coresite Realty Corp.	1,062,602	0.1
27,901		Corporate Office Properties Trust SBI MD	915,990	0.0
50,420		CubeSmart	1,308,903	0.1
24,263		CyrusOne, Inc.	1,429,819	0.1
25,830		DCT Industrial Trust, Inc.	1,496,074	0.1
86,632		DDR Corp.	793,549	0.0
57,146		Digital Realty Trust, Inc.	6,762,086	0.4
40,644		Douglas Emmett, Inc.	1,602,187	0.1
99,682		Duke Realty Corp.	2,872,835	0.1
35,703		Empire State Realty Trust, Inc.	733,340	0.0
17,575		EPR Properties	1,225,681	0.1
33,732	(1)	Equity Commonwealth	1,025,453	0.0
22,793		Equity Lifestyle Properties, Inc.	1,939,228	0.1
18,326		Essex Property Trust, Inc.	4,655,354	0.2
34,104		Extra Space Storage, Inc.	2,725,592	0.1
20,168		Federal Realty Investment Trust	2,505,067	0.1
70,449		Forest City Realty Trust, Inc.	1,797,154	0.1
56,148		Gaming and Leisure Properties, Inc.	2,071,300	0.1
172,804		GGP, Inc.	3,589,139	0.2
131,628		HCP, Inc.	3,663,207	0.2
54,997		Healthcare Trust of America, Inc.	1,638,911	0.1
28,151		Highwoods Properties, Inc.	1,466,386	0.1
45,501		Hospitality Properties Trust	1,296,324	0.1
204,713		Host Hotels & Resorts, Inc.	3,785,143	0.2
9,535	(1)	Howard Hughes Corp.	1,124,463	0.1
43,746		Hudson Pacific Properties, Inc.	1,466,803	0.1
24,618	(2)	Invitation Homes, Inc.	557,598	0.0
73,536		Iron Mountain, Inc.	2,860,550	0.1
24,111	(1)	JBG SMITH Properties	824,837	0.0
12,653		Jones Lang LaSalle, Inc.	1,562,646	0.1
27,039		Kilroy Realty Corp.	1,923,014	0.1
115,749		Kimco Realty Corp.	2,262,893	0.1
23,208		Lamar Advertising Co.	1,590,444	0.1
41,235		Liberty Property Trust	1,693,109	0.1
12,835	(2)	Life Storage, Inc.	1,050,031	0.1
38,324		Macerich Co.	2,106,670	0.1
101,465		Medical Properties Trust, Inc.	1,332,235	0.1
31,766		Mid-America Apartment Communities, Inc.	3,395,150	0.2
41,652		National Retail Properties, Inc.	1,735,222	0.1
54,493	(2)	Omega Healthcare Investors, Inc.	1,738,872	0.1
38,802		Outfront Media, Inc.	977,034	0.0
55,571		Paramount Group, Inc.	889,136	0.0
40,189		Park Hotels & Resorts, Inc.	1,107,609	0.1
40,613		Piedmont Office Realty Trust, Inc.	818,758	0.0
147,553		ProLogis, Inc.	9,363,713	0.5
36,000		Rayonier, Inc.	1,040,040	0.1
38,105		Realogy Holdings Corp.	1,255,560	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
76,592		Realty Income Corp.	$4,380,296	0.2
41,783		Regency Centers Corp.	2,592,217	0.1
64,570		Retail Properties of America, Inc.	847,804	0.0
33,669	(1)	SBA Communications Corp.	4,850,019	0.3
65,960		Senior Housing Properties Trust	1,289,518	0.1
26,976		SL Green Realty Corp.	2,733,208	0.1
135,695		Spirit Realty Capital, Inc.	1,162,906	0.1
47,740		STORE Capital Corp.	1,187,294	0.1
21,455		Sun Communities, Inc.	1,838,264	0.1
26,216		Tanger Factory Outlet Centers, Inc.	640,195	0.0
16,510		Taubman Centers, Inc.	820,547	0.0
74,403		UDR, Inc.	2,829,546	0.1
46,389	(1),(2)	Uniti Group, Inc.	680,063	0.0
99,458		Ventas, Inc.	6,477,700	0.3
273,881		VEREIT, Inc.	2,270,474	0.1
48,223		Vornado Realty Trust	3,707,384	0.2
33,610		Weingarten Realty Investors	1,066,781	0.1
102,837		Welltower, Inc.	7,227,384	0.4
209,335		Weyerhaeuser Co.	7,123,670	0.4
29,567		WP Carey, Inc.	1,992,520	0.1
			183,595,674	9.6

		Telecommunication Services: 0.5%
151,478	(2)	CenturyLink, Inc.	2,862,934	0.2
82,845	(1)	Level 3 Communications, Inc.	4,414,810	0.2
27,098		Telephone & Data Systems, Inc.	755,763	0.0
3,916	(1)	United States Cellular Corp.	138,627	0.0
52,107	(1)	Zayo Group Holdings, Inc.	1,793,523	0.1
			9,965,657	0.5

		Utilities: 6.1%
185,198		AES Corp.	2,040,882	0.1
63,934		Alliant Energy Corp.	2,657,736	0.1
68,019		Ameren Corp.	3,934,219	0.2
50,046		American Water Works Co., Inc.	4,049,222	0.2
49,855		Aqua America, Inc.	1,654,687	0.1
28,880		Atmos Energy Corp.	2,421,299	0.1
15,860		Avangrid, Inc.	752,081	0.0
100,693	(1)	Calpine Corp.	1,485,222	0.1
120,994		Centerpoint Energy, Inc.	3,534,235	0.2
78,373		CMS Energy Corp.	3,630,237	0.2
85,894		Consolidated Edison, Inc.	6,929,928	0.4
50,197		DTE Energy Co.	5,389,150	0.3
89,109		Edison International	6,876,542	0.4
50,377		Entergy Corp.	3,846,788	0.2
88,997		Eversource Energy	5,378,979	0.3
124,598		FirstEnergy Corp.	3,841,356	0.2
60,403		Great Plains Energy, Inc.	1,830,211	0.1
30,315		Hawaiian Electric Industries	1,011,612	0.0
54,411		MDU Resources Group, Inc.	1,411,965	0.1
22,517		National Fuel Gas Co.	1,274,687	0.1
91,033		NiSource, Inc.	2,329,535	0.1
83,880		NRG Energy, Inc.	2,146,489	0.1
55,895		OGE Energy Corp.	2,013,897	0.1
31,166		Pinnacle West Capital Corp.	2,635,397	0.1
192,203		PPL Corp.	7,294,104	0.4
141,848		Public Service Enterprise Group, Inc.	6,560,470	0.3
36,892		SCANA Corp.	1,788,893	0.1
70,466		Sempra Energy	8,042,285	0.4
48,441		UGI Corp.	2,269,945	0.1
23,300		Vectren Corp.	1,532,441	0.1
67,648		Vistra Energy Corp.	1,264,341	0.1
88,612		WEC Energy Group, Inc.	5,563,061	0.3
39,730		Westar Energy, Inc.	1,970,608	0.1
142,550		Xcel Energy, Inc.	6,745,466	0.4
			116,107,970	6.1

	Total Common Stock
	(Cost $1,021,962,152)		1,900,145,354	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(4): 2.6%
5,017,365	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $5,017,798, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $5,117,712, due 08/15/18-02/15/37)	5,017,365	0.3
11,667,862	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $11,668,888, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $11,901,219, due 10/12/17-05/20/67)	11,667,862	0.6

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
11,667,862	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $11,668,888, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,901,219, due 10/12/17-12/01/51)	$11,667,862	0.6
11,667,862	Mizuho Securities USA LLC, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $11,668,879, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $11,901,219, due 09/01/47-08/01/56)	11,667,862	0.6
9,105,472	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $9,106,370, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,304,267, due 01/15/19-02/15/46)	9,105,472	0.5
		49,126,423	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
4,449,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $4,449,000)	4,449,000	0.2

	Total Short-Term Investments
	(Cost $53,575,423)	53,575,423	2.8

	Total Investments in Securities (Cost $1,075,537,575)	$1,953,720,777	102.5
	Liabilities in Excess of Other Assets	(48,457,699)	(2.5)
	Net Assets	$1,905,263,078	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$1,900,145,354	$–	$–	$1,900,145,354
Short-Term Investments	4,449,000	49,126,423	–	53,575,423
Total Investments, at fair value	$1,904,594,354	$49,126,423	$–	$1,953,720,777
Other Financial Instruments+
Futures	171,498	–	–	171,498
Total Assets	$1,904,765,852	$49,126,423	$–	$1,953,892,275

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	38	12/15/17	$6,823,660	$171,498
			$6,823,660	$171,498

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$171,498
Total Asset Derivatives		$171,498

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,087,773,218.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$941,569,115
Gross Unrealized Depreciation	(75,450,058)
Net Unrealized Appreciation	$866,119,057

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 11.8%
30,117		Aarons, Inc.	$1,314,005	0.1
30,822		Abercrombie & Fitch Co.	445,070	0.1
9,787	(1)	Acushnet Holdings Corp.	173,817	0.0
28,875		Adtalem Global Education, Inc.	1,035,169	0.1
24,689	(1)	AMC Entertainment Holdings, Inc.	362,928	0.0
36,449	(2)	American Axle & Manufacturing Holdings, Inc.	640,773	0.1
75,970		American Eagle Outfitters, Inc.	1,086,371	0.1
26,463	(1),(2)	American Outdoor Brands Corp.	403,561	0.1
9,339	(2)	American Public Education, Inc.	196,586	0.0
4,288	(2)	America's Car-Mart, Inc.	176,344	0.0
9,492	(2)	Asbury Automotive Group, Inc.	579,961	0.1
86,839	(2)	Ascena Retail Group, Inc.	212,756	0.0
8,062	(2)	Ascent Capital Group, Inc.	105,128	0.0
20,678	(2)	Barnes & Noble Education, Inc.	134,614	0.0
28,602		Barnes & Noble, Inc.	217,375	0.0
6,582		Bassett Furniture Industries, Inc.	248,141	0.0
17,040	(2)	Beazer Homes USA, Inc.	319,330	0.0
41,324	(2)	Belmond Ltd.	564,073	0.1
7,936	(1)	Big 5 Sporting Goods Corp.	60,710	0.0
20,267	(1)	Big Lots, Inc.	1,085,703	0.1
736	(2)	Biglari Holdings, Inc.	245,301	0.0
9,601	(2)	BJ's Restaurants, Inc.	292,350	0.0
45,946		Bloomin Brands, Inc.	808,650	0.1
5,638	(2)	Bojangles', Inc.	76,113	0.0
8,018	(2)	Boot Barn Holdings, Inc.	71,360	0.0
38,688		Boyd Gaming Corp.	1,007,822	0.1
6,841	(2)	Bridgepoint Education, Inc.	65,674	0.0
21,522	(1)	Brinker International, Inc.	685,691	0.1
13,913	(1)	Buckle, Inc.	234,434	0.0
7,471	(2)	Buffalo Wild Wings, Inc.	789,685	0.1
23,715	(2)	Caesars Acquisition Co.	508,687	0.1
26,916	(1),(2)	Caesars Entertainment Corp.	359,329	0.0
20,383		Caleres, Inc.	622,089	0.1
44,233		Callaway Golf Co.	638,282	0.1
8,491		Camping World Holdings, Inc.	345,923	0.0
5,879		Capella Education Co.	412,412	0.1
34,348	(2)	Career Education Corp.	356,876	0.0
19,139	(2)	Carrols Restaurant Group, Inc.	208,615	0.0
6,670	(1),(2)	Carvana Co.	97,916	0.0
13,718		Cato Corp.	181,489	0.0
4,197	(2)	Cavco Industries, Inc.	619,267	0.1
46,348	(2)	Central European Media Enterprises Ltd.	187,709	0.0
11,407	(2)	Century Communities, Inc.	281,753	0.0
20,594		Cheesecake Factory	867,419	0.1
39,586	(2)	Chegg, Inc.	587,456	0.1
58,999		Chico's FAS, Inc.	528,041	0.1
8,285		Childrens Place Retail Stores, Inc.	978,873	0.1
6,440		Churchill Downs, Inc.	1,327,928	0.1
9,004	(2)	Chuy's Holdings, Inc.	189,534	0.0
7,926		Citi Trends, Inc.	157,490	0.0
22,912		Clear Channel Outdoor Holdings, Inc.	106,541	0.0
13,082		Columbia Sportswear Co.	805,590	0.1
9,632	(1),(2)	Conn's, Inc.	271,141	0.0
12,167	(2)	Container Store Group, Inc.	51,223	0.0
24,820		Cooper Tire & Rubber Co.	928,268	0.1
7,797	(2)	Cooper-Standard Holdings, Inc.	904,218	0.1
21,483		Core-Mark Holding Co., Inc.	690,464	0.1
8,750	(1)	Cracker Barrel Old Country Store, Inc.	1,326,675	0.1
39,105	(2)	CROCS, Inc.	379,318	0.0
7,400		CSS Industries, Inc.	213,268	0.0
6,414		Culp, Inc.	210,058	0.0
783	(1),(2)	Daily Journal Corp.	171,172	0.0
67,557		Dana, Inc.	1,888,894	0.2
18,926	(2)	Dave & Buster's Entertainment, Inc.	993,236	0.1
14,812	(2)	Deckers Outdoor Corp.	1,013,289	0.1
14,576	(2)	Del Frisco's Restaurant Group, Inc.	212,081	0.0
12,007	(2)	Del Taco Restaurants, Inc.	184,187	0.0
39,852	(2)	Denny's Corp.	496,157	0.1
6,115	(1)	Dillard's, Inc.	342,868	0.0
7,845	(1)	DineEquity, Inc.	337,178	0.0
12,292	(2)	Dorman Products, Inc.	880,353	0.1
29,225		DSW, Inc.	627,753	0.1
5,829	(1),(2)	Duluth Holdings, Inc.	118,270	0.0
9,713	(2)	El Pollo Loco Holdings, Inc.	118,013	0.0
21,469	(1),(2)	Eldorado Resorts, Inc.	550,680	0.1
7,301	(1)	Emerald Expositions Events, Inc.	169,675	0.0
19,392	(1)	Entercom Communications Corp.	222,038	0.0
32,940		Entravision Communications Corp.	187,758	0.0
12,781	(1),(2)	Eros International PLC	182,768	0.0
10,858		Ethan Allen Interiors, Inc.	351,799	0.0
28,781	(2)	EW Scripps Co.	550,005	0.1
33,207	(2)	Express, Inc.	224,479	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
13,014	(2)	Fiesta Restaurant Group, Inc.	$247,266	0.0
19,741	(1)	Finish Line, Inc.	237,484	0.0
25,304	(2)	Five Below, Inc.	1,388,684	0.2
3,544		Flexsteel Industries, Inc.	179,681	0.0
19,208	(1),(2)	Fossil Group, Inc.	179,211	0.0
16,233	(2)	Fox Factory Holding Corp.	699,642	0.1
20,638	(2)	Francesca's Holdings Corp.	151,896	0.0
19,503	(1)	Fred's, Inc.	125,599	0.0
10,464	(2)	FTD Cos, Inc.	136,451	0.0
52,723		Gannett Co., Inc.	474,507	0.1
10,174	(2)	Genesco, Inc.	270,628	0.0
16,509	(2)	Gentherm, Inc.	613,309	0.1
20,057	(2)	G-III Apparel Group Ltd.	582,054	0.1
27,303	(1),(2)	Global Eagle Entertainment, Inc.	93,376	0.0
31,822	(1)	GNC Holdings, Inc.	281,306	0.0
8,931	(2)	Golden Entertainment, Inc.	217,738	0.0
46,683	(1),(2)	GoPro, Inc.	513,980	0.1
21,691	(2)	Grand Canyon Education, Inc.	1,969,977	0.2
32,706	(2)	Gray Television, Inc.	513,484	0.1
14,298	(2)	Green Brick Partners, Inc.	141,550	0.0
9,288		Group 1 Automotive, Inc.	673,008	0.1
152,428	(1),(2)	Groupon, Inc.	792,626	0.1
26,649	(1)	Guess?, Inc.	453,832	0.1
7,157	(1),(2)	Habit Restaurants, Inc.	93,399	0.0
11,303		Haverty Furniture Cos., Inc.	295,573	0.0
12,727	(2)	Helen of Troy Ltd.	1,233,246	0.1
12,007	(1),(2)	Hibbett Sporting Goods, Inc.	171,100	0.0
4,832		Hooker Furniture Corp.	230,728	0.0
11,062	(1),(2)	Horizon Global Corp.	195,134	0.0
54,290	(2)	Houghton Mifflin Harcourt Co.	654,195	0.1
71,713	(1),(2)	Hovnanian Enterprises, Inc.	138,406	0.0
14,572		HSN, Inc.	569,037	0.1
24,215	(2)	Iconix Brand Group, Inc.	137,783	0.0
53,119		ILG, Inc.	1,419,871	0.2
26,924	(1),(2)	Imax Corp.	609,829	0.1
9,902	(2)	Installed Building Products, Inc.	641,650	0.1
10,981		International Speedway Corp.	395,316	0.1
12,362	(1),(2)	iRobot Corp.	952,616	0.1
9,937	(2)	J Alexander's Holdings, Inc.	115,269	0.0
14,801		Jack in the Box, Inc.	1,508,518	0.2
138,603	(1),(2)	JC Penney Co., Inc.	528,077	0.1
1,971		Johnson Outdoors, Inc.	144,435	0.0
17,375	(2)	K12, Inc.	309,970	0.0
35,115		KB Home	846,974	0.1
10,231	(2)	Kirkland's, Inc.	116,940	0.0
38,884	(2)	La Quinta Holdings, Inc.	680,470	0.1
9,126	(2)	Lands' End, Inc.	120,463	0.0
15,852	(2)	Laureate Education Inc.- Class A	230,647	0.0
22,281		La-Z-Boy, Inc.	599,359	0.1
10,816		LCI Industries	1,253,034	0.1
8,785	(1),(2)	LGI Homes, Inc.	426,687	0.1
16,424		Libbey, Inc.	152,086	0.0
20,413	(2)	Liberty Media Corp. - Braves C	515,837	0.1
35,163	(2)	Liberty TripAdvisor Holdings, Inc.	434,263	0.1
6,146		Lifetime Brands, Inc.	112,472	0.0
10,809		Lithia Motors, Inc.	1,300,431	0.1
6,350	(1),(2)	Loral Space & Communications, Inc.	314,325	0.0
12,770	(2)	Lumber Liquidators Holdings, Inc.	497,775	0.1
16,321	(2)	M/I Homes, Inc.	436,260	0.1
10,529	(2)	Malibu Boats, Inc.	333,138	0.0
14,079		Marcus Corp.	389,988	0.0
12,935	(2)	MarineMax, Inc.	214,074	0.0
10,540		Marriott Vacations Worldwide Corp.	1,312,546	0.1
6,941	(2)	MCBC Holdings, Inc.	141,458	0.0
17,945		MDC Holdings, Inc.	595,953	0.1
25,906		MDC Partners, Inc.	284,966	0.0
17,531		Meredith Corp.	972,971	0.1
17,965	(2)	Meritage Homes Corp.	797,646	0.1
22,633	(2)	Modine Manufacturing Co.	435,685	0.1
3,433	(2)	Monarch Casino & Resort, Inc.	135,706	0.0
14,530		Monro Muffler Brake, Inc.	814,407	0.1
9,322	(2)	Motorcar Parts of America, Inc.	274,626	0.0
8,397		Movado Group, Inc.	235,116	0.0
27,457	(2)	MSG Networks, Inc.	582,088	0.1
33,589		National CineMedia, Inc.	234,451	0.0
16,148	(2)	Nautilus, Inc.	272,901	0.0
21,269		New Media Investment Group, Inc.	314,569	0.0
57,546		New York Times Co.	1,127,902	0.1
20,879		Nexstar Media Group, Inc.	1,300,762	0.1
14,068		Nutri/System, Inc.	786,401	0.1
240,430		Office Depot, Inc.	1,091,552	0.1
21,093	(2)	Ollie's Bargain Outlet Holdings, Inc.	978,715	0.1
8,428	(2)	Overstock.com, Inc.	250,312	0.0
6,896		Oxford Industries, Inc.	438,172	0.1
12,318		Papa John's International, Inc.	900,076	0.1
12,928	(1),(2)	Party City Holdco, Inc.	175,174	0.0
39,066	(2)	Penn National Gaming, Inc.	913,754	0.1
7,504	(2)	Perry Ellis International, Inc.	177,545	0.0
9,199		PetMed Express, Inc.	304,947	0.0
17,259	(2)	Pico Holdings, Inc.	288,225	0.0
41,145		Pier 1 Imports, Inc.	172,398	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
28,303	(2)	Pinnacle Entertainment, Inc.	$603,137	0.1
38,903		Planet Fitness, Inc.	1,049,603	0.1
11,413	(2)	Potbelly Corp.	141,521	0.0
6,548	(2)	Red Robin Gourmet Burgers, Inc.	438,716	0.1
30,083		Red Rock Resorts, Inc.	696,722	0.1
19,404	(2)	Regis Corp.	276,895	0.0
22,524	(1)	Rent-A-Center, Inc.	258,576	0.0
9,621	(1),(2)	RH	676,549	0.1
40,052	(2)	Ruby Tuesday, Inc.	85,711	0.0
16,654		Ruth's Hospitality Group, Inc.	348,901	0.0
12,092		Scholastic Corp.	449,822	0.1
24,650	(2)	Scientific Games Corp.	1,130,203	0.1
31,516	(1)	SeaWorld Entertainment, Inc.	409,393	0.1
20,254	(2)	Select Comfort Corp.	628,887	0.1
25,485	(1),(2)	Sequential Brands Group, Inc.	76,200	0.0
9,277	(1),(2)	Shake Shack, Inc.	308,275	0.0
16,367	(2)	Shutterfly, Inc.	793,472	0.1
33,743	(1)	Sinclair Broadcast Group, Inc.	1,081,463	0.1
13,262		Sonic Automotive, Inc.	270,545	0.0
21,543		Sonic Corp.	548,269	0.1
18,970	(2)	Sotheby's	874,707	0.1
8,751		Speedway Motorsports, Inc.	186,396	0.0
17,638	(1),(2)	Sportsman's Warehouse Holdings, Inc.	79,547	0.0
11,155		Standard Motor Products, Inc.	538,229	0.1
28,709	(2)	Steven Madden Ltd.	1,243,100	0.1
14,455	(2)	Stoneridge, Inc.	286,354	0.0
5,070		Strayer Education, Inc.	442,459	0.1
8,499	(1)	Sturm Ruger & Co., Inc.	439,398	0.1
12,229		Superior Industries International	203,613	0.0
23,424	(1)	Tailored Brands, Inc.	338,243	0.0
27,050	(2)	Taylor Morrison Home Corp.	596,453	0.1
24,308		Tenneco, Inc.	1,474,766	0.2
30,143		Texas Roadhouse, Inc.	1,481,227	0.2
14,617		Tile Shop Holdings, Inc.	185,636	0.0
5,225		Tilly's, Inc.	62,648	0.0
48,135		Time, Inc.	649,823	0.1
17,751	(2)	TopBuild Corp.	1,156,833	0.1
10,719		Tower International, Inc.	291,557	0.0
64,776	(2)	TRI Pointe Group, Inc.	894,557	0.1
13,748	(1),(2)	Tronc, Inc.	199,758	0.0
8,369	(2)	Unifi, Inc.	298,187	0.0
6,895	(2)	Universal Electronics, Inc.	437,143	0.1
13,261	(2)	Vera Bradley, Inc.	116,829	0.0
25,929	(2)	Vista Outdoor, Inc.	594,811	0.1
13,099	(2)	Vitamin Shoppe, Inc.	70,080	0.0
12,411	(2)	VOXX International Corp.	106,114	0.0
13,138	(1),(2)	Weight Watchers International, Inc.	572,160	0.1
4,441		Weyco Group, Inc.	126,036	0.0
5,808	(2)	WideOpenWest, Inc.	87,585	0.0
10,269	(2)	William Lyon Homes	236,084	0.0
11,653	(1)	Wingstop, Inc.	387,462	0.0
14,717		Winnebago Industries	658,586	0.1
45,175		Wolverine World Wide, Inc.	1,303,299	0.1
16,755	(1)	World Wrestling Entertainment, Inc.	394,580	0.1
14,811	(2)	Zagg, Inc.	233,273	0.0
10,691	(2)	Zoe's Kitchen, Inc.	135,027	0.0
10,114	(2)	Zumiez, Inc.	183,063	0.0
			113,212,171	11.8

		Consumer Staples: 2.7%
15,006	(1),(2)	Amplify Snack Brands, Inc.	106,393	0.0
13,315		Andersons, Inc.	456,039	0.1
30,430	(1)	B&G Foods, Inc.	969,195	0.1
9,829		Bob Evans Farms, Inc.	761,846	0.1
4,104	(1),(2)	Boston Beer Co., Inc.	641,045	0.1
7,590	(1)	Calavo Growers, Inc.	555,588	0.1
14,581	(1),(2)	Cal-Maine Foods, Inc.	599,279	0.1
52,875	(2)	Castle Brands, Inc.	70,852	0.0
20,763	(2)	Central Garden and Pet Co.	772,176	0.1
10,145	(1),(2)	Chefs' Warehouse Holdings, Inc.	195,798	0.0
2,416		Coca-Cola Bottling Co. Consolidated	521,252	0.1
5,020	(2)	Craft Brew Alliance, Inc.	88,101	0.0
74,448	(2)	Darling Ingredients, Inc.	1,304,329	0.1
41,230		Dean Foods Co.	448,582	0.1
9,371	(1),(2)	elf Beauty, Inc.	211,316	0.0
2,999	(2)	Farmer Bros Co.	98,517	0.0
15,395		Fresh Del Monte Produce, Inc.	699,857	0.1
11,316	(1),(2)	Freshpet, Inc.	177,095	0.0
37,410	(2)	Hostess Brands, Inc.	511,021	0.1
55,769	(2)	HRG Group, Inc.	870,554	0.1
8,252		Ingles Markets, Inc.	212,076	0.0
8,094		Inter Parfums, Inc.	333,877	0.0
7,640		J&J Snack Foods Corp.	1,003,132	0.1
4,492		John B Sanfilippo & Son, Inc.	302,357	0.0
8,517		Lancaster Colony Corp.	1,023,062	0.1
17,426	(2)	Landec Corp.	225,667	0.0
4,058		Limoneira Co.	94,024	0.0
3,852		Medifast, Inc.	228,693	0.0
6,639	(1)	MGP Ingredients, Inc.	402,523	0.0
5,610		National Beverage Corp.	695,921	0.1
4,412		Natural Health Trends Corp.	105,447	0.0
11,668		Omega Protein Corp.	194,272	0.0
5,940	(1)	Orchids Paper Products Co.	83,635	0.0
32,402	(2)	Performance Food Group Co.	915,357	0.1
9,978		Pricesmart, Inc.	890,537	0.1
14,347	(2)	Primo Water Corp.	170,012	0.0
6,135	(1),(2)	Revlon, Inc. - Class A	150,614	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
9,629		Sanderson Farms, Inc.	$1,555,276	0.2
5,306	(2)	Seneca Foods Corp.	183,057	0.0
10,390	(2)	Smart & Final Stores, Inc.	81,562	0.0
39,439		Snyders-Lance, Inc.	1,504,203	0.2
17,124		SpartanNash Co.	451,560	0.1
17,145	(2)	SUPERVALU, Inc.	372,904	0.0
9,862	(1)	Tootsie Roll Industries, Inc.	374,756	0.0
3,066	(2)	Turning Point Brands, Inc.	52,122	0.0
22,871	(2)	United Natural Foods, Inc.	951,205	0.1
11,351		Universal Corp.	650,412	0.1
5,712	(2)	USANA Health Sciences, Inc.	329,582	0.0
42,767		Vector Group Ltd.	875,440	0.1
7,271		WD-40 Co.	813,625	0.1
6,563		Weis Markets, Inc.	285,491	0.0
			25,571,236	2.7

		Energy: 3.7%
73,546	(2)	Abraxas Petroleum Corp.	138,266	0.0
10,195	(1)	Arch Coal, Inc.	731,389	0.1
31,248		Archrock, Inc.	392,162	0.1
14,753	(1)	Ardmore Shipping Corp.	121,712	0.0
35,443	(1),(2)	Atwood Oceanics, Inc.	332,810	0.0
8,014	(1),(2)	Basic Energy Services, Inc.	154,670	0.0
32,198	(2)	Bill Barrett Corp.	138,129	0.0
9,593	(2)	Bonanza Creek Energy, Inc.	316,473	0.0
16,965	(1)	Bristow Group, Inc.	158,623	0.0
21,662	(2)	C&J Energy Services, Inc.	649,210	0.1
19,162	(1),(2)	California Resources Corp.	200,435	0.0
93,670	(1),(2)	Callon Petroleum Co.	1,052,851	0.1
11,620	(1),(2)	CARBO Ceramics, Inc.	100,281	0.0
33,257	(2)	Carrizo Oil & Gas, Inc.	569,692	0.1
54,979	(2)	Clean Energy Fuels Corp.	136,348	0.0
31,246	(2)	Cloud Peak Energy, Inc.	114,360	0.0
1	(2)	Cobalt International Energy, Inc.	1	0.0
11,735	(2)	Contango Oil & Gas Co.	59,027	0.0
6,698	(1)	CVR Energy, Inc.	173,478	0.0
34,580		Delek US Holdings, Inc.	924,323	0.1
178,719	(2)	Denbury Resources, Inc.	239,483	0.0
46,770		DHT Holdings, Inc.	186,145	0.0
30,829	(1),(2)	Diamond Offshore Drilling	447,020	0.1
15,747	(2)	Dorian L.P.G Ltd.	107,395	0.0
17,630	(2)	Dril-Quip, Inc.	778,364	0.1
8,878	(2)	Earthstone Energy, Inc.	97,569	0.0
38,699	(2)	Eclipse Resouces Corp.	96,747	0.0
14,402	(2)	Energy XXI Gulf Coast, Inc.	148,917	0.0
138,049	(1)	Ensco PLC	824,153	0.1
21,960	(1),(2)	EP Energy Corp.	71,590	0.0
14,054	(2)	Era Group, Inc.	157,264	0.0
10,656		Evolution Petroleum Corp.	76,723	0.0
15,228	(2)	Exterran Corp.	481,357	0.1
70,711	(1),(2)	Fairmount Santrol Holdings, Inc.	337,999	0.1
30,740	(2)	Forum Energy Technologies, Inc.	488,766	0.1
21,717	(1)	Frank's International N.V.	167,655	0.0
32,821	(1)	Frontline Ltd./Bermuda	198,239	0.0
21,754	(1)	GasLog Ltd.	379,607	0.1
102,710	(2)	Gastar Exploration, Inc.	90,344	0.0
23,024	(1),(2)	Gener8 Maritime, Inc.	103,838	0.0
8,842	(2)	Geospace Technologies Corp.	157,564	0.0
44,301	(1)	Golar LNG Ltd.	1,001,646	0.1
18,001		Green Plains, Inc.	362,720	0.1
58,552	(2)	Halcon Resources Corp.	398,154	0.1
63,367	(2)	Helix Energy Solutions Group, Inc.	468,282	0.1
18,763	(2)	Independence Contract Drilling, Inc.	71,299	0.0
13,473	(2)	International Seaways, Inc.	265,418	0.0
21,666	(1),(2)	Jagged Peak Energy, Inc.	295,958	0.0
33,571	(1),(2)	Jones Energy, Inc.	64,456	0.0
14,972	(1),(2)	Keane Group, Inc.	249,733	0.0
5,060	(1),(2)	Key Energy Services, Inc.	66,640	0.0
20,088	(1),(2)	Lilis Energy, Inc.	89,793	0.0
5,499	(2)	Mammoth Energy Services, Inc.	92,713	0.0
41,733	(1),(2)	Matador Resources Co.	1,133,051	0.1
15,197	(2)	Matrix Service Co.	230,994	0.0
126,977	(2)	McDermott International, Inc.	923,123	0.1
2,561		Nacco Industries, Inc.	219,734	0.0
9,464	(2)	Natural Gas Services Group, Inc.	268,778	0.0
6,192	(2)	NCS Multistage Holdings, Inc.	149,103	0.0
43,922	(2)	Newpark Resources, Inc.	439,220	0.1
107,091	(1),(2)	Noble Corp. PLC	492,619	0.1
46,032	(1)	Nordic American Tankers Ltd.	245,811	0.0
108,142	(2)	Oasis Petroleum, Inc.	986,255	0.1
22,262	(2)	Oil States International, Inc.	564,342	0.1
21,710	(2)	Overseas Shipholding Group, Inc.	57,097	0.0
19,222	(2)	Pacific Ethanol, Inc.	106,682	0.0
10,651		Panhandle Oil and Gas, Inc.	253,494	0.0
16,128	(2)	Par Pacific Holdings, Inc.	335,462	0.1
79,644	(2)	Parker Drilling Co.	87,608	0.0
31,103	(2)	PDC Energy, Inc.	1,524,980	0.2
29,018	(1),(2)	Peabody Energy Corp.	841,812	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
6,870	(1),(2)	Penn Virginia Corp.	$274,663	0.0
8,960	(2)	PHI, Inc.	105,370	0.0
39,530	(2)	Pioneer Energy Services Corp.	100,802	0.0
12,605	(2)	ProPetro Holding Corp.	180,882	0.0
22,206	(2)	Renewable Energy Group, Inc.	269,803	0.0
10,138	(1),(2)	Resolute Energy Corp.	300,997	0.0
3,248	(2)	REX American Resources Corp.	304,760	0.0
7,027	(2)	RigNet, Inc.	120,864	0.0
21,296	(2)	Ring Energy, Inc.	308,579	0.0
54,079	(2)	Rowan Companies PLC	694,915	0.1
33,214	(1),(2)	Sanchez Energy Corp.	160,091	0.0
17,155	(1),(2)	SandRidge Energy, Inc.	344,644	0.1
88,113		Scorpio Tankers, Inc.	302,228	0.0
7,276	(2)	SEACOR Holdings, Inc.	335,496	0.1
7,315	(2)	SEACOR Marine Holdings, Inc.	114,407	0.0
30,557	(1)	SemGroup Corp. - Class A	878,514	0.1
29,395	(1)	Ship Finance International Ltd.	426,228	0.1
3,404	(2)	SilverBow Resources, Inc.	83,568	0.0
9,431	(2)	Smart Sand Inc.	63,942	0.0
94,716	(2)	SRC Energy, Inc.	915,904	0.1
8,976	(1),(2)	Stone Energy Corp.	260,843	0.0
68,375	(2)	Superior Energy Services	730,245	0.1
22,518	(1)	Teekay Corp.	201,086	0.0
63,186		Teekay Tankers Ltd. Class A	102,361	0.0
26,204	(1),(2)	Tellurian, Inc.	279,859	0.0
24,546	(2)	Tesco Corp.	133,776	0.0
49,988	(2)	Tetra Technologies, Inc.	142,966	0.0
92,186	(2)	Ultra Petroleum Corp.	799,253	0.1
23,453	(2)	Unit Corp.	482,663	0.1
65,225	(2)	Uranium Energy Corp.	90,011	0.0
37,811	(1)	US Silica Holdings, Inc.	1,174,788	0.1
42,063	(2)	W&T Offshore, Inc.	128,292	0.0
12,010	(1),(2)	Westmoreland Coal Co.	30,626	0.0
10,063	(1),(2)	WildHorse Resource Development Corp.	134,039	0.0
27,811	(2)	Willbros Group, Inc.	89,551	0.0
			35,454,972	3.7

		Financials: 17.9%
11,027		1st Source Corp.	560,172	0.1
6,658		Access National Corp.	190,818	0.0
13,822		AG Mortgage Investment Trust, Inc.	265,935	0.0
6,910	(2)	Allegiance Bancshares, Inc.	254,288	0.0
21,247	(2)	Ambac Financial Group, Inc.	366,723	0.0
38,426		American Equity Investment Life Holding Co.	1,117,428	0.1
18,231		Ameris Bancorp.	875,088	0.1
9,794		Amerisafe, Inc.	570,011	0.1
7,323		Ames National Corp.	218,592	0.0
38,324	(1)	Amtrust Financial Services, Inc.	515,841	0.1
77,385		Anworth Mortgage Asset Corp.	465,084	0.1
43,594		Apollo Commercial Real Estate Finance, Inc.	789,487	0.1
9,499		Ares Commercial Real Estate Corp.	126,432	0.0
14,125		Argo Group International Holdings Ltd.	868,688	0.1
19,601	(1)	ARMOUR Residential REIT, Inc.	527,267	0.1
7,512		Arrow Financial Corp.	258,037	0.0
19,377		Artisan Partners Asset Management, Inc.	631,690	0.1
3,895		Associated Capital Group, Inc.	139,051	0.0
42,984		Astoria Financial Corp.	924,156	0.1
9,707	(2)	Atlantic Capital Bancshares, Inc.	176,182	0.0
5,210		B. Riley Financial, Inc.	88,830	0.0
23,280	(1)	Banc of California, Inc.	483,060	0.1
9,536		Bancfirst Corp.	541,168	0.1
24,779	(2)	Bancorp, Inc.	204,922	0.0
37,649		Bancorpsouth, Inc.	1,206,650	0.1
34,336		Bank Mutual Corp.	348,510	0.0
2,245		Bank of Marin Bancorp	153,782	0.0
25,994		Bank of NT Butterfield & Son Ltd.	952,420	0.1
13,389		BankFinancial Corp.	212,751	0.0
14,295		Banner Corp.	875,998	0.1
5,563		Bar Harbor Bankshares, Inc.	174,456	0.0
5,893		BCB Bancorp, Inc.	82,207	0.0
32,987		Beneficial Bancorp, Inc.	547,584	0.1
15,752		Berkshire Hills Bancorp, Inc.	610,390	0.1
16,316		Banco Latinoamericano de Comercio Exterior SA	480,343	0.1
9,823		Blue Hills Bancorp, Inc.	188,602	0.0
28,249	(1),(2)	BofI Holding, Inc.	804,249	0.1
38,150		Boston Private Financial Holdings, Inc.	631,382	0.1
9,766		Bridge Bancorp, Inc.	331,556	0.0
14,308		OceanFirst Financial Corp.	393,327	0.0
32,942		Brookline Bancorp, Inc.	510,601	0.1
10,955		Bryn Mawr Bank Corp.	479,829	0.1
8,653		Camden National Corp.	377,617	0.0
13,142		Capital Bank Financial Corp.	539,479	0.1
62,535		Capitol Federal Financial, Inc.	919,264	0.1
4,902	(2)	Capstar Financial Holdings, Inc.	95,981	0.0
41,949		Capstead Mortgage Corp.	404,808	0.0
5,631		Carolina Financial Corp.	202,040	0.0
31,643		Cathay General Bancorp.	1,272,049	0.1
28,569		Centerstate Banks, Inc.	765,649	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,641		Central Pacific Financial Corp.	$310,247	0.0
7,586		Central Valley Community Bancorp	169,168	0.0
11,802		Charter Financial Corp.	218,691	0.0
31,768		Chemical Financial Corp.	1,660,196	0.2
10,151		Citizens & Northern Corp.	249,309	0.0
27,736	(1),(2)	Citizens, Inc.	203,860	0.0
9,379		City Holding Co.	674,444	0.1
4,616		Civista Bancshares, Inc.	103,121	0.0
12,661		CNB Financial Corp.	345,899	0.0
81,198		CNO Financial Group, Inc.	1,895,161	0.2
28,708		CoBiz Financial, Inc.	563,825	0.1
9,986		Cohen & Steers, Inc.	394,347	0.0
25,873		Columbia Banking System, Inc.	1,089,512	0.1
23,314		Community Bank System, Inc.	1,288,098	0.1
13,486	(2)	Community Bankers Trust Corp.	124,071	0.0
11,230		Community Trust Bancorp, Inc.	522,195	0.1
18,113		ConnectOne Bancorp, Inc.	445,580	0.1
13,335	(1),(2)	Cowen Group, Inc.	237,363	0.0
11,101	(2)	CU Bancorp	430,441	0.1
15,881	(2)	Customers Bancorp, Inc.	518,038	0.1
45,428		CVB Financial Corp.	1,097,995	0.1
73,071		CYS Investments, Inc.	631,333	0.1
1,564		Diamond Hill Investment Group, Inc.	332,115	0.0
21,285		Dime Community Bancshares	457,627	0.1
11,864	(2)	Donnelley Financial Solutions, Inc.	255,788	0.0
38,723		Dynex Capital, Inc.	281,516	0.0
15,583	(2)	Eagle Bancorp, Inc.	1,044,840	0.1
8,291	(2)	eHealth, Inc.	198,072	0.0
16,885		Employers Holdings, Inc.	767,423	0.1
12,510	(2)	Encore Capital Group, Inc.	554,193	0.1
16,631	(2)	Enova International, Inc.	223,687	0.0
5,330	(2)	Enstar Group Ltd.	1,185,126	0.1
3,518		Enterprise Bancorp, Inc./MA	127,739	0.0
12,217		Enterprise Financial Services Corp.	517,390	0.1
3,765	(2)	Equity Bancshares, Inc.	133,959	0.0
36,575	(2)	Essent Group Ltd.	1,481,288	0.2
2,217		Evans Bancorp, Inc.	95,774	0.0
18,213		Evercore, Inc.	1,461,593	0.2
26,290	(2)	Ezcorp, Inc.	249,755	0.0
4,170	(1)	Farmers & Merchants Bancorp, Inc./Archbold OH	151,996	0.0
2,668		Farmers Capital Bank Corp.	112,189	0.0
21,540		Farmers National Banc Corp.	324,177	0.0
3,067	(2)	FB Financial Corp.	115,687	0.0
6,305		FBL Financial Group, Inc.	469,722	0.1
16,236	(2)	FCB Financial Holdings, Inc.	784,199	0.1
8,715		Federated National Holding Co.	136,041	0.0
5,258	(1)	Fidelity & Guaranty Life	163,261	0.0
8,487		Fidelity Southern Corp.	200,633	0.0
26,358		Financial Engines, Inc.	915,941	0.1
15,488		First Bancorp.	532,942	0.1
69,982	(2)	First BanCorp. Puerto Rico	358,308	0.0
4,495		First Bancshares, Inc./The	135,524	0.0
19,163		First Busey Corp.	600,952	0.1
3,616		First Citizens BancShares, Inc.	1,351,986	0.1
46,663		First Commonwealth Financial Corp.	659,348	0.1
4,321		First Community Bancshares, Inc.	125,784	0.0
5,141		First Connecticut Bancorp, Inc./Farmington CT	137,522	0.0
6,622		First Defiance Financial Corp.	347,589	0.0
30,744		First Financial Bancorp.	803,956	0.1
29,500		First Financial Bankshares, Inc.	1,333,400	0.1
8,084		First Financial Corp.	384,798	0.0
21,231	(2)	First Foundation, Inc.	379,823	0.0
9,723		First Interstate Bancsystem, Inc.	371,905	0.0
18,971		First Merchants Corp.	814,425	0.1
5,858		First Mid-Illinois Bancshares, Inc.	224,947	0.0
42,818		First Midwest Bancorp., Inc.	1,002,798	0.1
11,021		First of Long Island Corp.	335,589	0.0
22,008		FirstCash, Inc.	1,389,805	0.2
11,586	(2)	Flagstar Bancorp, Inc.	411,071	0.0
18,661		Flushing Financial Corp.	554,605	0.1
3,426		FNB Bancorp/CA	116,210	0.0
35,762	(2)	FNFV Group	613,318	0.1
5,111	(2)	Franklin Financial Network, Inc.	182,207	0.0
74,088		Fulton Financial Corp.	1,389,150	0.2
25,712		GAIN Capital Holdings, Inc.	164,300	0.0
3,634		GAMCO Investors, Inc.	108,148	0.0
229,734	(2)	Genworth Financial, Inc.	884,476	0.1
10,341		German American Bancorp, Inc.	393,268	0.0
34,319		Glacier Bancorp., Inc.	1,295,885	0.1
2,819	(2)	Global Indemnity Ltd.	119,526	0.0
7,844		Great Southern Bancorp., Inc.	436,519	0.1
25,924		Great Western Bancorp, Inc.	1,070,143	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,457	(2)	Green Bancorp, Inc.	$223,658	0.0
21,449	(2)	Green Dot Corp.	1,063,441	0.1
14,007	(1)	Greenhill & Co., Inc.	232,516	0.0
15,340	(2)	Greenlight Capital Re Ltd.	332,111	0.0
10,263		Guaranty Bancorp	285,311	0.0
37,674		Hancock Holding Co.	1,825,305	0.2
16,797		Hanmi Financial Corp.	519,867	0.1
22,600		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	550,762	0.1
8,380	(2)	HarborOne Bancorp, Inc.	157,628	0.0
4,795		HCI Group, Inc.	183,409	0.0
5,081	(1),(2)	Health Insurance Innovations, Inc.	73,675	0.0
10,512		Heartland Financial USA, Inc.	519,293	0.1
13,704		Heritage Commerce Corp.	195,008	0.0
16,922		Heritage Financial Corp.	499,199	0.1
13,995	(1)	Heritage Insurance Holdings, Inc.	184,874	0.0
36,750		Hilltop Holdings, Inc.	955,500	0.1
72,186		Home Bancshares, Inc./Conway AR	1,820,531	0.2
13,946	(2)	HomeStreet, Inc.	376,542	0.0
14,546	(2)	HomeTrust Bancshares, Inc.	373,105	0.0
57,062		Hope Bancorp, Inc.	1,010,568	0.1
19,395		Horace Mann Educators Corp.	763,193	0.1
14,419		Horizon Bancorp/IN	420,602	0.0
9,803		Houlihan Lokey, Inc.	383,591	0.0
4,766	(2)	Howard Bancorp, Inc.	99,609	0.0
22,835		Iberiabank Corp.	1,875,895	0.2
5,187	(2)	Impac Mortgage Holdings, Inc.	67,742	0.0
12,222		Independent Bank Corp.	912,372	0.1
17,313		Independent Bank Corp. Michigan	392,139	0.0
7,454		Independent Bank Group, Inc.	449,476	0.1
6,614		Infinity Property & Casualty Corp.	623,039	0.1
24,692		International Bancshares Corp.	990,149	0.1
10,369	(2)	Intl. FCStone, Inc.	397,340	0.0
51,280		Invesco Mortgage Capital, Inc.	878,426	0.1
4,819		Investar Holding Corp.	116,138	0.0
17,441		Investment Technology Group, Inc.	386,144	0.0
135,281		Investors Bancorp, Inc.	1,845,233	0.2
590		Investors Title Co.	105,651	0.0
7,514		James River Group Holdings Ltd.	311,681	0.0
40,946		Kearny Financial Corp./MD	628,521	0.1
18,057		Kemper Corp.	957,021	0.1
6,160		Kinsale Capital Group, Inc.	265,927	0.0
31,133		Ladder Capital Corp.	429,013	0.1
58,449		Ladenburg Thalmann Financial Services, Inc.	168,333	0.0
18,191		Lakeland Bancorp, Inc.	371,096	0.0
15,045		Lakeland Financial Corp.	732,992	0.1
20,974		LegacyTexas Financial Group, Inc.	837,282	0.1
149,713	(2)	LendingClub Corp.	911,752	0.1
3,011	(1),(2)	LendingTree, Inc.	736,039	0.1
11,703		Live Oak Bancshares, Inc.	274,435	0.0
29,527		Maiden Holdings Ltd.	234,740	0.0
16,621		MainSource Financial Group, Inc.	596,029	0.1
4,094	(2)	Malvern Bancorp, Inc.	109,515	0.0
35,329		MB Financial, Inc.	1,590,512	0.2
58,982	(1),(2)	MBIA, Inc.	513,143	0.1
6,013		Mercantile Bank Corp.	209,854	0.0
23,231		Meridian Bancorp, Inc.	433,258	0.1
4,699		Meta Financial Group, Inc.	368,402	0.0
173,080	(2)	MGIC Investment Corp.	2,168,692	0.2
6,720		Midland States Bancorp, Inc.	212,890	0.0
4,551		MidWestOne Financial Group, Inc.	153,642	0.0
10,586		Moelis & Co.	455,727	0.1
29,631		MTGE Investment Corp.	574,841	0.1
16,904		National Bank Holdings Corp.	603,304	0.1
5,514		National Bankshares, Inc.	247,854	0.0
4,307	(2)	National Commerce Corp.	184,340	0.0
22,728		National General Holdings Corp.	434,332	0.1
1,493		National Western Life Group, Inc.	521,057	0.1
16,775	(1),(2)	Nationstar Mortgage Holdings, Inc.	311,512	0.0
11,518		Navigators Group, Inc.	672,075	0.1
21,109		NBT Bancorp., Inc.	775,122	0.1
9,534		Nelnet, Inc.	481,467	0.1
63,744	(1)	New York Mortgage Trust, Inc.	392,026	0.0
15,293		NewStar Financial, Inc.	179,540	0.0
5,021	(2)	Nicolet Bankshares, Inc.	288,858	0.0
29,341	(2)	NMI Holdings, Inc.	363,828	0.0
28,740		Northfield Bancorp, Inc.	498,639	0.1
43,810		Northwest Bancshares, Inc.	756,599	0.1
3,210		Norwood Financial Corp.	97,969	0.0
54,338	(2)	Ocwen Financial Corp.	186,923	0.0
23,063		OFG Bancorp	211,026	0.0
7,251		Old Line Bancshares, Inc.	203,028	0.0
55,980		Old National Bancorp.	1,024,434	0.1
24,645		Old Second Bancorp, Inc.	331,475	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
22,509		OM Asset Management Plc	$335,834	0.0
28,067	(2)	On Deck Capital, Inc.	131,073	0.0
8,651		Opus Bank	207,624	0.0
14,683	(1)	Orchid Island Capital, Inc.	149,620	0.0
28,718		Oritani Financial Corp.	482,462	0.1
5,449		Federal Agricultural Mortgage Corp.	396,360	0.0
8,998		Pacific Continental Corp.	242,496	0.0
17,330	(2)	Pacific Premier Bancorp, Inc.	654,208	0.1
2,060	(2)	Paragon Commercial Corp.	116,308	0.0
6,838		Park National Corp.	738,436	0.1
34,872		Park Sterling Corp.	433,110	0.1
7,112		Peapack Gladstone Financial Corp.	239,959	0.0
10,419	(2)	PennyMac Financial Services, Inc.	185,458	0.0
33,829		PennyMac Mortgage Investment Trust	588,286	0.1
12,654		Peoples Bancorp., Inc.	425,048	0.1
5,686		Peoples Financial Services Corp.	271,791	0.0
11,258		People's Utah Bancorp	365,322	0.0
26,113	(2)	PHH Corp.	363,754	0.0
6,963		Piper Jaffray Cos.	413,254	0.0
8,731		PJT Partners, Inc.	334,485	0.0
21,442	(2)	PRA Group, Inc.	614,313	0.1
5,030		Preferred Bank/Los Angeles CA	303,561	0.0
21,698		Primerica, Inc.	1,769,472	0.2
31,906		Provident Financial Services, Inc.	850,933	0.1
4,721		QCR Holdings, Inc.	214,806	0.0
100,220		Radian Group, Inc.	1,873,112	0.2
37,960		Redwood Trust, Inc.	618,368	0.1
19,076		Renasant Corp.	818,360	0.1
21,942	(1),(2)	Republic First Bancorp, Inc.	202,964	0.0
22,835		Resource Capital Corp.	246,161	0.0
17,511		RLI Corp.	1,004,431	0.1
17,156		S&T Bancorp, Inc.	679,034	0.1
16,710	(2)	Safeguard Scientifics, Inc.	223,079	0.0
8,307		Safety Insurance Group, Inc.	633,824	0.1
14,980		Sandy Spring Bancorp, Inc.	620,771	0.1
16,903	(2)	Seacoast Banking Corp. of Florida	403,813	0.0
27,322		Selective Insurance Group	1,471,290	0.2
20,909		ServisFirst Bancshares, Inc.	812,315	0.1
4,421		Sierra Bancorp.	120,030	0.0
12,979		Simmons First National Corp.	751,484	0.1
3,726	(2)	SmartFinancial, Inc.	89,648	0.0
12,810		South State Corp.	1,153,541	0.1
4,967	(2)	Southern First Bancshares, Inc.	180,550	0.0
14,993		Southside Bancshares, Inc.	545,156	0.1
13,072		Southwest Bancorp., Inc.	360,134	0.0
9,076		State Auto Financial Corp.	238,063	0.0
20,822		State Bank Financial Corp.	596,550	0.1
11,636		State National Cos, Inc.	244,240	0.0
59,544		Sterling Bancorp/DE	1,467,760	0.2
11,676		Stewart Information Services Corp.	440,886	0.1
29,236		Stifel Financial Corp.	1,562,957	0.2
13,637		Stock Yards Bancorp, Inc.	518,206	0.1
4,396	(1),(2)	Sunshine Bancorp, Inc.	102,163	0.0
6,528		Territorial Bancorp, Inc.	206,089	0.0
22,821	(2)	Texas Capital Bancshares, Inc.	1,958,042	0.2
31,087	(2)	Third Point Reinsurance Ltd.	484,957	0.1
19,726		Tiptree Financial, Inc.	123,288	0.0
8,218		Tompkins Financial Corp.	707,899	0.1
27,489		TowneBank	920,882	0.1
11,633		Trico Bancshares	474,045	0.1
10,743	(2)	Tristate Capital Holdings, Inc.	246,015	0.0
6,529	(2)	Triumph Bancorp, Inc.	210,560	0.0
9,603	(1),(2)	Trupanion, Inc.	253,615	0.0
55,043		Trustco Bank Corp.	489,883	0.1
28,148		Trustmark Corp.	932,262	0.1
20,122		UMB Financial Corp.	1,498,888	0.2
98,401		Umpqua Holdings Corp.	1,919,804	0.2
22,685		Union Bankshares Corp.	800,781	0.1
42,918		United Bankshares, Inc.	1,594,404	0.2
28,800		United Community Banks, Inc. GA	821,952	0.1
40,944		United Community Financial Corp.	393,062	0.0
23,619		United Financial Bancorp, Inc.	431,992	0.1
12,293		United Fire Group, Inc.	563,265	0.1
10,805		United Insurance Holdings Corp.	176,122	0.0
15,922		Universal Insurance Holdings, Inc.	366,206	0.0
16,139		Univest Corp. of Pennsylvania	516,448	0.1
113,953		Valley National Bancorp	1,373,134	0.1
6,081	(2)	Veritex Holdings, Inc.	163,944	0.0
11,549	(1)	Virtu Financial, Inc.	187,094	0.0
2,871		Virtus Investment Partners, Inc.	333,180	0.0
33,935	(1)	Waddell & Reed Financial, Inc.	681,075	0.1
12,914	(2)	Walker & Dunlop, Inc.	675,790	0.1
40,184		Washington Federal, Inc.	1,352,192	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
10,277		Washington Trust Bancorp, Inc.	$588,358	0.1
7,356		WashingtonFirst Bankshares, Inc.	261,800	0.0
21,360		Waterstone Financial, Inc.	416,520	0.0
18,362		WesBanco, Inc.	753,209	0.1
12,219	(1)	Westamerica Bancorp.	727,519	0.1
22,605		Western Asset Mortgage Capital Corp.	236,674	0.0
11,712		Western New England Bancorp, Inc.	127,661	0.0
5,729		Westwood Holdings Group, Inc.	385,390	0.0
496	(1),(2),(3)	Wins Finance Holdings, Inc.	20,336	0.0
24,486		Wintrust Financial Corp.	1,917,499	0.2
50,980	(1)	WisdomTree Investments, Inc.	518,976	0.1
109,284	(2)	WMIH Corp.	103,820	0.0
3,163	(1),(2)	World Acceptance Corp.	262,181	0.0
16,553		WSFS Financial Corp.	806,959	0.1
			171,555,748	17.9

		Health Care: 15.6%
7,399	(1),(2)	AAC Holdings, Inc.	73,472	0.0
10,764		Abaxis, Inc.	480,613	0.1
11,117	(1),(2)	Abeona Therapeutics, Inc.	189,545	0.0
12,193	(1),(2)	Accelerate Diagnostics, Inc.	273,733	0.0
14,620	(2)	Acceleron Pharma, Inc.	545,618	0.1
44,373	(1),(2)	Accuray, Inc.	177,492	0.0
14,465		Aceto Corp.	162,442	0.0
15,435	(1),(2)	Achaogen, Inc.	246,188	0.0
55,819	(1),(2)	Achillion Pharmaceuticals, Inc.	250,627	0.0
9,852	(2)	Aclaris Therapeutics, Inc.	254,280	0.0
20,633	(2)	Acorda Therapeutics, Inc.	487,970	0.1
9,380	(1),(2)	Adamas Pharmaceuticals, Inc.	198,575	0.0
2,721	(2)	Addus HomeCare Corp.	96,051	0.0
18,935	(2)	Aduro Biotech, Inc.	201,658	0.0
17,612	(1),(2)	Advaxis, Inc.	73,618	0.0
14,844	(2)	Aerie Pharmaceuticals, Inc.	721,418	0.1
40,855	(1),(2)	Agenus, Inc.	180,171	0.0
15,781	(1),(2)	Aimmune Therapeutics, Inc.	391,211	0.1
6,820	(1),(2)	Akcea Therapeutics, Inc.	188,709	0.0
20,308	(2)	Akebia Therapeutics, Inc.	399,458	0.1
28,389	(2)	Alder Biopharmaceuticals, Inc.	347,765	0.0
83,498	(2)	Allscripts-Misys Healthcare Solutions, Inc.	1,188,177	0.1
5,537	(2)	Almost Family, Inc.	297,337	0.0
16,536	(2)	AMAG Pharmaceuticals, Inc.	305,089	0.0
13,014	(2)	Amedisys, Inc.	728,263	0.1
76,119	(2)	Amicus Therapeutics, Inc.	1,147,875	0.1
22,113	(2)	AMN Healthcare Services, Inc.	1,010,564	0.1
16,705	(2)	Amphastar Pharmaceuticals, Inc.	298,518	0.0
6,087		Analogic Corp.	509,786	0.1
5,414	(2)	AnaptysBio, Inc.	189,219	0.0
18,220	(2)	Anavex Life Sciences Corp.	75,431	0.0
15,438	(2)	Angiodynamics, Inc.	263,835	0.0
4,192	(2)	ANI Pharmaceuticals, Inc.	220,038	0.0
7,499	(2)	Anika Therapeutics, Inc.	434,942	0.1
65,073	(2)	Antares Pharma, Inc.	210,837	0.0
19,530	(1),(2)	Aratana Therapeutics, Inc.	119,719	0.0
15,121	(2)	Ardelyx, Inc.	84,678	0.0
17,572	(1),(2)	Arena Pharmaceuticals, Inc.	448,086	0.1
80,175	(1),(2)	Array Biopharma, Inc.	986,152	0.1
6,511	(2)	Assembly Biosciences, Inc.	227,364	0.0
13,921	(1),(2)	Asterias Biotherapeutics, Inc.	47,331	0.0
11,813	(1),(2)	Atara Biotherapeutics, Inc.	195,505	0.0
52,340	(2)	Athersys, Inc.	107,820	0.0
17,158	(2)	AtriCure, Inc.	383,824	0.1
755		Atrion Corp.	507,360	0.1
6,703	(2)	Audentes Therapeutics, Inc.	187,751	0.0
11,481	(2)	Avexis, Inc.	1,110,557	0.1
18,037	(1),(2)	AxoGen, Inc.	349,016	0.0
13,941	(1),(2)	Axovant Sciences Ltd.	95,914	0.0
11,319	(1),(2)	Bellicum Pharmaceuticals, Inc.	130,734	0.0
50,799	(2)	BioScrip, Inc.	139,697	0.0
38,275	(1),(2)	BioCryst Pharmaceuticals, Inc.	200,561	0.0
4,726	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	176,658	0.0
2,195	(2)	BioSpecifics Technologies Corp.	102,111	0.0
13,644	(2)	BioTelemetry, Inc.	450,252	0.1
32,496	(1),(2)	Biotime, Inc.	92,289	0.0
20,973	(2)	Bluebird Bio, Inc.	2,880,642	0.3
18,194	(2)	Blueprint Medicines Corp.	1,267,576	0.1
14,186	(2)	Calithera Biosciences, Inc.	223,429	0.0
3,485	(1),(2)	Calyxt, Inc.	85,348	0.0
14,894	(2)	Cambrex Corp.	819,170	0.1
16,255		Cantel Medical Corp.	1,530,733	0.2
14,764	(1),(2)	Capital Senior Living Corp.	185,288	0.0
12,316	(1),(2)	Cara Therapeutics, Inc.	168,606	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,836	(2)	Cardiovascular Systems, Inc.	$445,783	0.1
26,929	(2)	Castlight Health, Inc.	115,795	0.0
57,862	(2)	Catalent, Inc.	2,309,851	0.3
32,973	(2)	Catalyst Pharmaceuticals, Inc.	83,092	0.0
50,535	(1),(2)	Celldex Therapeutics, Inc.	144,530	0.0
23,006	(2)	Cempra, Inc.	74,769	0.0
58,633	(1),(2)	Cerus Corp.	160,068	0.0
7,545		Chemed Corp.	1,524,467	0.2
15,984	(2)	ChemoCentryx, Inc.	118,601	0.0
29,203	(2)	Chimerix, Inc.	153,316	0.0
7,586	(2)	Civitas Solutions, Inc.	139,962	0.0
8,899	(2)	Clearside Biomedical, Inc.	77,777	0.0
20,123	(2)	Clovis Oncology, Inc.	1,658,135	0.2
17,607	(1),(2)	Coherus Biosciences, Inc.	235,053	0.0
10,009	(1),(2)	Collegium Pharmaceutical, Inc.	104,994	0.0
49,870	(2)	Community Health Systems, Inc.	383,002	0.1
6,425		Computer Programs & Systems, Inc.	189,859	0.0
17,487	(2)	Conatus Pharmaceuticals, Inc.	96,004	0.0
9,601	(2)	Concert Pharmaceuticals, Inc.	141,615	0.0
20,869	(2)	ConforMIS, Inc.	73,459	0.0
12,919		Conmed Corp.	677,860	0.1
19,882	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	142,156	0.0
41,598	(2)	Corcept Therapeutics, Inc.	802,841	0.1
52,256	(2)	Corindus Vascular Robotics, Inc.	79,429	0.0
12,108	(2)	Corium International, Inc.	134,157	0.0
6,347	(2)	Corvel Corp.	345,277	0.0
5,390	(2)	Corvus Pharmaceuticals, Inc.	85,917	0.0
17,160	(2)	Cotiviti Holdings, Inc.	617,417	0.1
18,329	(2)	Cross Country Healthcare, Inc.	260,822	0.0
17,493	(2)	CryoLife, Inc.	397,091	0.1
68,138	(2)	Curis, Inc.	101,526	0.0
5,003	(2)	Cutera, Inc.	206,874	0.0
19,190	(2)	Cytokinetics, Inc.	278,255	0.0
13,088	(1),(2)	CytomX Therapeutics, Inc.	237,809	0.0
29,495	(2)	Depomed, Inc.	170,776	0.0
17,382	(2)	Dermira, Inc.	469,314	0.1
21,641	(2)	Diplomat Pharmacy, Inc.	448,185	0.1
82,826	(2)	Durect Corp.	146,602	0.0
27,887	(2)	Dynavax Technologies Corp.	599,570	0.1
4,204	(1),(2)	Eagle Pharmaceuticals, Inc./DE	250,727	0.0
10,284	(2)	Edge Therapeutics, Inc.	110,347	0.0
15,379	(2)	Editas Medicine, Inc.	369,250	0.1
15,539	(2)	Emergent Biosolutions, Inc.	628,553	0.1
8,350	(2)	Enanta Pharmaceuticals, Inc.	390,780	0.1
38,910	(2)	Endologix, Inc.	173,539	0.0
23,013		Ensign Group, Inc.	519,864	0.1
6,071	(2)	Entellus Medical, Inc.	112,071	0.0
25,059	(2)	Enzo Biochem, Inc.	262,368	0.0
19,338	(2)	Epizyme, Inc.	368,389	0.0
7,673	(2)	Esperion Therapeutics, Inc.	384,571	0.1
22,709	(2)	Evolent Health, Inc.	404,220	0.1
54,060	(2)	Exact Sciences Corp.	2,547,307	0.3
8,164	(2)	Exactech, Inc.	269,004	0.0
21,533	(2)	Fate Therapeutics, Inc.	85,271	0.0
30,931	(2)	FibroGen, Inc.	1,664,088	0.2
12,594	(2)	FivePrime Therapeutics, Inc.	515,221	0.1
12,914	(1),(2)	Flexion Therapeutics, Inc.	312,261	0.0
19,925	(2)	Fluidigm Corp.	100,422	0.0
18,655	(1),(2)	Fortress Biotech, Inc.	82,455	0.0
6,598	(1),(2)	Foundation Medicine, Inc.	265,240	0.0
3,453	(1),(2)	G1 Therapeutics, Inc.	85,945	0.0
18,242	(2)	Genesis Healthcare, Inc.	21,161	0.0
19,725	(2)	GenMark Diagnostics, Inc.	189,952	0.0
16,956	(1),(2)	Genocea Biosciences, Inc.	24,756	0.0
8,622	(2)	Genomic Health, Inc.	276,680	0.0
79,449	(1),(2)	Geron Corp.	173,199	0.0
13,123	(1),(2)	Glaukos Corp.	433,059	0.1
17,082	(2)	Global Blood Therapeutics, Inc.	530,396	0.1
32,692	(2)	Globus Medical, Inc.	971,606	0.1
23,510	(2)	Haemonetics Corp.	1,054,894	0.1
53,034	(1),(2)	Halozyme Therapeutics, Inc.	921,201	0.1
20,077	(2)	Halyard Health, Inc.	904,067	0.1
23,017	(2)	HealthEquity, Inc.	1,164,200	0.1
41,283		Healthsouth Corp.	1,913,467	0.2
12,500	(2)	HealthStream, Inc.	292,125	0.0
20,377	(2)	Heron Therapeutics, Inc.	329,089	0.0
3,002	(2)	Heska Corp.	264,446	0.0
39,092	(2)	HMS Holdings Corp.	776,367	0.1
74,690	(2)	Horizon Pharma PLC	947,069	0.1
7,008	(2)	ICU Medical, Inc.	1,302,437	0.1
53,499	(2)	Idera Pharmaceuticals, Inc.	119,303	0.0
22,561	(1),(2)	Ignyta, Inc.	278,628	0.0
8,350	(1),(2)	Immune Design Corp.	86,422	0.0
43,031	(2)	Immunogen, Inc.	329,187	0.0
50,433	(1),(2)	Immunomedics, Inc.	705,053	0.1
33,947	(2)	Impax Laboratories, Inc.	689,124	0.1
25,398	(2)	INC Research Holdings, Inc.	1,328,315	0.2
37,937	(2)	Innoviva, Inc.	535,670	0.1
7,610	(2)	Inogen, Inc.	723,711	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,393	(1),(2)	Inovalon Holdings, Inc.	$484,101	0.1
35,933	(1),(2)	Inovio Pharmaceuticals, Inc.	227,815	0.0
34,716	(2)	Insmed Inc.	1,083,486	0.1
26,726	(1),(2)	Insulet Corp.	1,472,068	0.2
11,751	(1),(2)	Insys Therapeutics, Inc.	104,349	0.0
14,149	(2)	Integer Holdings Corp.	723,721	0.1
28,469	(2)	Integra LifeSciences Holdings Corp.	1,437,115	0.2
5,726	(1),(2)	Intellia Therapeutics, Inc.	142,291	0.0
12,724	(2)	Intersect ENT, Inc.	396,353	0.1
16,911	(1),(2)	Intra-Cellular Therapies, Inc.	266,856	0.0
17,271	(1)	Invacare Corp.	272,018	0.0
16,936	(2)	Invitae Corp.	158,690	0.0
28,232	(1),(2)	Iovance Biotherapeutics, Inc.	218,798	0.0
6,452	(2)	iRhythm Technologies, Inc.	334,730	0.0
63,091	(1),(2)	Ironwood Pharmaceuticals, Inc.	994,945	0.1
5,996	(2)	Jounce Therapeutics, Inc.	93,418	0.0
17,995	(2)	K2M Group Holdings, Inc.	381,674	0.1
15,008	(2)	Karyopharm Therapeutics, Inc.	164,788	0.0
38,137	(1),(2)	Keryx Biopharmaceuticals, Inc.	270,773	0.0
11,383	(2)	Kindred Biosciences, Inc.	89,357	0.0
39,207		Kindred Healthcare, Inc.	266,608	0.0
22,834	(2)	Kite Pharma, Inc.	4,105,782	0.4
8,675	(2)	Kura Oncology, Inc.	129,691	0.0
8,172	(1),(2)	La Jolla Pharmaceutical Co.	284,222	0.0
5,316		Landauer, Inc.	357,767	0.0
13,037	(1),(2)	Lannett Co., Inc.	240,533	0.0
13,757	(2)	Lantheus Holdings, Inc.	244,875	0.0
6,503		LeMaitre Vascular, Inc.	243,342	0.0
21,943	(1),(2)	Lexicon Pharmaceuticals, Inc.	269,679	0.0
7,124	(2)	LHC Group, Inc.	505,234	0.1
9,499	(1),(2)	Ligand Pharmaceuticals, Inc.	1,293,289	0.1
22,776	(2)	LivaNova PLC	1,595,687	0.2
10,423	(2)	Loxo Oncology, Inc.	960,167	0.1
18,732		Luminex Corp.	380,822	0.1
14,509	(2)	MacroGenics, Inc.	268,126	0.0
10,705	(2)	Magellan Health, Inc.	923,841	0.1
20,758	(2)	Masimo Corp.	1,796,812	0.2
33,096	(2)	Matinas BioPharma Holdings, Inc.	43,687	0.0
31,782	(1),(2)	Medicines Co.	1,177,205	0.1
19,341	(1),(2)	MediciNova, Inc.	123,202	0.0
26,092	(2)	Medidata Solutions, Inc.	2,036,742	0.2
4,541	(2)	Medpace Holdings, Inc.	144,858	0.0
22,186		Meridian Bioscience, Inc.	317,260	0.0
22,045	(2)	Merit Medical Systems, Inc.	933,606	0.1
5,878	(1)	Merrimack Pharmaceuticals, Inc.	85,466	0.0
48,181	(1),(2)	MiMedx Group Inc.	572,390	0.1
10,699	(2)	Minerva Neurosciences, Inc.	81,312	0.0
20,561	(2)	Molina Healthcare, Inc.	1,413,774	0.2
34,261	(2)	Momenta Pharmaceuticals, Inc.	633,828	0.1
8,909	(1),(2)	MyoKardia, Inc.	381,751	0.1
30,862	(2)	Myriad Genetics, Inc.	1,116,587	0.1
8,477	(2)	NanoString Technologies, Inc.	136,988	0.0
13,481	(1),(2)	NantKwest, Inc.	73,876	0.0
14,663	(2)	Natera, Inc.	189,006	0.0
5,736		National Healthcare Corp.	358,902	0.0
3,297		National Research Corp.	124,297	0.0
14,556	(2)	Natus Medical, Inc.	545,850	0.1
68,910	(2)	Nektar Therapeutics	1,653,840	0.2
16,736	(2)	Neogen Corp.	1,296,371	0.1
29,333	(1),(2)	NeoGenomics, Inc.	326,476	0.0
9,103	(2)	Neos Therapeutics, Inc.	83,292	0.0
12,787	(2)	Nevro Corp.	1,162,083	0.1
10,959	(1),(2)	NewLink Genetics Corp.	111,563	0.0
138,270	(2)	Novavax, Inc.	157,628	0.0
8,981	(1),(2)	Novelion Therapeutics, Inc.	63,136	0.0
26,791	(2)	Novocure Ltd.	531,801	0.1
23,112	(2)	NuVasive, Inc.	1,281,792	0.1
29,516	(2)	NxStage Medical, Inc.	814,642	0.1
10,979	(1),(2)	Ocular Therapeutix, Inc.	67,850	0.0
20,538	(1),(2)	Omeros Corp.	444,032	0.1
17,023	(2)	Omnicell, Inc.	869,024	0.1
28,720	(2)	OraSure Technologies, Inc.	646,200	0.1
52,032	(1),(2)	Organovo Holdings, Inc.	115,511	0.0
8,622	(2)	Orthofix International NV	407,390	0.1
12,606	(2)	Otonomy, Inc.	40,969	0.0
27,024		Owens & Minor, Inc.	789,101	0.1
13,345	(1),(2)	Oxford Immunotec Global PLC	224,196	0.0
46,997	(2)	Pacific Biosciences of California, Inc.	246,734	0.0
17,936	(2)	Pacira Pharmaceuticals, Inc.	673,497	0.1
10,573	(2)	Paratek Pharmaceuticals, Inc.	265,382	0.0
24,041	(2)	Parexel International Corp.	2,117,531	0.2
82,612	(2)	PDL BioPharma, Inc.	280,055	0.0
13,450	(2)	Penumbra, Inc.	1,214,535	0.1
15,184	(2)	PharMerica Corp.	444,891	0.1
8,771		Phibro Animal Health Corp.	324,966	0.0
19,682	(2)	Pieris Pharmaceuticals, Inc.	113,368	0.0
25,229	(2)	Portola Pharmaceuticals, Inc.	1,363,123	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
22,844	(2)	PRA Health Sciences, Inc.	$1,740,027	0.2
23,915	(2)	Prestige Brands Holdings, Inc.	1,197,902	0.1
35,657	(2)	Progenics Pharmaceuticals, Inc.	262,436	0.0
4,504	(2)	Protagonist Therapeutics, Inc.	79,586	0.0
17,646	(1),(2)	Prothena Corp. PLC	1,142,931	0.1
7,400	(2)	Providence Service Corp.	400,192	0.1
18,215	(2)	PTC Therapeutics, Inc.	364,482	0.0
4,221	(1),(2)	Pulse Biosciences, Inc.	78,553	0.0
13,392	(2)	Puma Biotechnology, Inc.	1,603,692	0.2
23,644	(2)	Quality Systems, Inc.	371,920	0.1
13,636	(2)	Quidel Corp.	598,075	0.1
12,325	(2)	Quotient Ltd.	60,762	0.0
45,354	(1),(2)	R1 RCM, Inc.	168,263	0.0
5,580	(2)	Ra Pharmaceuticals, Inc.	81,468	0.0
17,229	(1),(2)	Radius Health, Inc.	664,178	0.1
21,726	(2)	RadNet, Inc.	250,935	0.0
5,200	(2)	Reata Pharmaceuticals, Inc.	161,720	0.0
12,608	(1),(2)	REGENXBIO, Inc.	415,434	0.1
16,003	(2)	Repligen Corp.	613,235	0.1
17,905	(2)	Retrophin, Inc.	445,655	0.1
10,392	(2)	Revance Therapeutics, Inc.	286,300	0.0
53,661	(2)	Rigel Pharmaceuticals, Inc.	136,299	0.0
27,232	(1),(2)	Rockwell Medical Technologies, Inc.	233,106	0.0
40,247	(2)	RTI Surgical, Inc.	183,124	0.0
16,025	(2)	Sage Therapeutics, Inc.	998,358	0.1
38,027	(1),(2)	Sangamo Biosciences, Inc.	570,405	0.1
27,664	(2)	Sarepta Therapeutics, Inc.	1,254,839	0.1
27,747	(2)	Sciclone Pharmaceuticals, Inc.	310,766	0.0
47,866	(2)	Select Medical Holdings Corp.	919,027	0.1
6,283	(2)	Selecta Biosciences, Inc.	114,665	0.0
10,115	(2)	Seres Therapeutics, Inc.	162,245	0.0
6,188	(2)	Sientra, Inc.	95,295	0.0
12,203	(2)	Spark Therapeutics, Inc.	1,088,019	0.1
37,513	(2)	Spectrum Pharmaceuticals, Inc.	527,808	0.1
21,777	(1),(2)	Staar Surgical Co.	271,124	0.0
11,069	(1),(2)	Stemline Therapeutics, Inc.	122,866	0.0
13,012	(1),(2)	Strongbridge Biopharma PLC	89,783	0.0
13,411	(2)	Sucampo Pharmaceuticals, Inc.	158,250	0.0
22,046	(2)	Supernus Pharmaceuticals, Inc.	881,840	0.1
9,778	(2)	Surgery Partners, Inc.	101,202	0.0
9,979	(2)	SurModics, Inc.	309,349	0.0
6,719	(2)	Syndax Pharmaceuticals, Inc.	78,612	0.0
104,372	(1),(2)	Synergy Pharmaceuticals, Inc.	302,679	0.0
5,612	(2)	Syros Pharmaceuticals, Inc.	82,609	0.0
3,916	(2)	Tabula Rasa HealthCare, Inc.	104,714	0.0
4,194	(2)	Tactile Systems Technology, Inc.	129,804	0.0
24,935	(1),(2)	Teladoc, Inc.	826,595	0.1
23,342	(1),(2)	Teligent, Inc.	156,625	0.0
36,713	(1),(2)	Tenet Healthcare Corp.	603,195	0.1
20,583	(2)	Tetraphase Pharmaceuticals, Inc.	140,788	0.0
22,521	(1),(2)	TG Therapeutics, Inc.	266,874	0.0
72,203	(1),(2)	TherapeuticsMD, Inc.	381,954	0.1
18,950	(1),(2)	Theravance Biopharma, Inc.	648,848	0.1
16,691	(2)	Tivity Health, Inc.	680,993	0.1
28,282	(2)	Trevena, Inc.	72,119	0.0
12,603	(2)	Triple-S Management Corp.	298,439	0.0
18,258	(2)	Ultragenyx Pharmaceutical, Inc.	972,421	0.1
5,220		US Physical Therapy, Inc.	320,769	0.0
20,118	(1),(2)	Vanda Pharmaceuticals, Inc.	360,112	0.0
17,418	(2)	Varex Imaging Corp.	589,425	0.1
11,713	(2)	Veracyte, Inc.	102,723	0.0
14,960	(2)	Versartis, Inc.	36,652	0.0
13,642	(1),(2)	ViewRay, Inc.	78,578	0.0
15,146	(2)	Vocera Communications, Inc.	475,130	0.1
7,805	(2)	Voyager Therapeutics, Inc.	160,705	0.0
4,989	(2)	WaVe Life Sciences Ltd.	108,511	0.0
48,507	(2)	Wright Medical Group NV	1,254,876	0.1
10,349	(1),(2)	XBiotech, Inc.	45,225	0.0
16,793	(2)	Xencor, Inc.	384,896	0.1
60,782	(1),(2)	ZIOPHARM Oncology, Inc.	373,201	0.1
14,147	(2)	Zogenix, Inc.	495,852	0.1
4,981	(1),(2)	Zynerba Pharmaceuticals, Inc.	41,641	0.0
			149,641,253	15.6

		Industrials: 15.0%
19,455		AAON, Inc.	670,711	0.1
15,799		AAR Corp.	596,886	0.1
25,014		ABM Industries, Inc.	1,043,334	0.1
29,044	(2)	Acacia Research - Acacia Technologies	132,150	0.0
50,046	(2)	ACCO Brands Corp.	595,547	0.1
26,071		Actuant Corp.	667,418	0.1
10,491	(2)	Advanced Disposal Services, Inc.	264,268	0.0
15,631		Advanced Drainage Systems, Inc.	316,528	0.0
19,084	(2)	Advisory Board Co.	1,023,379	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
17,825	(2)	Aegion Corp.	$414,966	0.0
30,880	(2)	Aerojet Rocketdyne Holdings, Inc.	1,081,109	0.1
10,580	(2)	Aerovironment, Inc.	572,590	0.1
24,197	(2)	Air Transport Services Group, Inc.	588,955	0.1
24,093		Aircastle Ltd.	537,033	0.1
5,336		Alamo Group, Inc.	572,926	0.1
14,044		Albany International Corp.	806,126	0.1
6,006		Allegiant Travel Co.	790,990	0.1
3,289		Allied Motion Technologies, Inc.	83,343	0.0
14,523		Altra Industrial Motion Corp.	698,556	0.1
3,439		American Railcar Industries, Inc.	132,745	0.0
6,706	(2)	American Woodmark Corp.	645,452	0.1
13,286		Apogee Enterprises, Inc.	641,182	0.1
17,231		Applied Industrial Technologies, Inc.	1,133,800	0.1
8,212	(1),(2)	Aqua Metals, Inc.	56,252	0.0
13,355		ArcBest Corp.	446,725	0.1
7,543		Argan, Inc.	507,267	0.1
12,876	(2)	Armstrong Flooring, Inc.	202,797	0.0
9,298		Astec Industries, Inc.	520,781	0.1
10,719	(2)	Astronics Corp.	318,890	0.0
14,129	(2)	Atkore International Group, Inc.	275,657	0.0
11,158	(2)	Atlas Air Worldwide Holdings, Inc.	734,196	0.1
33,638	(2)	Avis Budget Group, Inc.	1,280,262	0.1
24,667	(1),(2)	Axon Enterprise, Inc.	559,201	0.1
12,423		AZZ, Inc.	605,000	0.1
22,222	(1),(2)	Babcock & Wilcox Enterprises, Inc.	73,999	0.0
23,399		Barnes Group, Inc.	1,648,226	0.2
4,673		Barrett Business Services, Inc.	264,165	0.0
30,984	(2)	Beacon Roofing Supply, Inc.	1,587,930	0.2
30,666	(2)	BMC Stock Holdings, Inc.	654,719	0.1
22,011		Brady Corp.	835,317	0.1
20,328		Briggs & Stratton Corp.	477,708	0.1
21,260		Brink's Co.	1,791,155	0.2
41,586	(2)	Builders FirstSource, Inc.	748,132	0.1
10,838	(2)	Caesarstone Ltd.	322,972	0.0
7,986	(2)	CAI International, Inc.	242,136	0.0
16,725	(2)	Casella Waste Systems, Inc.	314,430	0.0
29,025	(2)	CBIZ, Inc.	471,656	0.1
15,660		Ceco Environmental Corp.	132,484	0.0
14,342	(2)	Chart Industries, Inc.	562,637	0.1
45,368	(1)	Chicago Bridge & Iron Co. NV	762,182	0.1
7,672		CIRCOR International, Inc.	417,587	0.0
11,457		Columbus McKinnon Corp.	433,877	0.0
17,768		Comfort Systems USA, Inc.	634,318	0.1
11,545	(2)	Commercial Vehicle Group, Inc.	84,856	0.0
16,622	(2)	Continental Building Products, Inc.	432,172	0.0
14,430		Costamare, Inc.	89,177	0.0
51,656	(1)	Covanta Holding Corp.	767,092	0.1
7,293	(2)	Covenant Transportation Group, Inc.	211,351	0.0
2,852		CRA International, Inc.	117,075	0.0
8,436	(2)	CSW Industrials, Inc.	374,137	0.0
11,044		Cubic Corp.	563,244	0.1
20,091		Curtiss-Wright Corp.	2,100,313	0.2
21,732		Deluxe Corp.	1,585,567	0.2
29,365	(2)	DigitalGlobe, Inc.	1,035,116	0.1
12,217		Douglas Dynamics, Inc.	481,350	0.1
3,872	(2)	Ducommun, Inc.	124,098	0.0
7,056	(2)	DXP Enterprises, Inc.	222,193	0.0
14,270	(2)	Dycom Industries, Inc.	1,225,508	0.1
20,448	(2)	Eagle Bulk Shipping, Inc.	92,629	0.0
3,071		Eastern Co/The	88,138	0.0
14,354	(2)	Echo Global Logistics, Inc.	270,573	0.0
28,090		EMCOR Group, Inc.	1,948,884	0.2
10,329		Encore Wire Corp.	462,481	0.1
8,422	(1),(2)	Energous Corp.	106,623	0.0
19,001	(1),(2)	Energy Recovery, Inc.	150,108	0.0
20,027		EnerSys	1,385,268	0.1
9,539	(2)	Engility Holdings, Inc.	330,813	0.0
16,031		Ennis, Inc.	315,009	0.0
10,886		EnPro Industries, Inc.	876,650	0.1
13,516		ESCO Technologies, Inc.	810,284	0.1
19,248		Essendant, Inc.	253,496	0.0
12,655	(2)	Esterline Technologies Corp.	1,140,848	0.1
12,320		Exponent, Inc.	910,448	0.1
30,158		Federal Signal Corp.	641,762	0.1
13,706		Forward Air Corp.	784,394	0.1
6,801	(2)	Foundation Building Materials, Inc.	96,166	0.0
20,944		Franklin Electric Co., Inc.	939,338	0.1
5,479		Freightcar America, Inc.	107,169	0.0
18,813	(2)	FTI Consulting, Inc.	667,485	0.1
18,549	(1)	GATX Corp.	1,141,876	0.1
28,851	(2)	Generac Holdings, Inc.	1,325,126	0.1
22,439		General Cable Corp.	422,975	0.0
14,930	(2)	Gibraltar Industries, Inc.	465,069	0.1
9,409		Global Brass & Copper Holdings, Inc.	318,024	0.0
10,375	(2)	GMS, Inc.	367,275	0.0
9,513		Gorman-Rupp Co.	309,838	0.0
3,826	(2)	GP Strategies Corp.	118,032	0.0
6,408		Graham Corp.	133,479	0.0
17,967		Granite Construction, Inc.	1,041,188	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
40,228	(2)	Great Lakes Dredge & Dock Corp.	$195,106	0.0
12,347	(1)	Greenbrier Cos., Inc.	594,508	0.1
17,750		Griffon Corp.	394,050	0.0
16,092		H&E Equipment Services, Inc.	469,886	0.1
36,318	(2)	Harsco Corp.	759,046	0.1
24,443	(2)	Hawaiian Holdings, Inc.	917,835	0.1
20,115	(2)	HC2 Holdings, Inc.	106,207	0.0
32,404		Healthcare Services Group, Inc.	1,748,844	0.2
22,091		Heartland Express, Inc.	554,042	0.1
11,209		Heidrick & Struggles International, Inc.	237,070	0.0
10,737	(2)	Herc Holdings, Inc.	527,509	0.1
27,089		Herman Miller, Inc.	972,495	0.1
23,987	(1),(2)	Hertz Global Holdings, Inc.	536,349	0.1
18,616	(2)	Hill International, Inc.	88,426	0.0
28,082		Hillenbrand, Inc.	1,090,986	0.1
20,624		HNI Corp.	855,277	0.1
15,387	(2)	HUB Group, Inc.	660,872	0.1
15,529	(2)	Hudson Technologies, Inc.	121,281	0.0
10,681	(2)	Huron Consulting Group, Inc.	366,358	0.0
13,337	(1),(2)	Huttig Building Products, Inc.	94,159	0.0
4,488		Hyster-Yale Materials Handling, Inc.	343,063	0.0
3,750	(2)	Hyster-Yale Materials Handling, Inc. - B shares	286,650	0.0
9,599	(2)	ICF International, Inc.	517,866	0.1
26,905	(2)	Innerworkings, Inc.	302,681	0.0
8,143		Insperity, Inc.	716,584	0.1
9,507		Insteel Industries, Inc.	248,228	0.0
30,160		Interface, Inc.	660,504	0.1
21,052	(2)	JELD-WEN Holding, Inc.	747,767	0.1
14,593		John Bean Technologies Corp.	1,475,352	0.2
6,041		Kadant, Inc.	595,341	0.1
13,805		Kaman Corp.	770,043	0.1
64,574		KBR, Inc.	1,154,583	0.1
13,274		Kelly Services, Inc.	333,045	0.0
35,940		Kennametal, Inc.	1,449,820	0.2
19,478	(1),(2)	Keyw Holding Corp.	148,228	0.0
13,979		Kforce, Inc.	282,376	0.0
18,988		Kimball International, Inc.	375,393	0.0
23,608	(2)	KLX, Inc.	1,249,571	0.1
58,162	(2)	Knight-Swift Transportation Holdings, Inc.	2,416,631	0.3
24,314		Knoll, Inc.	486,280	0.1
25,483		Korn/Ferry International	1,004,795	0.1
32,316	(1),(2)	Kratos Defense & Security Solutions, Inc.	422,693	0.0
4,740		LB Foster Co.	107,835	0.0
5,673		Lindsay Corp.	521,349	0.1
14,812		LSC Communications, Inc.	244,546	0.0
7,353	(2)	Lydall, Inc.	421,327	0.0
59,174	(2)	Manitowoc Co., Inc.	532,566	0.1
20,520		Marten Transport Ltd.	421,686	0.0
14,026	(2)	Masonite International Corp.	970,599	0.1
30,755	(2)	Mastec, Inc.	1,427,032	0.2
20,585		Matson, Inc.	580,085	0.1
15,137		Matthews International Corp.	942,278	0.1
12,741		McGrath Rentcorp	557,419	0.1
21,504	(2)	Mercury Systems, Inc.	1,115,628	0.1
38,607	(2)	Meritor, Inc.	1,004,168	0.1
19,402	(2)	Milacron Holdings Corp.	327,118	0.0
6,810		Miller Industries, Inc.	190,339	0.0
8,453	(2)	Mistras Group, Inc.	173,286	0.0
21,410		Mobile Mini, Inc.	737,574	0.1
14,558	(2)	Moog, Inc.	1,214,574	0.1
42,040	(2)	MRC Global, Inc.	735,280	0.1
14,650		MSA Safety, Inc.	1,164,821	0.1
25,470		Mueller Industries, Inc.	890,177	0.1
74,334		Mueller Water Products, Inc.	951,475	0.1
6,680		Multi-Color Corp.	547,426	0.1
9,520	(2)	MYR Group, Inc.	277,413	0.0
3,113		National Presto Industries, Inc.	331,379	0.0
25,400	(2)	Navigant Consulting, Inc.	429,768	0.0
53,895	(2)	Navios Maritime Holdings, Inc.	90,005	0.0
22,506	(2)	Navistar International Corp.	991,839	0.1
16,067	(2)	NCI Building Systems, Inc.	250,645	0.0
12,814	(2)	Nexeo Solutions, Inc.	93,542	0.0
12,222		NN, Inc.	354,438	0.0
5,616	(2)	Northwest Pipe Co.	106,816	0.0
48,223	(2)	NOW, Inc.	665,960	0.1
3,314	(2)	NV5 Global, Inc.	181,110	0.0
1,401		Omega Flex, Inc.	100,648	0.0
23,406	(2)	On Assignment, Inc.	1,256,434	0.1
17,899	(2)	Orion Group Holdings, Inc.	117,417	0.0
5,066		Park-Ohio Holdings Corp.	231,010	0.0
7,158	(2)	Patrick Industries, Inc.	601,988	0.1
26,551	(2)	PGT Innovations, Inc.	396,937	0.0
105,772	(1),(2)	Plug Power, Inc.	276,065	0.0
7,963	(2)	Ply Gem Holdings, Inc.	135,769	0.0
6,201		Powell Industries, Inc.	185,968	0.0
20,044		Primoris Services Corp.	589,694	0.1
11,192	(2)	Proto Labs, Inc.	898,718	0.1
13,034		Quad/Graphics, Inc.	294,699	0.0
18,715		Quanex Building Products Corp.	429,509	0.0
23,571	(2)	Radiant Logistics, Inc.	125,162	0.0
17,680		Raven Industries, Inc.	572,832	0.1
11,147	(2)	RBC Bearings, Inc.	1,395,047	0.2
20,647		Resources Connection, Inc.	286,993	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,388		REV Group, Inc.	$154,959	0.0
46,101	(2)	Rexnord Corp.	1,171,426	0.1
18,848	(2)	Roadrunner Transportation Systems, Inc.	179,621	0.0
23,671	(2)	RPX Corp.	314,351	0.0
29,914		RR Donnelley & Sons Co.	308,114	0.0
16,589	(2)	Rush Enterprises, Inc. - Class A	767,905	0.1
26,948	(2)	Safe Bulkers, Inc.	73,838	0.0
11,763	(2)	Saia, Inc.	736,952	0.1
15,212		Schneider National, Inc.	384,864	0.0
25,660	(2)	Scorpio Bulkers, Inc.	180,903	0.0
18,069		Simpson Manufacturing Co., Inc.	886,104	0.1
16,041	(2)	SiteOne Landscape Supply, Inc.	931,982	0.1
23,119		Skywest, Inc.	1,014,924	0.1
10,343	(2)	SP Plus Corp.	408,549	0.0
19,185		Spartan Motors, Inc.	211,994	0.0
19,031	(2)	SPX Corp.	558,370	0.1
18,228	(2)	SPX FLOW, Inc.	702,872	0.1
5,921		Standex International Corp.	628,810	0.1
37,588		Steelcase, Inc.	578,855	0.1
11,002	(2)	Sterling Construction Co., Inc.	167,560	0.0
11,218		Sun Hydraulics Corp.	605,772	0.1
37,399	(1),(2)	Sunrun, Inc.	207,564	0.0
13,880	(1),(2)	Team, Inc.	185,298	0.0
8,973		Tennant Co.	594,013	0.1
26,098		Tetra Tech, Inc.	1,214,862	0.1
11,754	(2)	Textainer Group Holdings Ltd.	201,581	0.0
18,948	(2)	Thermon Group Holdings, Inc.	340,875	0.0
24,230		Titan International, Inc.	245,935	0.0
11,520	(2)	Titan Machinery, Inc.	178,906	0.0
5,060	(2)	TPI Composites, Inc.	113,040	0.0
13,551	(2)	Trex Co., Inc.	1,220,539	0.1
20,657	(2)	Trimas Corp.	557,739	0.1
19,608	(2)	TriNet Group, Inc.	659,221	0.1
19,909		Triton International Ltd./Bermuda	662,572	0.1
22,237		Triumph Group, Inc.	661,551	0.1
19,896	(2)	TrueBlue, Inc.	446,665	0.1
17,964	(2)	Tutor Perini Corp.	510,178	0.1
6,987		Unifirst Corp.	1,058,531	0.1
8,680		Universal Forest Products, Inc.	852,029	0.1
11,088		US Ecology, Inc.	596,534	0.1
5,652	(2)	Vectrus, Inc.	174,308	0.0
4,821	(2)	Veritiv Corp.	156,683	0.0
11,643		Viad Corp.	709,059	0.1
5,497	(2)	Vicor Corp.	129,729	0.0
15,429	(1),(2)	Vivint Solar, Inc.	52,459	0.0
5,557		VSE Corp.	315,971	0.0
28,133		Wabash National Corp.	641,995	0.1
17,121	(2)	WageWorks, Inc.	1,039,245	0.1
12,532		Watts Water Technologies, Inc.	867,214	0.1
21,632		Werner Enterprises, Inc.	790,650	0.1
26,009	(2)	Wesco Aircraft Holdings, Inc.	244,485	0.0
20,264		West Corp.	475,596	0.1
3,088	(2)	Willdan Group, Inc.	100,236	0.0
24,485		Woodward, Inc.	1,900,281	0.2
17,288	(2)	YRC Worldwide, Inc.	238,574	0.0
			143,364,385	15.0

		Information Technology: 16.7%
20,095	(2)	2U, Inc.	1,126,124	0.1
50,718	(1),(2)	3D Systems Corp.	679,114	0.1
42,350	(2)	8x8, Inc.	571,725	0.1
22,826	(2)	A10 Networks, Inc.	172,565	0.0
8,364	(1),(2)	Acacia Communications, Inc.	393,944	0.0
52,919	(2)	ACI Worldwide, Inc.	1,205,495	0.1
24,084	(2)	Actua Corp.	368,485	0.0
34,456	(2)	Acxiom Corp.	848,996	0.1
24,092		Adtran, Inc.	578,208	0.1
18,430	(2)	Advanced Energy Industries, Inc.	1,488,407	0.2
18,730	(2)	Aerohive Networks, Inc.	76,606	0.0
12,691	(2)	Agilysys, Inc.	151,657	0.0
9,254	(2)	Alarm.com Holdings, Inc.	418,096	0.0
10,598	(2)	Alpha & Omega Co.	174,761	0.0
14,966	(1),(2)	Ambarella, Inc.	733,484	0.1
22,103		American Software, Inc.	251,090	0.0
45,655	(2)	Amkor Technology, Inc.	481,660	0.1
13,094	(2)	Anixter International, Inc.	1,112,990	0.1
3,552	(2)	Appfolio, Inc.	170,318	0.0
8,690	(1),(2)	Applied Optoelectronics, Inc.	561,982	0.1
7,373	(2)	Apptio, Inc.	136,179	0.0
35,957	(2)	Aspen Technology, Inc.	2,258,459	0.2
20,703	(2)	Avid Technology, Inc.	93,992	0.0
18,717		AVX Corp.	341,211	0.0
12,949	(2)	Axcelis Technologies, Inc.	354,155	0.0
15,801	(2)	AXT, Inc.	144,579	0.0
13,968		Badger Meter, Inc.	684,432	0.1
23,837	(2)	Bankrate, Inc.	332,526	0.0
11,208	(2)	Barracuda Networks, Inc.	271,570	0.0
40,424	(2)	Bazaarvoice, Inc.	200,099	0.0
3,625		Bel Fuse, Inc.	113,100	0.0
18,972		Belden, Inc.	1,527,815	0.2
22,692	(2)	Benchmark Electronics, Inc.	774,932	0.1
6,744	(1),(2)	Benefitfocus, Inc.	226,936	0.0
21,942		Blackbaud, Inc.	1,926,508	0.2
25,079	(2)	Blackhawk Network Holdings, Inc.	1,098,460	0.1
5,394	(2)	Blackline, Inc.	184,043	0.0
20,708	(2)	Blucora, Inc.	523,912	0.1
18,864	(2)	Bottomline Technologies de, Inc.	600,441	0.1
35,108	(2)	Box, Inc.	678,287	0.1
21,932	(2)	Brightcove, Inc.	157,910	0.0
13,964	(2)	BroadSoft, Inc.	702,389	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
31,826		Brooks Automation, Inc.	$966,237	0.1
11,344		Cabot Microelectronics Corp.	906,726	0.1
11,233	(2)	CACI International, Inc.	1,565,319	0.2
19,263	(2)	CalAmp Corp.	447,865	0.1
27,603	(2)	Calix, Inc.	139,395	0.0
29,376	(2)	Callidus Software, Inc.	724,118	0.1
10,833	(2)	Carbonite, Inc.	238,326	0.0
20,589	(2)	Cardtronics plc	473,753	0.1
5,933	(2)	Care.com, Inc.	94,275	0.0
33,157	(1),(2)	Cars.com, Inc.	882,308	0.1
7,158		Cass Information Systems, Inc.	454,104	0.1
10,891	(2)	Ceva, Inc.	466,135	0.1
11,742	(2)	ChannelAdvisor Corp.	135,033	0.0
64,361	(2)	Ciena Corp.	1,414,011	0.2
11,554	(1),(2)	Cimpress NV	1,128,364	0.1
29,911	(2)	Cirrus Logic, Inc.	1,594,855	0.2
7,809	(1),(2)	Clearfield, Inc.	106,202	0.0
6,298	(1),(2)	Cloudera, Inc.	104,673	0.0
15,258		Cohu, Inc.	363,751	0.0
18,791	(2)	CommerceHub, Inc. Series C	401,188	0.0
17,694	(2)	Commvault Systems, Inc.	1,075,795	0.1
9,506		Comtech Telecommunications Corp.	195,158	0.0
10,884	(2)	Control4 Corp.	320,643	0.0
42,604		Convergys Corp.	1,103,018	0.1
23,173	(2)	Cornerstone OnDemand, Inc.	941,056	0.1
13,718	(2)	Coupa Software, Inc.	427,316	0.1
19,206	(2)	Cray, Inc.	373,557	0.0
44,905	(2)	Cree, Inc.	1,265,872	0.1
14,429		CSG Systems International, Inc.	578,603	0.1
17,837		CTS Corp.	429,872	0.1
3,911	(1),(2)	Cyberoptics Corp.	63,554	0.0
21,438		Daktronics, Inc.	226,600	0.0
26,949	(2)	DHI Group, Inc.	70,067	0.0
34,111	(1)	Diebold Nixdorf, Inc.	779,436	0.1
16,093	(2)	Digi International, Inc.	170,586	0.0
4,637	(1),(2)	Digimarc Corp.	169,714	0.0
18,133	(2)	Diodes, Inc.	542,721	0.1
15,013	(2)	DSP Group, Inc.	195,169	0.0
9,007	(2)	Eastman Kodak Co.	66,201	0.0
11,849	(1)	Ebix, Inc.	773,147	0.1
11,882	(2)	Electro Scientific Industries, Inc.	165,397	0.0
21,320	(2)	Electronics for Imaging, Inc.	909,938	0.1
15,719	(2)	Ellie Mae, Inc.	1,291,001	0.1
10,509	(2)	Emcore Corp.	86,174	0.0
29,860	(1),(2)	Endurance International Group Holdings, Inc.	244,852	0.0
64,901	(2)	Entegris, Inc.	1,872,394	0.2
19,284	(2)	Envestnet, Inc.	983,484	0.1
22,628	(2)	EPAM Systems, Inc.	1,989,680	0.2
6,509	(2)	ePlus, Inc.	601,757	0.1
53,483	(1),(2)	Etsy, Inc.	902,793	0.1
7,263	(2)	Everbridge, Inc.	191,888	0.0
29,006	(2)	Everi Holdings, Inc.	220,156	0.0
28,618		EVERTEC, Inc.	453,595	0.1
11,068	(2)	Exa Corp.	267,624	0.0
15,567	(2)	ExlService Holdings, Inc.	907,867	0.1
51,883	(2)	Extreme Networks, Inc.	616,889	0.1
16,572	(2)	Fabrinet	614,158	0.1
14,413		Fair Isaac Corp.	2,025,026	0.2
8,197	(2)	Faro Technologies, Inc.	313,535	0.0
51,499	(2)	Finisar Corp.	1,141,733	0.1
78,339	(1),(2)	Fitbit, Inc.	545,239	0.1
23,947	(2)	Five9, Inc.	572,333	0.1
34,013	(2)	Formfactor, Inc.	573,119	0.1
7,697		Forrester Research, Inc.	322,119	0.0
16,723	(2)	Gigamon, Inc.	704,874	0.1
56,969	(2)	Glu Mobile, Inc.	214,203	0.0
27,707	(1),(2)	Gogo, Inc.	327,220	0.0
40,133	(1),(2)	GrubHub, Inc.	2,113,404	0.2
13,789	(2)	GTT Communications, Inc.	436,422	0.1
11,281		Hackett Group, Inc.	171,358	0.0
43,910	(2)	Harmonic, Inc.	133,925	0.0
21,411	(2)	Hortonworks, Inc.	362,916	0.0
15,360	(2)	HubSpot, Inc.	1,291,008	0.1
6,552	(2)	Ichor Holdings Ltd.	175,594	0.0
27,949	(2)	II-VI, Inc.	1,150,101	0.1
20,218	(1),(2)	Immersion Corp.	165,181	0.0
15,347	(2)	Imperva, Inc.	666,060	0.1
8,355	(1),(2)	Impinj, Inc.	347,652	0.0
63,590	(2)	Infinera Corp.	564,043	0.1
19,037	(2)	Inphi Corp.	755,579	0.1
17,075	(2)	Insight Enterprises, Inc.	784,084	0.1
9,325	(2)	Instructure, Inc.	309,124	0.0
61,435	(2)	Integrated Device Technology, Inc.	1,632,942	0.2
16,012		InterDigital, Inc.	1,180,885	0.1
36,316	(2)	Internap Corp.	157,975	0.0
8,779	(2)	Intevac, Inc.	74,183	0.0
16,089	(2)	Itron, Inc.	1,246,093	0.1
13,122	(2)	IXYS Corp.	310,991	0.0
21,855		j2 Global, Inc.	1,614,647	0.2
21,090	(2)	Kemet Corp.	445,632	0.1
16,463	(2)	Kimball Electronics, Inc.	356,424	0.0
39,343	(2)	Knowles Corp.	600,768	0.1
40,410	(2)	Kopin Corp.	168,510	0.0
58,238	(2)	Lattice Semiconductor Corp.	303,420	0.0
32,028	(2)	Limelight Networks, Inc.	127,151	0.0
14,690	(2)	Liquidity Services, Inc.	86,671	0.0
10,404		Littelfuse, Inc.	2,037,936	0.2
28,731	(2)	LivePerson, Inc.	389,305	0.0
28,243	(2)	Lumentum Holdings, Inc.	1,535,007	0.2
18,793	(1),(2)	MACOM Technology Solutions Holdings, Inc.	838,356	0.1
11,387		Mantech International Corp.	502,736	0.1
29,734		Maximus, Inc.	1,917,843	0.2
27,845	(2)	MaxLinear, Inc.	661,319	0.1
28,570	(2)	Meet Group, Inc./The	103,995	0.0
1,545		Mesa Laboratories, Inc.	230,699	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,177		Methode Electronics, Inc.	$727,446	0.1
4,209	(2)	MicroStrategy, Inc.	537,531	0.1
47,785	(1),(2)	Microvision, Inc.	132,842	0.0
16,852	(2)	Mindbody, Inc.	435,624	0.1
17,451	(2)	Mitek Systems, Inc.	165,784	0.0
24,267		MKS Instruments, Inc.	2,292,018	0.2
31,203	(2)	MobileIron, Inc.	115,451	0.0
14,963	(2)	Model N, Inc.	223,697	0.0
14,878	(2)	MoneyGram International, Inc.	239,685	0.0
18,353		Monolithic Power Systems, Inc.	1,955,512	0.2
21,703		Monotype Imaging Holdings, Inc.	417,783	0.0
7,939		MTS Systems Corp.	424,340	0.0
8,541	(2)	MuleSoft, Inc.	172,016	0.0
10,542	(2)	Nanometrics, Inc.	303,610	0.0
16,469	(1),(2)	NeoPhotonics Corp.	91,568	0.0
14,639	(2)	Netgear, Inc.	696,816	0.1
41,365	(2)	Netscout Systems, Inc.	1,338,158	0.1
13,072	(2)	New Relic, Inc.	650,986	0.1
31,858		NIC, Inc.	546,365	0.1
14,963	(2)	Novanta, Inc.	652,387	0.1
24,177	(1),(2)	Nutanix, Inc.	541,323	0.1
3,445		NVE Corp.	272,052	0.0
76,070	(1),(2)	Oclaro, Inc.	656,484	0.1
4,964	(1),(2)	Okta, Inc.	140,034	0.0
11,486	(1),(2)	Ominto, Inc.	51,687	0.0
7,961	(2)	OSI Systems, Inc.	727,397	0.1
13,071		Park Electrochemical Corp.	241,813	0.0
22,850	(1),(2)	Paycom Software, Inc.	1,712,836	0.2
11,837	(2)	Paylocity Holding Corp.	577,882	0.1
5,077	(2)	PC Mall, Inc.	71,078	0.0
15,684	(1),(2)	PDF Solutions, Inc.	242,945	0.0
17,380		Pegasystems, Inc.	1,001,957	0.1
18,797	(2)	Perficient, Inc.	369,737	0.0
33,142	(2)	Photronics, Inc.	293,307	0.0
19,012	(2)	Pixelworks, Inc.	89,547	0.0
29,350	(2)	Planet Payment, Inc.	125,911	0.0
15,263		Plantronics, Inc.	674,930	0.1
15,620	(2)	Plexus Corp.	875,970	0.1
12,993		Power Integrations, Inc.	951,088	0.1
8,029	(2)	Presidio, Inc.	113,610	0.0
23,173		Progress Software Corp.	884,513	0.1
19,874	(2)	Proofpoint, Inc.	1,733,410	0.2
12,573	(2)	PROS Holdings, Inc.	303,386	0.0
43,164	(1),(2)	Pure Storage, Inc.	690,192	0.1
14,035	(2)	Q2 Holdings, Inc.	584,558	0.1
3,505		QAD, Inc.	120,397	0.0
14,101	(2)	Qualys, Inc.	730,432	0.1
9,185	(2)	Quantenna Communications, Inc.	154,400	0.0
12,969	(2)	Quantum Corp.	79,370	0.0
23,469	(2)	QuinStreet, Inc.	172,497	0.0
32,654	(2)	Quotient Technology, Inc.	511,035	0.1
49,069	(2)	Rambus, Inc.	655,071	0.1
9,883	(2)	Rapid7, Inc.	173,941	0.0
26,968	(2)	RealPage, Inc.	1,076,023	0.1
7,435		Reis, Inc.	133,830	0.0
28,328	(1),(2)	RingCentral, Inc.	1,182,694	0.1
8,324	(2)	Rogers Corp.	1,109,423	0.1
8,336	(2)	Rosetta Stone, Inc.	85,111	0.0
20,823	(2)	Rubicon Project, Inc.	81,001	0.0
17,627	(2)	Rudolph Technologies, Inc.	463,590	0.1
34,392	(2)	Sanmina Corp.	1,277,663	0.1
12,581	(2)	Scansource, Inc.	549,161	0.1
20,117		Science Applications International Corp.	1,344,821	0.1
29,685	(2)	Semtech Corp.	1,114,672	0.1
36,641	(2)	ServiceSource International, Inc.	126,778	0.0
9,022	(2)	Shutterstock, Inc.	300,342	0.0
19,735	(2)	Sigma Designs, Inc.	124,330	0.0
18,764	(2)	Silicon Laboratories, Inc.	1,499,244	0.2
20,111	(2)	Silver Spring Networks, Inc.	325,195	0.0
7,618	(2)	SMART Global Holdings, Inc.	204,010	0.0
25,370	(2)	Sonus Networks, Inc.	194,080	0.0
7,960	(2)	SPS Commerce, Inc.	451,412	0.1
7,463	(2)	Stamps.com, Inc.	1,512,377	0.2
22,859	(2)	Stratasys Ltd.	528,500	0.1
25,697	(1),(2)	SunPower Corp.	187,331	0.0
18,105	(2)	Super Micro Computer, Inc.	400,120	0.0
19,372	(2)	Sykes Enterprises, Inc.	564,888	0.1
15,799	(2)	Synaptics, Inc.	619,005	0.1
19,115	(2)	Synchronoss Technologies, Inc.	178,343	0.0
13,440		SYNNEX Corp.	1,700,294	0.2
16,026		Syntel, Inc.	314,911	0.0
4,608		Systemax, Inc.	121,789	0.0
16,013	(2)	Tech Data Corp.	1,422,755	0.2
13,648	(2)	TeleNav, Inc.	86,665	0.0
9,078		TeleTech Holdings, Inc.	379,006	0.0
53,638		TiVo Corp.	1,064,714	0.1
10,522	(1),(2)	Trade Desk, Inc./The	647,208	0.1
56,594		Travelport Worldwide Ltd.	888,526	0.1
28,365	(1),(2)	TrueCar, Inc.	447,883	0.1
42,993	(2)	TTM Technologies, Inc.	660,802	0.1
4,174	(1),(2)	Tucows, Inc.	244,388	0.0
28,825	(1),(2)	Twilio, Inc.	860,426	0.1
11,664	(1),(2)	Ubiquiti Networks, Inc.	653,417	0.1
14,681	(2)	Ultra Clean Holdings, Inc.	449,532	0.1
25,106	(1),(2)	Unisys Corp.	213,401	0.0
3,907	(2)	Upland Software, Inc.	82,672	0.0
17,184	(2)	USA Technologies, Inc.	107,400	0.0
8,416	(2)	Varonis Systems, Inc.	352,630	0.0
15,253	(2)	VASCO Data Security International, Inc.	183,799	0.0
21,585	(2)	Veeco Instruments, Inc.	461,919	0.1
51,431	(2)	VeriFone Holdings, Inc.	1,043,021	0.1
28,629	(2)	Verint Systems, Inc.	1,198,124	0.1
24,321	(1),(2)	Viasat, Inc.	1,564,327	0.2
106,699	(2)	Viavi Solutions, Inc.	1,009,373	0.1
27,933	(1),(2)	VirnetX Holding Corp.	108,939	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
13,788	(2)	Virtusa Corp.	$520,911	0.1
59,895		Vishay Intertechnology, Inc.	1,126,026	0.1
8,940	(2)	Vishay Precision Group, Inc.	218,136	0.0
19,731	(2)	Web.com Group, Inc.	493,275	0.1
10,056	(2)	Workiva, Inc.	209,668	0.0
30,601	(2)	Xcerra Corp.	301,420	0.0
18,136	(2)	XO Group, Inc.	356,735	0.0
22,362		Xperi Corp.	565,759	0.1
35,864	(2)	Yelp, Inc.	1,552,911	0.2
44,493	(2)	Zendesk, Inc.	1,295,191	0.1
40,293	(2)	Zix Corp.	197,033	0.0
			159,664,691	16.7

		Materials: 4.4%
14,997		A Schulman, Inc.	512,148	0.1
9,298	(1)	Advanced Emissions Solutions, Inc.	101,999	0.0
13,910	(2)	AdvanSix, Inc.	552,922	0.1
12,729	(2)	AgroFresh Solutions, Inc.	89,485	0.0
145,240	(1),(2)	AK Steel Holding Corp.	811,892	0.1
49,745	(1)	Allegheny Technologies, Inc.	1,188,905	0.1
15,495		American Vanguard Corp.	354,835	0.0
14,495		Balchem Corp.	1,178,299	0.1
17,856	(2)	Boise Cascade Co.	623,174	0.1
24,759		Calgon Carbon Corp.	529,843	0.1
21,066		Carpenter Technology Corp.	1,011,800	0.1
22,963	(2)	Century Aluminum Co.	380,727	0.0
3,496		Chase Corp.	389,454	0.0
8,266	(2)	Clearwater Paper Corp.	407,100	0.1
137,280	(2)	Cleveland-Cliffs, Inc.	981,552	0.1
18,236	(2)	Codexis, Inc.	121,269	0.0
84,770	(2)	Coeur Mining, Inc.	779,036	0.1
52,170		Commercial Metals Co.	992,795	0.1
15,937	(1)	Compass Minerals International, Inc.	1,034,311	0.1
6,270		Deltic Timber Corp.	554,456	0.1
37,728	(2)	Ferro Corp.	841,334	0.1
30,512	(2),(3)	Ferroglobe Representation & Warranty Insurance Trust	–	–
26,828	(1),(2)	Flotek Industries, Inc.	124,750	0.0
12,657	(1),(2)	Forterra, Inc.	56,957	0.0
7,790		FutureFuel Corp.	122,615	0.0
33,328	(2)	GCP Applied Technologies, Inc.	1,023,170	0.1
24,632		Gold Resource Corp.	92,370	0.0
3,219		Greif, Inc.	206,821	0.0
10,992		Greif, Inc. - Class A	643,472	0.1
7,017		Hawkins, Inc.	286,294	0.0
7,412		Haynes International, Inc.	266,165	0.0
22,679		HB Fuller Co.	1,316,743	0.1
185,433		Hecla Mining Co.	930,874	0.1
19,893	(2)	Ingevity Corp.	1,242,716	0.1
9,840		Innophos Holdings, Inc.	484,030	0.1
10,868		Innospec, Inc.	670,012	0.1
42,350	(1),(2)	Intrepid Potash, Inc.	184,646	0.0
8,204		Kaiser Aluminum Corp.	846,161	0.1
39,541		KapStone Paper and Packaging Corp.	849,736	0.1
82,110	(2)	Klondex Mines Ltd.	298,880	0.0
5,404		KMG Chemicals, Inc.	296,572	0.0
9,939	(2)	Koppers Holdings, Inc.	458,685	0.1
14,439	(2)	Kraton Corp.	583,913	0.1
9,700		Kronos Worldwide, Inc.	221,451	0.0
66,611	(2)	Louisiana-Pacific Corp.	1,803,826	0.2
11,109	(1),(2)	LSB Industries, Inc.	88,205	0.0
9,489		Materion Corp.	409,450	0.1
15,876		Minerals Technologies, Inc.	1,121,639	0.1
13,731		Myers Industries, Inc.	287,664	0.0
7,402		Neenah Paper, Inc.	633,241	0.1
5,071		Olympic Steel, Inc.	111,562	0.0
27,727	(2)	Omnova Solutions, Inc.	303,611	0.0
20,495		PH Glatfelter Co.	398,628	0.0
38,155		PolyOne Corp.	1,527,345	0.2
6,137		Quaker Chemical Corp.	907,969	0.1
22,566		Rayonier Advanced Materials, Inc.	309,154	0.0
7,499	(2)	Ryerson Holding Corp.	81,364	0.0
13,288		Schnitzer Steel Industries, Inc.	374,057	0.0
14,586		Schweitzer-Mauduit International, Inc.	604,736	0.1
20,961		Sensient Technologies Corp.	1,612,320	0.2
8,778		Stepan Co.	734,367	0.1
50,671	(2)	Summit Materials, Inc.	1,622,992	0.2
30,222	(2)	SunCoke Energy, Inc.	276,229	0.0
19,195	(2)	TimkenSteel Corp.	316,718	0.0
13,867		Tredegar Corp.	249,606	0.0
20,284		Trinseo SA	1,361,056	0.1
30,097		Tronox Ltd. - CL A	635,047	0.1
7,324	(1),(2)	US Concrete, Inc.	558,821	0.1
19,418	(2)	Verso Corp.	98,838	0.0
5,769		Warrior Met Coal, Inc.	135,975	0.0
20,955		Worthington Industries, Inc.	963,930	0.1
			42,172,719	4.4

		Real Estate: 7.2%
37,878		Acadia Realty Trust	1,084,068	0.1
11,781		Agree Realty Corp.	578,211	0.1
21,128		Alexander & Baldwin, Inc.	978,860	0.1
1,205		Alexander's, Inc.	511,028	0.1
6,046	(2)	Altisource Portfolio Solutions SA	156,410	0.0
28,170		Altisource Residential Corp.	312,969	0.0
19,481		American Assets Trust, Inc.	774,759	0.1
18,337		Armada Hoffler Properties, Inc.	253,234	0.0
17,628		Ashford Hospitality Prime, Inc.	167,466	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
39,960		Ashford Hospitality Trust, Inc.	$266,533	0.0
9,480		Bluerock Residential Growth REIT, Inc.	104,849	0.0
33,145		CareTrust REIT, Inc.	631,081	0.1
20,125		CatchMark Timber Trust, Inc.	253,776	0.0
73,823	(1)	CBL & Associates Properties, Inc.	619,375	0.1
55,599		Cedar Realty Trust, Inc.	312,466	0.0
19,471		Chatham Lodging Trust	415,122	0.0
28,214		Chesapeake Lodging Trust	760,932	0.1
15,262		City Office REIT, Inc.	210,158	0.0
9,828		Community Healthcare Trust, Inc.	264,963	0.0
3,524		Consolidated-Tomoka Land Co.	211,687	0.0
6,735	(1)	CorEnergy Infrastructure Trust, Inc.	238,082	0.0
191,717		Cousins Properties, Inc.	1,790,637	0.2
88,180		DiamondRock Hospitality Co.	965,571	0.1
17,781		Easterly Government Properties, Inc.	367,533	0.0
15,279		EastGroup Properties, Inc.	1,346,385	0.1
33,991		Education Realty Trust, Inc.	1,221,297	0.1
53,184		First Industrial Realty Trust, Inc.	1,600,307	0.2
39,225		First Potomac Realty Trust	436,966	0.1
23,842	(1),(2)	Forestar Group, Inc.	421,240	0.1
29,664		Four Corners Property Trust, Inc.	739,227	0.1
50,561		Franklin Street Properties Corp.	536,958	0.1
2,381	(2)	FRP Holdings, Inc.	107,740	0.0
56,516		Geo Group, Inc./The	1,520,280	0.2
19,003		Getty Realty Corp.	543,676	0.1
14,447		Gladstone Commercial Corp.	321,735	0.0
28,629		Global Net Lease, Inc.	626,689	0.1
44,216		Government Properties Income Trust	829,934	0.1
69,659		Gramercy Property Trust	2,107,185	0.2
54,407		Healthcare Realty Trust, Inc.	1,759,522	0.2
20,252		Hersha Hospitality Trust	378,105	0.0
17,744		HFF, Inc.	701,953	0.1
29,178		Independence Realty Trust, Inc.	296,740	0.0
18,977	(2)	InfraREIT, Inc.	424,515	0.0
73,996		Investors Real Estate Trust	452,116	0.1
34,648	(2)	iStar, Inc.	408,846	0.0
37,640		Kennedy-Wilson Holdings, Inc.	698,222	0.1
36,353		Kite Realty Group Trust	736,148	0.1
50,655		LaSalle Hotel Properties	1,470,008	0.2
99,388		Lexington Realty Trust	1,015,745	0.1
18,375		LTC Properties, Inc.	863,258	0.1
41,462		Mack-Cali Realty Corp.	983,064	0.1
7,376	(2)	Marcus & Millichap, Inc.	199,078	0.0
31,169		Monmouth Real Estate Investment Corp.	504,626	0.1
18,822		National Health Investors, Inc.	1,454,752	0.2
20,425		National Storage Affiliates Trust	495,102	0.1
36,058		New Senior Investment Group, Inc.	329,931	0.0
8,026		NexPoint Residential Trust, Inc.	190,457	0.0
27,943		NorthStar Realty Europe Corp.	357,950	0.0
10,366		One Liberty Properties, Inc.	252,516	0.0
19,695		Parkway, Inc.	453,576	0.1
32,233	(1)	Pebblebrook Hotel Trust	1,164,901	0.1
33,305	(1)	Pennsylvania Real Estate Investment Trust	349,369	0.0
72,904		Physicians Realty Trust	1,292,588	0.1
18,140		Potlatch Corp.	925,140	0.1
15,407		Preferred Apartment Communities, Inc.	290,884	0.0
9,504		PS Business Parks, Inc.	1,268,784	0.1
21,843		QTS Realty Trust, Inc.	1,143,699	0.1
43,459	(2)	Quality Care Properties, Inc.	673,615	0.1
65,583		RAIT Financial Trust	47,876	0.0
31,768		Ramco-Gershenson Properties	413,302	0.0
8,123		RE/MAX Holdings, Inc.	516,217	0.1
4,257	(1),(2)	Redfin Corp.	106,808	0.0
50,221		Retail Opportunity Investments Corp.	954,701	0.1
31,091		Rexford Industrial Realty, Inc.	889,824	0.1
78,173		RLJ Lodging Trust	1,719,806	0.2
4,487		RMR Group, Inc.	230,407	0.0
19,982		Ryman Hospitality Properties	1,248,675	0.1
81,235		Sabra Healthcare REIT, Inc.	1,782,296	0.2
4,123		Saul Centers, Inc.	255,255	0.0
27,590		Select Income REIT	646,158	0.1
11,486	(1)	Seritage Growth Properties	529,160	0.1
24,786	(1),(2)	St. Joe Co.	467,216	0.1
41,182		STAG Industrial, Inc.	1,131,270	0.1
56,632		Starwood Waypoint Homes	2,059,706	0.2
2,652		Stratus Properties, Inc.	80,356	0.0
45,642		Summit Hotel Properties, Inc.	729,816	0.1
100,273		Sunstone Hotel Investors, Inc.	1,611,387	0.2
9,610	(1),(2)	Tejon Ranch Co.	202,771	0.0
25,675		Terreno Realty Corp.	928,922	0.1
23,063		Tier REIT, Inc.	445,116	0.1
13,691	(1),(2)	Trinity Place Holdings	96,111	0.0
17,252		UMH Properties, Inc.	268,269	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
8,307		Universal Health Realty Income Trust	$627,095	0.1
43,365		Urban Edge Properties	1,045,964	0.1
16,046		Urstadt Biddle Properties, Inc.	348,198	0.0
81,986		Washington Prime Group, Inc.	682,943	0.1
34,077		Washington Real Estate Investment Trust	1,116,363	0.1
18,495	(1)	Whitestone REIT	241,360	0.0
47,606		Xenia Hotels & Resorts, Inc.	1,002,106	0.1
			68,550,053	7.2

		Telecommunication Services: 0.8%
4,766		ATN International, Inc.	251,168	0.0
19,179	(2)	Boingo Wireless, Inc.	409,855	0.0
22,825	(2)	Cincinnati Bell, Inc.	453,076	0.1
19,245		Cogent Communications Holdings, Inc.	941,081	0.1
32,978		Consolidated Communications Holdings, Inc.	629,220	0.1
35,278	(1)	Frontier Communications Corp.	415,928	0.1
13,713	(2)	General Communication, Inc.	559,353	0.1
205,521	(2)	Globalstar, Inc.	334,999	0.0
7,302		IDT Corp.	102,812	0.0
18,750	(1),(2)	Intelsat SA	88,125	0.0
39,493	(1),(2)	Iridium Communications, Inc.	406,778	0.0
13,337	(2)	Lumos Networks Corp.	238,999	0.0
28,144	(1),(2)	Orbcomm, Inc.	294,668	0.0
6,088	(1),(2)	pdvWireless, Inc.	181,422	0.0
21,682		Shenandoah Telecommunications Co.	806,570	0.1
12,459		Spok Holdings, Inc.	191,246	0.0
4,547	(2)	Straight Path Communications, Inc.	821,507	0.1
88,924	(2)	Vonage Holdings Corp.	723,841	0.1
88,209	(1)	Windstream Holdings, Inc.	156,130	0.0
			8,006,778	0.8

		Utilities: 3.6%
23,169		Allete, Inc.	1,790,732	0.2
17,281		American States Water Co.	851,089	0.1
5,585	(1),(2)	AquaVenture Holdings Ltd.	75,398	0.0
2,723		Artesian Resources Corp.	102,929	0.0
75,284	(2)	Atlantic Power Corp.	184,446	0.0
29,203		Avista Corp.	1,511,839	0.2
25,958		Black Hills Corp.	1,787,727	0.2
9,351	(2)	Cadiz, Inc.	118,758	0.0
23,511		California Water Service Group	896,945	0.1
7,985		Chesapeake Utilities Corp.	624,826	0.1
6,003		Connecticut Water Service, Inc.	355,978	0.0
53,376	(2)	Dynegy, Inc.	522,551	0.1
19,721		El Paso Electric Co.	1,089,585	0.1
10,831		Genie Energy Ltd.	70,943	0.0
23,496		Idacorp, Inc.	2,066,003	0.2
17,312		MGE Energy, Inc.	1,118,355	0.1
8,397		Middlesex Water Co.	329,750	0.0
39,926		New Jersey Resources Corp.	1,682,881	0.2
12,603		Northwest Natural Gas Co.	811,633	0.1
22,497		NorthWestern Corp.	1,280,979	0.1
17,552		NRG Yield, Inc. - Class A	332,961	0.0
27,987		NRG Yield, Inc. - Class C	540,149	0.1
23,708		ONE Gas, Inc.	1,745,857	0.2
17,824		Ormat Technologies, Inc.	1,088,155	0.1
19,098		Otter Tail Corp.	827,898	0.1
31,486		Pattern Energy Group, Inc.	758,813	0.1
36,672		PNM Resources, Inc.	1,477,882	0.2
41,542		Portland General Electric Co.	1,895,977	0.2
8,431		SJW Group	477,195	0.0
37,330		South Jersey Industries, Inc.	1,289,005	0.1
22,343		Southwest Gas Holdings, Inc.	1,734,264	0.2
6,376		Spark Energy, Inc.	95,640	0.0
22,803		Spire, Inc.	1,702,244	0.2
47,874	(2)	TerraForm Global, Inc.	227,402	0.0
39,966	(2)	TerraForm Power, Inc.	528,351	0.1
7,698		Unitil Corp.	380,743	0.0
24,664		WGL Holdings, Inc.	2,076,709	0.2
8,252		York Water Co.	279,743	0.0
			34,732,335	3.6

	Total Common Stock
	(Cost $621,154,202)		951,926,341	99.4

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
46,399	(2),(3)	Media General, Inc. - CVR	14,384	0.0

		Health Care: 0.0%
12,980	(2),(3)	Clinical Data, Inc.	–	–
64,411	(2),(3)	Dyax, Corp. - CVR	71,496	0.0
			71,496	0.0

	Total Rights
	(Cost $9,198)		85,880	0.0

	Total Long-Term Investments
	(Cost $621,163,400)		952,012,221	99.4

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.3%
	Securities Lending Collateral(4): 8.7%
8,572,741	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $8,573,481, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $8,744,196, due 08/15/18-02/15/37)	$8,572,741	0.9
19,849,234	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $19,850,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $20,246,219, due 10/12/17-05/20/67)	19,849,234	2.0
19,849,234	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $19,850,996, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $20,246,219, due 12/01/17-06/01/51)	19,849,234	2.1
19,849,234	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $19,850,980, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $20,246,219, due 10/12/17-12/01/51)	19,849,234	2.1
15,452,902	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $15,454,426, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $15,790,277, due 01/15/19-02/15/46)	15,452,902	1.6
		83,573,345	8.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
5,650,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $5,650,000)	5,650,000	0.6

	Total Short-Term Investments
	(Cost $89,223,345)	89,223,345	9.3

	Total Investments in Securities (Cost $710,386,745)	$1,041,235,566	108.7
	Liabilities in Excess of Other Assets	(83,472,540)	(8.7)
	Net Assets	$957,763,026	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$113,212,171	$–	$–	$113,212,171
Consumer Staples	25,571,236	–	–	25,571,236
Energy	35,454,972	–	–	35,454,972
Financials	171,535,412	–	20,336	171,555,748
Health Care	149,641,253	–	–	149,641,253
Industrials	143,364,385	–	–	143,364,385
Information Technology	159,664,691	–	–	159,664,691
Materials	42,172,719	–	–	42,172,719
Real Estate	68,128,813	421,240	–	68,550,053
Telecommunication Services	8,006,778	–	–	8,006,778
Utilities	34,732,335	–	–	34,732,335
Total Common Stock	951,484,765	421,240	20,336	951,926,341
Rights	–	–	85,880	85,880
Short-Term Investments	5,650,000	83,573,345	–	89,223,345
Total Investments, at fair value	$957,134,765	$83,994,585	$106,216	$1,041,235,566
Other Financial Instruments+
Futures	423,949	–	–	423,949
Total Assets	$957,558,714	$83,994,585	$106,216	$1,041,659,515

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2017, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	132	12/15/17	$9,853,140	$423,949
			$9,853,140	$423,949

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$423,949
Total Asset Derivatives		$423,949

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $711,837,106.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$384,502,193
Gross Unrealized Depreciation	(54,679,784)

Net Unrealized Appreciation	$329,822,409

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 10.3%
271,443		AMC Entertainment Holdings, Inc.	$3,990,212	0.5
158,060	(1)	Big Lots, Inc.	8,467,274	1.1
69,644		Caleres, Inc.	2,125,535	0.3
102,315		Camping World Holdings, Inc.	4,168,313	0.6
64,173	(1)	Childrens Place Retail Stores, Inc.	7,582,040	1.0
152,985		Dana, Inc.	4,277,461	0.6
112,454	(2)	Dave & Buster's Entertainment, Inc.	5,901,586	0.8
256,510		Extended Stay America, Inc.	5,130,200	0.7
66,393		Jack in the Box, Inc.	6,766,774	0.9
49,980		Lithia Motors, Inc.	6,013,094	0.8
55,307		Marriott Vacations Worldwide Corp.	6,887,381	0.9
48,810	(2)	Meritage Homes Corp.	2,167,164	0.3
243,607		Red Rock Resorts, Inc.	5,641,938	0.8
52,375	(1)	Sturm Ruger & Co., Inc.	2,707,787	0.4
207,655	(2)	Vista Outdoor, Inc.	4,763,606	0.6
			76,590,365	10.3

		Consumer Staples: 2.2%
474,506	(1),(2)	Amplify Snack Brands, Inc.	3,364,248	0.5
292,758	(2)	Hostess Brands, Inc.	3,999,074	0.5
219,637	(2)	Performance Food Group Co.	6,204,745	0.8
148,186		Vector Group Ltd.	3,033,367	0.4
			16,601,434	2.2

		Energy: 3.2%
230,773	(1),(2)	Carrizo Oil & Gas, Inc.	3,953,141	0.5
42,819	(2)	Dril-Quip, Inc.	1,890,459	0.3
403,505	(2)	Forum Energy Technologies, Inc.	6,415,730	0.9
301,213	(2)	Laredo Petroleum, Inc.	3,894,684	0.5
291,660	(2)	QEP Resources, Inc.	2,499,526	0.3
260,782	(2)	Unit Corp.	5,366,894	0.7
			24,020,434	3.2

		Financials: 19.4%
133,941		Bank of NT Butterfield & Son Ltd.	4,907,598	0.7
248,552		Centerstate Banks, Inc.	6,661,194	0.9
136,361		Chemical Financial Corp.	7,126,226	1.0
44,149		Evercore, Inc.	3,542,957	0.5
165,325		Great Western Bancorp, Inc.	6,824,616	0.9
138,928		Horace Mann Educators Corp.	5,466,817	0.7
59,810		Houlihan Lokey, Inc.	2,340,365	0.3
85,660		Independent Bank Group, Inc.	5,165,298	0.7
542,694		Investors Bancorp, Inc.	7,402,346	1.0
185,556		MB Financial, Inc.	8,353,731	1.1
487,932		OM Asset Management Plc	7,279,946	1.0
74,213		Pinnacle Financial Partners, Inc.	4,968,560	0.7
64,298		Primerica, Inc.	5,243,502	0.7
74,935		ProAssurance Corp.	4,095,198	0.6
367,256		Radian Group, Inc.	6,864,015	0.9
179,522		Redwood Trust, Inc.	2,924,413	0.4
109,442		Renasant Corp.	4,695,062	0.6
234,567	(2)	Seacoast Banking Corp. of Florida	5,603,806	0.8
135,978		Selective Insurance Group	7,322,415	1.0
116,318		Simmons First National Corp.	6,734,812	0.9
285,289		Sterling Bancorp/DE	7,032,374	0.9
131,463		Stifel Financial Corp.	7,028,012	0.9
56,255	(2)	Texas Capital Bancshares, Inc.	4,826,679	0.7
113,997		Webster Financial Corp.	5,990,542	0.8
113,864		WSFS Financial Corp.	5,550,870	0.7
			143,951,354	19.4

		Health Care: 13.4%
26,527	(2)	Aerie Pharmaceuticals, Inc.	1,289,212	0.2
123,870	(2)	Amedisys, Inc.	6,931,765	0.9
157,020	(2)	AMN Healthcare Services, Inc.	7,175,814	1.0
38,550	(2)	Bluebird Bio, Inc.	5,294,842	0.7
22,755		Chemed Corp.	4,597,648	0.6
33,604	(2)	Clovis Oncology, Inc.	2,768,970	0.4
133,215	(2)	Dermira, Inc.	3,596,805	0.5
65,624	(2)	Exact Sciences Corp.	3,092,203	0.4
49,315	(2)	FibroGen, Inc.	2,653,147	0.4
109,723	(2)	HealthEquity, Inc.	5,549,789	0.7
128,623		Healthsouth Corp.	5,961,676	0.8
75,831		Hill-Rom Holdings, Inc.	5,611,494	0.8
41,070	(2)	INC Research Holdings, Inc.	2,147,961	0.3
67,675	(1),(2)	Lexicon Pharmaceuticals, Inc.	831,726	0.1
26,535	(2)	Loxo Oncology, Inc.	2,444,404	0.3
29,756	(2)	Masimo Corp.	2,575,679	0.3
53,255	(2)	Medidata Solutions, Inc.	4,157,085	0.6
98,648	(2)	NuVasive, Inc.	5,471,018	0.7
169,766		Owens & Minor, Inc.	4,957,167	0.7
50,756	(2)	Pacira Pharmaceuticals, Inc.	1,905,888	0.3
137,279	(2)	Prestige Brands Holdings, Inc.	6,876,305	0.9
21,550	(2)	Puma Biotechnology, Inc.	2,580,613	0.3
42,610	(1),(2)	Radius Health, Inc.	1,642,616	0.2
42,100	(1),(2)	Sarepta Therapeutics, Inc.	1,909,656	0.3
265,938	(1),(2)	TherapeuticsMD, Inc.	1,406,812	0.2
147,740	(2)	Tivity Health, Inc.	6,027,792	0.8
			99,458,087	13.4

		Industrials: 16.5%
183,222		ABM Industries, Inc.	7,642,190	1.0
231,145		Actuant Corp.	5,917,312	0.8

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
86,351	(2)	Atlas Air Worldwide Holdings, Inc.	$5,681,896	0.8
81,682		Barnes Group, Inc.	5,753,680	0.8
134,170	(2)	Beacon Roofing Supply, Inc.	6,876,212	0.9
62,803		Curtiss-Wright Corp.	6,565,426	0.9
71,075		EMCOR Group, Inc.	4,931,183	0.7
37,822	(2)	Esterline Technologies Corp.	3,409,653	0.5
82,395		Granite Construction, Inc.	4,774,790	0.6
104,449		Healthcare Services Group, Inc.	5,637,113	0.7
279,395	(2)	Navigant Consulting, Inc.	4,727,363	0.6
106,848	(2)	On Assignment, Inc.	5,735,601	0.8
41,453		Orbital ATK, Inc.	5,519,881	0.7
26,665	(2)	Pitney Bowes, Inc.	374,232	0.1
63,627		Regal-Beloit Corp.	5,026,533	0.7
219,015		Schneider National, Inc.	5,541,079	0.7
159,542	(2)	SPX FLOW, Inc.	6,151,940	0.8
35,549	(2)	Teledyne Technologies, Inc.	5,658,690	0.8
151,354		Tetra Tech, Inc.	7,045,529	0.9
74,555		Universal Forest Products, Inc.	7,318,319	1.0
83,595		Watts Water Technologies, Inc.	5,784,774	0.8
82,849		Woodward, Inc.	6,429,911	0.9
			122,503,307	16.5

		Information Technology: 16.4%
417,822	(2)	8x8, Inc.	5,640,597	0.8
154,405	(2)	Blackhawk Network Holdings, Inc.	6,762,939	0.9
56,277	(2)	CACI International, Inc.	7,842,200	1.0
70,226	(2)	Commvault Systems, Inc.	4,269,741	0.6
151,410	(2)	Cornerstone OnDemand, Inc.	6,148,760	0.8
239,544	(1)	Diebold Nixdorf, Inc.	5,473,580	0.7
106,512	(2)	Electronics for Imaging, Inc.	4,545,932	0.6
44,260	(2)	Euronet Worldwide, Inc.	4,195,405	0.6
224,885	(2)	Everbridge, Inc.	5,941,462	0.8
47,186		Fair Isaac Corp.	6,629,633	0.9
89,017		j2 Global, Inc.	6,576,576	0.9
20,813		Littelfuse, Inc.	4,076,850	0.5
118,341	(1),(2)	Match Group, Inc.	2,744,328	0.4
115,234	(2)	Microsemi Corp.	5,932,246	0.8
55,720		MKS Instruments, Inc.	5,262,754	0.7
107,876	(2)	Netscout Systems, Inc.	3,489,789	0.5
436,529	(2)	Photronics, Inc.	3,863,282	0.5
118,490	(2)	Plexus Corp.	6,644,919	0.9
41,868	(1),(2)	Proofpoint, Inc.	3,651,727	0.5
28,775	(2)	Rudolph Technologies, Inc.	754,471	0.1
199,277	(2)	Super Micro Computer, Inc.	4,404,022	0.6
49,650		SYNNEX Corp.	6,281,222	0.8
153,743	(2)	Verint Systems, Inc.	6,434,145	0.9
111,958	(2)	Virtusa Corp.	4,229,773	0.6
			121,796,353	16.4

		Materials: 5.8%
139,327		Carpenter Technology Corp.	6,691,876	0.9
329,420		Commercial Metals Co.	6,268,863	0.8
101,163		HB Fuller Co.	5,873,524	0.8
224,297		KapStone Paper and Packaging Corp.	4,820,142	0.6
74,430		Minerals Technologies, Inc.	5,258,479	0.7
86,735		PolyOne Corp.	3,472,002	0.5
237,578		Valvoline, Inc.	5,571,204	0.8
118,665		Worthington Industries, Inc.	5,458,590	0.7
			43,414,680	5.8

		Real Estate: 6.3%
783,830		Cousins Properties, Inc.	7,320,972	1.0
341,707		Easterly Government Properties, Inc.	7,063,084	0.9
205,701		Gramercy Property Trust	6,222,455	0.8
164,979		Hudson Pacific Properties, Inc.	5,531,746	0.7
186,205		Kennedy-Wilson Holdings, Inc.	3,454,103	0.5
173,473		LaSalle Hotel Properties	5,034,186	0.7
135,608		QTS Realty Trust, Inc.	7,100,435	1.0
203,048		Urban Edge Properties	4,897,518	0.7
			46,624,499	6.3

		Telecommunication Services: 1.2%
98,583		Cogent Communications Holdings, Inc.	4,820,709	0.7
487,495	(2)	Vonage Holdings Corp.	3,968,209	0.5
			8,788,918	1.2

		Utilities: 2.7%
87,835		Black Hills Corp.	6,049,197	0.8
51,741		Idacorp, Inc.	4,549,586	0.6
66,130		NorthWestern Corp.	3,765,442	0.5
119,631		Portland General Electric Co.	5,459,959	0.8
			19,824,184	2.7

	Total Common Stock
	(Cost $626,259,149)		723,573,615	97.4

EXCHANGE-TRADED FUNDS: 1.2%
63,404		iShares Russell 2000 ETF	9,395,205	1.2

	Total Exchange-Traded Funds
	(Cost $7,227,837)		9,395,205	1.2

	Total Long-Term Investments
	(Cost $633,486,986)		732,968,820	98.6

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateral(3): 3.0%
2,285,228	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,285,425, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,330,933, due 08/15/18-02/15/37)	$2,285,228	0.3
5,289,403	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,289,868, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,395,191, due 10/12/17-05/20/67)	5,289,403	0.7
5,289,403	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $5,289,873, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $5,395,191, due 12/01/17-06/01/51)	5,289,403	0.7
5,289,403	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $5,289,868, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,395,191, due 10/12/17-12/01/51)	5,289,403	0.7
4,117,038	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $4,117,444, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,206,923, due 01/15/19-02/15/46)	4,117,038	0.6
		22,270,475	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
9,403,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $9,403,000)	9,403,000	1.3

	Total Short-Term Investments
	(Cost $31,673,475)	31,673,475	4.3

	Total Investments in Securities (Cost $665,160,461)	$764,642,295	102.9
	Liabilities in Excess of Other Assets	(21,609,831)	(2.9)
	Net Assets	$743,032,464	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2017.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$723,573,615	$–	$–	$723,573,615
Exchange-Traded Funds	9,395,205	–	–	9,395,205
Short-Term Investments	9,403,000	22,270,475	–	31,673,475
Total Investments, at fair value	$742,371,820	$22,270,475	$–	$764,642,295

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $667,120,246.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$118,299,212
Gross Unrealized Depreciation	(20,777,163)

Net Unrealized Appreciation	$97,522,049

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.0%
	Basic Materials: 0.6%
1,000,000	Agrium, Inc., 3.150%, 10/01/22	$1,023,347	0.1
500,000	Airgas, Inc., 2.900%, 11/15/22	507,576	0.0
800,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	980,359	0.0
800,000	Cabot Corp., 3.700%, 07/15/22	821,112	0.0
1,782,000	Dow Chemical Co., 8.550%, 05/15/19	1,968,638	0.1
500,000	Dow Chemical Co/The, 4.250%, 10/01/34	517,704	0.0
68,000	Eastman Chemical Co., 4.500%, 01/15/21	72,014	0.0
400,000	Eastman Chemical Co., 4.650%, 10/15/44	424,703	0.0
250,000	Goldcorp, Inc., 3.625%, 06/09/21	259,158	0.0
400,000	International Paper Co., 3.650%, 06/15/24	415,955	0.0
750,000	International Paper Co., 3.800%, 01/15/26	771,639	0.0
500,000	LYB International Finance BV, 4.000%, 07/15/23	529,552	0.0
250,000	Monsanto Co., 2.125%, 07/15/19	250,604	0.0
1,000,000	Monsanto Co., 2.200%, 07/15/22	979,367	0.0
400,000	Monsanto Co., 2.750%, 07/15/21	405,243	0.0
1,000,000	Monsanto Co., 3.600%, 07/15/42	892,817	0.0
500,000	Monsanto Co., 3.950%, 04/15/45	474,003	0.0
250,000	Monsanto Co., 4.200%, 07/15/34	257,102	0.0
250,000	Mosaic Co/The, 5.450%, 11/15/33	258,971	0.0
1,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	1,183,623	0.1
1,000,000	Praxair, Inc., 2.200%, 08/15/22	996,144	0.0
500,000	Rio Tinto Finance USA Ltd., 3.750%, 06/15/25	528,078	0.0
750,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	998,209	0.1
2,000,000	Southern Copper Corp., 5.375%, 04/16/20	2,147,236	0.1
250,000	Southern Copper Corp., 5.875%, 04/23/45	286,013	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/40	431,204	0.0
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	2,248,250	0.1
		20,628,621	0.6

	Communications: 2.6%
250,000	21st Century Fox America, Inc., 4.750%, 09/15/44	267,556	0.0
2,050,000	21st Century Fox America, Inc., 6.150%, 03/01/37	2,542,750	0.1
300,000	Amazon.com, Inc., 2.500%, 11/29/22	303,030	0.0
4,000,000	America Movil SAB de CV, 5.000%, 03/30/20	4,282,900	0.1
1,000,000	AT&T, Inc., 2.450%, 06/30/20	1,007,597	0.0
500,000	AT&T, Inc., 3.200%, 03/01/22	510,295	0.0
2,500,000	AT&T, Inc., 3.400%, 08/14/24	2,506,606	0.1
500,000	AT&T, Inc., 3.800%, 03/01/24	514,857	0.0
2,500,000	AT&T, Inc., 3.900%, 08/14/27	2,507,913	0.1
1,000,000	AT&T, Inc., 4.250%, 03/01/27	1,029,304	0.0
1,260,000	AT&T, Inc., 4.500%, 03/09/48	1,165,650	0.1
2,000,000	AT&T, Inc., 4.500%, 05/15/35	1,979,652	0.1
1,500,000	AT&T, Inc., 4.750%, 05/15/46	1,449,763	0.1
2,500,000	AT&T, Inc., 4.900%, 08/14/37	2,537,362	0.1
500,000	AT&T, Inc., 5.450%, 03/01/47	530,588	0.0
250,000	AT&T, Inc., 5.650%, 02/15/47	273,508	0.0
1,620,000	AT&T, Inc., 6.000%, 08/15/40	1,829,659	0.1
500,000	British Telecommunications PLC, 2.350%, 02/14/19	503,432	0.0
300,000	CBS Corp., 2.300%, 08/15/19	301,737	0.0
300,000	CBS Corp., 3.700%, 08/15/24	308,442	0.0
250,000	CBS Corp., 4.000%, 01/15/26	258,662	0.0
2,000,000	CBS Corp., 4.300%, 02/15/21	2,116,301	0.1
250,000	CBS Corp., 4.600%, 01/15/45	255,194	0.0
300,000	CBS Corp., 4.900%, 08/15/44	312,251	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	528,596	0.0
500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	535,172	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	$1,179,286	0.1
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,007,833	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/21	1,005,577	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,026,876	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,062,079	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,878,390	0.1
750,000		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	997,359	0.0
750,000		Comcast Corp., 3.000%, 02/01/24	763,194	0.0
500,000		Comcast Corp., 3.375%, 02/15/25	514,599	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,319,230	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	807,526	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	798,373	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,067,541	0.0
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,103,376	0.0
335,000		Comcast Corp., 6.500%, 11/15/35	447,895	0.0
500,000		Comcast Corp., 6.950%, 08/15/37	698,097	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	753,706	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/21	1,902,084	0.1
300,000		eBay, Inc., 2.875%, 08/01/21	304,287	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	304,465	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,639,774	0.1
300,000		Juniper Networks, Inc., 3.125%, 02/26/19	304,758	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	532,122	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	309,148	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/24	102,240	0.0
1,500,000	(1)	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,505,189	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/23	508,416	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	537,781	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,563,474	0.1
250,000		Orange SA, 2.750%, 02/06/19	253,110	0.0
500,000		Orange SA, 5.500%, 02/06/44	603,391	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,641,322	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	282,838	0.0
500,000		Scripps Networks Interactive, Inc., 3.500%, 06/15/22	512,614	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	255,686	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	751,214	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,192,485	0.1
750,000		Time Warner Cable LLC, 4.125%, 02/15/21	779,179	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/42	950,706	0.0
500,000		Time Warner, Inc., 2.100%, 06/01/19	500,977	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	509,208	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	489,841	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/20	1,597,336	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	432,225	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,339,610	0.1
1,304,000		Verizon Communications, Inc., 2.946%, 03/15/22	1,327,159	0.1
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	520,114	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/34	1,664,220	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/48	636,055	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	3,036,260	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,203,804	0.1
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	134,092	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	985,272	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	400,978	0.0
196,000		Viacom, Inc., 4.850%, 12/15/34	185,152	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
400,000		Viacom, Inc., 5.250%, 04/01/44	$384,229	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	508,233	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/37	1,224,795	0.1
300,000		Walt Disney Co/The, 2.350%, 12/01/22	300,472	0.0
400,000		Walt Disney Co/The, 3.000%, 02/13/26	402,992	0.0
300,000		Walt Disney Co/The, 4.125%, 06/01/44	315,103	0.0
1,000,000		Walt Disney Co/The, 5.500%, 03/15/19	1,054,228	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,037,730	0.0
			87,716,082	2.6

		Consumer, Cyclical: 1.8%
243,500		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	243,573	0.0
1,000,000		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/30	995,000	0.0
750,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	774,000	0.0
1,000,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/31	1,017,600	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/26	473,330	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	499,833	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	760,774	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	412,863	0.0
1,601,118		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	1,763,232	0.1
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	300,157	0.0
250,000		CVS Health Corp., 2.250%, 12/05/18	251,168	0.0
250,000		CVS Health Corp., 2.250%, 08/12/19	251,289	0.0
750,000		CVS Health Corp., 2.750%, 12/01/22	752,349	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	509,001	0.0
250,000		CVS Health Corp., 3.375%, 08/12/24	255,740	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/22	1,041,087	0.1
443,000		CVS Health Corp., 3.875%, 07/20/25	462,648	0.0
250,000		CVS Health Corp., 4.000%, 12/05/23	265,340	0.0
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,153,868	0.1
200,000		CVS Health Corp., 5.300%, 12/05/43	234,554	0.0
825,694		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/24	953,182	0.0
500,000		Ford Motor Co., 4.346%, 12/08/26	520,543	0.0
300,000		Ford Motor Co., 4.750%, 01/15/43	295,038	0.0
500,000		Ford Motor Co., 7.450%, 07/16/31	648,731	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/19	499,851	0.0
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/19	505,748	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	496,057	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	510,356	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	257,150	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/22	790,056	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,056,332	0.1
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,446,912	0.1
750,000		General Motors Co., 6.600%, 04/01/36	891,930	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,014,346	0.1
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/22	504,383	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	1,018,219	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/23	764,993	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	514,551	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	1,086,981	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/27	491,574	0.0
3,350,000		Home Depot, Inc./The, 5.875%, 12/16/36	4,357,518	0.2
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	514,263	0.0
500,000	(1)	Hyundai Capital America, 2.400%, 10/30/18	501,930	0.0
500,000	(2)	Kohl's Corp., 4.250%, 07/17/25	512,708	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	628,330	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,000		Macys Retail Holdings, Inc., 2.875%, 02/15/23	$471,939	0.0
532,000	(2)	Macys Retail Holdings, Inc., 3.625%, 06/01/24	510,219	0.0
1,000,000		Macys Retail Holdings, Inc., 3.875%, 01/15/22	1,004,285	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/22	493,984	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/23	501,263	0.0
1,000,000		Marriott International, Inc./MD, 3.000%, 03/01/19	1,012,804	0.1
500,000		Mattel, Inc., 2.350%, 05/06/19	501,274	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	492,645	0.0
1,000,000		McDonald's Corp., 2.100%, 12/07/18	1,004,931	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/20	1,019,448	0.1
500,000		McDonald's Corp., 3.700%, 01/30/26	521,655	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	438,042	0.0
500,000		McDonald's Corp., 4.700%, 12/09/35	552,648	0.0
325,000		McDonalds Corp., 6.300%, 10/15/37	422,925	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,299,876	0.1
300,000		Newell Brands, Inc., 2.150%, 10/15/18	301,189	0.0
250,000		Newell Brands, Inc., 2.875%, 12/01/19	253,936	0.0
250,000		Newell Brands, Inc., 3.150%, 04/01/21	255,911	0.0
250,000		Newell Brands, Inc., 3.850%, 04/01/23	263,095	0.0
250,000		Newell Brands, Inc., 4.200%, 04/01/26	263,437	0.0
250,000		Newell Brands, Inc., 5.375%, 04/01/36	291,898	0.0
500,000		NIKE, Inc., 2.375%, 11/01/26	474,741	0.0
500,000		NIKE, Inc., 3.375%, 11/01/46	466,232	0.0
250,000	(1)	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	250,211	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/20	2,074,895	0.1
300,000		OReilly Automotive, Inc., 3.800%, 09/01/22	313,494	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	251,226	0.0
500,000		TJX Cos, Inc./The, 2.500%, 05/15/23	501,391	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/19	1,069,766	0.1
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/23	580,646	0.0
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/27	510,269	0.0
475,824		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	488,695	0.0
250,000		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/30	254,062	0.0
250,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	250,480	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	253,508	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	258,369	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	249,527	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	258,629	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	261,252	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/46	261,974	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	266,482	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,048,062	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,032,203	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/25	311,389	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	210,892	0.0
			59,974,887	1.8

		Consumer, Non-cyclical: 4.4%
500,000		Abbott Laboratories, 2.350%, 11/22/19	504,268	0.0
500,000		Abbott Laboratories, 2.900%, 11/30/21	508,987	0.0
500,000		Abbott Laboratories, 3.250%, 04/15/23	511,070	0.0
500,000		Abbott Laboratories, 3.400%, 11/30/23	515,385	0.0
500,000		Abbott Laboratories, 3.750%, 11/30/26	513,811	0.0
500,000		Abbott Laboratories, 4.750%, 11/30/36	552,481	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/43	530,965	0.0
500,000		Abbott Laboratories, 4.900%, 11/30/46	560,385	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/21	499,490	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/20	506,225	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	AbbVie, Inc., 2.850%, 05/14/23	$504,354	0.0
250,000	AbbVie, Inc., 3.200%, 11/06/22	256,559	0.0
500,000	AbbVie, Inc., 3.200%, 05/14/26	501,728	0.0
1,250,000	AbbVie, Inc., 3.600%, 05/14/25	1,297,614	0.1
500,000	AbbVie, Inc., 4.300%, 05/14/36	526,350	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/46	528,125	0.0
250,000	AbbVie, Inc., 4.700%, 05/14/45	273,453	0.0
500,000	Actavis plc, 3.250%, 10/01/22	513,469	0.0
1,000,000	Allergan Funding SCS, 3.000%, 03/12/20	1,021,363	0.1
500,000	Allergan Funding SCS, 3.450%, 03/15/22	519,389	0.0
750,000	Allergan Funding SCS, 3.800%, 03/15/25	779,844	0.0
400,000	Aetna, Inc., 2.200%, 03/15/19	402,055	0.0
500,000	Aetna, Inc., 2.750%, 11/15/22	504,480	0.0
283,000	Aetna, Inc., 2.800%, 06/15/23	284,785	0.0
250,000	Aetna, Inc., 3.500%, 11/15/24	261,198	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	330,981	0.0
750,000	Allergan Funding SCS, 4.550%, 03/15/35	802,225	0.1
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	497,014	0.0
500,000	Altria Group, Inc., 2.850%, 08/09/22	510,771	0.0
500,000	Altria Group, Inc., 2.950%, 05/02/23	507,512	0.0
1,000,000	Altria Group, Inc., 4.000%, 01/31/24	1,062,728	0.1
300,000	Altria Group, Inc., 4.250%, 08/09/42	307,735	0.0
500,000	AmerisourceBergen Corp., 3.400%, 05/15/24	515,751	0.0
250,000	AmerisourceBergen Corp., 4.250%, 03/01/45	252,280	0.0
500,000	Amgen, Inc., 2.250%, 08/19/23	486,385	0.0
250,000	Amgen, Inc., 3.625%, 05/22/24	261,004	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,656,486	0.2
1,500,000	Amgen, Inc., 4.400%, 05/01/45	1,572,399	0.1
750,000	Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	752,122	0.0
1,000,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,016,782	0.1
1,500,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,556,506	0.1
2,000,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	2,071,862	0.1
2,000,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	2,220,726	0.1
2,000,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	2,285,268	0.1
1,000,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 01/15/22	1,058,433	0.1
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	242,896	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,767,723	0.1
750,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/39	1,191,976	0.1
250,000	Anthem, Inc., 2.250%, 08/15/19	251,161	0.0
250,000	Anthem, Inc., 3.500%, 08/15/24	257,487	0.0
250,000	Anthem, Inc., 4.650%, 08/15/44	273,658	0.0
750,000	AstraZeneca PLC, 1.950%, 09/18/19	750,205	0.0
1,900,000	AstraZeneca PLC, 6.450%, 09/15/37	2,552,046	0.1
500,000	Automatic Data Processing, Inc., 3.375%, 09/15/25	518,752	0.0
750,000	Baxalta, Inc., 4.000%, 06/23/25	787,759	0.1
4,370,000	Becton Dickinson & Co., 3.125%, 11/08/21	4,457,937	0.2
400,000	Boston Scientific Corp., 2.850%, 05/15/20	406,861	0.0
400,000	Boston Scientific Corp., 3.375%, 05/15/22	410,738	0.0
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	459,104	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	476,301	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	508,737	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/45	553,004	0.0
250,000	Celgene Corp., 3.625%, 05/15/24	260,737	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,104,843	0.1
500,000	Celgene Corp., 4.625%, 05/15/44	540,415	0.0
1,000,000	Celgene Corp., 4.000%, 08/15/23	1,071,149	0.1
500,000	Celgene Corp., 5.000%, 08/15/45	567,127	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
750,000		Cigna Corp., 3.250%, 04/15/25	$760,512	0.0
2,000,000		Cigna Corp., 4.000%, 02/15/22	2,112,815	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,689,919	0.1
750,000		Clorox Co/The, 3.050%, 09/15/22	770,827	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,119,882	0.1
426,000		Conagra Brands, Inc., 3.200%, 01/25/23	433,988	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	551,082	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	515,954	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	758,712	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	512,742	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	747,570	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/25	253,970	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45	371,137	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	784,705	0.1
750,000		Eli Lilly & Co., 2.350%, 05/15/22	751,467	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/27	754,920	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/45	503,121	0.0
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/19	502,213	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/24	519,761	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/42	285,305	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	401,713	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/27	493,691	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	253,953	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/23	502,061	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/46	529,747	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	372,281	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	748,363	0.0
500,000		Gilead Sciences, Inc., 1.950%, 03/01/22	492,952	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	351,602	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/23	495,182	0.0
500,000		Gilead Sciences, Inc., 2.950%, 03/01/27	495,749	0.0
1,000,000		Gilead Sciences, Inc., 3.250%, 09/01/22	1,036,183	0.1
750,000		Gilead Sciences, Inc., 3.500%, 02/01/25	781,525	0.1
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	271,677	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/47	258,141	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	215,286	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	281,686	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	394,745	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	508,614	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	686,798	0.0
2,050,000		Humana, Inc., 3.150%, 12/01/22	2,089,090	0.1
750,000		Humana, Inc., 3.850%, 10/01/24	788,660	0.1
500,000		Johnson & Johnson, 2.250%, 03/03/22	505,383	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/27	507,614	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/47	523,746	0.0
500,000		Kellogg Co., 3.250%, 04/01/26	500,417	0.0
551,000		Kellogg Co., 4.000%, 12/15/20	582,021	0.0
750,000		Kraft Heinz Foods Co., 3.500%, 06/06/22	778,351	0.0
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	720,528	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/25	773,457	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	245,986	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/45	549,472	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	546,094	0.0
400,000		Kroger Co., 2.300%, 01/15/19	401,643	0.0
400,000		Kroger Co/The, 3.300%, 01/15/21	410,271	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/23	1,036,669	0.1
1,379,000		Kroger Co/The, 7.500%, 04/01/31	1,810,434	0.1
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	252,768	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	256,064	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	$258,349	0.0
500,000		McKesson Corp., 2.284%, 03/15/19	503,029	0.0
500,000		McKesson Corp., 2.850%, 03/15/23	503,048	0.0
400,000		McKesson Corp., 3.796%, 03/15/24	420,706	0.0
300,000		McKesson Corp., 4.883%, 03/15/44	334,065	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/20	359,663	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	275,427	0.0
500,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	499,798	0.0
750,000		Medtronic, Inc., 2.500%, 03/15/20	761,495	0.0
1,000,000		Medtronic, Inc., 3.500%, 03/15/25	1,043,570	0.1
250,000		Medtronic, Inc., 4.625%, 03/15/44	279,734	0.0
500,000		Medtronic, Inc., 4.625%, 03/15/45	570,147	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/20	250,363	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/45	254,273	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/43	1,092,021	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/42	559,261	0.0
1,000,000		Mylan NV, 3.950%, 06/15/26	1,019,535	0.1
250,000		Mylan, Inc., 2.550%, 03/28/19	251,225	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/22	503,871	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/27	508,858	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/24	524,723	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/22	500,758	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/44	267,753	0.0
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,818,772	0.1
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/24	767,291	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/24	789,189	0.1
500,000		Pfizer, Inc., 4.000%, 12/15/36	537,096	0.0
500,000		Pfizer, Inc., 4.125%, 12/15/46	534,976	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/43	1,095,843	0.1
500,000		Philip Morris International, Inc., 1.875%, 02/25/21	494,823	0.0
500,000		Philip Morris International, Inc., 2.125%, 05/10/23	487,196	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/20	500,694	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/22	504,394	0.0
500,000	(2)	Philip Morris International, Inc., 2.750%, 02/25/26	488,941	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/24	254,983	0.0
500,000		Philip Morris International, Inc., 4.250%, 11/10/44	522,628	0.0
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	667,031	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/35	587,796	0.0
250,000		Reynolds American, Inc., 6.150%, 09/15/43	314,460	0.0
3,000,000		Reynolds American, Inc., 8.125%, 06/23/19	3,306,239	0.1
3,330,000		Sanofi, 4.000%, 03/29/21	3,528,417	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	747,892	0.0
500,000		Stryker Corp., 3.500%, 03/15/26	514,110	0.0
500,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	492,935	0.0
615,000		Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/21	591,980	0.0
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	1,435,824	0.1
1,750,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,615,785	0.1
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	251,768	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	413,950	0.0
500,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	508,721	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	267,117	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/19	151,837	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/27	759,804	0.0
750,000		Unilever Capital Corp., 4.250%, 02/10/21	800,164	0.1
750,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	748,468	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/19	302,745	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	$505,698	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/21	307,839	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	510,053	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	506,208	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,080,380	0.1
1,000,000	UnitedHealth Group, Inc., 4.250%, 04/15/47	1,081,434	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/35	286,926	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/45	289,887	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/45	455,318	0.0
500,000	Zoetis, Inc., 3.450%, 11/13/20	517,221	0.0
500,000	Zoetis, Inc., 4.500%, 11/13/25	551,193	0.0
		146,502,336	4.4

	Energy: 2.7%
1,000,000	Anadarko Petroleum Corp., 4.500%, 07/15/44	954,822	0.1
625,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	682,295	0.0
500,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	495,870	0.0
543,000	Apache Corp., 3.250%, 04/15/22	551,167	0.0
500,000	Apache Corp., 4.250%, 01/15/44	471,769	0.0
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/24	266,376	0.0
500,000	Boardwalk Pipelines L.P., 5.950%, 06/01/26	560,067	0.0
500,000	BP Capital Markets PLC, 2.112%, 09/16/21	497,930	0.0
500,000	BP Capital Markets PLC, 2.315%, 02/13/20	504,477	0.0
500,000	BP Capital Markets PLC, 2.520%, 09/19/22	500,699	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/23	1,003,778	0.1
500,000	BP Capital Markets PLC, 3.017%, 01/16/27	492,498	0.0
500,000	BP Capital Markets PLC, 3.062%, 03/17/22	513,995	0.0
500,000	BP Capital Markets PLC, 3.216%, 11/28/23	512,432	0.0
250,000	BP Capital Markets PLC, 3.535%, 11/04/24	258,077	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/24	526,902	0.0
250,000	BP Capital Markets PLC, 3.119%, 05/04/26	250,091	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/24	257,366	0.0
500,000	Chevron Corp., 1.561%, 05/16/19	499,325	0.0
500,000	Chevron Corp., 1.991%, 03/03/20	501,985	0.0
500,000	Chevron Corp., 2.100%, 05/16/21	500,391	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	300,666	0.0
500,000	Chevron Corp., 2.498%, 03/03/22	504,322	0.0
500,000	Chevron Corp., 2.566%, 05/16/23	503,231	0.0
500,000	Chevron Corp., 2.895%, 03/03/24	506,641	0.0
500,000	Chevron Corp., 2.954%, 05/16/26	499,557	0.0
500,000	Chevron Corp., 3.326%, 11/17/25	514,356	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	501,497	0.0
750,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	762,760	0.1
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	799,418	0.1
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	277,313	0.0
500,000	ConocoPhillips Co., 3.350%, 05/15/25	512,053	0.0
500,000	ConocoPhillips Co., 4.150%, 11/15/34	517,608	0.0
500,000	ConocoPhillips Co., 4.200%, 03/15/21	533,240	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/44	528,075	0.0
500,000	ConocoPhillips Co., 4.950%, 03/15/26	564,367	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/39	2,687,288	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/22	405,031	0.0
1,750,000	Devon Energy Corp., 4.000%, 07/15/21	1,820,301	0.1
1,000,000	Devon Energy Corp., 5.000%, 06/15/45	1,057,190	0.1
500,000	Ecopetrol SA, 4.125%, 01/16/25	502,500	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/24	254,156	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/44	252,292	0.0
500,000	Energy Transfer L.P., 3.600%, 02/01/23	508,907	0.0
500,000	Energy Transfer L.P., 4.150%, 10/01/20	522,447	0.0
800,000	Energy Transfer L.P., 6.125%, 12/15/45	881,210	0.1
1,809,000	Energy Transfer L.P., 6.500%, 02/01/42	2,052,291	0.1
400,000	EnLink Midstream Partners L.P., 5.050%, 04/01/45	386,567	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/21	$508,137	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	514,222	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	103,768	0.0
500,000	(2)	Enterprise Products Operating LLC, 3.950%, 02/15/27	525,495	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/43	309,399	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	107,715	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,918,280	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/20	403,396	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,937,205	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/26	265,291	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/23	509,321	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/26	509,910	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/46	541,292	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	515,997	0.0
500,000		Halliburton Co., 3.800%, 11/15/25	515,547	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	529,523	0.0
500,000		Halliburton Co., 4.850%, 11/15/35	543,445	0.0
1,000,000		Hess Corp., 5.600%, 02/15/41	1,004,740	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	512,664	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	506,592	0.0
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/22	693,015	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	416,697	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	417,113	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,435,130	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	524,414	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	515,564	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	540,961	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,425,311	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	645,018	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	486,500	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/25	248,578	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/45	505,089	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	399,210	0.0
300,000		Noble Energy, Inc., 3.900%, 11/15/24	307,505	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/44	724,756	0.1
500,000		Occidental Petroleum Corp., 4.100%, 02/15/47	515,704	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/45	273,914	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/43	1,142,933	0.1
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/38	2,133,000	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/25	124,588	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	519,750	0.0
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	467,500	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	3,963,360	0.1
250,000		Phillips 66, 4.650%, 11/15/34	265,311	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	525,815	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	288,594	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	276,658	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	773,353	0.1
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	226,929	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/21	493,458	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Shell International Finance BV, 2.250%, 11/10/20	$504,158	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/26	1,032,793	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/46	492,077	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/35	1,586,284	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/45	268,275	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	606,416	0.0
250,000		Statoil ASA, 2.250%, 11/08/19	252,051	0.0
250,000		Statoil ASA, 2.750%, 11/10/21	254,941	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	502,316	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/38	1,889,952	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	504,578	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/21	527,799	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	471,751	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,118,076	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	505,124	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	511,089	0.0
3,500,000		Total Capital SA, 4.450%, 06/24/20	3,737,905	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	2,189,963	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/39	1,469,538	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/37	1,264,957	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/22	413,576	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	528,022	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	409,664	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	527,233	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	540,854	0.0
			88,624,655	2.7

		Financial: 8.4%
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/23	756,200	0.0
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,054,520	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	502,645	0.0
500,000		American International Group, Inc., 3.300%, 03/01/21	515,484	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	948,124	0.0
250,000		American International Group, Inc., 4.700%, 07/10/35	269,061	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,649,539	0.1
500,000		Air Lease Corp., 3.000%, 09/15/23	499,281	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	404,123	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,537,806	0.1
1,000,000		Allstate Corp., 3.280%, 12/15/26	1,019,661	0.1
500,000		American Express Credit Corp., 2.200%, 03/03/20	502,973	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/22	506,118	0.0
500,000		American Tower Corp., 3.375%, 10/15/26	494,985	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	509,248	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	1,035,359	0.1
750,000		American Tower Corp., 3.550%, 07/15/27	746,387	0.0
667,000		American Tower Corp., 4.700%, 03/15/22	723,183	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	1,017,743	0.1
500,000		Aon PLC, 4.600%, 06/14/44	535,226	0.0
500,000		Aon PLC, 4.750%, 05/15/45	545,585	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	436,347	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	501,417	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	507,894	0.0
800,000		Banco Santander SA, 3.500%, 04/11/22	819,914	0.0
800,000		Banco Santander SA, 4.250%, 04/11/27	831,570	0.0
1,000,000		Bank of America Corp., 2.625%, 04/19/21	1,008,348	0.1
500,000		Bank of America Corp., 2.650%, 04/01/19	504,638	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Bank of America Corp., 2.881%, 04/24/23	$502,557	0.0
1,000,000	Bank of America Corp., 3.093%, 10/01/25	1,000,389	0.0
4,000,000	Bank of America Corp., 3.300%, 01/11/23	4,099,433	0.1
1,000,000	Bank of America Corp., 3.500%, 04/19/26	1,018,339	0.1
750,000	Bank of America Corp., 3.705%, 04/24/28	766,469	0.0
1,020,000	Bank of America Corp., 3.824%, 01/20/28	1,048,275	0.1
1,500,000	Bank of America Corp., 3.950%, 04/21/25	1,545,954	0.1
1,000,000	Bank of America Corp., 4.100%, 07/24/23	1,065,819	0.1
1,280,000	Bank of America Corp., 4.183%, 11/25/27	1,328,667	0.1
1,000,000	Bank of America Corp., 4.250%, 10/22/26	1,046,942	0.1
500,000	Bank of America Corp., 4.000%, 04/01/24	528,518	0.0
2,000,000	Bank of America Corp., 4.450%, 03/03/26	2,114,203	0.1
1,900,000	Bank of America Corp., 5.700%, 01/24/22	2,138,658	0.1
750,000	Bank of Montreal, 2.350%, 09/11/22	743,420	0.0
500,000	Bank of New York Mellon Corp./The, 2.600%, 02/07/22	505,143	0.0
750,000	Bank of New York Mellon Corp./The, 2.661%, 05/16/23	753,382	0.0
750,000	Bank of New York Mellon Corp./The, 3.250%, 05/16/27	761,449	0.0
500,000	Bank of New York Mellon Corp./The, 3.442%, 02/07/28	512,032	0.0
500,000	Bank of New York Mellon Corp., 2.200%, 08/16/23	489,649	0.0
500,000	Bank of New York Mellon Corp., 2.500%, 04/15/21	505,136	0.0
700,000	Bank of New York Mellon Corp., 3.000%, 10/30/28	679,998	0.0
500,000	Bank of Nova Scotia/The, 2.050%, 06/05/19	501,699	0.0
500,000	Bank of Nova Scotia/The, 2.450%, 09/19/22	497,877	0.0
1,000,000	Bank of Nova Scotia, 1.850%, 04/14/20	996,266	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/25	527,624	0.0
750,000	Barclays PLC, 2.875%, 06/08/20	758,528	0.0
750,000	Barclays PLC, 3.250%, 01/12/21	764,546	0.0
750,000	Barclays PLC, 4.375%, 01/12/26	784,075	0.0
1,000,000	Barclays PLC, 5.200%, 05/12/26	1,069,161	0.1
250,000	Barclays PLC, 5.250%, 08/17/45	285,687	0.0
250,000	BB&T Corp., 2.450%, 01/15/20	252,699	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,055,998	0.1
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,054,613	0.1
500,000	BlackRock, Inc., 5.000%, 12/10/19	533,582	0.0
500,000	BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, 3.250%, 03/03/23	515,438	0.0
250,000	BNP Paribas SA, 2.450%, 03/17/19	252,194	0.0
3,500,000	Boston Properties L.P., 5.625%, 11/15/20	3,834,223	0.1
500,000	Branch Banking & Trust Co., 3.625%, 09/16/25	520,427	0.0
400,000	Branch Banking & Trust Co., 3.800%, 10/30/26	421,669	0.0
500,000	Capital One Financial Corp., 2.450%, 04/24/19	503,199	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/25	500,346	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	516,925	0.0
500,000	Capital One Financial Corp., 3.750%, 07/28/26	495,888	0.0
500,000	Capital One Financial Corp., 4.200%, 10/29/25	514,484	0.0
1,000,000	Chubb Corp./The, 6.000%, 05/11/37	1,304,498	0.1
500,000	Citibank NA, 2.100%, 06/12/20	500,956	0.0
500,000	Citigroup, Inc., 2.500%, 07/29/19	504,355	0.0
500,000	Citigroup, Inc., 2.876%, 07/24/23	501,044	0.0
500,000	Citigroup, Inc., 3.400%, 05/01/26	501,808	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	2,039,373	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	521,904	0.0
1,500,000	Citigroup, Inc., 3.887%, 01/10/28	1,541,038	0.1
750,000	Citigroup, Inc., 4.050%, 07/30/22	786,373	0.0
1,500,000	Citigroup, Inc., 4.125%, 07/25/28	1,548,844	0.1
500,000	Citigroup, Inc., 4.300%, 11/20/26	521,561	0.0
1,000,000	Citigroup, Inc., 4.450%, 09/29/27	1,058,788	0.1
500,000	Citigroup, Inc., 4.400%, 06/10/25	527,932	0.0
500,000	Citigroup, Inc., 4.600%, 03/09/26	533,053	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
700,000		Citigroup, Inc., 4.000%, 08/05/24	$725,501	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/44	930,746	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/39	975,356	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/21	502,400	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/22	1,027,693	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/26	320,971	0.0
500,000		Comerica Bank, 2.500%, 06/02/20	502,832	0.0
500,000		Comerica, Inc., 2.125%, 05/23/19	499,616	0.0
250,000		Comerica, Inc., 3.800%, 07/22/26	253,588	0.0
250,000		Compass Bank, 2.750%, 09/29/19	251,688	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/19	495,873	0.0
500,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/19	503,770	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/26	508,015	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/22	525,185	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	525,733	0.0
750,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	803,702	0.0
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/23	768,595	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/28	781,933	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	1,026,996	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/23	1,036,116	0.1
1,000,000		Deutsche Bank AG/London, 3.700%, 05/30/24	1,015,597	0.1
500,000		Deutsche Bank AG, 2.850%, 05/10/19	505,139	0.0
750,000		Deutsche Bank AG, 2.950%, 08/20/20	758,422	0.0
500,000		Deutsche Bank AG, 3.125%, 01/13/21	505,559	0.0
500,000		Deutsche Bank AG, 3.375%, 05/12/21	509,685	0.0
400,000		Deutsche Bank AG, 4.100%, 01/13/26	412,052	0.0
800,000		Discover Bank, 2.600%, 11/13/18	805,357	0.0
500,000		Discover Bank, 3.100%, 06/04/20	511,910	0.0
500,000		Discover Bank, 3.200%, 08/09/21	510,447	0.0
400,000		Discover Bank, 4.250%, 03/13/26	414,422	0.0
500,000		Discover Bank, 4.200%, 08/08/23	531,065	0.0
500,000		Discover Financial Services, 3.950%, 11/06/24	512,434	0.0
500,000		EPR Properties, 4.500%, 04/01/25	511,260	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/44	535,884	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/22	750,118	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,077,941	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/24	424,159	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/19	252,683	0.0
7,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	8,519,361	0.3
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/21	507,776	0.0
500,000		Goldman Sachs Group, Inc./The, 3.000%, 04/26/22	505,773	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/26	512,567	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/27	511,269	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	505,905	0.0
500,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	501,841	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,125,893	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/25	514,718	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,041,663	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	842,138	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	5,284,443	0.2
500,000		HCP, Inc., 2.625%, 02/01/20	504,197	0.0
250,000		HCP, Inc., 3.875%, 08/15/24	257,867	0.0
500,000		HCP, Inc., 4.000%, 06/01/25	516,392	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	530,575	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	536,964	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	767,655	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/21	412,564	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/26	322,561	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		HSBC Holdings PLC, 4.375%, 11/23/26	$522,260	0.0
500,000		HSBC Holdings PLC, 6.000%, 11/22/65	524,200	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,509,856	0.2
250,000		HSBC USA, Inc., 2.250%, 06/23/19	251,538	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/24	257,740	0.0
500,000		ING Groep NV, 3.150%, 03/29/22	509,901	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/23	983,889	0.0
750,000		JPMorgan Chase & Co., 2.700%, 05/18/23	750,519	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/20	1,019,196	0.1
500,000		JPMorgan Chase & Co., 2.950%, 10/01/26	489,720	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/25	756,336	0.0
750,000		JPMorgan Chase & Co., 3.220%, 03/01/25	760,520	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,532,690	0.1
750,000		JPMorgan Chase & Co., 3.540%, 05/01/28	757,423	0.0
1,000,000		JPMorgan Chase & Co., 3.782%, 02/01/28	1,027,355	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/24	520,745	0.0
750,000		JPMorgan Chase & Co., 3.882%, 07/24/38	756,105	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/26	1,048,883	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/27	1,058,788	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,335,449	0.2
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	2,914,861	0.1
500,000		Kemper Corp., 4.350%, 02/15/25	507,469	0.0
500,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	504,143	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/22	495,636	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/22	747,529	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/26	498,305	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/22	3,012,320	0.1
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	411,321	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/25	263,018	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/19	2,976,171	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/21	992,101	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/20	2,002,626	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/22	10,251,071	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/26	734,066	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/26	762,861	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,587,185	0.1
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/22	756,760	0.0
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/26	529,379	0.0
250,000		Loews Corp., 3.750%, 04/01/26	259,925	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	251,303	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/22	1,003,835	0.1
500,000		Manulife Financial Corp., 4.061%, 02/24/32	506,947	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/26	533,040	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/46	608,042	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	1,029,824	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	414,138	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	510,619	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/25	1,040,425	0.1
500,000		MetLife, Inc., 3.600%, 04/10/24	523,007	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	509,221	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	412,717	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	339,045	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/21	492,151	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/26	772,706	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	762,666	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/26	780,795	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/22	496,110	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/27	$490,381	0.0
1,000,000		Morgan Stanley, 2.500%, 04/21/21	1,003,518	0.0
750,000		Morgan Stanley, 2.625%, 11/17/21	752,676	0.0
500,000		Morgan Stanley, 3.125%, 07/27/26	490,794	0.0
750,000		Morgan Stanley, 3.591%, 07/22/28	751,932	0.0
750,000		Morgan Stanley, 3.625%, 01/20/27	761,331	0.0
500,000		Morgan Stanley, 3.700%, 10/23/24	518,296	0.0
500,000		Morgan Stanley, 3.875%, 01/27/26	519,450	0.0
750,000		Morgan Stanley, 3.875%, 04/29/24	787,878	0.0
750,000		Morgan Stanley, 3.950%, 04/23/27	765,338	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,046,588	0.1
500,000		Morgan Stanley, 4.350%, 09/08/26	524,215	0.0
750,000		Morgan Stanley, 4.000%, 07/23/25	791,210	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	867,732	0.0
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	501,644	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	476,047	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/22	505,782	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/25	307,999	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	252,073	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/46	1,066,461	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/22	301,840	0.0
750,000		Northern Trust Corp., 3.375%, 05/08/32	750,864	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	265,546	0.0
500,000		PNC Bank NA, 2.450%, 07/28/22	500,671	0.0
500,000		PNC Bank NA, 2.625%, 02/17/22	505,439	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	503,880	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	1,012,403	0.1
500,000		PNC Bank NA, 3.250%, 06/01/25	510,751	0.0
500,000		PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	506,620	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/22	518,213	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	540,986	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	305,360	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,025,693	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	997,237	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,013,062	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/20	1,014,817	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/25	1,051,496	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,072,117	0.1
500,000		Prologis L.P., 4.250%, 08/15/23	543,638	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	439,192	0.0
500,000	(2)	Prudential Financial, Inc., 5.375%, 05/15/45	541,250	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,924,416	0.2
750,000		Public Storage, 2.370%, 09/15/22	747,975	0.0
750,000		Public Storage, 3.094%, 09/15/27	748,267	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/26	501,510	0.0
400,000		Realty Income Corp., 3.875%, 07/15/24	413,232	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	311,143	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/21	1,022,499	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/20	502,279	0.0
1,000,000	(2)	Royal Bank of Canada, 2.750%, 02/01/22	1,017,395	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/26	536,073	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/26	535,819	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/20	502,505	0.0
750,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	756,131	0.0
400,000		Santander Issuances SAU, 5.179%, 11/19/25	431,133	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	502,857	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/21	$764,216	0.0
500,000		Santander UK PLC, 2.500%, 03/14/19	504,604	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	252,895	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	261,425	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,035,046	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/27	502,823	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/44	507,753	0.0
750,000		State Street Corp., 2.653%, 05/15/23	754,431	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,526,817	0.1
500,000		State Street Corp., 3.550%, 08/18/25	524,107	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/21	491,829	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	497,661	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/26	476,068	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/22	501,572	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/27	502,851	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/27	505,934	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/20	502,562	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	498,165	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	494,890	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	252,202	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/22	504,359	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/21	508,892	0.0
750,000		Synchrony Bank, 3.000%, 06/15/22	748,740	0.0
250,000		Synchrony Financial, 3.750%, 08/15/21	258,042	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	254,169	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	312,333	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	261,086	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/26	470,417	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/23	754,913	0.0
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/47	778,497	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,158,295	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	706,032	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/20	508,106	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	507,192	0.0
500,000		Unum Group, 3.000%, 05/15/21	506,997	0.0
750,000		US Bancorp, 2.950%, 07/15/22	767,842	0.0
750,000		US Bancorp, 3.150%, 04/27/27	754,997	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,030,968	0.1
500,000		US Bancorp, 5.125%, 12/29/49	530,625	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	501,435	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	504,937	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	610,802	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	251,283	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/24	513,206	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/26	521,440	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/20	1,110,919	0.1
750,000		Visa, Inc., 2.750%, 09/15/27	737,269	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/22	1,023,975	0.1
500,000		Visa, Inc., 3.150%, 12/14/25	512,428	0.0
500,000		Visa, Inc., 4.150%, 12/14/35	546,795	0.0
500,000		Visa, Inc., 4.300%, 12/14/45	554,372	0.0
750,000		Wells Fargo Bank NA, 6.600%, 01/15/38	1,027,825	0.1
1,000,000		Wells Fargo & Co., 3.584%, 05/22/28	1,013,701	0.1
1,000,000		Wells Fargo & Co., 2.625%, 07/22/22	1,002,317	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/23	1,526,203	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/26	976,946	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	$1,025,034	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/25	770,439	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/27	529,338	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,594,700	0.3
1,983,000		Wells Fargo & Co., 5.606%, 01/15/44	2,404,370	0.1
500,000		Welltower, Inc., 4.000%, 06/01/25	521,917	0.0
750,000		Westpac Banking Corp., 4.322%, 11/23/31	771,696	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,080,081	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	401,644	0.0
			280,656,581	8.4

		Industrial: 1.9%
750,000		3M Co., 2.250%, 09/19/26	710,757	0.0
500,000		3M Co., 2.000%, 06/26/22	496,663	0.0
200,000		3M Co., 3.875%, 06/15/44	204,070	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,314,246	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,036,479	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/22	408,095	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/19	794,375	0.0
500,000		Boeing Co/The, 2.125%, 03/01/22	500,645	0.0
500,000	(2)	Boeing Co/The, 2.800%, 03/01/27	498,459	0.0
500,000		Boeing Co/The, 3.300%, 03/01/35	482,412	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/23	513,657	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	1,043,788	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	547,368	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/43	549,751	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	564,673	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/44	467,232	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	989,886	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/45	858,498	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/35	849,042	0.0
500,000		Caterpillar Financial Services Corp., 2.100%, 01/10/20	502,593	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	301,154	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	532,180	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,515,301	0.1
250,000		Caterpillar, Inc., 3.400%, 05/15/24	261,718	0.0
250,000	(2)	Caterpillar, Inc., 4.300%, 05/15/44	271,321	0.0
500,000		CSX Corp., 3.950%, 05/01/50	475,209	0.0
1,000,000		CSX Corp., 4.100%, 03/15/44	1,003,426	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	1,046,454	0.1
830,000		Cummins, Inc., 7.125%, 03/01/28	1,097,625	0.1
1,010,000		Dover Corp., 4.300%, 03/01/21	1,072,668	0.1
250,000		FedEx Corp., 2.300%, 02/01/20	252,310	0.0
200,000		FedEx Corp., 3.875%, 08/01/42	191,621	0.0
500,000		FedEx Corp., 4.750%, 11/15/45	546,375	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	500,637	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	496,838	0.0
500,000		General Electric Co., 2.700%, 10/09/22	509,666	0.0
430,000		General Electric Co., 5.875%, 01/14/38	563,523	0.0
1,861,000		General Electric Co., 6.750%, 03/15/32	2,588,542	0.1
750,000		General Electric Co., 6.875%, 01/10/39	1,100,673	0.1
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,225,893	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/24	524,030	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	513,030	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	252,338	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	272,750	0.0
500,000		John Deere Capital Corp., 1.950%, 01/08/19	502,035	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
750,000		John Deere Capital Corp., 2.800%, 03/04/21	$765,492	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/23	1,016,614	0.1
500,000		John Deere Capital Corp., 3.350%, 06/12/24	516,978	0.0
400,000		Johnson Controls International plc, 3.625%, 07/02/24	414,868	0.0
250,000		Johnson Controls International plc, 4.625%, 07/02/44	268,856	0.0
250,000		Johnson Controls International plc, 5.125%, 09/14/45	286,050	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	502,368	0.0
800,000		L3 Technologies, Inc., 4.950%, 02/15/21	858,433	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/20	507,740	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/23	515,433	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	1,040,497	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/26	1,036,481	0.1
250,000		Lockheed Martin Corp., 3.600%, 03/01/35	247,094	0.0
500,000		Lockheed Martin Corp., 4.500%, 05/15/36	548,073	0.0
500,000	(2)	Lockheed Martin Corp., 4.700%, 05/15/46	561,209	0.0
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	2,001,432	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/45	539,667	0.0
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	1,133,684	0.1
500,000		Northrop Grumman Corp., 3.850%, 04/15/45	488,492	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/24	204,053	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/34	264,345	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/20	3,929,355	0.1
2,000,000		Republic Services, Inc., 5.250%, 11/15/21	2,209,553	0.1
1,250,000		Roper Technologies, Inc., 2.050%, 10/01/18	1,253,242	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/19	503,761	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/20	505,176	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	304,247	0.0
750,000		Textron, Inc., 3.650%, 03/01/21	777,199	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/19	251,913	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/26	494,477	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	505,887	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/35	248,438	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/24	265,360	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/51	245,569	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/45	785,033	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	534,271	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	769,380	0.0
500,000		United Technologies Corp., 4.150%, 05/15/45	515,771	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	539,094	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	522,624	0.0
			61,828,215	1.9

		Technology: 1.4%
500,000		Analog Devices, Inc., 3.900%, 12/15/25	524,834	0.0
500,000		Apple, Inc., 2.100%, 05/06/19	504,035	0.0
500,000		Apple, Inc., 2.150%, 02/09/22	499,338	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/23	998,530	0.0
750,000		Apple, Inc., 2.500%, 02/09/22	760,180	0.0
500,000		Apple, Inc., 2.850%, 05/06/21	513,934	0.0
750,000		Apple, Inc., 3.000%, 02/09/24	768,917	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/26	1,027,902	0.1
500,000		Apple, Inc., 3.450%, 02/09/45	476,754	0.0
500,000		Apple, Inc., 3.450%, 05/06/24	524,586	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	1,009,268	0.1
400,000		Apple, Inc., 4.375%, 05/13/45	437,117	0.0
500,000		Apple, Inc., 4.450%, 05/06/44	544,891	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/46	1,138,021	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/25	534,555	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	413,086	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/25	265,654	0.0
400,000	(1)	Dell International LLC / EMC Corp., 3.480%, 06/01/19	407,816	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	420,273	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	$439,234	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	444,805	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/46	512,592	0.0
279,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	290,675	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/20	518,536	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	533,260	0.0
321,000		HP, Inc., 3.750%, 12/01/20	333,941	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	995,881	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/19	501,872	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/21	1,033,399	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/22	1,030,362	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,042,398	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/26	1,034,209	0.1
1,000,000		Intel Corp., 3.150%, 05/11/27	1,016,036	0.1
260,000		Intel Corp., 3.700%, 07/29/25	275,129	0.0
250,000		Intel Corp., 4.900%, 07/29/45	299,281	0.0
500,000		Lam Research Corp., 2.800%, 06/15/21	507,208	0.0
400,000		Lam Research Corp., 3.800%, 03/15/25	413,309	0.0
750,000		Microsoft Corp., 1.550%, 08/08/21	736,982	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	999,490	0.1
1,000,000		Microsoft Corp., 2.400%, 08/08/26	970,132	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/25	1,010,324	0.1
500,000		Microsoft Corp., 2.875%, 02/06/24	511,895	0.0
500,000		Microsoft Corp., 3.125%, 11/03/25	515,837	0.0
500,000		Microsoft Corp., 3.300%, 02/06/27	518,860	0.0
250,000		Microsoft Corp., 3.500%, 02/12/35	254,838	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	798,975	0.0
250,000		Microsoft Corp., 3.750%, 02/12/45	256,062	0.0
500,000		Microsoft Corp., 3.950%, 08/08/56	516,406	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/35	1,112,908	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/47	1,107,738	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/45	1,128,327	0.1
250,000		Microsoft Corp., 4.875%, 12/15/43	292,577	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	256,462	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	506,287	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	503,864	0.0
750,000		Oracle Corp., 2.800%, 07/08/21	767,186	0.0
750,000		Oracle Corp., 2.950%, 05/15/25	756,773	0.0
500,000		Oracle Corp., 3.400%, 07/08/24	523,023	0.0
750,000		Oracle Corp., 3.900%, 05/15/35	787,666	0.0
750,000		Oracle Corp., 4.125%, 05/15/45	790,046	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	659,403	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,865,107	0.1
500,000		Qualcomm, Inc., 2.100%, 05/20/20	503,912	0.0
500,000		Qualcomm, Inc., 3.000%, 05/20/22	514,525	0.0
850,000		Qualcomm, Inc., 4.650%, 05/20/35	928,753	0.0
350,000		Qualcomm, Inc., 4.800%, 05/20/45	384,855	0.0
400,000	(2)	Xerox Corp., 3.800%, 05/15/24	398,121	0.0
807,000		Xerox Corp., 4.070%, 03/17/22	827,133	0.0
250,000	(2)	Xerox Corp., 4.800%, 03/01/35	233,009	0.0
			44,929,294	1.4

		Utilities: 2.2%
500,000		Alabama Power Co., 4.150%, 08/15/44	527,854	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/22	303,500	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	269,350	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	536,816	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/45	816,338	0.1
250,000		Arizona Public Service Co., 2.200%, 01/15/20	251,011	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
750,000		Arizona Public Service Co., 2.950%, 09/15/27	$743,367	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	409,926	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/44	524,989	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,034,987	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/46	479,841	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/27	745,889	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/24	262,639	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	279,754	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	212,885	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	555,421	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	554,855	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	446,069	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	306,112	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/47	521,032	0.0
200,000		Dominion Energy Gas Holdings LLC, 2.500%, 12/15/19	201,697	0.0
210,000		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/20	213,569	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/24	204,945	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	271,435	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	408,286	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	419,460	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	503,369	0.0
500,000		Duke Energy Corp., 1.800%, 09/01/21	490,241	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/46	483,437	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	530,172	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/45	558,611	0.0
500,000		Duke Energy Progress LLC, 3.700%, 10/15/46	495,950	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/44	160,290	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	810,412	0.0
1,500,000		Duke Energy Progress LLC, 4.375%, 03/30/44	1,637,755	0.1
500,000		Edison International, 2.950%, 03/15/23	506,789	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/24	526,072	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	413,135	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	419,703	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/45	514,552	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/35	1,665,414	0.1
750,000		Exelon Corp., 5.100%, 06/15/45	859,722	0.1
2,260,000		Exelon Generation Co. LLC, 5.200%, 10/01/19	2,397,786	0.1
500,000		Florida Power & Light Co., 3.250%, 06/01/24	516,792	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	766,542	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/42	1,602,452	0.1
500,000		Georgia Power Co., 3.250%, 04/01/26	502,525	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/46	557,482	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	257,513	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	592,840	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/40	3,019,848	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/27	501,964	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/47	522,463	0.0
3,765,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/36	4,845,166	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,906,703	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/43	305,271	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	1,073,092	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	1,005,375	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	530,615	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	514,212	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	250,866	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	266,083	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	$800,229	0.0
500,000	Pacific Gas & Electric Co., 2.950%, 03/01/26	497,862	0.0
500,000	Pacific Gas & Electric Co., 3.300%, 03/15/27	509,085	0.0
1,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	1,924,359	0.1
500,000	Pacific Gas & Electric Co., 4.300%, 03/15/45	545,930	0.0
500,000	Pacific Gas & Electric Co., 4.750%, 02/15/44	578,384	0.0
750,000	PECO Energy Co., 4.150%, 10/01/44	799,305	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/34	253,806	0.0
1,000,000	Progress Energy, Inc., 4.400%, 01/15/21	1,058,302	0.1
500,000	PSEG Power LLC, 3.000%, 06/15/21	509,461	0.0
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,510,116	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/23	996,411	0.1
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/43	754,471	0.0
250,000	Public Service Electric & Gas Co., 4.000%, 06/01/44	257,372	0.0
2,700,000	SCANA Corp., 4.750%, 05/15/21	2,835,904	0.1
500,000	Sempra Energy, 2.850%, 11/15/20	508,048	0.0
750,000	Sempra Energy, 3.550%, 06/15/24	766,706	0.0
250,000	Sempra Energy, 3.750%, 11/15/25	257,602	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/26	726,115	0.0
250,000	South Carolina Electric & Gas Co., 5.100%, 06/01/65	288,945	0.0
1,598,071	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,620,304	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/43	513,856	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/47	791,736	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/43	577,285	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/47	1,036,988	0.1
500,000	Southern Co., 2.750%, 06/15/20	508,472	0.0
500,000	Southern Power Co., 4.150%, 12/01/25	526,726	0.0
250,000	Union Electric Co., 3.500%, 04/15/24	259,691	0.0
300,000	Union Electric Co., 3.900%, 09/15/42	310,270	0.0
500,000	Virginia Electric & Power Co., 4.450%, 02/15/44	550,342	0.0
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/37	1,992,500	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	1,050,428	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/43	552,655	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/44	266,605	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/44	519,329	0.0
		73,468,841	2.2

	Total Corporate Bonds/Notes
	(Cost $825,961,614)	864,329,512	26.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
2,240,646	Fannie Mae 2012-110 CA, 3.000%, 10/25/42	2,256,323	0.1
1,571,454	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/36	1,753,608	0.0

	Total Collateralized Mortgage Obligations
	(Cost $4,009,906)	4,009,931	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,666,363	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,494,064	0.1

	New Jersey: 0.2%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/41	5,005,843	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,804,779	0.1
		7,810,622	0.2

	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,904,533	0.2

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	5,072,592	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	$4,808,310	0.1

	Total Municipal Bonds
	(Cost $26,973,711)	33,756,484	1.0

ASSET-BACKED SECURITIES: 0.7%
	Automobile Asset-Backed Securities: 0.3%
1,000,000	Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/21	1,001,552	0.0
1,000,000	Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/22	1,003,629	0.1
1,000,000	(1) Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	999,370	0.0
500,000	BMW Vehicle Owner Trust 2016-A A4, 1.370%, 12/27/22	493,805	0.0
1,000,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/22	1,003,524	0.0
820,000	(1) Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/26	827,027	0.0
1,000,000	GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/20	1,005,801	0.1
1,000,000	Harley-Davidson Motorcycle Trust 2016-A A4, 1.610%, 04/15/22	995,073	0.0
1,000,000	Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/23	987,234	0.0
450,000	Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/23	448,934	0.0
1,000,000	World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/22	1,004,758	0.1
		9,770,707	0.3

	Credit Card Asset-Backed Securities: 0.4%
1,650,000	American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/22	1,652,922	0.1
4,979,000	American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/22	4,979,318	0.2
1,350,000	Cabela's Credit Card Master Note Trust 2016-1 A1, 1.780%, 06/15/22	1,348,274	0.1
1,000,000	Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/23	1,004,130	0.0
1,000,000	Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	992,090	0.0
1,000,000	Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/25	1,012,230	0.0
500,000	Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/23	514,126	0.0
1,000,000	Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/24	1,010,648	0.0
		12,513,738	0.4

	Other Asset-Backed Securities: 0.0%
11,997	AEP Texas Central Transition Funding III LLC 2012-1 A1, 0.880%, 12/01/18	11,986	0.0
500,000	AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/21	500,934	0.0
1,650,000	(1) Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/21	1,653,771	0.0
		2,166,691	0.0

	Total Asset-Backed Securities
	(Cost $24,410,063)	24,451,136	0.7

U.S. TREASURY OBLIGATIONS: 35.8%
	U.S. Treasury Bonds: 5.9%
17,133,000	2.000%, 11/15/26	16,691,624	0.5
20,000,000	2.125%, 05/15/25	19,867,578	0.6
1,352,000	2.250%, 11/15/25	1,351,604	0.0
10,659,000	2.250%, 08/15/46	9,366,185	0.3
7,000,000	2.500%, 02/15/46	6,508,359	0.2
9,072,000	2.500%, 05/15/46	8,424,915	0.3
2,000	2.750%, 11/15/42	1,974	0.0
9,022,000	3.000%, 11/15/44	9,292,836	0.3
10,042,000	3.000%, 11/15/45	10,329,923	0.3
12,992,000	3.000%, 05/15/47	13,361,460	0.4
2,882,000	3.125%, 02/15/43	3,039,553	0.1
5,686,000	3.125%, 08/15/44	5,995,843	0.2
18,645,000	3.500%, 02/15/39	21,046,272	0.6
13,888,000	3.625%, 08/15/43	15,927,800	0.5
14,092,000	3.625%, 02/15/44	16,186,809	0.5
13,251,000	3.750%, 11/15/43	15,524,892	0.5
7,845,000	3.875%, 08/15/40	9,327,583	0.3
6,505,000	4.375%, 05/15/40	8,289,174	0.2
830,000	6.000%, 02/15/26	1,068,982	0.0
4,025,000	8.125%, 08/15/19	4,519,320	0.1
		196,122,686	5.9

	U.S. Treasury Notes: 29.9%
3,000,000	0.750%, 07/31/18	2,986,172	0.1
4,498,000	0.750%, 08/31/18	4,473,228	0.1
4,006,000	0.750%, 10/31/18	3,979,398	0.1
10,000,000	0.750%, 02/15/19	9,909,961	0.3
10,000,000	0.750%, 07/15/19	9,875,586	0.3
4,033,000	0.750%, 08/15/19	3,979,988	0.1
10,000,000	0.875%, 04/15/19	9,915,625	0.3
9,004,000	0.875%, 09/15/19	8,899,192	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
10,000,000		1.000%, 03/15/19	$9,941,211	0.3
27,497,000	(2)	1.000%, 08/31/19	27,256,938	0.8
5,000,000		1.000%, 10/15/19	4,950,781	0.2
4,770,000		1.000%, 11/15/19	4,720,157	0.1
10,000,000		1.125%, 02/28/21	9,803,711	0.3
8,000,000		1.125%, 08/31/21	7,795,781	0.2
29,467,000		1.250%, 11/30/18	29,419,807	0.9
10,029,000		1.250%, 12/15/18	10,012,546	0.3
11,256,000		1.250%, 12/31/18	11,236,214	0.3
1,000		1.250%, 10/31/19	995	0.0
11,755,000		1.250%, 01/31/20	11,676,710	0.4
3,534,000		1.250%, 02/29/20	3,509,152	0.1
13,040,000		1.250%, 10/31/21	12,746,345	0.4
16,756,000		1.375%, 09/30/18	16,757,309	0.5
303,000		1.375%, 09/30/19	302,361	0.0
20,000,000		1.375%, 01/15/20	19,930,469	0.6
933,000		1.375%, 01/31/20	929,647	0.0
8,515,000		1.375%, 02/29/20	8,479,244	0.3
9,022,000		1.375%, 03/31/20	8,979,886	0.3
7,940,000		1.375%, 04/30/20	7,899,990	0.2
7,000		1.375%, 08/31/20	6,951	0.0
16,292,000	(2)	1.375%, 09/15/20	16,177,765	0.5
10,000,000		1.375%, 10/31/20	9,916,602	0.3
37,540,000		1.375%, 04/30/21	37,061,218	1.1
7,000,000		1.375%, 08/31/23	6,733,128	0.2
5,000,000		1.375%, 09/30/23	4,805,862	0.2
19,814,000		1.500%, 12/31/18	19,837,994	0.6
11,925,000		1.500%, 01/31/19	11,938,276	0.4
5,048,000		1.500%, 02/28/19	5,053,028	0.2
6,540,000		1.500%, 03/31/19	6,547,536	0.2
5,304,000		1.500%, 05/31/19	5,309,283	0.2
7,002,000		1.500%, 11/30/19	7,001,179	0.2
752,000		1.500%, 05/31/20	750,311	0.0
4,833,000		1.500%, 01/31/22	4,759,750	0.1
10,000,000		1.500%, 02/28/23	9,743,359	0.3
10,000,000		1.500%, 03/31/23	9,733,203	0.3
4,475,000		1.625%, 03/31/19	4,488,285	0.1
2,317,000		1.625%, 04/30/19	2,323,698	0.1
19,814,000		1.625%, 07/31/19	19,872,049	0.6
12,097,000		1.625%, 08/31/19	12,131,732	0.4
4,790,000		1.625%, 12/31/19	4,800,759	0.1
2,976,000		1.625%, 08/15/22	2,937,347	0.1
6,480,000		1.625%, 04/30/23	6,344,958	0.2
10,184,000		1.625%, 05/31/23	9,962,021	0.3
4,046,000		1.625%, 10/31/23	3,943,823	0.1
24,847,000		1.625%, 02/15/26	23,615,812	0.7
22,705,000		1.750%, 09/30/19	22,822,073	0.7
7,810,000		1.750%, 04/30/22	7,760,272	0.2
18,000,000		1.750%, 09/30/22	17,831,250	0.5
69,000		1.750%, 01/31/23	68,148	0.0
8,000,000	(2)	1.875%, 11/30/21	8,015,625	0.2
10,000,000		1.875%, 05/31/22	9,989,844	0.3
3,003,000		1.875%, 08/31/22	2,994,671	0.1
1,336,000		1.875%, 09/30/22	1,332,696	0.0
24,900,000		2.000%, 11/30/20	25,150,945	0.8
12,097,000		2.000%, 02/28/21	12,212,772	0.4
8,063,000		2.000%, 12/31/21	8,111,346	0.2
4,000,000	(2)	2.000%, 07/31/22	4,014,844	0.1
20,498,000		2.125%, 01/31/21	20,781,849	0.6
3,700,000		2.125%, 09/30/21	3,744,371	0.1
3,774,000		2.125%, 12/31/21	3,815,794	0.1
10,105,000		2.125%, 06/30/22	10,199,734	0.3
5,000,000		2.125%, 11/30/23	5,014,160	0.2
29,807,000		2.125%, 09/30/24	29,806,950	0.9
9,810,000		2.250%, 03/31/21	9,983,399	0.3
8,794,000		2.250%, 04/30/21	8,948,582	0.3
3,011,000		2.250%, 12/31/23	3,038,405	0.1
26,457,000		2.250%, 11/15/24	26,584,118	0.8
100,612,000	(2)	2.250%, 08/15/27	99,894,746	3.0
19,590,000		2.375%, 12/31/20	20,016,235	0.6
9,874,000		2.500%, 05/15/24	10,096,743	0.3
26,255,000		2.750%, 02/15/19	26,730,359	0.8
36,569,500		2.750%, 11/15/23	38,003,710	1.1
42,052,000		2.750%, 02/15/24	43,667,552	1.3
7,790,000		3.500%, 05/15/20	8,177,218	0.3
			994,972,744	29.9

	Total U.S. Treasury Obligations
	(Cost $1,181,488,388)		1,191,095,430	35.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.7%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/33	2,029,015	0.1
1,000,000		CFCRE Commercial Mortgage Trust 2016-C7 B, 4.509%, 12/10/54	1,052,479	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/47	3,208,989	0.1
1,115,000		COMM 2012-LC4 A4, 3.288%, 12/10/44	1,151,292	0.0
1,000,000	(1)	COMM 2013-CR10 AM, 4.517%, 08/10/46	1,081,117	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/48	663,022	0.0
315,000		COMM 2015-PC1 B, 4.589%, 07/10/50	324,997	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/49	999,740	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/49	1,009,190	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/49	1,050,793	0.0
1,215,000	(1)	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,243,729	0.1
1,000,000	(1)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/34	1,014,544	0.0
1,000,000	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/37	1,019,426	0.0
213,538	(1)	DBUBS 2011-LC2A C, 5.727%, 07/10/44	231,212	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/49	510,019	0.0
2,000,000		Ginnia Mae 2011-20 C, 3.562%, 04/16/41	2,051,266	0.1
2,000,000		Ginnie Mae 2011-127 C, 3.500%, 03/16/47	2,051,442	0.1
6,000,000		Ginnie Mae 2011-142 B, 3.485%, 02/16/44	6,138,041	0.2
5,000,000		Ginnie Mae 2011-38 D, 3.695%, 01/16/51	5,185,717	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
414,813		Ginnie Mae 2011-53 B, 4.397%, 05/16/51	$437,890	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/49	5,029,121	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/47	3,018,742	0.1
635,000		GS Mortgage Securities Corp. II 2012-GCJ9 A3, 2.773%, 11/10/45	642,590	0.0
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/45	1,065,339	0.0
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.188%, 01/15/46	1,035,620	0.0
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/49	2,979,192	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/48	3,293,636	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/47	2,073,147	0.1
220,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.300%, 03/15/48	219,407	0.0
100,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	106,499	0.0
100,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	106,340	0.0
1,000,000	(1)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/35	997,929	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/48	2,447,739	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/59	2,048,838	0.1
320,000		WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/44	335,237	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $58,299,475)		57,853,296	1.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.0%
		Federal Home Loan Mortgage Corporation: 9.3%(3)
10,040,000	(4)	3.000%, 01/15/27	10,307,155	0.3
33,170,000	(4)	3.000%, 06/15/42	33,241,263	1.0
8,136,681		3.000%, 04/01/45	8,186,625	0.3
8,321,590		3.000%, 04/01/45	8,387,156	0.3
33,085,859		3.000%, 05/01/45	33,241,586	1.0
11,485,924		3.000%, 11/01/46	11,576,967	0.4
47,387,000	(4)	3.500%, 02/15/41	48,788,268	1.5
443,488		3.500%, 01/01/42	459,802	0.0
2,556,918		3.500%, 01/01/42	2,651,098	0.1
8,353,803		3.500%, 08/01/42	8,644,982	0.3
31,549,239		3.500%, 04/01/43	32,664,794	1.0
33,474,781		3.500%, 02/01/44	34,651,435	1.1
3,242,483		3.611%, (US0012M + 1.900%), 02/01/42	3,393,566	0.1
4,515,000		3.750%, 03/27/19	4,666,117	0.2
1,467,215		4.000%, 01/01/25	1,537,778	0.1
5,035,000	(4)	4.000%, 06/15/40	5,296,191	0.2
172,768		4.000%, 08/01/40	182,668	0.0
1,998,055		4.000%, 04/01/41	2,112,941	0.1
1,548,896		4.000%, 05/01/41	1,638,142	0.1
67,018		4.000%, 08/01/41	70,879	0.0
272,788		4.000%, 12/01/41	288,506	0.0
1,904,361		4.000%, 01/01/42	2,014,090	0.1
3,641,521		4.000%, 03/01/42	3,856,499	0.1
117,294		4.000%, 12/01/42	124,619	0.0
1,221,615		4.000%, 02/01/44	1,311,982	0.1
1,097,547		4.000%, 07/01/45	1,156,499	0.0
801,515		4.000%, 09/01/45	844,566	0.0
1,188,547		4.000%, 09/01/45	1,252,387	0.1
852,710		4.000%, 09/01/45	898,510	0.0
2,902,288		4.000%, 05/01/46	3,058,175	0.1
8,843		4.500%, 04/01/23	9,353	0.0
104,913		4.500%, 03/01/39	112,792	0.0
323,662		4.500%, 08/01/39	348,418	0.0
544,442		4.500%, 09/01/39	585,756	0.0
382,541		4.500%, 09/01/39	411,892	0.0
773,374		4.500%, 09/01/39	832,562	0.0
769,673		4.500%, 10/01/39	827,424	0.0
1,056,969		4.500%, 12/01/39	1,138,037	0.0
343,634		4.500%, 03/01/40	369,823	0.0
674,525		4.500%, 04/01/40	724,979	0.0
140,512		4.500%, 06/01/40	151,259	0.0
954,141		4.500%, 07/01/40	1,027,065	0.0
707,413		4.500%, 07/01/40	761,544	0.0
243,680		4.500%, 08/01/40	262,816	0.0
717,492		4.500%, 08/01/40	772,422	0.0
234,297		4.500%, 03/01/41	252,234	0.0
922,924		4.500%, 03/01/41	993,574	0.0
329,786		4.500%, 04/01/41	355,043	0.0
901,634		4.500%, 06/01/41	970,204	0.0
840,942		4.500%, 07/01/41	905,332	0.0
4,700,503		4.500%, 08/01/41	5,060,516	0.2
224,789		4.500%, 08/01/41	241,415	0.0
24,983		5.000%, 03/01/34	27,336	0.0
169,175		5.000%, 12/01/34	185,725	0.0
568,807		5.000%, 08/01/35	623,950	0.0
164,298		5.000%, 08/01/35	179,686	0.0
192,232		5.000%, 10/01/35	209,664	0.0
174,605		5.000%, 10/01/35	191,637	0.0
258,742		5.000%, 10/01/35	283,072	0.0
400,046		5.000%, 12/01/35	438,914	0.0
49,378		5.000%, 04/01/36	53,851	0.0
185,537		5.000%, 11/01/36	203,552	0.0
132,936		5.000%, 02/01/37	145,770	0.0
107,532		5.000%, 05/01/37	118,007	0.0
1,540,238		5.000%, 10/01/37	1,690,177	0.1
903,036		5.000%, 03/01/38	990,916	0.0
827,832		5.000%, 03/01/38	908,881	0.0
283,929		5.000%, 03/01/38	311,518	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
247,527	5.000%, 04/01/38	$269,652	0.0
28,140	5.000%, 10/01/38	30,864	0.0
109,951	5.000%, 06/01/40	120,636	0.0
246,063	5.000%, 08/01/40	270,101	0.0
663,285	5.000%, 04/01/41	724,374	0.0
80,424	5.490%, 02/01/37	88,513	0.0
345,816	5.500%, 12/01/24	365,056	0.0
131,410	5.500%, 09/01/34	147,214	0.0
128,172	5.500%, 01/01/35	143,149	0.0
1,441,831	5.500%, 09/01/35	1,617,438	0.1
70,516	5.500%, 09/01/35	78,820	0.0
1,178,121	5.500%, 10/01/35	1,316,994	0.1
87,878	5.500%, 03/01/36	97,574	0.0
496,866	5.500%, 03/01/36	555,451	0.0
72,616	5.500%, 05/01/36	81,027	0.0
397,455	5.500%, 06/01/36	445,765	0.0
26,158	5.500%, 07/01/36	29,147	0.0
6,504	5.500%, 07/01/36	7,298	0.0
173,830	5.500%, 07/01/36	193,894	0.0
42,033	5.500%, 10/01/36	46,757	0.0
179,747	5.500%, 11/01/36	200,340	0.0
135,275	5.500%, 12/01/36	151,086	0.0
12,454	5.500%, 12/01/36	13,721	0.0
109,259	5.500%, 12/01/36	122,052	0.0
127,466	5.500%, 02/01/37	141,592	0.0
16,013	5.500%, 02/01/37	17,893	0.0
40,291	5.500%, 05/01/37	44,830	0.0
6,120	5.500%, 06/01/37	6,817	0.0
88,438	5.500%, 12/01/37	97,948	0.0
36,352	5.500%, 03/01/38	40,522	0.0
8,512	5.500%, 06/01/38	9,429	0.0
19,366	5.500%, 06/01/38	21,583	0.0
14,003	5.500%, 08/01/38	15,572	0.0
2,841	5.500%, 10/01/38	3,159	0.0
1,246,082	5.500%, 11/01/38	1,398,046	0.1
27,464	5.500%, 12/01/38	30,598	0.0
20,409	5.500%, 12/01/38	22,499	0.0
20,122	5.500%, 12/01/38	22,430	0.0
211,312	5.500%, 01/01/39	235,656	0.0
33,949	5.500%, 01/01/39	37,826	0.0
139,411	5.500%, 01/01/40	155,287	0.0
140,971	5.500%, 01/01/40	155,831	0.0
115,432	5.500%, 03/01/40	127,790	0.0
118,739	5.500%, 01/01/41	130,894	0.0
69,693	5.750%, 05/01/37	77,507	0.0
291,336	5.800%, 07/01/37	323,986	0.0
94,602	5.800%, 08/01/37	105,358	0.0
42,022	5.800%, 09/01/37	46,831	0.0
80,754	5.800%, 09/01/37	89,994	0.0
8,435	6.000%, 04/01/28	9,583	0.0
79,470	6.000%, 07/01/28	89,456	0.0
16,305	6.000%, 04/01/36	18,462	0.0
4,665	6.000%, 04/01/36	5,283	0.0
888	6.000%, 04/01/36	1,009	0.0
51,610	6.000%, 06/01/36	58,566	0.0
19,441	6.000%, 07/01/36	22,049	0.0
7,318	6.000%, 08/01/36	8,237	0.0
130,040	6.000%, 08/01/36	147,802	0.0
16,947	6.000%, 08/01/36	19,229	0.0
104,192	6.000%, 01/01/37	118,399	0.0
83,351	6.000%, 02/01/37	94,701	0.0
5,370	6.000%, 04/01/37	6,096	0.0
25,998	6.000%, 06/01/37	29,319	0.0
2,295	6.000%, 06/01/37	2,597	0.0
497	6.000%, 07/01/37	560	0.0
13,251	6.000%, 07/01/37	14,973	0.0
14,841	6.000%, 08/01/37	16,840	0.0
58,843	6.000%, 08/01/37	66,665	0.0
8,136	6.000%, 08/01/37	9,158	0.0
168,471	6.000%, 08/01/37	189,639	0.0
2,928	6.000%, 08/01/37	3,299	0.0
6,484	6.000%, 08/01/37	7,336	0.0
7,320	6.000%, 08/01/37	8,240	0.0
4,130	6.000%, 09/01/37	4,655	0.0
29,089	6.000%, 09/01/37	33,040	0.0
10,903	6.000%, 09/01/37	12,282	0.0
18,499	6.000%, 10/01/37	20,931	0.0
20,724	6.000%, 10/01/37	23,328	0.0
24,518	6.000%, 10/01/37	27,745	0.0
10,097	6.000%, 10/01/37	11,365	0.0
43,624	6.000%, 11/01/37	49,131	0.0
5,889	6.000%, 11/01/37	6,629	0.0
5,040	6.000%, 11/01/37	5,703	0.0
92,102	6.000%, 12/01/37	104,008	0.0
2,245	6.000%, 12/01/37	2,527	0.0
3,762	6.000%, 01/01/38	4,246	0.0
36,302	6.000%, 01/01/38	40,882	0.0
35,037	6.000%, 01/01/38	39,770	0.0
21,007	6.000%, 02/01/38	23,646	0.0
2,649	6.000%, 02/01/38	2,982	0.0
37,654	6.000%, 05/01/38	42,441	0.0
2,832	6.000%, 06/01/38	3,189	0.0
95,506	6.000%, 07/01/38	107,898	0.0
57,591	6.000%, 07/01/38	64,929	0.0
22,740	6.000%, 08/01/38	25,598	0.0
1,857	6.000%, 09/01/38	2,095	0.0
44,596	6.000%, 09/01/38	50,200	0.0
16,366	6.000%, 09/01/38	18,526	0.0
449,172	6.000%, 09/01/38	505,610	0.0
26,605	6.000%, 11/01/38	30,011	0.0
198,893	6.000%, 01/01/39	224,354	0.0
303,689	6.000%, 04/01/39	341,916	0.0
51,408	6.000%, 08/01/39	57,905	0.0
115,703	6.000%, 10/01/39	130,423	0.0
137,745	6.000%, 11/01/39	155,171	0.0
34,920	6.000%, 11/01/39	39,524	0.0
3,709	6.000%, 12/01/39	4,184	0.0
121,230	6.000%, 05/01/40	137,197	0.0
63,001	6.150%, 12/01/37	71,013	0.0
45,278	6.150%, 12/01/37	51,084	0.0
79,993	6.150%, 01/01/38	89,533	0.0
168,854	6.150%, 02/01/38	188,910	0.0
89,699	6.150%, 02/01/38	100,372	0.0
840,000	6.250%, 07/15/32	1,182,257	0.0
18,797	6.500%, 06/01/36	20,980	0.0
3,746	6.500%, 08/01/36	4,308	0.0
3,600	6.500%, 10/01/36	4,136	0.0
66,387	6.500%, 10/01/36	74,609	0.0
31,170	6.500%, 07/01/37	34,815	0.0
5,410	6.500%, 09/01/37	5,998	0.0
9,565	6.500%, 09/01/37	10,609	0.0
6,221	6.500%, 10/01/37	6,900	0.0
17,740	6.500%, 11/01/37	19,677	0.0
13,748	6.500%, 04/01/38	16,079	0.0
33,477	6.500%, 04/01/38	37,233	0.0
898	6.500%, 05/01/38	1,020	0.0
3,825	6.500%, 05/01/38	4,242	0.0
2,283	6.500%, 07/01/38	2,532	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
2,314		6.500%, 08/01/38	$2,594	0.0
8,571		6.500%, 09/01/38	9,505	0.0
369		6.500%, 10/01/38	413	0.0
12,262		6.500%, 11/01/38	13,621	0.0
680,698		6.500%, 12/01/38	778,721	0.0
60,491		6.500%, 12/01/38	67,079	0.0
7,789		6.500%, 12/01/38	8,637	0.0
16,447		6.500%, 12/01/38	18,793	0.0
2,116		6.500%, 12/01/38	2,347	0.0
3,129		6.500%, 01/01/39	3,593	0.0
2,540,000		6.750%, 03/15/31	3,664,783	0.1
			310,457,095	9.3

		Federal National Mortgage Association: 11.7%(3)
2,420,000	(2)	1.500%, 06/22/20	2,413,737	0.1
6,652,844		2.500%, 09/01/27	6,744,214	0.2
19,076,000	(4)	2.500%, 10/25/27	19,184,954	0.6
9,888,147		2.500%, 06/01/30	9,993,656	0.3
6,646,363		2.500%, 06/01/30	6,717,287	0.2
4,052,915		2.500%, 07/01/30	4,096,173	0.1
3,122,559		3.000%, 06/01/26	3,212,714	0.1
9,624,119		3.000%, 08/01/30	9,912,752	0.3
4,482,928		3.000%, 09/01/30	4,617,643	0.2
35,455,000	(4)	3.000%, 07/25/42	35,518,707	1.1
24,064,018		3.000%, 12/01/42	24,283,437	0.7
12,944,019		3.000%, 07/01/43	13,059,978	0.4
6,713,604		3.000%, 09/01/43	6,774,764	0.2
2,722,071		3.000%, 08/01/46	2,739,455	0.1
328,247		3.500%, 08/01/26	341,998	0.0
518,733		3.500%, 08/01/26	540,557	0.0
26,385		3.500%, 09/01/26	27,490	0.0
725,767		3.500%, 10/01/26	756,214	0.0
297,565		3.500%, 10/01/26	310,055	0.0
1,305,149		3.500%, 11/01/26	1,360,167	0.1
1,221,889		3.500%, 12/01/26	1,273,163	0.1
1,373,746		3.500%, 12/01/26	1,431,391	0.1
1,581,615		3.500%, 01/01/27	1,649,211	0.1
1,844,500		3.500%, 03/01/41	1,912,353	0.1
1,964,034		3.500%, 12/01/41	2,034,567	0.1
3,480,044		3.500%, 01/01/42	3,605,065	0.1
9,820,000	(4)	3.500%, 04/25/42	10,105,969	0.3
7,540,228		3.500%, 10/01/42	7,805,203	0.3
17,221,735		3.500%, 11/01/42	17,822,078	0.6
7,228,815		3.500%, 01/01/46	7,499,083	0.2
5,401,884		3.500%, 02/01/46	5,604,074	0.2
10,470,984		3.500%, 02/01/46	10,862,906	0.3
1,454,794		3.720%, 10/01/29	1,540,174	0.1
16,293		4.000%, 11/01/20	16,855	0.0
27,750		4.000%, 07/01/22	28,707	0.0
11,167		4.000%, 04/01/23	11,663	0.0
4,466		4.000%, 05/01/23	4,620	0.0
17,234		4.000%, 07/01/23	17,828	0.0
37,947		4.000%, 03/01/24	39,758	0.0
53,369		4.000%, 03/01/24	55,904	0.0
19,826		4.000%, 04/01/24	20,544	0.0
1,097		4.000%, 04/01/24	1,143	0.0
222,724		4.000%, 07/01/24	233,438	0.0
70,972		4.000%, 07/01/24	74,363	0.0
3,453		4.000%, 08/01/24	3,617	0.0
79,562		4.000%, 01/01/25	83,713	0.0
328,652		4.000%, 02/01/25	344,485	0.0
64,513		4.000%, 02/01/25	67,625	0.0
184,422		4.000%, 06/01/25	193,634	0.0
5,762		4.000%, 07/01/25	6,025	0.0
25,315		4.000%, 09/01/25	26,187	0.0
33,717		4.000%, 09/01/25	35,265	0.0
343,211		4.000%, 12/01/25	361,044	0.0
393,585		4.000%, 02/01/26	414,006	0.0
86,247		4.000%, 03/01/26	90,753	0.0
903,336		4.000%, 04/01/26	950,725	0.0
265,852		4.000%, 04/01/26	279,639	0.0
122,955		4.000%, 04/01/26	129,319	0.0
428,256		4.000%, 05/01/26	450,340	0.0
239,138		4.000%, 09/01/26	251,527	0.0
1,106,961		4.000%, 10/01/40	1,181,243	0.1
256,485		4.000%, 10/01/40	271,368	0.0
20,238,242		4.000%, 11/01/40	21,412,647	0.7
2,113,869		4.000%, 12/01/40	2,255,799	0.1
1,702,507		4.000%, 12/01/40	1,801,340	0.1
3,544,129		4.000%, 02/01/41	3,749,736	0.1
567,462		4.000%, 03/01/41	600,218	0.0
563,286		4.000%, 04/01/41	595,788	0.0
784,995		4.000%, 08/01/41	830,886	0.0
450,282		4.000%, 09/01/41	476,179	0.0
4,439,836		4.000%, 11/01/41	4,696,923	0.2
709,156		4.000%, 12/01/41	749,923	0.0
1,531,664		4.000%, 01/01/42	1,620,388	0.1
876,880		4.000%, 07/01/42	927,647	0.0
3,265,508		4.000%, 12/01/42	3,453,304	0.1
2,882,242		4.000%, 07/01/43	3,080,470	0.1
1,263,641		4.000%, 02/01/44	1,346,759	0.1
2,289,602		4.000%, 02/01/44	2,441,531	0.1
810,600		4.000%, 03/01/44	865,940	0.0
2,605,018		4.000%, 05/01/45	2,745,920	0.1
14,013,146		4.000%, 06/01/45	14,844,823	0.5
3,038,003		4.000%, 07/01/45	3,226,710	0.1
4,587,662		4.000%, 07/01/45	4,909,973	0.2
2,139,096		4.000%, 07/01/45	2,272,130	0.1
3,499,686		4.000%, 07/01/45	3,714,224	0.1
6,458		4.500%, 05/01/19	6,607	0.0
2,731		4.500%, 05/01/19	2,794	0.0
11,834		4.500%, 01/01/20	12,144	0.0
7,447		4.500%, 08/01/20	7,648	0.0
1,746		4.500%, 06/01/22	1,786	0.0
335		4.500%, 07/01/22	343	0.0
31,037		4.500%, 11/01/22	32,089	0.0
6,544		4.500%, 02/01/23	6,899	0.0
36,725		4.500%, 02/01/23	37,731	0.0
168,345		4.500%, 03/01/23	177,302	0.0
2,917		4.500%, 03/01/23	3,054	0.0
549		4.500%, 03/01/23	564	0.0
26,897		4.500%, 04/01/23	28,291	0.0
1,446		4.500%, 04/01/23	1,512	0.0
22,949		4.500%, 04/01/23	24,170	0.0
84,119		4.500%, 04/01/23	88,658	0.0
119,167		4.500%, 04/01/23	125,246	0.0
1,137		4.500%, 05/01/23	1,198	0.0
3,549		4.500%, 05/01/23	3,740	0.0
1,819		4.500%, 05/01/23	1,916	0.0
122,836		4.500%, 05/01/23	128,627	0.0
4,200		4.500%, 07/01/23	4,298	0.0
9,136		4.500%, 01/01/24	9,348	0.0
426,262		4.500%, 07/01/24	449,788	0.0
575,754		4.500%, 08/01/24	606,907	0.0
246,566		4.500%, 09/01/24	257,739	0.0
28,366		4.500%, 09/01/24	29,194	0.0
18,583		4.500%, 09/01/24	19,602	0.0
87,569		4.500%, 09/01/24	92,356	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
122,578	4.500%, 10/01/24	$126,035	0.0
65,716	4.500%, 10/01/24	67,640	0.0
70,195	4.500%, 10/01/24	71,843	0.0
26,390	4.500%, 11/01/24	27,001	0.0
150,733	4.500%, 11/01/24	159,078	0.0
93,563	4.500%, 11/01/24	98,622	0.0
20,228	4.500%, 11/01/24	21,274	0.0
7,355	4.500%, 11/01/24	7,526	0.0
3,066	4.500%, 11/01/24	3,137	0.0
147,799	4.500%, 12/01/24	152,004	0.0
122,903	4.500%, 12/01/24	129,560	0.0
2,770	4.500%, 01/01/25	2,893	0.0
195,953	4.500%, 01/01/25	206,255	0.0
125,399	4.500%, 01/01/25	128,941	0.0
482,769	4.500%, 05/01/25	508,786	0.0
31,919	4.500%, 08/01/25	32,858	0.0
476,551	4.500%, 01/01/26	501,587	0.0
181,083	4.500%, 04/01/26	185,277	0.0
5,761	4.500%, 06/01/34	6,214	0.0
26,023	4.500%, 05/01/35	28,097	0.0
2,538	4.500%, 03/01/38	2,732	0.0
11,088	4.500%, 05/01/38	11,907	0.0
1,299	4.500%, 05/01/38	1,395	0.0
20,394	4.500%, 06/01/38	21,990	0.0
9,502	4.500%, 07/01/38	10,204	0.0
11,575	4.500%, 07/01/38	12,429	0.0
28,845	4.500%, 09/01/38	30,974	0.0
844,653	4.500%, 03/01/39	909,447	0.0
27,510	4.500%, 04/01/39	29,640	0.0
40,513	4.500%, 04/01/39	43,614	0.0
903,588	4.500%, 07/01/39	973,224	0.0
2,240,288	4.500%, 09/01/39	2,419,712	0.1
1,555,831	4.500%, 10/01/39	1,677,683	0.1
469,839	4.500%, 12/01/39	505,295	0.0
605,995	4.500%, 12/01/39	653,953	0.0
489,673	4.500%, 12/01/39	528,829	0.0
306,417	4.500%, 03/01/40	330,895	0.0
406,000	4.500%, 10/01/40	439,693	0.0
462,836	4.500%, 10/01/40	501,231	0.0
424,277	4.500%, 10/01/40	459,450	0.0
864,709	4.500%, 03/01/41	936,209	0.0
529,271	4.500%, 04/01/41	568,338	0.0
330,895	4.500%, 06/01/41	358,419	0.0
367,083	4.500%, 06/01/41	397,447	0.0
257,834	4.500%, 06/01/41	276,894	0.0
3,720,493	4.500%, 06/01/41	4,029,486	0.1
6,237,000	4.500%, 07/01/41	6,744,525	0.2
246,526	4.500%, 07/01/41	266,733	0.0
176,677	4.500%, 07/01/41	191,155	0.0
2,138,323	4.500%, 08/01/41	2,314,953	0.1
416,998	4.500%, 08/01/41	451,522	0.0
2,116,644	4.500%, 08/01/41	2,292,697	0.1
569	5.000%, 02/01/20	584	0.0
804	5.000%, 06/01/21	823	0.0
9,078	5.000%, 11/01/21	9,293	0.0
17,407	5.000%, 01/01/22	17,819	0.0
952	5.000%, 02/01/22	995	0.0
2,066	5.000%, 04/01/22	2,128	0.0
3,288	5.000%, 06/01/22	3,366	0.0
389	5.000%, 06/01/22	398	0.0
22,925	5.000%, 06/01/22	24,094	0.0
41,999	5.000%, 06/01/22	43,839	0.0
19,756	5.000%, 07/01/22	20,223	0.0
725	5.000%, 07/01/22	742	0.0
9,576	5.000%, 08/01/22	9,802	0.0
9,572	5.000%, 09/01/22	9,799	0.0
16,482	5.000%, 12/01/22	16,872	0.0
21,679	5.000%, 01/01/23	22,978	0.0
1,213	5.000%, 01/01/23	1,273	0.0
65,965	5.000%, 02/01/23	69,938	0.0
738	5.000%, 02/01/23	763	0.0
249,332	5.000%, 02/01/23	257,016	0.0
17,868	5.000%, 03/01/23	18,291	0.0
42,374	5.000%, 03/01/23	43,376	0.0
9,100	5.000%, 03/01/23	9,648	0.0
1,152	5.000%, 03/01/23	1,222	0.0
39,516	5.000%, 03/01/23	41,667	0.0
9,786	5.000%, 04/01/23	10,393	0.0
31,401	5.000%, 04/01/23	32,861	0.0
35,759	5.000%, 04/01/23	36,911	0.0
16,221	5.000%, 05/01/23	17,107	0.0
9,432	5.000%, 05/01/23	9,858	0.0
3,363	5.000%, 05/01/23	3,445	0.0
11,795	5.000%, 06/01/23	12,077	0.0
15,971	5.000%, 06/01/23	16,935	0.0
3,242	5.000%, 06/01/23	3,318	0.0
37,742	5.000%, 06/01/23	38,963	0.0
32,956	5.000%, 06/01/23	33,736	0.0
250,713	5.000%, 07/01/23	265,209	0.0
93,901	5.000%, 08/01/23	98,952	0.0
496	5.000%, 09/01/23	526	0.0
16,154	5.000%, 02/01/24	17,119	0.0
99,612	5.000%, 03/01/24	105,626	0.0
17,149	5.000%, 04/01/24	18,049	0.0
34,792	5.000%, 04/01/24	35,615	0.0
61,432	5.000%, 05/01/24	63,462	0.0
147,170	5.000%, 06/01/24	153,487	0.0
385,921	5.000%, 08/01/24	406,240	0.0
135,405	5.000%, 07/01/33	149,293	0.0
115,836	5.000%, 02/01/34	126,373	0.0
29,621	5.000%, 11/01/34	32,479	0.0
2,662,493	5.000%, 02/01/35	2,934,893	0.1
497,098	5.000%, 06/01/35	548,049	0.0
36,904	5.000%, 08/01/35	40,647	0.0
144,854	5.000%, 09/01/35	159,570	0.0
349,212	5.000%, 09/01/35	382,592	0.0
533,127	5.000%, 09/01/35	583,009	0.0
40,927	5.000%, 10/01/35	44,849	0.0
564,624	5.000%, 03/01/36	622,562	0.0
721,572	5.000%, 03/01/36	795,596	0.0
530,751	5.000%, 05/01/36	584,397	0.0
6,045	5.000%, 05/01/36	6,663	0.0
94,488	5.000%, 06/01/36	104,198	0.0
75,033	5.000%, 12/01/36	82,677	0.0
998,422	5.000%, 12/01/36	1,101,422	0.0
234,386	5.000%, 07/01/37	258,442	0.0
206,575	5.000%, 01/01/38	227,638	0.0
763,041	5.000%, 02/01/38	841,500	0.0
352,632	5.000%, 02/01/38	388,809	0.0
499,086	5.000%, 08/01/38	550,394	0.0
341,959	5.000%, 07/01/40	373,731	0.0
142,386	5.000%, 07/01/40	155,829	0.0
2,509	5.500%, 09/01/18	2,527	0.0
1,328	5.500%, 07/01/20	1,341	0.0
915	5.500%, 04/01/21	953	0.0
8,523	5.500%, 10/01/21	8,797	0.0
50,482	5.500%, 11/01/21	52,487	0.0
198,228	5.500%, 11/01/21	208,513	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
4,501	5.500%, 11/01/21	$4,650	0.0
210,151	5.500%, 12/01/21	221,927	0.0
48,213	5.500%, 12/01/21	49,963	0.0
215,117	5.500%, 12/01/21	225,107	0.0
4,705	5.500%, 01/01/22	4,943	0.0
26,512	5.500%, 01/01/22	27,421	0.0
6,142	5.500%, 01/01/22	6,370	0.0
34,503	5.500%, 02/01/22	36,396	0.0
2,062	5.500%, 04/01/22	2,166	0.0
23,124	5.500%, 06/01/22	24,082	0.0
24,451	5.500%, 06/01/22	25,750	0.0
2,899	5.500%, 07/01/22	3,047	0.0
40,083	5.500%, 07/01/22	42,442	0.0
1,895	5.500%, 07/01/22	1,943	0.0
3,520	5.500%, 08/01/22	3,654	0.0
13,247	5.500%, 09/01/22	13,968	0.0
60,567	5.500%, 09/01/22	63,620	0.0
80,696	5.500%, 11/01/22	83,701	0.0
9,563	5.500%, 01/01/23	10,150	0.0
8,103	5.500%, 02/01/23	8,530	0.0
12,148	5.500%, 03/01/23	12,837	0.0
4,149	5.500%, 04/01/23	4,362	0.0
13,565	5.500%, 06/01/23	14,093	0.0
2,832	5.500%, 08/01/23	3,016	0.0
6,888	5.500%, 08/01/23	7,283	0.0
17,063	5.500%, 08/01/23	18,224	0.0
43,985	5.500%, 08/01/23	47,071	0.0
46,039	5.500%, 09/01/23	49,106	0.0
9,209	5.500%, 10/01/23	9,336	0.0
70,421	5.500%, 11/01/23	74,978	0.0
4,712	5.500%, 11/01/23	4,960	0.0
2,763	5.500%, 11/01/23	2,946	0.0
127,245	5.500%, 02/01/24	136,118	0.0
1,849	5.500%, 03/01/24	1,878	0.0
10,633	5.500%, 07/01/24	11,365	0.0
42,862	5.500%, 07/01/24	44,440	0.0
36,620	5.500%, 05/01/25	37,466	0.0
54,702	5.500%, 08/01/25	58,058	0.0
3,778	5.500%, 07/01/27	4,179	0.0
937	5.500%, 08/01/27	1,036	0.0
168,070	5.500%, 03/01/34	188,363	0.0
142,378	5.500%, 04/01/34	159,629	0.0
63,234	5.500%, 11/01/34	70,929	0.0
58,965	5.500%, 12/01/34	66,123	0.0
796,326	5.500%, 02/01/35	893,256	0.0
105,164	5.500%, 05/01/35	117,817	0.0
107,768	5.500%, 09/01/35	120,502	0.0
1,125,405	5.500%, 09/01/35	1,260,088	0.1
154,751	5.500%, 04/01/36	173,414	0.0
92,747	5.500%, 04/01/36	103,583	0.0
29,943	5.500%, 05/01/36	33,480	0.0
101,536	5.500%, 06/01/36	113,424	0.0
376,601	5.500%, 07/01/36	422,351	0.0
208,239	5.500%, 11/01/36	232,783	0.0
315,965	5.500%, 12/01/36	353,586	0.0
62,134	5.500%, 12/01/36	69,679	0.0
740,583	5.500%, 12/01/36	826,701	0.0
104,580	5.500%, 01/01/37	116,993	0.0
1,001,816	5.500%, 03/01/37	1,119,029	0.0
448,271	5.500%, 03/01/37	500,700	0.0
88,824	5.500%, 03/01/37	99,189	0.0
401,803	5.500%, 08/01/37	450,194	0.0
1,306	5.500%, 01/01/38	1,450	0.0
1,241	5.500%, 01/01/38	1,377	0.0
4,685	5.500%, 01/01/38	5,211	0.0
15,055	5.500%, 03/01/38	16,780	0.0
30,229	5.500%, 05/01/38	33,614	0.0
62,286	5.500%, 06/01/38	69,511	0.0
1,845,583	5.500%, 09/01/38	2,061,986	0.1
433,616	5.500%, 12/01/38	483,362	0.0
111,513	5.500%, 06/01/39	124,248	0.0
56,437	5.500%, 04/01/40	62,458	0.0
124,227	5.500%, 05/01/40	137,479	0.0
252,976	5.500%, 06/01/40	279,963	0.0
17,084	5.500%, 07/01/40	18,906	0.0
18,588	5.700%, 07/01/36	18,639	0.0
162,072	5.700%, 07/01/36	176,013	0.0
13,147	6.000%, 10/01/18	13,334	0.0
11,663	6.000%, 01/01/34	13,180	0.0
4,798	6.000%, 07/01/34	5,401	0.0
80,546	6.000%, 12/01/34	91,918	0.0
53,548	6.000%, 05/01/35	60,536	0.0
35,001	6.000%, 01/01/36	39,412	0.0
52,650	6.000%, 01/01/36	59,258	0.0
31,141	6.000%, 02/01/36	35,589	0.0
22,877	6.000%, 03/01/36	26,146	0.0
45,567	6.000%, 03/01/36	51,789	0.0
15,639	6.000%, 04/01/36	17,843	0.0
35,813	6.000%, 04/01/36	40,614	0.0
77,163	6.000%, 05/01/36	88,020	0.0
614	6.000%, 06/01/36	695	0.0
18,566	6.000%, 08/01/36	21,172	0.0
3,555	6.000%, 08/01/36	4,001	0.0
47,483	6.000%, 09/01/36	53,443	0.0
72,742	6.000%, 09/01/36	82,177	0.0
54,300	6.000%, 09/01/36	61,398	0.0
31,204	6.000%, 09/01/36	35,372	0.0
23,607	6.000%, 10/01/36	26,570	0.0
21,889	6.000%, 10/01/36	24,869	0.0
204,610	6.000%, 12/01/36	230,291	0.0
624,272	6.000%, 12/01/36	713,429	0.0
76,005	6.000%, 01/01/37	85,545	0.0
11,725	6.000%, 02/01/37	13,325	0.0
5,834	6.000%, 04/01/37	6,567	0.0
137,307	6.000%, 07/01/37	155,568	0.0
39,751	6.000%, 08/01/37	45,148	0.0
4,270	6.000%, 08/01/37	4,840	0.0
2,690	6.000%, 08/01/37	3,037	0.0
20,212	6.000%, 09/01/37	22,892	0.0
2,885	6.000%, 09/01/37	3,273	0.0
63,713	6.000%, 09/01/37	71,710	0.0
8,556	6.000%, 09/01/37	9,659	0.0
43,740	6.000%, 09/01/37	49,760	0.0
578	6.000%, 09/01/37	653	0.0
588	6.000%, 10/01/37	664	0.0
6,230	6.000%, 10/01/37	7,086	0.0
2,620	6.000%, 10/01/37	2,965	0.0
1,975	6.000%, 10/01/37	2,243	0.0
5,052	6.000%, 11/01/37	5,700	0.0
7,609	6.000%, 11/01/37	8,564	0.0
21,350	6.000%, 11/01/37	24,074	0.0
27,466	6.000%, 11/01/37	30,974	0.0
74,853	6.000%, 11/01/37	84,558	0.0
23,450	6.000%, 11/01/37	26,394	0.0
20,728	6.000%, 11/01/37	23,562	0.0
12,820	6.000%, 12/01/37	14,495	0.0
20,325	6.000%, 12/01/37	23,115	0.0
42,790	6.000%, 12/01/37	48,513	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
62,714		6.000%, 12/01/37	$71,042	0.0
5,094		6.000%, 01/01/38	5,733	0.0
24,569		6.000%, 01/01/38	27,869	0.0
804		6.000%, 02/01/38	905	0.0
109,539		6.000%, 02/01/38	123,597	0.0
7,131		6.000%, 03/01/38	8,055	0.0
132,042		6.000%, 03/01/38	148,615	0.0
485,661		6.000%, 04/01/38	553,128	0.0
23,401		6.000%, 04/01/38	26,417	0.0
40,051		6.000%, 05/01/38	45,363	0.0
38,797		6.000%, 05/01/38	44,042	0.0
3,765		6.000%, 06/01/38	4,247	0.0
15,764		6.000%, 07/01/38	17,743	0.0
43,494		6.000%, 07/01/38	48,954	0.0
943		6.000%, 08/01/38	1,061	0.0
4,604		6.000%, 08/01/38	5,236	0.0
7,239		6.000%, 09/01/38	8,148	0.0
29,070		6.000%, 09/01/38	32,719	0.0
37,776		6.000%, 09/01/38	42,517	0.0
284,758		6.000%, 10/01/38	320,499	0.0
139,746		6.000%, 10/01/38	158,596	0.0
22,945		6.000%, 10/01/38	25,825	0.0
89,708		6.000%, 10/01/38	101,783	0.0
25,149		6.000%, 05/01/39	28,306	0.0
1,016,426		6.000%, 10/01/39	1,152,626	0.1
29,770		6.000%, 11/01/39	33,510	0.0
10,262		6.500%, 04/01/28	11,374	0.0
1,268		6.500%, 04/01/30	1,415	0.0
64,437		6.500%, 02/01/34	71,431	0.0
11,268		6.500%, 11/01/34	13,156	0.0
16,996		6.500%, 01/01/36	18,848	0.0
41,041		6.500%, 03/01/36	47,018	0.0
110,969		6.500%, 04/01/36	124,924	0.0
1,824		6.500%, 05/01/36	2,037	0.0
4,485		6.500%, 06/01/36	4,972	0.0
10,017		6.500%, 07/01/36	11,105	0.0
34,723		6.500%, 07/01/36	40,089	0.0
128,757		6.500%, 07/01/36	144,581	0.0
81,277		6.500%, 07/01/36	92,721	0.0
2,241		6.500%, 07/01/36	2,592	0.0
4,947		6.500%, 07/01/36	5,717	0.0
2,430		6.500%, 08/01/36	2,711	0.0
4,153		6.500%, 08/01/36	4,635	0.0
177,821		6.500%, 09/01/36	205,417	0.0
25,853		6.500%, 09/01/36	29,187	0.0
1,953		6.500%, 09/01/36	2,231	0.0
9,931		6.500%, 09/01/36	11,026	0.0
5,766		6.500%, 11/01/36	6,609	0.0
1,815		6.500%, 11/01/36	2,030	0.0
3,858		6.500%, 12/01/36	4,525	0.0
14,147		6.500%, 12/01/36	15,681	0.0
31,774		6.500%, 01/01/37	35,488	0.0
559		6.500%, 01/01/37	640	0.0
7,010		6.500%, 01/01/37	7,771	0.0
61,346		6.500%, 01/01/37	68,022	0.0
23,891		6.500%, 02/01/37	26,499	0.0
10,316		6.500%, 03/01/37	11,798	0.0
154,909		6.500%, 03/01/37	177,407	0.0
13,397		6.500%, 03/01/37	14,857	0.0
51,088		6.500%, 03/01/37	57,097	0.0
4,119		6.500%, 04/01/37	4,567	0.0
290		6.500%, 04/01/37	321	0.0
1,361		6.500%, 07/01/37	1,516	0.0
3,300		6.500%, 08/01/37	3,689	0.0
9,584		6.500%, 08/01/37	11,084	0.0
4,247		6.500%, 08/01/37	4,710	0.0
1,823		6.500%, 09/01/37	2,057	0.0
124,373		6.500%, 09/01/37	142,036	0.0
3,733		6.500%, 09/01/37	4,166	0.0
23,135		6.500%, 09/01/37	26,617	0.0
566		6.500%, 09/01/37	638	0.0
134,419		6.500%, 09/01/37	149,075	0.0
10,742		6.500%, 09/01/37	12,186	0.0
3,823		6.500%, 10/01/37	4,377	0.0
48,920		6.500%, 10/01/37	56,197	0.0
39,118		6.500%, 10/01/37	44,330	0.0
1,278		6.500%, 10/01/37	1,418	0.0
10,024		6.500%, 10/01/37	11,616	0.0
190,517		6.500%, 11/01/37	221,490	0.0
14,048		6.500%, 12/01/37	15,576	0.0
19,438		6.500%, 12/01/37	22,287	0.0
6,853		6.500%, 12/01/37	7,668	0.0
157,221		6.500%, 12/01/37	179,204	0.0
1,441		6.500%, 12/01/37	1,598	0.0
1,606		6.500%, 12/01/37	1,780	0.0
3,022		6.500%, 12/01/37	3,350	0.0
1,526		6.500%, 12/01/37	1,692	0.0
566		6.500%, 01/01/38	627	0.0
1,487		6.500%, 01/01/38	1,649	0.0
33,827		6.500%, 01/01/38	38,669	0.0
120,950		6.500%, 02/01/38	134,096	0.0
69,627		6.500%, 03/01/38	77,212	0.0
85,159		6.500%, 04/01/38	97,598	0.0
4,280		6.500%, 05/01/38	4,745	0.0
1,628		6.500%, 06/01/38	1,804	0.0
366,563		6.500%, 08/01/38	418,578	0.0
72,764		6.500%, 08/01/38	81,472	0.0
142,272		6.500%, 08/01/38	165,295	0.0
21,243		6.500%, 09/01/38	23,561	0.0
36,715		6.500%, 09/01/38	41,178	0.0
345,709		6.500%, 10/01/38	392,389	0.0
6,255		6.500%, 10/01/38	7,082	0.0
24,377		6.500%, 10/01/38	28,202	0.0
52,375		6.500%, 10/01/38	58,071	0.0
69,382		6.500%, 11/01/38	77,441	0.0
90,727		6.500%, 01/01/39	104,681	0.0
2,059		6.500%, 01/01/39	2,358	0.0
30,568		6.500%, 03/01/39	33,892	0.0
5,619		6.500%, 09/01/39	6,229	0.0
805,000		6.625%, 11/15/30	1,140,147	0.1
3,430,000		7.125%, 01/15/30	4,991,442	0.2
1,560,000		7.250%, 05/15/30	2,303,739	0.1
			390,847,989	11.7

		Government National Mortgage Association: 7.0%
84,719,000	(4)	3.000%, 05/20/45	85,903,738	2.6
77,732,000	(4)	3.500%, 07/20/42	80,681,868	2.4
8,910,000	(4)	4.000%, 06/20/41	9,383,692	0.3
9,129,355		4.000%, 10/20/43	9,646,079	0.3
8,333,286		4.000%, 03/20/46	8,819,634	0.3
4,550,413		4.000%, 03/20/46	4,815,038	0.1
1,539,843		4.500%, 02/20/41	1,656,400	0.1
473,163		4.500%, 03/20/41	508,963	0.0
1,825,274		4.500%, 05/20/41	1,963,284	0.1
2,056,334		4.500%, 06/20/41	2,211,817	0.1
3,821,324		4.500%, 07/20/41	4,110,263	0.1
1,565,852		4.500%, 09/20/41	1,684,307	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
4,788,865	4.500%, 10/20/41	$5,150,969	0.2
17,165	5.000%, 10/15/37	18,913	0.0
2,895	5.000%, 04/15/38	3,183	0.0
98,119	5.000%, 03/15/39	107,986	0.0
150,648	5.000%, 08/15/39	164,745	0.0
1,307,100	5.000%, 09/15/39	1,435,883	0.0
1,388,105	5.000%, 09/15/39	1,524,876	0.1
1,060,453	5.000%, 02/15/40	1,163,313	0.0
995,953	5.000%, 04/15/40	1,088,917	0.0
1,812,616	5.000%, 06/15/40	1,993,050	0.1
65,732	5.000%, 07/15/40	72,203	0.0
752,980	5.000%, 04/15/42	822,366	0.0
1,080,336	5.000%, 04/20/42	1,179,070	0.0
49,135	5.500%, 07/20/38	54,156	0.0
642,184	5.500%, 09/20/39	699,962	0.0
46,087	5.500%, 10/20/39	50,878	0.0
1,064,877	5.500%, 11/20/39	1,160,652	0.0
25,880	5.500%, 11/20/39	28,569	0.0
15,553	5.500%, 12/20/40	16,979	0.0
47,797	5.500%, 01/20/41	53,232	0.0
336,181	5.500%, 03/20/41	371,508	0.0
480,855	5.500%, 04/20/41	535,483	0.0
813,140	5.500%, 05/20/41	897,088	0.0
739,897	5.500%, 06/20/41	824,767	0.0
25,626	6.000%, 10/15/36	29,075	0.0
79,025	6.000%, 08/15/37	89,897	0.0
101,034	6.000%, 11/15/37	113,952	0.0
17,809	6.000%, 12/15/37	20,086	0.0
38,447	6.000%, 01/15/38	43,363	0.0
39,102	6.000%, 01/15/38	44,101	0.0
42,091	6.000%, 02/15/38	47,472	0.0
100,813	6.000%, 02/15/38	113,703	0.0
1,034	6.000%, 02/15/38	1,166	0.0
2,346	6.000%, 04/15/38	2,657	0.0
267,482	6.000%, 05/15/38	301,681	0.0
279,026	6.000%, 05/15/38	314,701	0.0
43,398	6.000%, 07/15/38	48,948	0.0
76,984	6.000%, 09/15/38	86,837	0.0
60,384	6.000%, 11/15/38	68,118	0.0
1,306,937	6.000%, 08/20/40	1,492,592	0.1
		233,622,180	7.0

	Other U.S. Agency Obligations: 1.0%
22,990,000	1.100%, 11/06/18	22,886,292	0.7
1,500,000	(2) 1.875%, 08/15/22	1,492,562	0.1
10,000	6.150%, 01/15/38	14,405	0.0
5,000,000	7.125%, 05/01/30	7,259,480	0.2
		31,652,739	1.0

	Total U.S. Government Agency Obligations
	(Cost $961,510,706)	966,580,003	29.0

FOREIGN GOVERNMENT BONDS: 2.9%
4,206,000	Asian Development Bank, 1.625%, 03/16/21	4,171,157	0.1
300,000	Asian Development Bank, 2.125%, 03/19/25	295,365	0.0
2,000,000	Asian Development Bank, 2.000%, 02/16/22	2,000,938	0.1
3,000,000	Colombia Government International Bond, 4.000%, 02/26/24	3,129,750	0.1
1,950,000	Colombia Government International Bond, 7.375%, 09/18/37	2,581,800	0.1
1,000,000	Corp Andina de Fomento, 2.125%, 09/27/21	994,850	0.0
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	3,210,190	0.1
4,000,000	European Investment Bank, 1.125%, 08/15/19	3,964,756	0.1
6,700,000	European Investment Bank, 1.625%, 06/15/21	6,631,549	0.2
2,071,000 (2)	European Investment Bank, 1.750%, 05/15/20	2,071,599	0.1
3,000,000	European Investment Bank, 2.250%, 03/15/22	3,027,286	0.1
2,000,000	European Investment Bank, 4.000%, 02/16/21	2,137,222	0.1
500,000	Export-Import Bank of Korea, 2.625%, 12/30/20	501,600	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/26	501,409	0.0
1,000,000	Export-Import Bank of Korea, 4.000%, 01/14/24	1,055,818	0.0
1,000,000	Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,024,984	0.0
3,000,000	Inter-American Development Bank, 1.750%, 09/14/22	2,950,374	0.1
1,000,000	Inter-American Development Bank, 1.875%, 03/15/21	1,000,305	0.0
1,000,000	Inter-American Development Bank, 3.200%, 08/07/42	994,644	0.0
2,000,000	International Bank for Reconstruction & Development, 1.250%, 07/26/19	1,987,394	0.1
1,000,000	Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	991,772	0.0
3,000,000 (1)	Kommunalbanken AS, 2.250%, 01/25/22	3,016,647	0.1
500,000 (2)	Korea International Bond, 4.125%, 06/10/44	580,081	0.0
5,000,000	Mexico Government International Bond, 4.750%, 03/08/44	5,165,000	0.1
1,460,000	Panama Government International Bond, 8.875%, 09/30/27	2,126,490	0.1
4,000,000	Philippine Government International Bond, 6.375%, 01/15/32	5,280,828	0.2
3,405,000	Republic of Poland Government International Bond, 5.125%, 04/21/21	3,737,328	0.1
3,000,000	Province of British Columbia Canada, 2.250%, 06/02/26	2,920,941	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
1,000,000	Province of Ontario Canada, 1.875%, 05/21/20	$998,961	0.0
13,308,000	Province of Ontario Canada, 4.400%, 04/14/20	14,121,151	0.4
4,000,000	Peruvian Government International Bond, 6.550%, 03/14/37	5,400,000	0.2
155,000	(2) Peruvian Government International Bond, 7.125%, 03/30/19	168,253	0.0
5,160,000	Ukraine Government AID Bonds, 1.847%, 05/29/20	5,185,418	0.2
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/24	3,292,500	0.1

	Total Foreign Government Bonds
	(Cost $94,904,579)	97,218,360	2.9

	Total Long-Term Investments
	(Cost $3,177,558,442)	3,239,294,152	97.2

SHORT-TERM INVESTMENTS: 18.3%
	Corporate Bonds/Notes: 2.5%
500,000	AbbVie, Inc., 1.800%, 05/14/18	500,766	0.0
1,000,000	Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,018,729	0.1
1,725,000	Aetna, Inc., 1.500%, 11/15/17	1,724,826	0.1
398,000	Agilent Technologies, Inc., 6.500%, 11/01/17	399,307	0.0
750,000	Air Products & Chemicals, Inc., 1.200%, 10/15/17	749,917	0.0
6,325,000	American Express Co., 7.000%, 03/19/18	6,481,637	0.2
500,000	American Express Credit Corp., 2.125%, 07/27/18	502,326	0.0
1,000,000	Anthem, Inc., 2.300%, 07/15/18	1,004,508	0.0
250,000	Anthem, Inc., 1.875%, 01/15/18	250,173	0.0
1,500,000	Apple, Inc., 1.000%, 05/03/18	1,496,606	0.1
300,000	AT&T, Inc., 1.400%, 12/01/17	299,970	0.0
500,000	AT&T, Inc., 1.750%, 01/15/18	500,340	0.0
1,000,000	Bank of America Corp., 2.000%, 01/11/18	1,001,172	0.0
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,646,982	0.1
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	999,158	0.0
1,000,000	Bank of New York Mellon Corp., 1.350%, 03/06/18	999,738	0.0
1,000,000	Bank of New York Mellon Corp., 2.100%, 08/01/18	1,004,668	0.1
500,000	Bank of Nova Scotia/The, 1.375%, 12/18/17	499,961	0.0
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	748,622	0.0
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	502,517	0.0
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	750,002	0.0
2,000,000	Biogen, Inc., 6.875%, 03/01/18	2,042,945	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	999,874	0.0
500,000	Cabot Corp., 2.550%, 01/15/18	501,140	0.0
550,000	Capital One NA/Mclean VA, 2.350%, 08/17/18	552,388	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	999,856	0.0
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,832	0.0
1,000,000	Celgene Corp., 2.300%, 08/15/18	1,005,872	0.1
300,000	Chevron Corp., 1.104%, 12/05/17	299,864	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	499,549	0.0
1,000,000	Colgate-Palmolive Co., 0.900%, 05/01/18	996,908	0.0
2,000,000	Comcast Corp., 6.300%, 11/15/17	2,011,211	0.1
750,000	Corning, Inc., 1.450%, 11/15/17	749,629	0.0
500,000	(1) Daimler Finance North America LLC, 2.375%, 08/01/18	502,788	0.0
750,000	Diageo Capital PLC, 1.125%, 04/29/18	748,430	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	401,237	0.0
2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,356,597	0.1
1,000,000	Expedia, Inc., 7.456%, 08/15/18	1,048,017	0.1
2,250,000	Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,254,953	0.1
500,000	General Dynamics Corp., 1.000%, 11/15/17	499,789	0.0
879,000	General Electric Co., 5.250%, 12/06/17	885,157	0.0
4,840,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	4,946,320	0.2
500,000	Halliburton Co., 2.000%, 08/01/18	500,831	0.0
1,000,000	HSBC USA, Inc., 1.625%, 01/16/18	1,000,415	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
1,070,000		Humana, Inc., 6.300%, 08/01/18	$1,109,963	0.1
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,006,854	0.1
1,000,000	(1)	Hyundai Capital America, 2.875%, 08/09/18	1,005,396	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	508,838	0.0
200,000		Johnson Controls International plc, 1.400%, 11/02/17	199,785	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,500,243	0.1
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,280	0.0
3,266,000		Kraft Heinz Foods Co., 6.125%, 08/23/18	3,392,336	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	499,312	0.0
500,000		McKesson Corp., 1.400%, 03/15/18	499,558	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	748,448	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,504,456	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	10,757,852	0.3
300,000		NetApp, Inc., 2.000%, 12/15/17	300,120	0.0
300,000		Newell Brands, Inc., 2.050%, 12/01/17	300,247	0.0
250,000		Philip Morris International, Inc., 1.250%, 11/09/17	249,967	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	500,301	0.0
500,000		Roper Technologies, Inc., 1.850%, 11/15/17	500,060	0.0
750,000		Royal Bank of Canada, 1.500%, 01/16/18	749,995	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	351,010	0.0
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	599,700	0.0
1,000,000		Stryker Corp., 1.300%, 04/01/18	998,977	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	756,176	0.0
500,000		Total Capital SA, 2.125%, 08/10/18	502,556	0.0
250,000		TransCanada PipeLines Ltd., 1.875%, 01/12/18	250,223	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	400,000	0.0
1,000,000		UnitedHealth Group, Inc., 6.000%, 02/15/18	1,016,197	0.1
500,000		Virginia Electric & Power Co., 1.200%, 01/15/18	499,433	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,775	0.0
300,000		Walt Disney Co/The, 1.100%, 12/01/17	299,920	0.0
500,000		Welltower, Inc., 2.250%, 03/15/18	501,298	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	1,000,618	0.0
			82,945,421	2.5

		Commercial Paper: 5.7%
30,000,000		Bank Tokyo, 1.390%, 10/06/17	29,993,175	0.9
30,000,000		Concord, 1.440%, 10/06/17	29,992,941	0.9
4,000,000		Consolidated 0.000%, 10/02/17	3,999,525	0.1
7,000,000		Crown PT, 1.850%, 10/02/17	6,999,297	0.2
10,000,000		Du Pont E I 0% 10/12/17, 10/12/17	9,995,035	0.3
14,000,000		Duke Energy, 2.070%, 10/02/17	13,998,425	0.4
10,000,000		Kellogg 0% 10/13/17, 10/13/17	9,994,641	0.3
20,000,000		Kroger 0.000%, 10/10/17	19,991,628	0.6
30,000,000		Kroger, 2.700%, 10/02/17	29,996,625	0.9
9,400,000		National Grid 0% 10/16/17, 10/16/17	9,393,870	0.3
20,000,000		Reuters, 1.530%, 10/30/17	19,975,011	0.6
5,000,000		Tyson 0% 10/6/17, 10/06/17	4,998,678	0.2
			189,328,851	5.7

		U.S. Government Agency Obligations: 0.0%
3,140		Fannie Mae, 5.000%, 01/01/18	3,215	0.0
6,547		Fannie Mae, 5.000%, 01/01/18	6,701	0.0
7,881		Fannie Mae, 5.000%, 02/01/18	8,066	0.0
2,159		Fannie Mae, 5.000%, 04/01/18	2,209	0.0
309		Fannie Mae, 5.500%, 10/01/17	309	0.0
			20,500	0.0

		Securities Lending Collateral(5): 5.8%
14,379,982		Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $14,381,223, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $14,667,582, due 08/15/18-02/15/37)	14,379,982	0.4

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(5) (continued)
21,880,866		BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $21,882,772, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $22,318,483, due 11/01/18-08/20/67)	$21,880,866	0.6
29,366,971		Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $29,369,554, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $29,954,311, due 10/12/17-05/20/67)	29,366,971	0.9
45,856,834		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $45,860,867, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $46,773,971, due 10/12/17-12/01/51)	45,856,834	1.4
45,856,834		RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $45,860,792, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $46,773,971, due 02/08/18-08/20/47)	45,856,834	1.4
35,684,141		State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $35,687,661, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $36,463,213, due 01/15/19-02/15/46)	35,684,141	1.1
			193,025,628	5.8

		Foreign Government Bonds: 0.2%
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	4,986,270	0.2
1,000,000		International Finance Corp., 1.250%, 07/16/18	998,370	0.0
			5,984,640	0.2

		U.S. Treasury Obligations: 0.4%
15,660,000		United States Treasury Note, 0.625%, 06/30/18
		(Cost $15,588,997)	15,584,154	0.4

		U.S. Treasury Notes: 3.4%
2,006,600	(2)	United States Treasury Note/Bond, 0.750%, 04/15/18	2,001,377	0.1
1,508,000		United States Treasury Note/Bond, 1.000%, 05/15/18	1,505,968	0.0
10,549,500		United States Treasury Note, 0.750%, 01/31/18	10,535,281	0.3
12,736,000		United States Treasury Note, 0.750%, 10/31/17	12,733,134	0.4
2,285,600		United States Treasury Note, 0.750%, 12/31/17	2,283,414	0.1
20,000,000		United States Treasury Note, 0.750%, 02/28/18	19,967,969	0.6
7,260,000		United States Treasury Note, 0.750%, 04/30/18	7,239,410	0.2
1,918,000		United States Treasury Note, 0.875%, 01/31/18	1,916,199	0.1
2,768,000		United States Treasury Note, 0.875%, 10/15/17	2,767,853	0.1
1,864,000		United States Treasury Note, 0.875%, 11/15/17	1,863,558	0.0
12,296,700		United States Treasury Note, 0.875%, 03/31/18	12,274,214	0.4
13,454,000		United States Treasury Note, 0.875%, 05/31/18	13,420,628	0.4
785,000		United States Treasury Note, 1.000%, 12/15/17	784,789	0.0
4,005,000		United States Treasury Note, 1.000%, 12/31/17	4,003,604	0.1
210,800		United States Treasury Note, 1.000%, 03/15/18	210,611	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Notes (continued)
18,650,000	United States Treasury Note, 2.625%, 04/30/18	$18,797,513	0.6
		112,305,522	3.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
8,439,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $8,439,000)	8,439,000	0.3

	Total Short-Term Investments
	(Cost $607,077,683)	607,633,716	18.3

	Total Investments in Securities (Cost $3,784,636,125)	$3,846,927,868	115.5
	Liabilities in Excess of Other Assets	(517,159,310)	(15.5)
	Net Assets	$3,329,768,558	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Settlement is on a when-issued or delayed-delivery basis.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2017.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$864,329,512	$–	$864,329,512
Collateralized Mortgage Obligations	–	4,009,931	–	4,009,931
Municipal Bonds	–	33,756,484	–	33,756,484
Commercial Mortgage-Backed Securities	–	57,853,296	–	57,853,296
U.S. Treasury Obligations	–	1,191,095,430	–	1,191,095,430
U.S. Government Agency Obligations	–	966,580,003	–	966,580,003

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset-Backed Securities	$–	$24,451,136	$–	$24,451,136
Foreign Government Bonds	–	97,218,360	–	97,218,360
Short-Term Investments	8,439,000	599,194,716	–	607,633,716
Total Investments, at fair value	$8,439,000	$3,838,488,868	$–	$3,846,927,868
Other Financial Instruments+
Futures	5,053	–	–	5,053
Total Assets	$8,444,053	$3,838,488,868	$–	$3,846,932,921

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	(9)	12/29/17	$(1,941,328)	$5,053
			$(1,941,328)	$5,053

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$5,053
Total Asset Derivatives		$5,053

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,790,684,994.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$78,095,411
Gross Unrealized Depreciation	(21,847,484)

Net Unrealized Appreciation	$56,247,927

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017